Schedule of Investments
Bond Market Index Account
March 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.79% Shares Held Value (000's)
Exchange-Traded Funds - 1.21%
iShares MBS ETF 251,968 $ 27,827
Money Market Funds - 2.58%
BlackRock Liquidity FedFund 0.36%
(a),(b)
4,142,776 4,143
Principal Government Money Market Fund
0.53%
(a),(b),(c)
54,976,776 54,977
$ 59,120
TOTAL INVESTMENT COMPANIES $ 86,947
BONDS - 29.78%
Principal
Amount (000's) Value (000's)
Advertising - 0.03%
Interpublic Group of Cos Inc/The
3.75%, 10/01/2021 $ 300 $ 303
5.40%, 10/01/2048 300 323
Omnicom Group Inc
2.45%, 04/30/2030 160 145
$ 771
Aerospace & Defense - 0.36%
Boeing Co/The
2.30%, 08/01/2021
(d)
100 97
2.95%, 02/01/2030
(d)
170 159
3.25%, 02/01/2035 170 147
3.75%, 02/01/2050 235 214
3.95%, 08/01/2059 315 283
5.88%, 02/15/2040 154 150
Embraer Netherlands Finance BV
5.05%, 06/15/2025 300 265
General Dynamics Corp
2.25%, 11/15/2022 15 15
3.25%, 04/01/2025 80 85
3.38%, 05/15/2023 300 308
3.50%, 04/01/2027 160 172
3.75%, 05/15/2028 300 319
4.25%, 04/01/2040 160 191
L3Harris Technologies Inc
2.90%, 12/15/2029 60 56
3.83%, 04/27/2025 500 520
Lockheed Martin Corp
3.35%, 09/15/2021 102 104
3.55%, 01/15/2026 240 257
3.60%, 03/01/2035 350 383
3.80%, 03/01/2045 25 27
4.07%, 12/15/2042 47 54
4.09%, 09/15/2052 389 467
4.70%, 05/15/2046 25 31
Northrop Grumman Corp
2.55%, 10/15/2022 380 380
3.20%, 02/01/2027 500 519
3.50%, 03/15/2021 277 278
4.03%, 10/15/2047 25 29
Raytheon Co
4.88%, 10/15/2040 154 189
Rockwell Collins Inc
3.50%, 03/15/2027 325 336
4.35%, 04/15/2047 40 44
United Technologies Corp
3.65%, 08/16/2023 53 56
3.75%, 11/01/2046 30 31
4.05%, 05/04/2047 300 329
4.13%, 11/16/2028 435 477
4.15%, 05/15/2045 40 43
4.50%, 06/01/2042 600 693
4.63%, 11/16/2048 210 248
5.70%, 04/15/2040 51 65
6.13%, 07/15/2038 18 26
6.70%, 08/01/2028 175 222
$ 8,269
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture - 0.33%
Altria Group Inc
2.85%, 08/09/2022 $ 40 $ 40
3.88%, 09/16/2046 60 54
4.00%, 01/31/2024 350 360
4.75%, 05/05/2021 163 167
4.80%, 02/14/2029 340 354
5.80%, 02/14/2039 380 416
6.20%, 02/14/2059 310 341
Archer-Daniels-Midland Co
2.50%, 08/11/2026 850 858
BAT Capital Corp
2.76%, 08/15/2022 580 570
2.79%, 09/06/2024 245 237
3.46%, 09/06/2029 245 227
3.56%, 08/15/2027 550 518
4.54%, 08/15/2047 325 296
Philip Morris International Inc
2.38%, 08/17/2022 30 30
2.75%, 02/25/2026 310 309
2.90%, 11/15/2021 381 383
3.25%, 11/10/2024 30 31
3.38%, 08/11/2025 375 382
4.13%, 03/04/2043 300 296
4.25%, 11/10/2044 30 33
4.38%, 11/15/2041 61 65
4.50%, 03/20/2042 400 446
4.88%, 11/15/2043 35 41
Reynolds American Inc
4.45%, 06/12/2025 250 251
4.85%, 09/15/2023 350 364
5.70%, 08/15/2035 25 27
5.85%, 08/15/2045 415 446
$ 7,542
Airlines - 0.05%
American Airlines 2014-1 Class A Pass Through
Trust
3.70%, 04/01/2028 291 280
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 167 151
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 320 291
Delta Air Lines Inc
2.90%, 10/28/2024 155 124
3.75%, 10/28/2029 155 125
United Airlines 2014-2 Class A Pass Through
Trust
3.75%, 03/03/2028 149 150
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 80 72
$ 1,193
Apparel - 0.06%
NIKE Inc
2.25%, 05/01/2023 200 202
2.40%, 03/27/2025 160 167
2.75%, 03/27/2027 160 166
3.25%, 03/27/2040 160 168
3.38%, 11/01/2046 350 363
3.63%, 05/01/2043 200 218
$ 1,284
Automobile Asset Backed Securities - 0.20%
BMW Vehicle Owner Trust 2018-A
2.51%, 06/25/2024 1,500 1,501
Nissan Auto Receivables 2017-B Owner Trust
1.75%, 10/15/2021 420 420

Schedule of Investments
Bond Market Index Account
March 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Toyota Auto Receivables 2018-A Owner Trust
2.35%, 05/16/2022 $ 746 $ 747
World Omni Auto Receivables Trust 2018-A
2.50%, 04/17/2023 497 498
World Omni Automobile Lease Securitization
Trust 2019-A
2.94%, 05/16/2022 1,500 1,503
$ 4,669
Automobile Manufacturers - 0.33%
American Honda Finance Corp
1.95%, 05/20/2022 155 153
1.95%, 05/10/2023 160 156
2.05%, 01/10/2023 490 483
2.15%, 09/10/2024 445 434
Daimler Finance North America LLC
8.50%, 01/18/2031 127 172
General Motors Co
4.88%, 10/02/2023 25 22
5.00%, 10/01/2028 400 345
5.00%, 04/01/2035 200 150
5.40%, 04/01/2048 360 262
6.75%, 04/01/2046 25 20
General Motors Financial Co Inc
3.20%, 07/06/2021 330 314
3.25%, 01/05/2023 400 363
3.45%, 01/14/2022 30 28
3.45%, 04/10/2022 325 306
3.55%, 07/08/2022 500 465
3.70%, 05/09/2023 325 292
4.30%, 07/13/2025 325 288
4.35%, 01/17/2027 30 24
4.38%, 09/25/2021 330 304
5.10%, 01/17/2024 500 459
PACCAR Financial Corp
3.10%, 05/10/2021 300 302
Toyota Motor Corp
3.67%, 07/20/2028 200 207
Toyota Motor Credit Corp
1.80%, 10/07/2021 400 396
1.80%, 02/13/2025 160 154
2.00%, 10/07/2024
(d)
165 160
2.25%, 10/18/2023 350 343
3.30%, 01/12/2022 77 78
3.35%, 01/08/2024 400 409
3.45%, 09/20/2023 400 415
$ 7,504
Automobile Parts & Equipment - 0.02%
BorgWarner Inc
3.38%, 03/15/2025 500 489
Banks - 5.77%
Australia & New Zealand Banking Group Ltd/
New York NY
2.05%, 11/21/2022 250 250
2.30%, 06/01/2021 310 310
2.63%, 05/19/2022 250 252
Banco Santander SA
3.13%, 02/23/2023 600 572
Bank of America Corp
2.46%, 10/22/2025
(e)
310 313
3 Month USD LIBOR + 0.87%
2.50%, 02/13/2031
(e)
320 309
3 Month USD LIBOR + 0.99%
2.63%, 04/19/2021 750 754
2.82%, 07/21/2023
(e)
500 502
3 Month USD LIBOR + 0.93%
3.00%, 12/20/2023
(e)
1,389 1,417
3 Month USD LIBOR + 0.79%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
3.12%, 01/20/2023
(e)
$ 500 $ 508
3 Month USD LIBOR + 1.16%
3.19%, 07/23/2030
(e)
335 342
3 Month USD LIBOR + 1.18%
3.25%, 10/21/2027 40 41
3.30%, 01/11/2023 330 342
3.42%, 12/20/2028
(e)
1,041 1,074
3 Month USD LIBOR + 1.04%
3.50%, 05/17/2022
(e)
300 304
3 Month USD LIBOR + 0.63%
3.50%, 04/19/2026 795 844
3.59%, 07/21/2028
(e)
500 511
3 Month USD LIBOR + 1.37%
3.82%, 01/20/2028
(e)
400 415
3 Month USD LIBOR + 1.58%
3.86%, 07/23/2024
(e)
300 314
3 Month USD LIBOR + 0.94%
3.88%, 08/01/2025 30 32
3.95%, 04/21/2025 830 873
3.97%, 02/07/2030
(e)
1,000 1,078
3 Month USD LIBOR + 1.21%
4.13%, 01/22/2024 500 528
4.18%, 11/25/2027 560 579
4.20%, 08/26/2024 25 27
4.27%, 07/23/2029
(e)
360 389
3 Month USD LIBOR + 1.31%
4.33%, 03/15/2050
(e)
310 366
3 Month USD LIBOR + 1.52%
4.44%, 01/20/2048
(e)
30 34
3 Month USD LIBOR + 1.99%
5.00%, 01/21/2044 25 32
5.70%, 01/24/2022 580 606
5.88%, 02/07/2042 228 321
7.75%, 05/14/2038 250 369
Bank of America NA
6.00%, 10/15/2036 250 333
Bank of Montreal
2.55%, 11/06/2022 15 15
3.10%, 04/13/2021 1,000 1,010
3.30%, 02/05/2024 400 413
Bank of New York Mellon Corp/The
1.85%, 01/27/2023 790 785
1.95%, 08/23/2022 850 853
2.10%, 10/24/2024 775 780
Bank of Nova Scotia/The
2.00%, 11/15/2022 160 160
2.45%, 09/19/2022 30 30
2.70%, 03/07/2022 15 15
2.70%, 08/03/2026 170 171
3.13%, 04/20/2021 1,000 1,011
3.40%, 02/11/2024 400 420
4.50%, 12/16/2025 500 514
Barclays PLC
3.20%, 08/10/2021 200 198
3.68%, 01/10/2023 1,700 1,705
4.34%, 01/10/2028 1,030 1,047
4.38%, 01/12/2026 200 201
4.97%, 05/16/2029
(e)
210 225
3 Month USD LIBOR + 1.90%
BNP Paribas SA
4.25%, 10/15/2024 750 773
BPCE SA
4.00%, 04/15/2024 250 259
Canadian Imperial Bank of Commerce
2.61%, 07/22/2023
(e)
250 251
3 Month USD LIBOR + 0.79%
3.50%, 09/13/2023 500 531

Schedule of Investments
Bond Market Index Account
March 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Capital One NA
2.15%, 09/06/2022 $ 250 $ 243
Citibank NA
3.65%, 01/23/2024 500 524
Citigroup Inc
2.31%, 11/04/2022
(e)
230 229
United States Secured Overnight Financing
Rate + 0.87%
2.67%, 01/29/2031
(e)
315 305
United States Secured Overnight Financing
Rate + 1.15%
2.70%, 03/30/2021 30 30
2.70%, 10/27/2022 900 895
2.75%, 04/25/2022 15 15
2.88%, 07/24/2023
(e)
200 202
3 Month USD LIBOR + 0.95%
2.90%, 12/08/2021 1,000 1,008
2.98%, 11/05/2030
(e)
155 151
United States Secured Overnight Financing
Rate + 1.42%
3.20%, 10/21/2026 770 797
3.50%, 05/15/2023 600 609
3.67%, 07/24/2028
(e)
1,200 1,242
3 Month USD LIBOR + 1.39%
3.75%, 06/16/2024 500 506
3.89%, 01/10/2028
(e)
400 411
3 Month USD LIBOR + 1.56%
4.05%, 07/30/2022 200 203
4.07%, 04/23/2029
(e)
240 251
3 Month USD LIBOR + 1.19%
4.28%, 04/24/2048
(e)
330 365
3 Month USD LIBOR + 1.84%
4.30%, 11/20/2026 525 549
4.40%, 06/10/2025 780 816
4.45%, 09/29/2027 20 21
4.50%, 01/14/2022 454 471
4.60%, 03/09/2026 60 64
4.65%, 07/30/2045 222 254
5.30%, 05/06/2044 25 29
5.50%, 09/13/2025 325 356
5.88%, 01/30/2042 328 416
6.63%, 06/15/2032 112 135
6.68%, 09/13/2043 30 39
8.13%, 07/15/2039 132 207
Citizens Bank NA/Providence RI
2.55%, 05/13/2021 250 250
Cooperatieve Rabobank UA
3.88%, 02/08/2022 328 339
3.95%, 11/09/2022 300 303
5.25%, 05/24/2041 500 660
5.25%, 08/04/2045 250 303
5.75%, 12/01/2043 250 309
Credit Suisse AG/New York NY
3.00%, 10/29/2021 250 253
3.63%, 09/09/2024 400 422
Credit Suisse Group Funding Guernsey Ltd
3.75%, 03/26/2025 750 740
4.88%, 05/15/2045 500 608
Deutsche Bank AG/New York NY
3.38%, 05/12/2021 500 474
4.10%, 01/13/2026 500 456
4.25%, 10/14/2021 400 382
5.00%, 02/14/2022 400 395
Discover Bank
2.45%, 09/12/2024 320 302
2.70%, 02/06/2030 250 216
3.20%, 08/09/2021 250 247
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Fifth Third Bancorp
2.38%, 01/28/2025 $ 85 $ 81
4.30%, 01/16/2024 30 32
Fifth Third Bank/Cincinnati OH
1.80%, 01/30/2023 250 247
2.88%, 10/01/2021 200 202
3.85%, 03/15/2026 700 726
Goldman Sachs Group Inc/The
2.35%, 11/15/2021 780 779
2.60%, 02/07/2030 1,240 1,169
3.00%, 04/26/2022 25 25
3.63%, 02/20/2024 1,000 1,043
3.75%, 05/22/2025 30 31
3.85%, 01/26/2027 60 62
4.02%, 10/31/2038
(e)
750 752
3 Month USD LIBOR + 1.37%
4.22%, 05/01/2029
(e)
415 442
3 Month USD LIBOR + 1.30%
4.25%, 10/21/2025 1,280 1,319
4.41%, 04/23/2039
(e)
180 188
3 Month USD LIBOR + 1.43%
4.80%, 07/08/2044 25 28
5.15%, 05/22/2045 310 358
5.25%, 07/27/2021 502 518
5.75%, 01/24/2022 228 242
6.75%, 10/01/2037 30 40
HSBC Holdings PLC
2.63%, 11/07/2025
(e)
230 223
3 Month USD LIBOR + 1.14%
2.65%, 01/05/2022 200 200
2.95%, 05/25/2021 700 704
3.60%, 05/25/2023 500 505
3.90%, 05/25/2026 395 402
3.95%, 05/18/2024
(e)
400 410
3 Month USD LIBOR + 0.99%
3.97%, 05/22/2030
(e)
400 410
3 Month USD LIBOR + 1.61%
4.00%, 03/30/2022 148 151
4.04%, 03/13/2028
(e)
500 508
3 Month USD LIBOR + 1.55%
4.25%, 03/14/2024 500 513
4.29%, 09/12/2026
(e)
500 499
3 Month USD LIBOR + 1.35%
4.58%, 06/19/2029
(e)
365 387
3 Month USD LIBOR + 1.53%
4.95%, 03/31/2030 200 218
5.10%, 04/05/2021 728 744
5.25%, 03/14/2044 300 330
6.10%, 01/14/2042 174 216
6.50%, 05/02/2036 420 496
Huntington Bancshares Inc/OH
2.30%, 01/14/2022 500 496
2.55%, 02/04/2030 110 98
Huntington National Bank/The
1.80%, 02/03/2023 250 246
3.25%, 05/14/2021 400 403
3.55%, 10/06/2023 400 415
Industrial & Commercial Bank of China Ltd/New
York NY
2.45%, 10/20/2021 1,850 1,889
ING Groep NV
3.55%, 04/09/2024 400 402
JPMorgan Chase & Co
2.00%, 03/13/2026
(e)
160 159
United States Secured Overnight Financing
Rate + 1.59%
2.30%, 08/15/2021 880 879

Schedule of Investments
Bond Market Index Account
March 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
2.30%, 10/15/2025
(e)
$ 280 $ 279
United States Secured Overnight Financing
Rate + 1.16%
2.74%, 10/15/2030
(e)
260 263
United States Secured Overnight Financing
Rate + 1.51%
2.78%, 04/25/2023
(e)
250 253
3 Month USD LIBOR + 0.94%
3.25%, 09/23/2022 320 330
3.30%, 04/01/2026 500 519
3.38%, 05/01/2023 400 418
3.51%, 01/23/2029
(e)
400 412
3 Month USD LIBOR + 0.95%
3.63%, 12/01/2027 25 26
3.80%, 07/23/2024
(e)
270 283
3 Month USD LIBOR + 0.89%
3.88%, 02/01/2024 20 21
3.88%, 09/10/2024 500 527
3.88%, 07/24/2038
(e)
500 558
3 Month USD LIBOR + 1.36%
3.96%, 11/15/2048
(e)
400 463
3 Month USD LIBOR + 1.38%
4.01%, 04/23/2029
(e)
270 290
3 Month USD LIBOR + 1.12%
4.03%, 07/24/2048
(e)
30 34
3 Month USD LIBOR + 1.46%
4.20%, 07/23/2029
(e)
300 329
3 Month USD LIBOR + 1.26%
4.25%, 10/01/2027 10 11
4.50%, 01/24/2022 257 268
4.63%, 05/10/2021 287 295
4.85%, 02/01/2044 20 24
4.95%, 06/01/2045 55 69
5.40%, 01/06/2042 102 135
5.60%, 07/15/2041 154 205
5.63%, 08/16/2043 375 486
6.40%, 05/15/2038 200 286
KeyBank NA/Cleveland OH
1.25%, 03/10/2023 250 245
KeyCorp
2.25%, 04/06/2027 410 381
2.55%, 10/01/2029 310 277
5.10%, 03/24/2021 102 104
Korea Development Bank/The
1.75%, 02/18/2025 500 508
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/2036
(f)
380 301
0.00%, 06/29/2037
(f)
200 157
1.50%, 06/15/2021 1,290 1,305
2.00%, 05/02/2025 880 936
2.13%, 03/07/2022 500 514
2.13%, 06/15/2022 960 992
2.13%, 01/17/2023 800 834
2.38%, 12/29/2022
(d)
600 629
2.50%, 11/20/2024 300 325
2.63%, 01/25/2022 1,257 1,303
Landwirtschaftliche Rentenbank
2.00%, 01/13/2025 300 319
2.38%, 06/10/2025 400 432
Lloyds Bank PLC
2.25%, 08/14/2022 700 699
Lloyds Banking Group PLC
3.57%, 11/07/2028
(e)
630 625
3 Month USD LIBOR + 1.21%
3.75%, 01/11/2027 515 520
4.05%, 08/16/2023 400 412
4.45%, 05/08/2025 400 413
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Lloyds Banking Group PLC   (continued)
4.65%, 03/24/2026 $ 500 $ 510
5.30%, 12/01/2045 200 221
Mitsubishi UFJ Financial Group Inc
2.19%, 02/25/2025 200 199
2.56%, 02/25/2030 200 191
2.62%, 07/18/2022 700 698
2.76%, 09/13/2026 400 402
2.80%, 07/18/2024 650 642
3.20%, 07/18/2029 700 712
3.54%, 07/26/2021 300 303
3.75%, 07/18/2039 550 515
3.76%, 07/26/2023 300 310
3.85%, 03/01/2026 350 357
Mizuho Financial Group Inc
2.23%, 05/25/2026
(e)
200 196
3 Month USD LIBOR + 0.83%
2.27%, 09/13/2021 400 395
2.72%, 07/16/2023
(e)
600 600
3 Month USD LIBOR + 0.84%
2.84%, 07/16/2025
(e)
1,000 986
3 Month USD LIBOR + 0.98%
3.15%, 07/16/2030
(e)
400 382
3 Month USD LIBOR + 1.13%
Morgan Stanley
2.50%, 04/21/2021 1,000 1,003
2.63%, 11/17/2021 1,030 1,034
2.72%, 07/22/2025
(e)
250 250
United States Secured Overnight Financing
Rate + 1.15%
2.75%, 05/19/2022 300 302
3.13%, 01/23/2023 300 307
3.13%, 07/27/2026 1,330 1,364
3.59%, 07/22/2028
(e)
30 30
3 Month USD LIBOR + 1.34%
3.63%, 01/20/2027 30 32
3.70%, 10/23/2024 25 26
3.75%, 02/25/2023 1,230 1,275
3.77%, 01/24/2029
(e)
360 379
3 Month USD LIBOR + 1.14%
3.88%, 04/29/2024 30 32
3.95%, 04/23/2027 50 53
3.97%, 07/22/2038
(e)
15 16
3 Month USD LIBOR + 1.46%
4.00%, 07/23/2025 30 32
4.10%, 05/22/2023 380 388
4.30%, 01/27/2045 50 58
4.35%, 09/08/2026 30 32
4.38%, 01/22/2047 30 37
4.88%, 11/01/2022 30 31
5.00%, 11/24/2025 525 575
6.38%, 07/24/2042 620 865
National Australia Bank Ltd/New York
1.88%, 07/12/2021 500 502
1.88%, 12/13/2022 250 249
2.50%, 05/22/2022 570 572
Northern Trust Corp
3.95%, 10/30/2025 500 511
PNC Bank NA
1.74%, 02/24/2023
(e)
250 246
3 Month USD LIBOR + 0.00%
2.23%, 07/22/2022
(e)
1,500 1,502
3 Month USD LIBOR + 0.44%
2.70%, 10/22/2029 250 238
3.80%, 07/25/2023 400 422

Schedule of Investments
Bond Market Index Account
March 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Financial Services Group Inc/The
2.20%, 11/01/2024 $ 130 $ 133
2.55%, 01/22/2030 160 155
2.60%, 07/23/2026 140 141
3.45%, 04/23/2029 300 297
Regions Financial Corp
3.80%, 08/14/2023 1,000 1,012
Royal Bank of Canada
1.95%, 01/17/2023 720 713
2.25%, 11/01/2024 310 312
2.55%, 07/16/2024 125 127
Royal Bank of Scotland Group PLC
3.88%, 09/12/2023 200 205
4.80%, 04/05/2026 500 497
4.89%, 05/18/2029
(e)
400 423
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(e)
1,000 996
3 Month USD LIBOR + 1.91%
Santander Holdings USA Inc
4.50%, 07/17/2025 780 796
Santander UK Group Holdings PLC
3.57%, 01/10/2023 520 517
Santander UK PLC
2.10%, 01/13/2023 475 460
Skandinaviska Enskilda Banken AB
1.88%, 09/13/2021 500 495
State Street Corp
1.95%, 05/19/2021 35 35
2.35%, 11/01/2025
(e)
365 357
United States Secured Overnight Financing
Rate + 0.94%
2.40%, 01/24/2030 160 151
2.65%, 05/19/2026 60 61
3.10%, 05/15/2023 325 333
3.55%, 08/18/2025 225 233
3.70%, 11/20/2023 10 10
Sumitomo Mitsui Financial Group Inc
2.35%, 01/15/2025 200 199
2.70%, 07/16/2024 420 420
2.75%, 01/15/2030 200 195
2.93%, 03/09/2021 500 501
3.04%, 07/16/2029 200 199
3.36%, 07/12/2027 750 720
3.45%, 01/11/2027 140 144
3.78%, 03/09/2026 500 529
Svenska Handelsbanken AB
3.35%, 05/24/2021 400 405
Synchrony Bank
3.65%, 05/24/2021 300 295
Toronto-Dominion Bank/The
1.80%, 07/13/2021 520 522
1.90%, 12/01/2022 115 115
Truist Bank
1.25%, 03/09/2023 250 244
1.50%, 03/10/2025
(d)
250 241
3.63%, 09/16/2025 250 261
3.80%, 10/30/2026 250 263
Truist Financial Corp
2.50%, 08/01/2024 350 345
2.70%, 01/27/2022 30 30
2.90%, 03/03/2021 65 65
US Bancorp
2.40%, 07/30/2024 190 190
2.63%, 01/24/2022 55 56
2.95%, 07/15/2022 230 232
3.00%, 03/15/2022 158 162
3.00%, 07/30/2029 950 944
3.15%, 04/27/2027 25 26
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
US Bank NA/Cincinnati OH
2.05%, 01/21/2025 $ 300 $ 298
Wells Fargo & Co
2.10%, 07/26/2021 15 15
2.16%, 02/11/2026
(e)
645 632
3 Month USD LIBOR + 0.75%
2.41%, 10/30/2025
(e)
1,310 1,291
3 Month USD LIBOR + 0.83%
2.50%, 03/04/2021 1,020 1,020
3.00%, 04/22/2026 500 509
3.00%, 10/23/2026 530 542
3.07%, 01/24/2023 35 35
3.45%, 02/13/2023 215 221
3.50%, 03/08/2022 180 184
3.58%, 05/22/2028
(e)
500 508
3 Month USD LIBOR + 1.31%
4.10%, 06/03/2026 600 637
4.40%, 06/14/2046 385 413
4.48%, 04/04/2031
(e)
245 277
3 Month USD LIBOR + 3.77%
4.60%, 04/01/2021 102 104
4.65%, 11/04/2044 30 33
4.90%, 11/17/2045 520 593
5.01%, 04/04/2051
(e)
325 415
3 Month USD LIBOR + 4.24%
5.38%, 02/07/2035 500 589
5.38%, 11/02/2043 20 23
5.61%, 01/15/2044 45 54
Wells Fargo Bank NA
5.95%, 08/26/2036 750 957
6.60%, 01/15/2038 250 342
Wells Fargo Capital X
5.95%, 12/15/2036
(g)
200 251
Westpac Banking Corp
2.00%, 08/19/2021 500 499
2.00%, 01/13/2023 1,155 1,142
2.35%, 02/19/2025 155 156
2.65%, 01/16/2030 155 154
2.80%, 01/11/2022 500 505
2.89%, 02/04/2030
(e)
160 153
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
4.11%, 07/24/2034
(e)
165 160
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 165 161
$ 132,129
Beverages - 0.58%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 825 865
4.70%, 02/01/2036 1,030 1,079
4.90%, 02/01/2046 490 534
Anheuser-Busch InBev Finance Inc
4.63%, 02/01/2044 25 26
Anheuser-Busch InBev Worldwide Inc
2.50%, 07/15/2022 91 91
3.75%, 07/15/2042 100 101
4.75%, 01/23/2029 560 618
4.90%, 01/23/2031 750 831
5.45%, 01/23/2039 500 575
5.80%, 01/23/2059 595 728
8.20%, 01/15/2039 51 76
Coca-Cola Co/The
1.75%, 09/06/2024 190 199
2.13%, 09/06/2029 165 165
2.95%, 03/25/2025 325 348
3.38%, 03/25/2027 160 176

Schedule of Investments
Bond Market Index Account
March 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Constellation Brands Inc
3.15%, 08/01/2029 $ 630 $ 585
3.75%, 05/01/2021 500 501
Diageo Capital PLC
2.13%, 10/24/2024 200 195
2.38%, 10/24/2029 200 192
2.63%, 04/29/2023 10 10
5.88%, 09/30/2036 139 179
Diageo Investment Corp
2.88%, 05/11/2022 200 202
Keurig Dr Pepper Inc
3.13%, 12/15/2023 500 507
3.55%, 05/25/2021 500 506
4.06%, 05/25/2023 425 442
Molson Coors Beverage Co
3.00%, 07/15/2026 530 501
5.00%, 05/01/2042 50 48
PepsiCo Inc
2.38%, 10/06/2026 670 689
2.63%, 07/29/2029 170 178
2.75%, 03/05/2022 593 617
2.85%, 02/24/2026 500 527
2.88%, 10/15/2049 160 166
3.10%, 07/17/2022 15 16
3.38%, 07/29/2049 705 792
$ 13,265
Biotechnology - 0.21%
Amgen Inc
1.90%, 02/21/2025 160 161
2.20%, 02/21/2027 80 79
2.45%, 02/21/2030 160 157
2.60%, 08/19/2026 500 513
2.65%, 05/11/2022 40 41
3.15%, 02/21/2040 160 160
3.88%, 11/15/2021 21 21
4.40%, 05/01/2045 40 47
Baxalta Inc
4.00%, 06/23/2025 50 53
5.25%, 06/23/2045 130 163
Biogen Inc
5.20%, 09/15/2045 540 697
Gilead Sciences Inc
2.95%, 03/01/2027 530 548
3.25%, 09/01/2022 60 61
4.00%, 09/01/2036 300 339
4.15%, 03/01/2047 70 86
4.40%, 12/01/2021 127 131
4.60%, 09/01/2035 500 619
4.75%, 03/01/2046 195 249
4.80%, 04/01/2044 500 641
$ 4,766
Building Materials - 0.08%
Carrier Global Corp
1.92%, 02/15/2023
(h)
160 157
2.24%, 02/15/2025
(h)
160 155
2.49%, 02/15/2027
(h)
160 153
2.72%, 02/15/2030
(h)
320 295
3.38%, 04/05/2040
(h)
160 140
3.58%, 04/05/2050
(h)
160 137
Martin Marietta Materials Inc
2.50%, 03/15/2030 160 145
Masco Corp
4.45%, 04/01/2025 300 299
Owens Corning
4.40%, 01/30/2048 300 256
$ 1,737
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 0.22%
Albemarle Corp
5.45%, 12/01/2044 $ 150 $ 174
Dow Chemical Co/The
3.50%, 10/01/2024 5 5
3.63%, 05/15/2026 300 293
4.38%, 11/15/2042 230 224
4.80%, 05/15/2049 300 310
5.25%, 11/15/2041 30 30
9.40%, 05/15/2039 51 77
DuPont de Nemours Inc
5.42%, 11/15/2048 245 270
Eastman Chemical Co
4.80%, 09/01/2042 100 114
Ecolab Inc
4.35%, 12/08/2021 112 111
4.80%, 03/24/2030 160 180
5.50%, 12/08/2041 307 353
LYB International Finance II BV
3.50%, 03/02/2027 35 34
LYB International Finance III LLC
4.20%, 10/15/2049 125 123
LyondellBasell Industries NV
4.63%, 02/26/2055 20 19
5.75%, 04/15/2024 130 146
Mosaic Co/The
4.25%, 11/15/2023 496 470
Nutrien Ltd
4.90%, 06/01/2043 200 204
6.13%, 01/15/2041 250 308
Praxair Inc
2.20%, 08/15/2022 300 301
Sherwin-Williams Co/The
2.30%, 05/15/2030 160 149
2.95%, 08/15/2029 450 441
3.30%, 05/15/2050 160 150
3.80%, 08/15/2049 175 169
Westlake Chemical Corp
3.60%, 08/15/2026 350 319
$ 4,974
Commercial Mortgage Backed Securities - 1.96%
BANK 2018-BNK10
3.69%, 02/15/2061 1,850 1,997
CFCRE Commercial Mortgage Trust 2016-C4
3.28%, 05/10/2058 1,300 1,330
Citigroup Commercial Mortgage Trust
2016-GC36
3.62%, 02/10/2049 1,000 1,062
COMM 2013-CCRE8 Mortgage Trust
3.61%, 06/10/2046
(g)
500 519
COMM 2014-UBS3 Mortgage Trust
3.82%, 06/10/2047 500 520
COMM 2015-DC1 Mortgage Trust
3.35%, 02/10/2048 1,000 1,026
COMM 2015-LC19 Mortgage Trust
3.18%, 02/10/2048 1,000 1,039
COMM 2016-CR28 Mortgage Trust
3.76%, 02/10/2049 1,000 1,047
CSAIL 2016-C7 Commercial Mortgage Trust
3.31%, 11/15/2049 1,000 1,033
Fannie Mae-Aces
2.42%, 10/25/2026
(g)
1,000 1,036
2.53%, 09/25/2024 1,000 1,053
2.62%, 04/25/2023
(g)
187 192
2.71%, 06/25/2025
(g)
2,000 2,113
2.80%, 02/25/2027
(g)
1,100 1,195
2.96%, 02/25/2027
(g)
1,000 1,100
2.98%, 12/25/2027
(g)
1,000 1,092
3.11%, 08/25/2024
(g)
904 963

Schedule of Investments
Bond Market Index Account
March 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Fannie Mae-Aces   (continued)
3.38%, 07/25/2028
(g)
$ 2,025 $ 2,251
Freddie Mac Multifamily Structured Pass
Through Certificates
2.67%, 03/25/2026 1,050 1,123
2.87%, 12/25/2021 491 504
3.02%, 02/25/2023 174 180
3.06%, 07/25/2023
(g)
750 793
3.06%, 12/25/2024 500 538
3.31%, 05/25/2023
(g)
810 862
3.32%, 02/25/2023 1,000 1,054
3.41%, 12/25/2026 1,500 1,679
3.53%, 10/25/2023
(g)
1,050 1,129
GS Mortgage Securities Trust 2012-GC6
3.48%, 01/10/2045 273 277
GS Mortgage Securities Trust 2012-GCJ9
2.77%, 11/10/2045 489 496
GS Mortgage Securities Trust 2014-GC18
3.80%, 01/10/2047 454 469
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 1,000 1,056
GS Mortgage Securities Trust 2017-GS5
3.47%, 03/10/2050 2,250 2,355
GS Mortgage Securities Trust 2018-GS9
3.99%, 03/10/2051
(g)
1,500 1,609
JPMBB Commercial Mortgage Securities Trust
2014-C22
3.80%, 09/15/2047 1,000 1,058
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C24
3.48%, 05/15/2048 1,000 1,048
Morgan Stanley Capital I Trust 2017-H1
3.26%, 06/15/2050 2,500 2,568
SG Commercial Mortgage Securities Trust
2016-C5
3.06%, 10/10/2048 1,000 1,010
UBS Commercial Mortgage Trust 2012-C1
3.40%, 05/10/2045 452 456
UBS-Barclays Commercial Mortgage Trust
2012-C3
3.09%, 08/10/2049 547 548
UBS-Barclays Commercial Mortgage Trust
2013-C6
3.24%, 04/10/2046 500 509
Wells Fargo Commercial Mortgage Trust
2012-LC5
2.92%, 10/15/2045 441 449
Wells Fargo Commercial Mortgage Trust
2015-C28
3.29%, 05/15/2048 1,758 1,793
WFRBS Commercial Mortgage Trust 2013-C14
2.98%, 06/15/2046 696 703
$ 44,834
Commercial Services - 0.23%
Automatic Data Processing Inc
3.38%, 09/15/2025 500 534
California Institute of Technology
4.32%, 08/01/2045 80 95
Global Payments Inc
2.65%, 02/15/2025 170 167
3.20%, 08/15/2029 170 162
4.15%, 08/15/2049 85 81
IHS Markit Ltd
3.63%, 05/01/2024 372 370
Leland Stanford Junior University/The
3.65%, 05/01/2048 287 324
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Massachusetts Institute of Technology
3.89%, 07/01/2116 $ 250 $ 287
4.68%, 07/01/2114 250 343
PayPal Holdings Inc
2.20%, 09/26/2022 160 159
2.40%, 10/01/2024 160 156
2.85%, 10/01/2029 160 158
President & Fellows of Harvard College
3.15%, 07/15/2046 350 352
S&P Global Inc
2.50%, 12/01/2029 120 117
3.25%, 12/01/2049 120 119
4.40%, 02/15/2026 160 177
University of Southern California
2.81%, 10/01/2050 645 638
5.25%, 10/01/2111 30 50
Verisk Analytics Inc
4.00%, 06/15/2025 500 534
William Marsh Rice University
3.57%, 05/15/2045 500 529
$ 5,352
Computers - 0.59%
Apple Inc
1.55%, 08/04/2021 30 30
1.70%, 09/11/2022 195 198
2.15%, 02/09/2022 50 51
2.20%, 09/11/2029 165 169
2.40%, 01/13/2023 300 308
2.40%, 05/03/2023 330 344
2.50%, 02/09/2022 530 543
2.85%, 02/23/2023 30 31
2.90%, 09/12/2027 230 245
2.95%, 09/11/2049 165 176
3.20%, 05/13/2025 445 483
3.20%, 05/11/2027 320 346
3.35%, 02/09/2027 535 583
3.45%, 02/09/2045 30 34
3.75%, 09/12/2047 115 141
3.75%, 11/13/2047 150 180
3.85%, 05/04/2043 300 357
4.65%, 02/23/2046 1,235 1,638
Dell International LLC / EMC Corp
4.42%, 06/15/2021
(h)
980 980
6.02%, 06/15/2026
(h)
1,000 1,032
8.10%, 07/15/2036
(h)
255 293
8.35%, 07/15/2046
(h)
335 398
DXC Technology Co
4.75%, 04/15/2027 505 503
Hewlett Packard Enterprise Co
2.25%, 04/01/2023 165 161
4.90%, 10/15/2025 300 316
6.20%, 10/15/2035 80 91
6.35%, 10/15/2045 195 231
HP Inc
6.00%, 09/15/2041 154 166
IBM Credit LLC
2.65%, 02/05/2021 100 100
International Business Machines Corp
2.85%, 05/13/2022 400 410
3.30%, 05/15/2026 400 427
3.38%, 08/01/2023 335 353
3.50%, 05/15/2029 470 510
4.00%, 06/20/2042 35 39
4.15%, 05/15/2039 230 258
4.25%, 05/15/2049 340 400
4.70%, 02/19/2046 185 210
5.60%, 11/30/2039 92 121
5.88%, 11/29/2032 200 278

Schedule of Investments
Bond Market Index Account
March 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
International Business Machines Corp
(continued)
6.22%, 08/01/2027 $ 351 $ 445
$ 13,579
Consumer Products - 0.07%
Church & Dwight Co Inc
3.15%, 08/01/2027 300 302
3.95%, 08/01/2047 300 271
Clorox Co/The
3.80%, 11/15/2021 128 126
Kimberly-Clark Corp
2.40%, 03/01/2022 257 259
2.75%, 02/15/2026 400 409
2.88%, 02/07/2050 160 157
$ 1,524
Cosmetics & Personal Care - 0.10%
Estee Lauder Cos Inc/The
2.00%, 12/01/2024 240 239
2.38%, 12/01/2029 240 232
Procter & Gamble Co/The
1.70%, 11/03/2021 30 30
2.30%, 02/06/2022 441 451
2.80%, 03/25/2027 160 171
3.10%, 08/15/2023 30 32
3.55%, 03/25/2040 160 187
Unilever Capital Corp
2.13%, 09/06/2029 115 117
2.20%, 05/05/2022 100 99
2.60%, 05/05/2024 510 522
5.90%, 11/15/2032 230 301
$ 2,381
Credit Card Asset Backed Securities - 0.20%
Capital One Multi-Asset Execution Trust
1.99%, 07/17/2023 1,000 1,001
2.43%, 01/15/2025 1,500 1,514
Citibank Credit Card Issuance Trust
2.19%, 11/20/2023 1,000 1,016
2.88%, 01/23/2023 500 504
Synchrony Credit Card Master Note Trust
2.97%, 03/15/2024 500 502
$ 4,537
Distribution & Wholesale - 0.01%
WW Grainger Inc
4.60%, 06/15/2045 250 295
Diversified Financial Services - 0.80%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.88%, 08/14/2024 1,035 824
3.88%, 01/23/2028 300 229
3.95%, 02/01/2022 650 589
4.50%, 05/15/2021 150 138
5.00%, 10/01/2021 150 139
Air Lease Corp
2.25%, 01/15/2023 130 108
2.30%, 02/01/2025 265 202
2.50%, 03/01/2021 500 460
3.25%, 03/01/2025 500 392
3.25%, 10/01/2029 95 76
Ally Financial Inc
8.00%, 11/01/2031 540 626
American Express Co
2.65%, 12/02/2022 400 404
3.38%, 05/17/2021 400 405
4.05%, 12/03/2042 25 30
American Express Credit Corp
2.25%, 05/05/2021 555 556
3.30%, 05/03/2027 30 30
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Ameriprise Financial Inc
4.00%, 10/15/2023 $ 225 $ 238
BlackRock Inc
2.40%, 04/30/2030 125 124
3.38%, 06/01/2022 200 206
3.50%, 03/18/2024 500 538
4.25%, 05/24/2021 500 512
Brookfield Finance Inc
3.90%, 01/25/2028 400 410
Brookfield Finance LLC
3.45%, 04/15/2050 160 128
Capital One Bank USA NA
3.38%, 02/15/2023 340 335
Capital One Financial Corp
3.20%, 02/05/2025 415 407
3.50%, 06/15/2023 114 113
3.75%, 04/24/2024 5 5
4.20%, 10/29/2025 30 30
4.75%, 07/15/2021 30 31
Charles Schwab Corp/The
3.45%, 02/13/2026 250 259
CME Group Inc
3.00%, 09/15/2022 25 25
3.00%, 03/15/2025 530 547
5.30%, 09/15/2043 200 268
Credit Suisse USA Inc
7.13%, 07/15/2032 300 426
Discover Financial Services
4.10%, 02/09/2027 500 490
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 2,000 2,134
Intercontinental Exchange Inc
3.75%, 12/01/2025 50 49
4.00%, 10/15/2023 550 590
4.25%, 09/21/2048 150 171
Jefferies Group LLC
6.50%, 01/20/2043 200 166
Jefferies Group LLC / Jefferies Group Capital
Finance Inc
4.15%, 01/23/2030 400 375
Mastercard Inc
2.00%, 03/03/2025 210 220
2.95%, 11/21/2026 500 535
3.35%, 03/26/2030 80 89
3.85%, 03/26/2050 160 196
Nasdaq Inc
4.25%, 06/01/2024 350 366
ORIX Corp
3.70%, 07/18/2027 300 317
Synchrony Financial
4.25%, 08/15/2024 800 770
4.50%, 07/23/2025 20 20
Visa Inc
1.90%, 04/15/2027
(i),(j)
75 75
2.05%, 04/15/2030
(i),(j)
155 155
2.70%, 04/15/2040
(i),(j)
155 154
2.80%, 12/14/2022 20 21
3.15%, 12/14/2025 600 653
3.65%, 09/15/2047 85 97
4.15%, 12/14/2035 215 269
4.30%, 12/14/2045 375 472
Western Union Co/The
6.20%, 11/17/2036 200 192
$ 18,386
Electric - 1.51%
AEP Texas Inc
3.45%, 01/15/2050 55 48

Schedule of Investments
Bond Market Index Account
March 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
AEP Transmission Co LLC
4.00%, 12/01/2046 $ 600 $ 606
Alabama Power Co
4.30%, 01/02/2046 400 447
Ameren Illinois Co
2.70%, 09/01/2022 300 293
3.25%, 03/15/2050 80 80
American Electric Power Co Inc
2.30%, 03/01/2030 160 149
Appalachian Power Co
3.30%, 06/01/2027 400 406
7.00%, 04/01/2038 120 163
Arizona Public Service Co
4.50%, 04/01/2042 77 93
Berkshire Hathaway Energy Co
3.80%, 07/15/2048 300 314
4.50%, 02/01/2045 250 281
5.15%, 11/15/2043 15 18
6.13%, 04/01/2036 156 206
CenterPoint Energy Houston Electric LLC
4.25%, 02/01/2049 300 345
CenterPoint Energy Inc
2.50%, 09/01/2024 90 87
2.95%, 03/01/2030 125 118
3.70%, 09/01/2049 90 86
CMS Energy Corp
3.45%, 08/15/2027 350 355
Commonwealth Edison Co
3.00%, 03/01/2050 160 148
4.00%, 03/01/2049 300 334
Connecticut Light & Power Co/The
3.20%, 03/15/2027 165 173
4.00%, 04/01/2048 500 557
Consolidated Edison Co of New York Inc
3.13%, 11/15/2027 300 300
3.70%, 11/15/2059 80 76
4.13%, 05/15/2049 300 325
4.20%, 03/15/2042 128 135
4.30%, 12/01/2056 230 243
5.85%, 03/15/2036 51 57
6.75%, 04/01/2038 125 159
Consumers Energy Co
3.10%, 08/15/2050 245 239
Delmarva Power & Light Co
4.15%, 05/15/2045 350 387
Dominion Energy Inc
3.38%, 04/01/2030
(i),(j)
155 153
4.70%, 12/01/2044 300 310
4.90%, 08/01/2041 77 80
5.95%, 06/15/2035 400 458
Dominion Energy South Carolina Inc
5.45%, 02/01/2041 77 88
DTE Electric Co
2.25%, 03/01/2030 160 155
2.63%, 03/01/2031
(i),(j)
155 155
3.95%, 03/01/2049 500 541
DTE Energy Co
2.25%, 11/01/2022 155 153
Duke Energy Carolinas LLC
2.45%, 08/15/2029 225 220
2.50%, 03/15/2023 279 282
3.20%, 08/15/2049 450 450
4.00%, 09/30/2042 100 112
5.30%, 02/15/2040 512 647
Duke Energy Corp
1.80%, 09/01/2021 45 45
3.15%, 08/15/2027 15 15
3.75%, 09/01/2046 600 574
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Florida LLC
2.50%, 12/01/2029 $ 330 $ 324
3.40%, 10/01/2046 300 308
5.65%, 04/01/2040 25 33
6.40%, 06/15/2038 66 96
Duke Energy Indiana LLC
2.75%, 04/01/2050 160 150
6.12%, 10/15/2035 77 105
6.45%, 04/01/2039 300 424
Duke Energy Progress LLC
4.15%, 12/01/2044 300 337
Emera US Finance LP
3.55%, 06/15/2026 25 24
4.75%, 06/15/2046 25 23
Entergy Texas Inc
4.00%, 03/30/2029 300 321
4.50%, 03/30/2039 300 352
Evergy Inc
2.45%, 09/15/2024 165 162
4.85%, 06/01/2021 77 78
Evergy Kansas Central Inc
4.25%, 12/01/2045 500 557
Exelon Corp
3.95%, 06/15/2025 25 25
4.45%, 04/15/2046 20 20
Exelon Generation Co LLC
4.25%, 06/15/2022 500 500
5.60%, 06/15/2042 500 481
6.25%, 10/01/2039 349 328
Florida Power & Light Co
3.15%, 10/01/2049 90 93
3.70%, 12/01/2047 200 220
5.69%, 03/01/2040 48 67
Georgia Power Co
2.20%, 09/15/2024 165 155
4.30%, 03/15/2042 228 248
Gulf Power Co
3.30%, 05/30/2027 400 392
Hydro-Quebec
8.05%, 07/07/2024 102 131
Iberdrola International BV
6.75%, 07/15/2036 128 182
Interstate Power & Light Co
4.10%, 09/26/2028 300 336
Kentucky Utilities Co
5.13%, 11/01/2040 250 299
MidAmerican Energy Co
3.15%, 04/15/2050 165 168
3.65%, 04/15/2029 300 322
4.25%, 07/15/2049 300 349
Mississippi Power Co
4.25%, 03/15/2042 100 95
National Rural Utilities Cooperative Finance Corp
2.40%, 04/25/2022 300 293
2.40%, 03/15/2030 105 104
3.05%, 02/15/2022 102 102
3.05%, 04/25/2027 300 314
3.25%, 11/01/2025 500 543
Nevada Power Co
2.40%, 05/01/2030 200 190
NextEra Energy Capital Holdings Inc
2.40%, 09/01/2021 500 500
2.75%, 11/01/2029 115 111
5.65%, 05/01/2079
(e)
500 460
3 Month USD LIBOR + 3.16%

Schedule of Investments
Bond Market Index Account
March 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Northern States Power Co/MN
2.90%, 03/01/2050 $ 80 $ 76
3.40%, 08/15/2042 100 93
5.35%, 11/01/2039 82 107
NorthWestern Corp
4.18%, 11/15/2044 300 329
Oncor Electric Delivery Co LLC
2.75%, 06/01/2024 300 290
3.10%, 09/15/2049 430 417
5.25%, 09/30/2040 51 66
PacifiCorp
6.25%, 10/15/2037 92 119
PECO Energy Co
2.38%, 09/15/2022 100 100
3.90%, 03/01/2048 200 220
PPL Capital Funding Inc
4.70%, 06/01/2043 100 101
PPL Electric Utilities Corp
3.00%, 10/01/2049 80 77
3.95%, 06/01/2047 300 318
Progress Energy Inc
3.15%, 04/01/2022 128 129
7.75%, 03/01/2031 136 185
Public Service Co of Colorado
2.25%, 09/15/2022 500 501
3.70%, 06/15/2028 300 317
Public Service Electric & Gas Co
2.45%, 01/15/2030 160 159
3.00%, 05/15/2027 400 409
3.15%, 01/01/2050 160 166
3.25%, 09/01/2023 400 412
3.65%, 09/01/2042 200 212
Puget Sound Energy Inc
3.25%, 09/15/2049 60 59
5.80%, 03/15/2040 351 432
San Diego Gas & Electric Co
3.32%, 04/15/2050
(i),(j)
155 155
Sempra Energy
2.90%, 02/01/2023 300 298
3.40%, 02/01/2028 300 301
3.80%, 02/01/2038 300 281
4.00%, 02/01/2048 400 383
6.00%, 10/15/2039 112 123
Southern California Edison Co
2.25%, 06/01/2030 160 144
2.85%, 08/01/2029 125 120
3.65%, 02/01/2050 315 306
4.00%, 04/01/2047 585 609
5.50%, 03/15/2040 102 126
5.95%, 02/01/2038 117 136
Southern Co/The
2.35%, 07/01/2021 520 520
3.25%, 07/01/2026 570 567
5.50%, 03/15/2057
(e)
400 380
3 Month USD LIBOR + 3.63%
Southern Power Co
5.25%, 07/15/2043 200 198
Southwestern Electric Power Co
3.85%, 02/01/2048 300 280
4.10%, 09/15/2028 400 422
6.20%, 03/15/2040 51 67
Tampa Electric Co
4.35%, 05/15/2044 200 217
Union Electric Co
3.50%, 04/15/2024 500 492
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Virginia Electric & Power Co
2.75%, 03/15/2023 $ 500 $ 504
2.88%, 07/15/2029 90 89
3.15%, 01/15/2026 30 31
4.65%, 08/15/2043 250 289
6.00%, 05/15/2037 77 99
8.88%, 11/15/2038 10 16
WEC Energy Group Inc
3.55%, 06/15/2025 110 112
Wisconsin Electric Power Co
2.05%, 12/15/2024 65 64
Xcel Energy Inc
2.60%, 12/01/2029 115 108
$ 34,719
Electronics - 0.15%
Allegion US Holding Co Inc
3.55%, 10/01/2027 500 495
Arrow Electronics Inc
4.50%, 03/01/2023 200 198
Fortive Corp
3.15%, 06/15/2026 535 536
Honeywell International Inc
2.15%, 08/08/2022 115 116
2.30%, 08/15/2024 365 362
2.50%, 11/01/2026 50 51
2.70%, 08/15/2029 85 85
3.81%, 11/21/2047 77 85
Roper Technologies Inc
2.35%, 09/15/2024 110 106
2.80%, 12/15/2021 500 501
2.95%, 09/15/2029 95 94
3.13%, 11/15/2022 750 736
Tyco Electronics Group SA
7.13%, 10/01/2037 14 21
$ 3,386
Environmental Control - 0.09%
Republic Services Inc
2.30%, 03/01/2030 340 322
2.50%, 08/15/2024 215 217
2.90%, 07/01/2026 500 506
5.25%, 11/15/2021 200 210
Waste Management Inc
3.90%, 03/01/2035 200 220
4.10%, 03/01/2045 210 233
4.15%, 07/15/2049 115 132
4.60%, 03/01/2021 350 348
$ 2,188
Finance - Mortgage Loan/Banker - 0.88%
Fannie Mae
1.25%, 05/06/2021 500 504
1.38%, 10/07/2021 400 406
1.38%, 09/06/2022 300 307
2.00%, 01/05/2022 400 412
2.00%, 10/05/2022 500 518
2.13%, 04/24/2026 500 538
2.25%, 04/12/2022 250 259
2.38%, 01/19/2023 500 527
2.50%, 02/05/2024 500 538
2.63%, 01/11/2022 500 519
2.63%, 09/06/2024 750 818
5.63%, 07/15/2037 200 315
6.63%, 11/15/2030 602 915
7.13%, 01/15/2030 199 307
7.25%, 05/15/2030 280 433
Federal Home Loan Banks
1.13%, 07/14/2021 1,500 1,515
1.88%, 11/29/2021 250 256
2.13%, 06/09/2023 1,125 1,187

Schedule of Investments
Bond Market Index Account
March 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Finance - Mortgage Loan/Banker (continued)
Federal Home Loan Banks   (continued)
2.50%, 02/13/2024 $ 2,000 $ 2,154
3.00%, 10/12/2021 1,000 1,040
3.25%, 11/16/2028
(d)
1,500 1,773
5.50%, 07/15/2036 700 1,081
5.63%, 06/11/2021 350 372
Freddie Mac
2.38%, 01/13/2022 1,757 1,819
2.75%, 06/19/2023 325 348
6.25%, 07/15/2032 231 358
6.75%, 03/15/2031 577 897
$ 20,116
Food - 0.30%
Campbell Soup Co
4.15%, 03/15/2028 160 167
Conagra Brands Inc
3.20%, 01/25/2023 567 560
4.85%, 11/01/2028 205 220
5.30%, 11/01/2038 120 130
5.40%, 11/01/2048 120 135
General Mills Inc
2.60%, 10/12/2022 500 504
3.15%, 12/15/2021 77 78
3.70%, 10/17/2023 300 305
4.00%, 04/17/2025 300 323
Hershey Co/The
3.38%, 08/15/2046 350 346
Kellogg Co
2.65%, 12/01/2023 417 420
3.25%, 04/01/2026 500 514
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 30 38
Kroger Co/The
3.40%, 04/15/2022 154 159
3.70%, 08/01/2027 300 320
3.95%, 01/15/2050 175 181
4.45%, 02/01/2047 55 59
5.15%, 08/01/2043 300 347
5.40%, 07/15/2040 25 29
Mondelez International Inc
3.63%, 05/07/2023 300 315
4.13%, 05/07/2028 300 315
Sysco Corp
2.40%, 02/15/2030 135 111
4.85%, 10/01/2045 250 235
5.38%, 09/21/2035 500 509
Tyson Foods Inc
4.55%, 06/02/2047 520 555
$ 6,875
Forest Products & Paper - 0.08%
Celulosa Arauco y Constitucion SA
4.50%, 08/01/2024 500 470
Georgia-Pacific LLC
7.75%, 11/15/2029 51 73
8.00%, 01/15/2024 228 276
International Paper Co
3.00%, 02/15/2027 35 36
4.40%, 08/15/2047 350 350
4.80%, 06/15/2044 300 297
7.30%, 11/15/2039 25 32
7.50%, 08/15/2021 92 92
Suzano Austria GmbH
5.00%, 01/15/2030 300 264
$ 1,890
Gas - 0.08%
Atmos Energy Corp
3.38%, 09/15/2049 165 159
4.13%, 10/15/2044 400 434
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas (continued)
Dominion Energy Gas Holdings LLC
2.50%, 11/15/2024 $ 155 $ 150
4.80%, 11/01/2043 300 304
NiSource Inc
3.49%, 05/15/2027 20 20
5.95%, 06/15/2041 525 605
Southern California Gas Co
2.55%, 02/01/2030 160 160
$ 1,832
Hand & Machine Tools - 0.01%
Stanley Black & Decker Inc
2.30%, 03/15/2030 160 154
2.90%, 11/01/2022 200 200
$ 354
Healthcare - Products - 0.21%
Abbott Laboratories
2.55%, 03/15/2022 35 35
3.75%, 11/30/2026 266 297
4.75%, 11/30/2036 40 51
4.90%, 11/30/2046 500 682
5.30%, 05/27/2040 200 263
Boston Scientific Corp
3.85%, 05/15/2025 270 283
4.70%, 03/01/2049 50 57
7.38%, 01/15/2040 51 74
DH Europe Finance II Sarl
2.05%, 11/15/2022 155 152
2.60%, 11/15/2029 155 151
3.25%, 11/15/2039 155 153
Koninklijke Philips NV
5.00%, 03/15/2042 128 153
Medtronic Inc
3.15%, 03/15/2022 220 228
4.38%, 03/15/2035 15 19
Stryker Corp
3.50%, 03/15/2026 500 521
4.10%, 04/01/2043 200 217
4.63%, 03/15/2046 20 24
Thermo Fisher Scientific Inc
2.60%, 10/01/2029 160 154
2.95%, 09/19/2026 530 536
4.13%, 03/25/2025 160 171
Zimmer Biomet Holdings Inc
3.15%, 04/01/2022 500 500
$ 4,721
Healthcare - Services - 0.53%
Aetna Inc
2.80%, 06/15/2023 35 35
4.13%, 11/15/2042 100 99
6.63%, 06/15/2036 105 131
6.75%, 12/15/2037 112 146
Anthem Inc
2.88%, 09/15/2029 120 117
2.95%, 12/01/2022 300 307
3.30%, 01/15/2023 325 330
3.65%, 12/01/2027 300 309
4.38%, 12/01/2047 300 322
4.63%, 05/15/2042 30 33
4.65%, 01/15/2043 115 128
Ascension Health
3.95%, 11/15/2046 500 580
Baylor Scott & White Holdings
3.97%, 11/15/2046 232 269
Children's Hospital Medical Center/Cincinnati
OH
4.27%, 05/15/2044 215 252
CommonSpirit Health
4.35%, 11/01/2042 200 196

Schedule of Investments
Bond Market Index Account
March 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Dignity Health
3.13%, 11/01/2022 $ 500 $ 510
HCA Inc
4.50%, 02/15/2027 400 411
5.25%, 06/15/2026 400 419
Humana Inc
3.13%, 08/15/2029 85 81
4.50%, 04/01/2025 160 167
4.95%, 10/01/2044 325 369
Kaiser Foundation Hospitals
3.27%, 11/01/2049 230 229
4.15%, 05/01/2047 470 546
Laboratory Corp of America Holdings
2.30%, 12/01/2024 310 306
2.95%, 12/01/2029 310 299
4.70%, 02/01/2045 115 131
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/2052 200 237
4.20%, 07/01/2055 250 301
Mount Sinai Hospitals Group Inc
3.98%, 07/01/2048 400 418
Partners Healthcare System Inc
3.19%, 07/01/2049 315 314
4.12%, 07/01/2055 300 349
Quest Diagnostics Inc
2.95%, 06/30/2030 155 152
UnitedHealth Group Inc
2.38%, 10/15/2022 500 507
2.38%, 08/15/2024 250 256
2.88%, 03/15/2022 180 185
2.88%, 08/15/2029 175 183
3.45%, 01/15/2027 540 579
3.50%, 08/15/2039 200 216
3.70%, 08/15/2049 350 388
4.25%, 06/15/2048 165 194
4.38%, 03/15/2042 750 898
4.45%, 12/15/2048 120 145
4.63%, 07/15/2035 30 36
6.50%, 06/15/2037 77 106
$ 12,186
Home Furnishings - 0.00%
Whirlpool Corp
4.85%, 06/15/2021 77 78
Insurance - 0.82%
Aflac Inc
3.63%, 11/15/2024 230 242
Allied World Assurance Co Holdings Ltd
4.35%, 10/29/2025 500 510
Allstate Corp/The
3.28%, 12/15/2026 500 519
5.55%, 05/09/2035 200 249
American International Group Inc
3.75%, 07/10/2025 20 20
3.88%, 01/15/2035 750 711
4.20%, 04/01/2028 190 196
4.38%, 01/15/2055 30 29
4.70%, 07/10/2035 750 759
4.80%, 07/10/2045 50 53
4.88%, 06/01/2022 280 287
Aon Corp
2.20%, 11/15/2022 660 657
Arch Capital Finance LLC
5.03%, 12/15/2046 250 291
Arch Capital Group US Inc
5.14%, 11/01/2043 375 462
Athene Holding Ltd
4.13%, 01/12/2028 500 452
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
AXA SA
8.60%, 12/15/2030 $ 38 $ 51
Berkshire Hathaway Finance Corp
1.85%, 03/12/2030 80 78
4.20%, 08/15/2048 285 335
4.25%, 01/15/2049 400 492
4.30%, 05/15/2043 300 360
5.75%, 01/15/2040 115 157
Berkshire Hathaway Inc
2.20%, 03/15/2021 415 417
2.75%, 03/15/2023 30 31
3.13%, 03/15/2026 350 374
3.40%, 01/31/2022 205 214
4.50%, 02/11/2043 25 31
Chubb Corp/The
6.50%, 05/15/2038 10 15
Chubb INA Holdings Inc
2.88%, 11/03/2022 500 508
3.35%, 05/03/2026 30 32
4.35%, 11/03/2045 25 30
6.70%, 05/15/2036 250 313
CNA Financial Corp
5.75%, 08/15/2021 77 79
Equitable Holdings Inc
4.35%, 04/20/2028 205 199
Hartford Financial Services Group Inc/The
3.60%, 08/19/2049 170 156
4.30%, 04/15/2043 250 259
Lincoln National Corp
4.00%, 09/01/2023 1,000 1,000
4.35%, 03/01/2048 55 50
7.00%, 06/15/2040 47 52
Loews Corp
2.63%, 05/15/2023 200 200
4.13%, 05/15/2043 200 194
Manulife Financial Corp
5.38%, 03/04/2046 250 299
Marsh & McLennan Cos Inc
3.88%, 03/15/2024 500 517
4.38%, 03/15/2029 50 55
4.90%, 03/15/2049 400 504
MetLife Inc
3.00%, 03/01/2025 300 295
3.60%, 04/10/2024 250 263
4.37%, 09/15/2023 235 248
4.60%, 05/13/2046 225 248
4.88%, 11/13/2043 20 23
5.70%, 06/15/2035 164 187
6.40%, 12/15/2066 288 301
3 Month USD LIBOR + 2.21%
Progressive Corp/The
3.20%, 03/26/2030 160 173
3.75%, 08/23/2021 277 283
4.35%, 04/25/2044 200 224
Prudential Financial Inc
2.10%, 03/10/2030
(d)
160 148
3.50%, 05/15/2024 700 722
3.70%, 03/13/2051 130 118
3.91%, 12/07/2047 177 170
4.50%, 11/16/2021 128 129
5.20%, 03/15/2044
(e)
350 307
3 Month USD LIBOR + 3.04%
5.70%, 12/14/2036 25 29
5.70%, 09/15/2048
(e)
150 139
3 Month USD LIBOR + 2.67%
Reinsurance Group of America Inc
4.70%, 09/15/2023 200 220

Schedule of Investments
Bond Market Index Account
March 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Travelers Cos Inc/The
4.00%, 05/30/2047 $ 400 $ 450
6.25%, 06/15/2037 12 17
6.75%, 06/20/2036 51 71
Trinity Acquisition PLC
4.40%, 03/15/2026 500 521
Willis North America Inc
2.95%, 09/15/2029 55 52
3.60%, 05/15/2024 300 310
3.88%, 09/15/2049 165 170
XLIT Ltd
5.25%, 12/15/2043 400 452
$ 18,709
Internet - 0.29%
Alibaba Group Holding Ltd
3.13%, 11/28/2021 270 273
3.40%, 12/06/2027 325 341
3.60%, 11/28/2024 300 317
4.40%, 12/06/2057 305 398
Alphabet Inc
2.00%, 08/15/2026 30 32
3.38%, 02/25/2024 530 583
Amazon.com Inc
2.40%, 02/22/2023 370 385
2.50%, 11/29/2022 130 134
3.15%, 08/22/2027 490 536
3.80%, 12/05/2024 20 22
3.88%, 08/22/2037 340 406
4.05%, 08/22/2047 30 39
4.80%, 12/05/2034 30 39
4.95%, 12/05/2044 515 726
Baidu Inc
3.50%, 11/28/2022 500 508
4.13%, 06/30/2025 500 530
eBay Inc
1.90%, 03/11/2025 160 151
2.60%, 07/15/2022 600 601
3.45%, 08/01/2024 30 30
3.80%, 03/09/2022 500 507
4.00%, 07/15/2042 100 94
$ 6,652
Iron & Steel - 0.07%
ArcelorMittal SA
3.60%, 07/16/2024 95 87
4.25%, 07/16/2029
(d)
70 63
Nucor Corp
4.00%, 08/01/2023 500 498
Steel Dynamics Inc
2.80%, 12/15/2024 80 74
Vale Overseas Ltd
6.25%, 08/10/2026 400 432
6.88%, 11/21/2036 317 352
8.25%, 01/17/2034 38 46
$ 1,552
Leisure Products & Services - 0.01%
Royal Caribbean Cruises Ltd
7.50%, 10/15/2027
(d)
400 301
Lodging - 0.07%
Las Vegas Sands Corp
3.20%, 08/08/2024 170 153
3.50%, 08/18/2026 85 78
3.90%, 08/08/2029 170 147
Marriott International Inc/MD
2.30%, 01/15/2022 30 28
2.88%, 03/01/2021 500 468
3.13%, 10/15/2021 500 449
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Sands China Ltd
4.60%, 08/08/2023 $ 200 $ 204
$ 1,527
Machinery - Construction & Mining - 0.10%
ABB Finance USA Inc
2.88%, 05/08/2022 100 101
Caterpillar Financial Services Corp
1.70%, 08/09/2021 380 379
1.90%, 09/06/2022 815 811
1.93%, 10/01/2021 190 189
1.95%, 11/18/2022 265 264
Caterpillar Inc
3.25%, 09/19/2049 160 154
3.40%, 05/15/2024 30 32
3.80%, 08/15/2042 105 115
3.90%, 05/27/2021 60 62
6.05%, 08/15/2036 132 170
$ 2,277
Machinery - Diversified - 0.13%
Deere & Co
2.88%, 09/07/2049 165 154
3.10%, 04/15/2030 160 169
3.90%, 06/09/2042 30 33
5.38%, 10/16/2029 500 603
Dover Corp
5.38%, 03/01/2041 77 94
John Deere Capital Corp
1.20%, 04/06/2023 120 117
1.95%, 06/13/2022 375 373
2.05%, 01/09/2025 160 156
2.80%, 03/06/2023 20 20
2.80%, 07/18/2029 385 374
3.90%, 07/12/2021 500 510
Otis Worldwide Corp
2.06%, 04/05/2025
(h)
160 156
2.57%, 02/15/2030
(h)
160 156
3.36%, 02/15/2050
(h)
160 155
$ 3,070
Media - 0.73%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.46%, 07/23/2022 340 353
4.80%, 03/01/2050 545 567
5.75%, 04/01/2048 605 686
6.48%, 10/23/2045 435 525
Comcast Corp
2.35%, 01/15/2027 60 60
2.65%, 02/01/2030 125 129
2.75%, 03/01/2023 115 118
2.85%, 01/15/2023 100 103
3.10%, 04/01/2025 160 170
3.13%, 07/15/2022 30 31
3.15%, 03/01/2026 30 31
3.25%, 11/01/2039 245 253
3.38%, 08/15/2025 525 557
3.40%, 07/15/2046 20 22
3.45%, 02/01/2050 485 531
3.55%, 05/01/2028 125 135
3.75%, 04/01/2040 160 181
3.90%, 03/01/2038 150 168
4.00%, 08/15/2047 30 35
4.00%, 03/01/2048 400 472
4.00%, 11/01/2049 20 24
4.25%, 01/15/2033 120 140
4.60%, 10/15/2038 485 594
4.60%, 08/15/2045 500 636
4.65%, 07/15/2042 615 777
4.75%, 03/01/2044 45 57

Schedule of Investments
Bond Market Index Account
March 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Comcast Corp   (continued)
5.65%, 06/15/2035 $ 20 $ 27
6.45%, 03/15/2037 85 122
6.95%, 08/15/2037 274 426
7.05%, 03/15/2033 15 21
Discovery Communications LLC
3.95%, 03/20/2028 500 490
4.38%, 06/15/2021 500 508
4.88%, 04/01/2043 25 23
6.35%, 06/01/2040 73 82
Fox Corp
3.05%, 04/07/2025
(i),(j)
40 40
5.58%, 01/25/2049
(h)
500 598
Grupo Televisa SAB
4.63%, 01/30/2026 500 517
NBCUniversal Media LLC
4.45%, 01/15/2043 15 19
6.40%, 04/30/2040 251 376
Thomson Reuters Corp
5.85%, 04/15/2040 25 30
Time Warner Cable LLC
4.00%, 09/01/2021 190 190
5.50%, 09/01/2041 340 355
5.88%, 11/15/2040 20 21
6.55%, 05/01/2037 176 197
6.75%, 06/15/2039 77 87
7.30%, 07/01/2038 300 368
Time Warner Entertainment Co LP
8.38%, 07/15/2033 95 131
TWDC Enterprises 18 Corp
2.75%, 08/16/2021 102 103
3.70%, 12/01/2042 100 112
3.75%, 06/01/2021 200 204
7.00%, 03/01/2032 51 72
ViacomCBS Inc
2.90%, 06/01/2023 200 187
3.88%, 12/15/2021 128 129
4.00%, 01/15/2026 515 506
4.38%, 03/15/2043 435 386
4.85%, 07/01/2042 200 176
6.88%, 04/30/2036 181 204
7.88%, 07/30/2030 178 214
Walt Disney Co/The
1.75%, 08/30/2024 325 326
2.00%, 09/01/2029 245 237
2.75%, 09/01/2049 325 320
3.35%, 03/24/2025 120 131
3.70%, 03/23/2027 120 133
4.63%, 03/23/2040 240 291
4.75%, 11/15/2046 230 294
4.95%, 10/15/2045 350 453
6.20%, 12/15/2034 154 214
6.40%, 12/15/2035 98 137
$ 16,812
Metal Fabrication & Hardware - 0.02%
Precision Castparts Corp
2.50%, 01/15/2023 100 101
3.25%, 06/15/2025 25 25
4.38%, 06/15/2045 250 278
$ 404
Mining - 0.11%
Barrick Gold Corp
5.25%, 04/01/2042 20 24
Barrick North America Finance LLC
5.75%, 05/01/2043 355 455
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 90 111
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
BHP Billiton Finance USA Ltd
5.00%, 09/30/2043 $ 270 $ 349
Newmont Corp
2.25%, 10/01/2030 110 102
3.63%, 06/09/2021 300 301
4.88%, 03/15/2042 20 23
Rio Tinto Alcan Inc
6.13%, 12/15/2033 77 101
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 328 391
Southern Copper Corp
5.88%, 04/23/2045 350 371
6.75%, 04/16/2040 258 301
$ 2,529
Miscellaneous Manufacturers - 0.23%
3M Co
1.63%, 09/19/2021 500 500
1.75%, 02/14/2023 65 65
2.00%, 02/14/2025 130 134
2.38%, 08/26/2029 500 502
3.25%, 08/26/2049 400 404
Eaton Corp
2.75%, 11/02/2022 100 100
4.00%, 11/02/2032 100 103
4.15%, 11/02/2042 50 55
General Electric Co
2.70%, 10/09/2022 385 374
3.10%, 01/09/2023 35 35
4.13%, 10/09/2042 26 25
4.65%, 10/17/2021 30 31
6.15%, 08/07/2037 155 177
6.75%, 03/15/2032 896 1,064
Illinois Tool Works Inc
2.65%, 11/15/2026 500 494
3.50%, 03/01/2024 350 371
Ingersoll-Rand Luxembourg Finance SA
4.65%, 11/01/2044 300 341
Parker-Hannifin Corp
3.50%, 09/15/2022 577 584
$ 5,359
Oil & Gas - 0.96%
Apache Corp
4.75%, 04/15/2043 133 59
5.10%, 09/01/2040 342 151
BP Capital Markets America Inc
3.00%, 02/24/2050 160 149
3.22%, 04/14/2024 420 428
3.59%, 04/14/2027 30 30
4.74%, 03/11/2021 128 130
BP Capital Markets PLC
3.06%, 03/17/2022 315 317
3.28%, 09/19/2027 175 176
3.56%, 11/01/2021 200 202
3.72%, 11/28/2028 40 42
3.81%, 02/10/2024 400 403
Canadian Natural Resources Ltd
2.95%, 01/15/2023 30 26
3.85%, 06/01/2027 55 44
4.95%, 06/01/2047 20 14
Chevron Corp
2.10%, 05/16/2021 80 80
2.36%, 12/05/2022 325 329
2.41%, 03/03/2022 500 504
2.95%, 05/16/2026 355 368
CNOOC Finance 2013 Ltd
2.88%, 09/30/2029 200 202
4.25%, 05/09/2043 100 115

Schedule of Investments
Bond Market Index Account
March 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/2024 $ 500 $ 532
Concho Resources Inc
4.30%, 08/15/2028 300 259
4.88%, 10/01/2047 120 92
Conoco Funding Co
7.25%, 10/15/2031 200 254
ConocoPhillips
6.50%, 02/01/2039 169 211
ConocoPhillips Co
4.30%, 11/15/2044 420 393
ConocoPhillips Holding Co
6.95%, 04/15/2029 202 249
Devon Energy Corp
5.00%, 06/15/2045 10 6
5.60%, 07/15/2041 425 262
Diamondback Energy Inc
2.88%, 12/01/2024 155 108
3.25%, 12/01/2026 155 109
Ecopetrol SA
5.88%, 09/18/2023 400 396
5.88%, 05/28/2045 400 354
EOG Resources Inc
2.63%, 03/15/2023 200 194
4.15%, 01/15/2026 350 358
Equinor ASA
2.45%, 01/17/2023 30 30
2.65%, 01/15/2024 400 408
3.15%, 01/23/2022 102 104
3.25%, 11/18/2049 220 216
5.10%, 08/17/2040 263 313
Exxon Mobil Corp
1.90%, 08/16/2022 500 502
2.28%, 08/16/2026 500 509
2.44%, 08/16/2029 150 155
3.00%, 08/16/2039 150 150
3.10%, 08/16/2049
(d)
450 456
Hess Corp
5.60%, 02/15/2041 51 35
7.13%, 03/15/2033 221 178
7.30%, 08/15/2031 25 21
HollyFrontier Corp
5.88%, 04/01/2026 475 412
Marathon Oil Corp
2.80%, 11/01/2022 10 8
3.85%, 06/01/2025
(d)
505 364
6.60%, 10/01/2037 223 152
Marathon Petroleum Corp
3.63%, 09/15/2024 400 355
5.00%, 09/15/2054 200 145
5.13%, 03/01/2021 77 75
5.13%, 12/15/2026 300 297
Newfield Exploration Co
5.63%, 07/01/2024 500 268
Nexen Inc
5.88%, 03/10/2035 340 458
6.40%, 05/15/2037 157 214
7.50%, 07/30/2039 15 23
Noble Energy Inc
3.25%, 10/15/2029 325 190
5.05%, 11/15/2044 25 15
5.25%, 11/15/2043 350 206
6.00%, 03/01/2041 102 68
Petroleos Mexicanos
4.50%, 01/23/2026 500 364
5.95%, 01/28/2031
(h)
315 218
6.49%, 01/23/2027
(h)
559 414
6.50%, 03/13/2027 790 583
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Petroleos Mexicanos   (continued)
6.75%, 09/21/2047 $ 1,000 $ 651
6.84%, 01/23/2030
(h)
1,000 724
6.95%, 01/28/2060
(h)
315 211
7.69%, 01/23/2050
(h)
979 676
Phillips 66
5.88%, 05/01/2042 128 127
Pioneer Natural Resources Co
3.95%, 07/15/2022 100 96
Shell International Finance BV
1.75%, 09/12/2021 65 65
2.00%, 11/07/2024 155 154
2.38%, 08/21/2022 130 131
2.38%, 11/07/2029 155 153
2.50%, 09/12/2026 330 338
3.13%, 11/07/2049 155 152
3.63%, 08/21/2042 100 102
4.00%, 05/10/2046 245 272
4.38%, 05/11/2045 490 566
4.55%, 08/12/2043 35 41
5.50%, 03/25/2040 25 32
6.38%, 12/15/2038 43 59
Suncor Energy Inc
4.00%, 11/15/2047 90 82
5.95%, 05/15/2035 400 368
6.50%, 06/15/2038 428 439
6.80%, 05/15/2038 12 12
6.85%, 06/01/2039 5 6
Total Capital International SA
2.43%, 01/10/2025 85 85
2.83%, 01/10/2030 85 86
2.88%, 02/17/2022 128 129
3.46%, 07/12/2049 85 87
Valero Energy Corp
3.65%, 03/15/2025 500 485
6.63%, 06/15/2037 234 245
7.50%, 04/15/2032 15 17
$ 22,043
Oil & Gas Services - 0.08%
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12/15/2022 155 148
3.14%, 11/07/2029 155 137
3.34%, 12/15/2027 165 157
4.08%, 12/15/2047 170 139
Halliburton Co
3.25%, 11/15/2021 651 633
3.80%, 11/15/2025 62 59
4.50%, 11/15/2041 51 40
4.85%, 11/15/2035 275 213
7.45%, 09/15/2039 10 10
National Oilwell Varco Inc
2.60%, 12/01/2022 144 130
3.60%, 12/01/2029 155 116
3.95%, 12/01/2042 200 125
$ 1,907
Packaging & Containers - 0.04%
Packaging Corp of America
3.00%, 12/15/2029 310 305
4.05%, 12/15/2049 155 153
WestRock RKT LLC
4.00%, 03/01/2023 500 482
$ 940
Pharmaceuticals - 1.68%
AbbVie Inc
2.15%, 11/19/2021
(h)
310 310
2.30%, 11/21/2022
(h)
310 310
2.60%, 11/21/2024
(h)
465 469

Schedule of Investments
Bond Market Index Account
March 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
AbbVie Inc   (continued)
2.90%, 11/06/2022 $ 200 $ 202
2.95%, 11/21/2026
(h)
310 311
3.20%, 05/14/2026 335 333
3.20%, 11/21/2029
(h)
775 778
3.38%, 11/14/2021 350 358
3.75%, 11/14/2023 350 363
4.05%, 11/21/2039
(h)
385 396
4.25%, 11/14/2028 220 234
4.25%, 11/21/2049
(h)
620 659
4.30%, 05/14/2036 170 183
4.40%, 11/06/2042 200 222
4.45%, 05/14/2046 280 297
4.50%, 05/14/2035 300 340
4.70%, 05/14/2045 330 371
4.88%, 11/14/2048 210 244
Allergan Finance LLC
3.25%, 10/01/2022 180 180
4.63%, 10/01/2042 100 125
Allergan Funding SCS
3.45%, 03/15/2022 30 31
3.80%, 03/15/2025 330 338
3.85%, 06/15/2024 445 466
4.75%, 03/15/2045 235 253
AmerisourceBergen Corp
3.40%, 05/15/2024 250 255
AstraZeneca PLC
2.38%, 06/12/2022 20 20
3.38%, 11/16/2025 905 942
4.00%, 09/18/2042 125 140
4.38%, 11/16/2045 185 229
4.38%, 08/17/2048 90 111
6.45%, 09/15/2037 164 233
Becton Dickinson and Co
2.89%, 06/06/2022 50 50
3.36%, 06/06/2024 20 20
3.70%, 06/06/2027 500 505
3.73%, 12/15/2024 394 404
4.67%, 06/06/2047 35 38
4.69%, 12/15/2044 196 206
Bristol-Myers Squibb Co
2.55%, 05/14/2021
(h)
500 506
2.60%, 05/16/2022
(h)
500 511
2.90%, 07/26/2024
(h)
610 646
3.25%, 08/15/2022
(h)
25 26
3.25%, 02/20/2023
(h)
400 420
3.25%, 08/01/2042 300 307
3.40%, 07/26/2029
(h)
540 596
3.55%, 08/15/2022
(h)
20 21
3.90%, 02/20/2028
(h)
185 206
4.13%, 06/15/2039
(h)
230 275
4.25%, 10/26/2049
(h)
430 539
4.35%, 11/15/2047
(h)
150 189
4.55%, 02/20/2048
(h)
185 234
4.63%, 05/15/2044
(h)
355 452
5.00%, 08/15/2045
(h)
30 40
Cardinal Health Inc
2.62%, 06/15/2022 250 251
3.08%, 06/15/2024 50 50
3.20%, 03/15/2023 200 201
3.41%, 06/15/2027 200 203
4.60%, 03/15/2043 100 99
Cigna Corp
2.40%, 03/15/2030 160 152
3.20%, 03/15/2040 160 148
3.40%, 09/17/2021 400 408
4.13%, 11/15/2025 270 289
4.38%, 10/15/2028 750 805
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Cigna Corp   (continued)
4.80%, 08/15/2038 $ 400 $ 449
4.80%, 07/15/2046
(h)
25 30
4.90%, 12/15/2048 360 432
6.13%, 11/15/2041
(h)
16 21
CVS Health Corp
2.13%, 06/01/2021 30 30
2.63%, 08/15/2024 420 426
3.00%, 08/15/2026 375 379
3.25%, 08/15/2029 170 165
3.50%, 07/20/2022 1,000 1,026
4.00%, 12/05/2023 70 74
4.10%, 03/25/2025 1,000 1,058
4.30%, 03/25/2028 500 535
4.78%, 03/25/2038 485 536
5.05%, 03/25/2048 980 1,120
5.13%, 07/20/2045 370 426
5.30%, 12/05/2043 25 29
Eli Lilly & Co
3.95%, 03/15/2049 400 504
GlaxoSmithKline Capital Inc
3.63%, 05/15/2025 600 650
3.88%, 05/15/2028 545 612
5.38%, 04/15/2034 500 624
GlaxoSmithKline Capital PLC
2.85%, 05/08/2022 143 147
Johnson & Johnson
2.45%, 03/01/2026 30 32
3.50%, 01/15/2048 90 109
3.63%, 03/03/2037 20 23
3.70%, 03/01/2046 225 271
3.75%, 03/03/2047 30 37
4.95%, 05/15/2033 201 267
McKesson Corp
4.75%, 03/01/2021 250 254
4.88%, 03/15/2044 150 168
Mead Johnson Nutrition Co
4.60%, 06/01/2044 250 297
Merck & Co Inc
2.35%, 02/10/2022 800 811
2.75%, 02/10/2025 385 401
2.80%, 05/18/2023 230 232
3.60%, 09/15/2042 100 112
3.70%, 02/10/2045 10 12
3.90%, 03/07/2039 115 135
4.00%, 03/07/2049 170 214
4.15%, 05/18/2043 200 243
Mylan NV
3.95%, 06/15/2026 595 587
5.25%, 06/15/2046 170 162
Novartis Capital Corp
1.75%, 02/14/2025 325 327
2.00%, 02/14/2027 325 328
2.20%, 08/14/2030 160 164
2.75%, 08/14/2050 160 166
3.00%, 11/20/2025 500 530
4.40%, 05/06/2044 350 460
Pfizer Inc
1.95%, 06/03/2021 30 30
2.63%, 04/01/2030 160 168
3.00%, 06/15/2023 530 540
3.45%, 03/15/2029 210 231
4.00%, 03/15/2049 140 171
4.40%, 05/15/2044 30 37
5.60%, 09/15/2040 380 526
7.20%, 03/15/2039 176 282

Schedule of Investments
Bond Market Index Account
March 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Sanofi
3.38%, 06/19/2023 $ 400 $ 421
3.63%, 06/19/2028 400 443
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/2021 500 496
3.20%, 09/23/2026 525 531
Wyeth LLC
5.95%, 04/01/2037 91 129
6.50%, 02/01/2034 144 208
Zoetis Inc
3.25%, 02/01/2023 100 102
3.95%, 09/12/2047 5 5
$ 38,435
Pipelines - 0.77%
Boardwalk Pipelines LP
3.38%, 02/01/2023 200 172
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029
(h)
310 232
Columbia Pipeline Group Inc
5.80%, 06/01/2045 250 263
Enable Midstream Partners LP
5.00%, 05/15/2044 500 212
Enbridge Energy Partners LP
7.38%, 10/15/2045 100 110
Enbridge Inc
2.50%, 01/15/2025 155 140
3.13%, 11/15/2029 155 141
5.50%, 12/01/2046 30 31
Energy Transfer Operating LP
2.90%, 05/15/2025 315 263
3.60%, 02/01/2023 15 13
3.75%, 05/15/2030 160 123
4.75%, 01/15/2026 50 46
5.20%, 02/01/2022 102 96
5.25%, 04/15/2029 400 332
5.30%, 04/15/2047 15 11
5.95%, 10/01/2043 350 303
6.13%, 12/15/2045 525 469
6.25%, 04/15/2049 500 428
6.50%, 02/01/2042 402 366
Enterprise Products Operating LLC
2.80%, 01/31/2030 120 108
3.35%, 03/15/2023 300 295
3.70%, 02/15/2026 525 524
3.70%, 01/31/2051 250 220
3.75%, 02/15/2025 500 497
3.90%, 02/15/2024 250 256
4.25%, 02/15/2048 155 144
4.85%, 08/15/2042 300 290
4.85%, 03/15/2044 430 446
4.90%, 05/15/2046 400 383
6.13%, 10/15/2039 123 126
6.45%, 09/01/2040 177 214
6.88%, 03/01/2033 15 17
Kinder Morgan Energy Partners LP
3.50%, 09/01/2023 200 198
4.15%, 03/01/2022 300 294
4.70%, 11/01/2042 200 190
5.00%, 03/01/2043 100 95
5.40%, 09/01/2044 400 392
6.38%, 03/01/2041 128 129
6.50%, 09/01/2039 112 111
6.95%, 01/15/2038 112 117
7.40%, 03/15/2031 177 198
Kinder Morgan Inc/DE
3.15%, 01/15/2023 500 488
4.30%, 06/01/2025 55 56
5.05%, 02/15/2046 15 15
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Kinder Morgan Inc/DE   (continued)
5.55%, 06/01/2045 $ 50 $ 51
MPLX LP
4.13%, 03/01/2027 425 362
4.25%, 12/01/2027
(h)
400 323
4.50%, 07/15/2023 30 26
4.50%, 04/15/2038 220 172
4.70%, 04/15/2048 185 143
4.88%, 12/01/2024 30 25
4.90%, 04/15/2058 60 40
5.20%, 03/01/2047 330 272
5.20%, 12/01/2047
(h)
200 167
5.50%, 02/15/2049 170 143
ONEOK Inc
2.20%, 09/15/2025 160 123
2.75%, 09/01/2024 175 142
3.40%, 09/01/2029 100 75
4.25%, 02/01/2022 300 289
4.45%, 09/01/2049 500 388
ONEOK Partners LP
5.00%, 09/15/2023 250 228
Plains All American Pipeline LP / PAA Finance
Corp
2.85%, 01/31/2023 200 172
3.65%, 06/01/2022 128 117
4.30%, 01/31/2043 200 119
4.65%, 10/15/2025 15 12
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 360 306
5.63%, 03/01/2025 390 358
5.75%, 05/15/2024 300 278
5.88%, 06/30/2026 345 312
Spectra Energy Partners LP
5.95%, 09/25/2043 200 220
Sunoco Logistics Partners Operations LP
3.45%, 01/15/2023 200 172
4.95%, 01/15/2043 200 157
5.35%, 05/15/2045 15 12
Texas Eastern Transmission LP
7.00%, 07/15/2032 100 128
TransCanada PipeLines Ltd
4.25%, 05/15/2028 300 303
4.75%, 05/15/2038 300 298
4.88%, 05/15/2048 420 436
5.60%, 03/31/2034 300 320
6.10%, 06/01/2040 25 27
7.25%, 08/15/2038 51 60
Williams Cos Inc/The
3.35%, 08/15/2022 15 14
3.75%, 06/15/2027 400 366
3.90%, 01/15/2025 350 322
5.10%, 09/15/2045 180 169
6.30%, 04/15/2040 343 342
$ 17,543
Private Equity - 0.01%
Brookfield Asset Management Inc
4.00%, 01/15/2025 300 304
Regional Authority - 0.23%
Province of Alberta Canada
3.30%, 03/15/2028 850 975
Province of British Columbia Canada
2.00%, 10/23/2022 450 465
2.65%, 09/22/2021 77 79
6.50%, 01/15/2026 18 24
Province of Manitoba Canada
3.05%, 05/14/2024 500 545

Schedule of Investments
Bond Market Index Account
March 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Regional Authority (continued)
Province of Ontario Canada
1.75%, 01/24/2023 $ 315 $ 323
2.50%, 09/10/2021 500 513
3.20%, 05/16/2024 250 272
3.40%, 10/17/2023 305 332
Province of Quebec Canada
1.50%, 02/11/2025 295 302
2.63%, 02/13/2023 1,000 1,054
2.75%, 08/25/2021 231 237
7.50%, 09/15/2029 64 97
$ 5,218
REITs - 0.81%
Alexandria Real Estate Equities Inc
2.75%, 12/15/2029 80 70
3.38%, 08/15/2031 115 112
4.00%, 01/15/2024 250 255
4.00%, 02/01/2050 85 77
4.90%, 12/15/2030 80 87
American Campus Communities Operating
Partnership LP
2.85%, 02/01/2030 155 145
3.63%, 11/15/2027 300 299
American Tower Corp
2.90%, 01/15/2030 160 154
3.38%, 10/15/2026 500 495
3.50%, 01/31/2023 530 533
3.70%, 10/15/2049 165 152
4.70%, 03/15/2022 278 282
AvalonBay Communities Inc
2.30%, 03/01/2030 160 151
4.20%, 12/15/2023 400 413
Boston Properties LP
2.75%, 10/01/2026 550 519
4.13%, 05/15/2021 77 77
Brixmor Operating Partnership LP
3.85%, 02/01/2025 300 296
CC Holdings GS V LLC / Crown Castle GS III
Corp
3.85%, 04/15/2023 20 20
Crown Castle International Corp
3.10%, 11/15/2029 150 144
3.20%, 09/01/2024 400 399
3.30%, 07/01/2030
(i),(j)
155 154
4.00%, 11/15/2049 110 99
5.25%, 01/15/2023 30 31
Digital Realty Trust LP
4.45%, 07/15/2028 250 272
Duke Realty LP
2.88%, 11/15/2029 75 72
3.88%, 10/15/2022 100 104
4.00%, 09/15/2028 400 414
Equinix Inc
2.63%, 11/18/2024 155 148
3.20%, 11/18/2029 260 242
ERP Operating LP
2.50%, 02/15/2030 125 116
4.63%, 12/15/2021 500 511
Essex Portfolio LP
3.00%, 01/15/2030 170 161
4.00%, 03/01/2029 300 307
4.50%, 03/15/2048 300 316
Federal Realty Investment Trust
4.50%, 12/01/2044 250 274
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 170 143
5.38%, 04/15/2026 300 266
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Healthpeak Properties Inc
3.00%, 01/15/2030 $ 150 $ 143
3.40%, 02/01/2025 300 297
4.20%, 03/01/2024 250 251
6.75%, 02/01/2041 300 375
Highwoods Realty LP
3.20%, 06/15/2021 350 354
Kimco Realty Corp
3.20%, 05/01/2021 250 246
3.70%, 10/01/2049 330 269
Mid-America Apartments LP
4.00%, 11/15/2025 500 520
National Retail Properties Inc
4.80%, 10/15/2048 200 214
Office Properties Income Trust
4.00%, 07/15/2022 400 391
Omega Healthcare Investors Inc
4.50%, 01/15/2025 300 291
4.95%, 04/01/2024 750 741
Prologis LP
2.13%, 04/15/2027 145 138
2.25%, 04/15/2030 140 128
3.00%, 04/15/2050 110 95
3.88%, 09/15/2028 250 258
Realty Income Corp
4.65%, 08/01/2023 250 261
Service Properties Trust
4.75%, 10/01/2026 165 125
5.00%, 08/15/2022 100 72
Simon Property Group LP
2.00%, 09/13/2024 915 881
2.45%, 09/13/2029 140 127
3.25%, 11/30/2026 500 493
3.25%, 09/13/2049 140 113
4.25%, 11/30/2046 130 118
6.75%, 02/01/2040 25 31
SL Green Operating Partnership LP
3.25%, 10/15/2022 300 298
UDR Inc
3.20%, 01/15/2030 165 162
4.00%, 10/01/2025 200 211
Ventas Realty LP
3.00%, 01/15/2030 200 180
3.50%, 04/15/2024 300 293
5.70%, 09/30/2043 300 316
VEREIT Operating Partnership LP
3.10%, 12/15/2029 375 324
Welltower Inc
3.63%, 03/15/2024 600 589
3.75%, 03/15/2023 200 201
4.13%, 03/15/2029 300 306
Weyerhaeuser Co
7.38%, 03/15/2032 300 354
$ 18,476
Retail - 0.82%
AutoZone Inc
3.75%, 06/01/2027 250 251
Costco Wholesale Corp
2.15%, 05/18/2021 35 35
2.30%, 05/18/2022 310 314
2.75%, 05/18/2024 50 52
3.00%, 05/18/2027 150 159
Dollar General Corp
4.15%, 11/01/2025 500 534
Dollar Tree Inc
4.20%, 05/15/2028 185 185

Schedule of Investments
Bond Market Index Account
March 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Home Depot Inc/The
2.13%, 09/15/2026 $ 250 $ 252
2.63%, 06/01/2022 30 31
2.70%, 04/01/2023 30 31
2.95%, 06/15/2029 435 451
3.50%, 09/15/2056 305 309
3.75%, 02/15/2024 380 401
3.90%, 06/15/2047 30 33
4.20%, 04/01/2043 20 23
4.25%, 04/01/2046 590 701
4.40%, 03/15/2045 20 23
5.95%, 04/01/2041 351 491
Kohl's Corp
5.55%, 07/17/2045 250 169
Lowe's Cos Inc
3.10%, 05/03/2027 530 532
3.65%, 04/05/2029 465 477
3.70%, 04/15/2046 40 37
4.00%, 04/15/2025 160 171
4.05%, 05/03/2047 30 30
4.38%, 09/15/2045 500 515
5.00%, 04/15/2040 160 182
McDonald's Corp
1.45%, 09/01/2025 160 152
2.13%, 03/01/2030 160 148
2.63%, 09/01/2029 415 399
3.38%, 05/26/2025 500 520
3.50%, 07/01/2027 325 341
3.63%, 09/01/2049 115 116
3.70%, 02/15/2042 128 133
4.70%, 12/09/2035 25 28
4.88%, 07/15/2040 9 9
4.88%, 12/09/2045 250 292
6.30%, 10/15/2037 262 333
O'Reilly Automotive Inc
3.85%, 06/15/2023 300 299
4.35%, 06/01/2028 300 309
QVC Inc
4.38%, 03/15/2023 250 236
Starbucks Corp
2.00%, 03/12/2027 160 151
3.55%, 08/15/2029 500 514
3.85%, 10/01/2023 530 555
4.45%, 08/15/2049 300 344
Target Corp
2.35%, 02/15/2030 320 320
2.50%, 04/15/2026 500 507
2.90%, 01/15/2022 25 25
3.63%, 04/15/2046 35 39
TJX Cos Inc/The
2.50%, 05/15/2023 500 495
Walgreens Boots Alliance Inc
3.45%, 06/01/2026 420 415
3.80%, 11/18/2024 300 306
4.80%, 11/18/2044 355 352
Walmart Inc
2.35%, 12/15/2022 500 513
2.85%, 07/08/2024 575 605
2.95%, 09/24/2049 245 268
3.05%, 07/08/2026 500 538
3.25%, 07/08/2029 490 539
3.40%, 06/26/2023 530 562
3.70%, 06/26/2028 390 438
3.95%, 06/28/2038 185 220
5.63%, 04/01/2040 38 54
5.63%, 04/15/2041 280 394
7.55%, 02/15/2030 628 936
$ 18,794
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors - 0.51%
Analog Devices Inc
2.50%, 12/05/2021 $ 750 $ 757
Applied Materials Inc
3.30%, 04/01/2027 35 37
3.90%, 10/01/2025 500 527
4.35%, 04/01/2047 40 51
5.10%, 10/01/2035 250 336
Broadcom Corp / Broadcom Cayman Finance Ltd
3.00%, 01/15/2022 550 544
3.88%, 01/15/2027 660 630
Broadcom Inc
3.63%, 10/15/2024
(h)
350 344
4.25%, 04/15/2026
(h)
500 492
4.75%, 04/15/2029
(h)
730 740
Intel Corp
2.45%, 11/15/2029 310 317
2.60%, 05/19/2026 530 561
2.70%, 12/15/2022 25 26
3.15%, 05/11/2027 540 580
3.25%, 11/15/2049 315 339
3.30%, 10/01/2021 207 216
3.40%, 03/25/2025 160 175
3.73%, 12/08/2047 240 280
3.75%, 03/25/2027 160 178
4.00%, 12/15/2032 200 236
4.25%, 12/15/2042 200 240
4.60%, 03/25/2040 160 196
4.80%, 10/01/2041 77 99
4.90%, 07/29/2045 25 33
KLA Corp
4.65%, 11/01/2024 500 527
Marvell Technology Group Ltd
4.88%, 06/22/2028 300 310
Micron Technology Inc
4.19%, 02/15/2027 115 116
4.66%, 02/15/2030 115 120
NVIDIA Corp
2.20%, 09/16/2021 500 504
QUALCOMM Inc
2.60%, 01/30/2023 360 368
3.00%, 05/20/2022 30 31
3.25%, 05/20/2027 320 337
3.45%, 05/20/2025 300 314
4.65%, 05/20/2035 115 145
4.80%, 05/20/2045 175 229
Texas Instruments Inc
1.38%, 03/12/2025 160 159
2.75%, 03/12/2021 400 402
4.15%, 05/15/2048 205 251
$ 11,747
Software - 0.71%
Adobe Inc
1.90%, 02/01/2025 315 318
2.30%, 02/01/2030 160 160
CA Inc
3.60%, 08/15/2022 300 281
Fidelity National Information Services Inc
3.00%, 08/15/2026 40 40
3.50%, 04/15/2023 30 31
3.75%, 05/21/2029 400 435
Fiserv Inc
3.50%, 10/01/2022 600 604
3.50%, 07/01/2029 310 323
3.80%, 10/01/2023 400 413
3.85%, 06/01/2025 300 316

Schedule of Investments
Bond Market Index Account
March 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Microsoft Corp
1.55%, 08/08/2021 $ 670 $ 675
2.38%, 02/12/2022 380 391
2.40%, 02/06/2022 690 709
2.40%, 08/08/2026 55 58
3.13%, 11/03/2025 700 766
3.30%, 02/06/2027 200 222
3.45%, 08/08/2036 750 836
3.63%, 12/15/2023 30 33
3.70%, 08/08/2046 950 1,140
4.00%, 02/12/2055 850 1,082
4.10%, 02/06/2037 180 217
4.20%, 11/03/2035 430 536
4.50%, 02/06/2057 325 448
Oracle Corp
2.40%, 09/15/2023 30 31
2.50%, 05/15/2022 30 31
2.50%, 10/15/2022 1,070 1,092
2.50%, 04/01/2025
(i)
150 151
2.63%, 02/15/2023 390 400
2.65%, 07/15/2026 700 714
2.80%, 07/08/2021 80 81
2.80%, 04/01/2027
(i)
150 152
2.95%, 04/01/2030
(i)
150 151
3.60%, 04/01/2040
(i)
150 150
3.60%, 04/01/2050
(i)
150 150
3.80%, 11/15/2037 250 258
4.00%, 07/15/2046 780 870
4.30%, 07/08/2034 1,015 1,171
4.38%, 05/15/2055 610 739
$ 16,175
Sovereign - 1.54%
Canada Government International Bond
1.63%, 01/22/2025 1,065 1,114
Chile Government International Bond
2.55%, 01/27/2032 475 474
3.13%, 03/27/2025 250 261
3.25%, 09/14/2021 180 182
Colombia Government International Bond
2.63%, 03/15/2023 500 485
3.00%, 01/30/2030 315 287
4.38%, 07/12/2021 100 101
4.50%, 01/28/2026 700 709
6.13%, 01/18/2041 200 230
8.13%, 05/21/2024 201 232
10.38%, 01/28/2033 100 141
Export Development Canada
1.38%, 02/24/2023 250 255
2.00%, 05/17/2022 1,500 1,548
Export-Import Bank of Korea
3.00%, 11/01/2022 500 520
3.25%, 11/10/2025 500 545
3.25%, 08/12/2026 500 541
5.00%, 04/11/2022 200 214
Hungary Government International Bond
7.63%, 03/29/2041 250 385
Indonesia Government International Bond
2.85%, 02/14/2030 250 242
3.50%, 01/11/2028 200 197
3.70%, 10/30/2049
(d)
200 199
4.75%, 02/11/2029 200 216
Israel Government AID Bond
5.50%, 09/18/2023 25 29
5.50%, 04/26/2024 125 146
5.50%, 09/18/2033 12 18
Israel Government International Bond
4.00%, 06/30/2022 500 522
4.13%, 01/17/2048 300 321
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Japan Bank for International Cooperation
1.63%, 10/17/2022 $ 900 $ 917
2.00%, 10/17/2029 200 213
2.38%, 04/20/2026 300 323
2.50%, 06/01/2022 500 518
3.00%, 05/29/2024
(d)
1,000 1,082
3.38%, 07/31/2023 1,000 1,080
Korea International Bond
3.88%, 09/11/2023 250 274
Mexico Government International Bond
3.25%, 04/16/2030 200 188
3.60%, 01/30/2025 210 213
3.63%, 03/15/2022 300 301
3.75%, 01/11/2028 500 497
4.50%, 04/22/2029 1,000 1,025
4.50%, 01/31/2050 200 198
4.60%, 02/10/2048 700 702
4.75%, 03/08/2044 506 509
5.55%, 01/21/2045 300 339
6.05%, 01/11/2040 464 550
Panama Government International Bond
3.75%, 03/16/2025 800 830
3.88%, 03/17/2028 500 535
4.50%, 04/16/2050 400 436
6.70%, 01/26/2036 224 287
Peruvian Government International Bond
5.63%, 11/18/2050 528 787
6.55%, 03/14/2037 126 183
7.35%, 07/21/2025 180 229
8.75%, 11/21/2033 192 303
Philippine Government International Bond
3.00%, 02/01/2028 300 313
3.70%, 02/02/2042 230 252
5.00%, 01/13/2037 300 356
6.38%, 10/23/2034 210 278
9.50%, 02/02/2030 400 600
10.63%, 03/16/2025 400 526
Republic of Italy Government International Bond
2.38%, 10/17/2024 200 198
2.88%, 10/17/2029 200 190
5.38%, 06/15/2033 420 492
6.88%, 09/27/2023 512 587
Republic of Poland Government International
Bond
4.00%, 01/22/2024 1,000 1,088
5.00%, 03/23/2022 528 562
5.13%, 04/21/2021 51 53
State of Israel
2.50%, 01/15/2030 200 201
3.38%, 01/15/2050 200 194
Svensk Exportkredit AB
2.38%, 03/09/2022 1,000 1,033
2.88%, 05/22/2021 1,800 1,847
Tennessee Valley Authority
2.88%, 02/01/2027 250 268
3.50%, 12/15/2042 400 465
4.25%, 09/15/2065 200 288
4.63%, 09/15/2060 300 451
5.25%, 09/15/2039 251 384
5.38%, 04/01/2056 154 276
6.75%, 11/01/2025 102 134
Uruguay Government International Bond
4.13%, 11/20/2045 100 102
4.38%, 10/27/2027 390 421
4.98%, 04/20/2055 210 238
5.10%, 06/18/2050 725 820
$ 35,250

Schedule of Investments
Bond Market Index Account
March 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank - 1.42%
African Development Bank
2.38%, 09/23/2021 $ 400 $ 410
Asian Development Bank
1.75%, 06/08/2021 2,500 2,532
1.88%, 02/18/2022 1,250 1,281
2.13%, 11/24/2021
(d)
750 768
2.13%, 03/19/2025 300 320
2.63%, 01/30/2024 500 539
2.75%, 03/17/2023 400 425
5.82%, 06/16/2028 15 20
6.38%, 10/01/2028 51 72
Asian Infrastructure Investment Bank/The
2.25%, 05/16/2024 500 530
Corp Andina de Fomento
3.25%, 02/11/2022 900 933
4.38%, 06/15/2022 22 24
Council Of Europe Development Bank
1.38%, 02/27/2025 320 331
European Bank for Reconstruction &
Development
1.63%, 09/27/2024 650 679
1.88%, 02/23/2022 250 256
European Investment Bank
1.63%, 03/14/2025 315 329
2.25%, 03/15/2022 400 413
2.25%, 08/15/2022 750 780
2.25%, 06/24/2024 500 534
2.38%, 05/24/2027 300 331
2.50%, 04/15/2021 1,500 1,531
2.50%, 03/15/2023 600 634
2.63%, 05/20/2022 900 938
2.63%, 03/15/2024 1,000 1,080
3.25%, 01/29/2024 1,000 1,099
4.88%, 02/15/2036 25 37
FMS Wertmanagement
2.75%, 01/30/2024 500 540
Inter-American Development Bank
1.75%, 04/14/2022 1,000 1,024
1.75%, 03/14/2025 585 614
2.13%, 01/18/2022 340 350
2.38%, 07/07/2027 500 552
2.50%, 01/18/2023 1,450 1,526
3.00%, 02/21/2024 250 274
3.13%, 09/18/2028
(d)
500 584
4.38%, 01/24/2044 50 78
International Bank for Reconstruction &
Development
1.38%, 05/24/2021 345 348
1.38%, 09/20/2021 500 507
1.63%, 02/10/2022 1,000 1,020
1.63%, 01/15/2025 475 496
1.75%, 10/23/2029 230 244
2.25%, 06/24/2021 500 510
2.50%, 11/25/2024 500 542
2.50%, 07/29/2025 1,700 1,854
2.50%, 11/22/2027 500 557
7.63%, 01/19/2023 1,512 1,807
International Finance Corp
1.13%, 07/20/2021 1,500 1,511
Nordic Investment Bank
1.38%, 10/17/2022
(d)
200 204
2.25%, 05/21/2024 500 532
$ 32,500
Telecommunications - 1.06%
America Movil SAB de CV
3.13%, 07/16/2022 600 606
6.13%, 03/30/2040 102 134
6.38%, 03/01/2035 200 268
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
AT&T Inc
2.63%, 12/01/2022 $ 630 $ 622
2.95%, 07/15/2026 20 20
3.00%, 06/30/2022 200 202
3.40%, 05/15/2025 200 208
3.60%, 07/15/2025 500 530
3.80%, 02/15/2027 40 42
4.00%, 01/15/2022 180 186
4.05%, 12/15/2023 500 524
4.10%, 02/15/2028 81 85
4.13%, 02/17/2026 30 32
4.25%, 03/01/2027 530 563
4.30%, 12/15/2042 221 233
4.35%, 03/01/2029 500 539
4.35%, 06/15/2045 1,005 1,061
4.50%, 03/09/2048 572 619
4.55%, 03/09/2049 247 265
4.65%, 06/01/2044 500 524
4.75%, 05/15/2046 230 254
4.85%, 07/15/2045 60 64
5.15%, 03/15/2042 30 35
5.15%, 11/15/2046 420 493
5.35%, 09/01/2040 30 35
5.38%, 10/15/2041 128 145
5.45%, 03/01/2047 30 36
5.65%, 02/15/2047 15 19
5.70%, 03/01/2057 530 665
6.00%, 08/15/2040 663 811
British Telecommunications PLC
9.62%, 12/15/2030 577 902
Cisco Systems Inc
1.85%, 09/20/2021 350 352
2.20%, 09/20/2023 30 32
2.50%, 09/20/2026 30 31
Corning Inc
4.38%, 11/15/2057 300 310
4.75%, 03/15/2042 102 107
Deutsche Telekom International Finance BV
8.75%, 06/15/2030 641 865
Motorola Solutions Inc
4.00%, 09/01/2024 500 495
Orange SA
4.13%, 09/14/2021 128 131
5.38%, 01/13/2042 102 130
Rogers Communications Inc
3.00%, 03/15/2023 400 393
3.70%, 11/15/2049 225 230
5.00%, 03/15/2044 500 600
Telefonica Emisiones SA
5.21%, 03/08/2047 530 594
7.05%, 06/20/2036 795 947
TELUS Corp
4.60%, 11/16/2048 300 334
Verizon Communications Inc
2.63%, 08/15/2026 25 26
2.95%, 03/15/2022 746 763
3.13%, 03/16/2022 260 268
3.38%, 02/15/2025 40 43
3.85%, 11/01/2042 275 308
3.88%, 02/08/2029 400 442
4.13%, 03/16/2027 500 556
4.33%, 09/21/2028 500 569
4.40%, 11/01/2034 750 875
4.50%, 08/10/2033 360 424
4.81%, 03/15/2039 25 31
5.01%, 04/15/2049 540 726
5.15%, 09/15/2023 615 683

Schedule of Investments
Bond Market Index Account
March 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Vodafone Group PLC
4.25%, 09/17/2050 $ 165 $ 170
4.38%, 05/30/2028 560 591
5.00%, 05/30/2038 250 270
5.25%, 05/30/2048 400 482
6.15%, 02/27/2037 201 233
6.25%, 11/30/2032 500 600
$ 24,333
Toys, Games & Hobbies - 0.01%
Hasbro Inc
3.15%, 05/15/2021 250 246
6.35%, 03/15/2040 25 24
$ 270
Transportation - 0.47%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050 115 126
4.45%, 03/15/2043 20 23
4.55%, 09/01/2044 15 18
5.15%, 09/01/2043 350 444
Canadian National Railway Co
3.20%, 08/02/2046 400 414
3.65%, 02/03/2048 75 84
Canadian Pacific Railway Co
4.00%, 06/01/2028 300 321
4.80%, 09/15/2035 500 591
CSX Corp
2.40%, 02/15/2030 65 64
2.60%, 11/01/2026 300 305
3.25%, 06/01/2027 40 42
3.35%, 11/01/2025 500 526
3.35%, 09/15/2049 70 66
3.80%, 03/01/2028 100 108
3.80%, 11/01/2046 30 30
4.25%, 11/01/2066 400 398
4.30%, 03/01/2048 105 115
4.75%, 05/30/2042 277 311
FedEx Corp
3.10%, 08/05/2029 550 540
3.88%, 08/01/2042 100 88
4.40%, 01/15/2047 55 50
4.55%, 04/01/2046 400 380
4.75%, 11/15/2045 525 503
Kansas City Southern
4.70%, 05/01/2048 300 329
Norfolk Southern Corp
2.55%, 11/01/2029 155 150
3.25%, 12/01/2021 251 254
3.85%, 01/15/2024 200 208
3.94%, 11/01/2047 398 415
4.84%, 10/01/2041 100 117
Ryder System Inc
2.50%, 09/01/2024 80 76
2.90%, 12/01/2026 150 146
Union Pacific Corp
2.15%, 02/05/2027 230 225
3.15%, 03/01/2024 400 416
3.55%, 08/15/2039 80 81
3.80%, 10/01/2051 577 632
3.84%, 03/20/2060
(h)
225 235
3.95%, 09/10/2028 210 225
4.15%, 01/15/2045 350 377
4.16%, 07/15/2022 256 263
United Parcel Service Inc
2.45%, 10/01/2022 10 10
2.50%, 09/01/2029 125 120
3.40%, 09/01/2049 470 472
3.90%, 04/01/2025 165 179
4.88%, 11/15/2040 25 28
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
United Parcel Service Inc   (continued)
5.20%, 04/01/2040 $ 125 $ 153
6.20%, 01/15/2038 23 30
$ 10,688
Water - 0.04%
American Water Capital Corp
3.75%, 09/01/2047 180 180
4.15%, 06/01/2049 650 717
6.59%, 10/15/2037 5 7
$ 904
TOTAL BONDS $ 682,544
MUNICIPAL BONDS - 0.81%
Principal
Amount (000's) Value (000's)
California - 0.31%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 300 $ 458
6.92%, 04/01/2040 120 177
California State University
2.98%, 11/01/2051 160 159
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 60 84
Los Angeles Department of Water & Power Power
System Revenue
6.57%, 07/01/2045 150 230
Los Angeles Unified School District/CA
5.75%, 07/01/2034 80 103
5.76%, 07/01/2029 50 60
6.76%, 07/01/2034 530 732
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 250 334
San Diego County Water Authority
6.14%, 05/01/2049 260 359
Santa Clara Valley Transportation Authority
5.88%, 04/01/2032 25 31
State of California
3.50%, 04/01/2028 165 183
7.30%, 10/01/2039 375 576
7.35%, 11/01/2039 500 773
7.60%, 11/01/2040 180 300
7.63%, 03/01/2040 280 452
7.95%, 03/01/2036 1,900 1,907
University of California
5.77%, 05/15/2043 200 271
$ 7,189
District of Columbia - 0.03%
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114 450 583
Georgia - 0.02%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 150 196
7.06%, 04/01/2057 199 262
$ 458
Illinois - 0.07%
Chicago Transit Authority
6.20%, 12/01/2040 70 84
6.90%, 12/01/2040 200 268
County of Cook IL
6.23%, 11/15/2034 102 137
State of Illinois
4.95%, 06/01/2023 26 26
5.10%, 06/01/2033 1,000 993
7.35%, 07/01/2035 70 79
$ 1,587

Schedule of Investments
Bond Market Index Account
March 31, 2020 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Kansas - 0.01%
State of Kansas Department of Transportation
4.60%, 09/01/2035 $ 115 $ 140
Massachusetts - 0.01%
Commonwealth of Massachusetts
4.20%, 12/01/2021 270 274
Nevada - 0.00%
County of Clark Department of Aviation
6.82%, 07/01/2045 25 33
New Jersey - 0.08%
New Jersey Economic Development
Authority (credit support from Assured Guaranty
Municipal Corp )
0.00%, 02/15/2023
(f),(k)
51 48
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(k)
700 835
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028 190 224
6.56%, 12/15/2040 210 280
New Jersey Turnpike Authority
7.10%, 01/01/2041 147 209
Rutgers The State University of New Jersey
5.67%, 05/01/2040 130 172
$ 1,768
New York - 0.11%
City of New York NY
5.52%, 10/01/2037 25 30
Metropolitan Transportation Authority
6.81%, 11/15/2040 135 176
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.51%, 08/01/2037 250 327
New York City Water & Sewer System
5.72%, 06/15/2042 270 390
5.95%, 06/15/2042 125 185
New York State Dormitory Authority
5.60%, 03/15/2040 435 527
Port Authority of New York & New Jersey
4.46%, 10/01/2062 400 442
4.96%, 08/01/2046 300 372
6.04%, 12/01/2029 50 66
$ 2,515
Ohio - 0.01%
American Municipal Power Inc
6.27%, 02/15/2050 69 92
Ohio State University/The
4.91%, 06/01/2040 125 149
$ 241
Pennsylvania - 0.03%
State Public School Building Authority
5.00%, 09/15/2027 500 580
Texas - 0.10%
City of San Antonio TX Electric & Gas Systems
Revenue
5.81%, 02/01/2041 135 192
Dallas Area Rapid Transit
5.02%, 12/01/2048 50 67
Dallas Convention Center Hotel Development
Corp
7.09%, 01/01/2042 70 99
Dallas County Hospital District
5.62%, 08/15/2044 83 114
Dallas Independent School District (credit
support from Permanent School Fund Guarantee
Program )
6.45%, 02/15/2035
(k)
50 50
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Texas (continued)
Grand Parkway Transportation Corp
5.18%, 10/01/2042 $ 300 $ 376
State of Texas
4.68%, 04/01/2040 100 125
5.52%, 04/01/2039 405 556
Texas Transportation Commission State Highway
Fund
5.18%, 04/01/2030 625 752
$ 2,331
Utah - 0.01%
State of Utah
3.54%, 07/01/2025 300 315
Wisconsin - 0.02%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(k)
370 420
TOTAL MUNICIPAL BONDS $ 18,434
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 67.51%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 4.81%
2.00%, 08/01/2029 $ 447 $ 460
2.00%, 10/01/2031 99 102
2.00%, 03/01/2032 185 191
2.50%, 10/01/2027 145 150
2.50%, 03/01/2028 303 315
2.50%, 06/01/2028 165 172
2.50%, 06/01/2028 407 422
2.50%, 07/01/2028 277 288
2.50%, 10/01/2028 167 173
2.50%, 10/01/2028 139 144
2.50%, 10/01/2029 373 388
2.50%, 12/01/2029 450 467
2.50%, 09/01/2030 751 779
2.50%, 01/01/2031 801 832
2.50%, 01/01/2031 102 106
2.50%, 02/01/2031 88 92
2.50%, 03/01/2031 256 266
2.50%, 12/01/2031 257 267
2.50%, 12/01/2031 283 294
2.50%, 02/01/2032 318 331
2.50%, 03/01/2032 418 434
2.50%, 11/01/2032 804 834
2.50%, 02/01/2033 250 259
2.50%, 03/01/2033 143 149
2.50%, 03/01/2033 749 778
2.50%, 04/01/2033 316 328
2.50%, 05/01/2033 153 159
2.50%, 06/01/2033 241 251
2.50%, 11/01/2036 178 186
2.50%, 02/01/2043 171 178
2.50%, 03/01/2043 134 139
3.00%, 01/01/2027 126 132
3.00%, 03/01/2027 100 105
3.00%, 05/01/2027 93 98
3.00%, 10/01/2028 312 327
3.00%, 07/01/2029 387 405
3.00%, 08/01/2029 168 176
3.00%, 10/01/2029 100 105
3.00%, 11/01/2029 170 178
3.00%, 07/01/2030 387 407
3.00%, 09/01/2030 516 542
3.00%, 11/01/2030 83 87
3.00%, 11/01/2030 151 159
3.00%, 01/01/2031 186 195
3.00%, 04/01/2031 239 251
3.00%, 02/01/2032 76 81
3.00%, 05/01/2032 123 131
3.00%, 12/01/2032 691 726

Schedule of Investments
Bond Market Index Account
March 31, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 12/01/2032 $ 641 $ 673
3.00%, 01/01/2033 1,001 1,052
3.00%, 02/01/2033 584 614
3.00%, 03/01/2033 373 392
3.00%, 04/01/2033 212 226
3.00%, 04/01/2033 194 206
3.00%, 06/01/2033 131 139
3.00%, 09/01/2033 180 192
3.00%, 09/01/2033 189 201
3.00%, 12/01/2034 64 68
3.00%, 01/01/2035 42 45
3.00%, 02/01/2035 61 65
3.00%, 05/01/2035 532 563
3.00%, 02/01/2036 117 125
3.00%, 09/01/2036 95 101
3.00%, 02/01/2037 138 146
3.00%, 05/01/2037 201 213
3.00%, 06/01/2037 224 236
3.00%, 07/01/2037 358 378
3.00%, 09/01/2037 72 76
3.00%, 01/01/2043 208 220
3.00%, 01/01/2043 330 349
3.00%, 02/01/2043 1,237 1,307
3.00%, 03/01/2043 813 859
3.00%, 04/01/2043 292 308
3.00%, 05/01/2043 297 314
3.00%, 06/01/2043 567 599
3.00%, 07/01/2043 915 967
3.00%, 07/01/2043 442 467
3.00%, 07/01/2043 500 529
3.00%, 07/01/2043 884 935
3.00%, 08/01/2043 103 109
3.00%, 08/01/2043 166 175
3.00%, 08/01/2043 1,524 1,611
3.00%, 08/01/2043 259 274
3.00%, 09/01/2043 374 395
3.00%, 09/01/2043 252 267
3.00%, 09/01/2043 549 581
3.00%, 10/01/2043 144 152
3.00%, 10/01/2043 470 497
3.00%, 03/01/2045 707 748
3.00%, 04/01/2045 232 245
3.00%, 06/01/2045 816 862
3.00%, 07/01/2045 469 496
3.00%, 07/01/2045 482 510
3.00%, 08/01/2045 893 944
3.00%, 08/01/2045 300 317
3.00%, 08/01/2045 243 257
3.00%, 12/01/2045 1,347 1,424
3.00%, 03/01/2046 624 659
3.00%, 03/01/2046 168 176
3.00%, 04/01/2046 888 939
3.00%, 04/01/2046 108 114
3.00%, 05/01/2046 205 217
3.00%, 09/01/2046 969 1,022
3.00%, 10/01/2046 756 798
3.00%, 11/01/2046 1,472 1,553
3.00%, 11/01/2046 149 157
3.00%, 11/01/2046 878 926
3.00%, 11/01/2046 1,066 1,125
3.00%, 12/01/2046 1,055 1,113
3.00%, 12/01/2046 1,271 1,339
3.00%, 01/01/2047 1,690 1,783
3.00%, 03/01/2047 1,571 1,655
3.00%, 03/01/2048 847 896
3.50%, 10/01/2025 106 112
3.50%, 11/01/2025 143 151
3.50%, 12/01/2026 144 152
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 01/01/2029 $ 125 $ 131
3.50%, 01/01/2032 102 110
3.50%, 02/01/2032 64 69
3.50%, 03/01/2032 78 84
3.50%, 04/01/2032 74 80
3.50%, 08/01/2032 62 66
3.50%, 09/01/2033 390 410
3.50%, 01/01/2034 68 73
3.50%, 01/01/2035 146 156
3.50%, 02/01/2035 127 136
3.50%, 07/01/2035 171 184
3.50%, 09/01/2035 325 350
3.50%, 04/01/2037 97 103
3.50%, 06/01/2037 230 245
3.50%, 05/01/2041 360 387
3.50%, 02/01/2042 410 439
3.50%, 04/01/2042 109 117
3.50%, 06/01/2042 252 270
3.50%, 07/01/2042 421 452
3.50%, 07/01/2042 336 360
3.50%, 08/01/2042 183 197
3.50%, 08/01/2042 410 440
3.50%, 02/01/2044 537 575
3.50%, 06/01/2044 677 725
3.50%, 09/01/2044 367 392
3.50%, 02/01/2045 398 427
3.50%, 03/01/2045 576 614
3.50%, 06/01/2045 645 687
3.50%, 07/01/2045 1,094 1,165
3.50%, 09/01/2045 620 660
3.50%, 10/01/2045 699 744
3.50%, 11/01/2045 1,115 1,188
3.50%, 12/01/2045 888 946
3.50%, 12/01/2045 110 117
3.50%, 12/01/2045 661 704
3.50%, 01/01/2046 121 129
3.50%, 01/01/2046 315 336
3.50%, 03/01/2046 2,968 3,160
3.50%, 03/01/2046 577 615
3.50%, 04/01/2046 717 763
3.50%, 05/01/2046 777 826
3.50%, 06/01/2046 869 926
3.50%, 08/01/2046 603 642
3.50%, 04/01/2047 1,080 1,144
3.50%, 11/01/2047 1,065 1,132
3.50%, 11/01/2047 824 874
3.50%, 05/01/2048 158 168
3.50%, 06/01/2048 477 505
3.50%, 06/01/2048 443 473
3.50%, 09/01/2048 329 351
4.00%, 06/01/2025 96 101
4.00%, 07/01/2025 124 130
4.00%, 12/01/2030 32 35
4.00%, 08/01/2031 35 38
4.00%, 10/01/2031 46 51
4.00%, 11/01/2031 14 16
4.00%, 12/01/2031 24 26
4.00%, 11/01/2033 68 74
4.00%, 01/01/2034 110 120
4.00%, 07/01/2035 47 52
4.00%, 03/01/2037 197 214
4.00%, 05/01/2038 102 110
4.00%, 02/01/2041 215 233
4.00%, 06/01/2042 139 150
4.00%, 06/01/2042 103 112
4.00%, 08/01/2043 705 763
4.00%, 01/01/2044 156 168
4.00%, 02/01/2044 343 372

Schedule of Investments
Bond Market Index Account
March 31, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 03/01/2044 $ 106 $ 115
4.00%, 04/01/2044 442 478
4.00%, 05/01/2044 115 125
4.00%, 07/01/2044 286 309
4.00%, 07/01/2044 378 409
4.00%, 10/01/2044 308 333
4.00%, 11/01/2044 587 635
4.00%, 12/01/2044 668 722
4.00%, 01/01/2045 186 201
4.00%, 02/01/2045 257 278
4.00%, 04/01/2045 229 247
4.00%, 05/01/2045 121 131
4.00%, 06/01/2045 255 275
4.00%, 07/01/2045 344 372
4.00%, 08/01/2045 100 108
4.00%, 08/01/2045 917 991
4.00%, 08/01/2045 109 118
4.00%, 09/01/2045 246 265
4.00%, 09/01/2045 1,099 1,188
4.00%, 10/01/2045 1,148 1,241
4.00%, 11/01/2045 671 725
4.00%, 12/01/2045 297 322
4.00%, 03/01/2047 986 1,058
4.00%, 08/01/2047 1,109 1,191
4.00%, 10/01/2047 758 815
4.00%, 12/01/2047 1,248 1,339
4.00%, 07/01/2048 1,060 1,129
4.00%, 08/01/2048 613 653
4.00%, 09/01/2048 754 805
4.50%, 08/01/2023 50 54
4.50%, 05/01/2024 51 55
4.50%, 02/01/2030 11 11
4.50%, 08/01/2030 8 8
4.50%, 05/01/2031 10 11
4.50%, 06/01/2031 71 77
4.50%, 06/01/2039 118 129
4.50%, 10/01/2039 82 90
4.50%, 10/01/2040 127 139
4.50%, 03/01/2041 279 305
4.50%, 03/01/2041 314 343
4.50%, 09/01/2041 107 115
4.50%, 11/01/2041 229 251
4.50%, 09/01/2043 177 193
4.50%, 11/01/2043 95 104
4.50%, 11/01/2043 130 143
4.50%, 01/01/2044 135 148
4.50%, 01/01/2044 107 118
4.50%, 03/01/2044 147 161
4.50%, 05/01/2044 241 263
4.50%, 07/01/2044 95 104
4.50%, 09/01/2044 93 101
4.50%, 10/01/2045 129 140
4.50%, 02/01/2046 592 645
4.50%, 03/01/2047 102 110
4.50%, 03/01/2047 517 562
4.50%, 04/01/2047 133 144
4.50%, 06/01/2047 296 318
4.50%, 09/01/2047 276 299
4.50%, 11/01/2047 71 77
4.50%, 05/01/2048 319 344
4.50%, 07/01/2048 590 635
4.50%, 11/01/2048 335 361
4.50%, 01/01/2049 1,083 1,165
4.50%, 05/01/2049 2,311 2,487
5.00%, 09/01/2023 41 44
5.00%, 04/01/2024 19 21
5.00%, 01/01/2025 70 75
5.00%, 12/01/2027 27 29
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.00%, 02/01/2030 $ 5 $ 5
5.00%, 03/01/2030 3 3
5.00%, 04/01/2034 93 102
5.00%, 06/01/2035 111 123
5.00%, 01/01/2038 206 229
5.00%, 11/01/2038 165 183
5.00%, 12/01/2038 170 189
5.00%, 09/01/2039 270 300
5.00%, 01/01/2040 181 200
5.00%, 05/01/2040 132 146
5.00%, 04/01/2041 119 132
5.00%, 06/01/2041 96 104
5.00%, 11/01/2041 292 317
5.00%, 11/01/2041 100 111
5.50%, 01/01/2028 66 72
5.50%, 04/01/2036 152 172
5.50%, 12/01/2036 104 118
5.50%, 12/01/2036 109 123
5.50%, 03/01/2039 157 178
5.50%, 04/01/2039 96 108
5.50%, 02/01/2040 145 164
5.50%, 06/01/2041 222 252
6.00%, 02/01/2027 8 8
$ 110,263
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 13.74%
2.00%, 09/01/2028 123 127
2.00%, 05/01/2030 244 251
2.00%, 04/01/2032 115 118
2.50%, 01/01/2028 142 147
2.50%, 07/01/2028 183 190
2.50%, 08/01/2028 180 187
2.50%, 08/01/2028 99 103
2.50%, 09/01/2028 194 201
2.50%, 07/01/2029 228 237
2.50%, 07/01/2029 99 103
2.50%, 07/01/2029 148 153
2.50%, 09/01/2029 235 244
2.50%, 12/01/2029 120 124
2.50%, 01/01/2030 186 193
2.50%, 04/01/2030 228 236
2.50%, 05/01/2030 492 511
2.50%, 06/01/2030 285 296
2.50%, 08/01/2030 124 129
2.50%, 08/01/2030 594 616
2.50%, 01/01/2031 209 217
2.50%, 01/01/2031 213 221
2.50%, 02/01/2031 283 294
2.50%, 02/01/2031 237 246
2.50%, 05/01/2031 151 157
2.50%, 06/01/2031 251 261
2.50%, 11/01/2031 2,406 2,498
2.50%, 12/01/2031 393 408
2.50%, 01/01/2032 863 896
2.50%, 01/01/2032 469 487
2.50%, 02/01/2032 447 464
2.50%, 03/01/2032 216 224
2.50%, 03/01/2032 119 123
2.50%, 11/01/2032 41 43
2.50%, 12/01/2032 115 120
2.50%, 01/01/2033 181 188
2.50%, 02/01/2033 686 712
2.50%, 04/01/2033 1,287 1,336
2.50%, 07/01/2033 91 95
2.50%, 10/01/2034 1,546 1,604
2.50%, 02/01/2035 2,584 2,679
2.50%, 10/01/2036 54 56
2.50%, 10/01/2036 137 144

Schedule of Investments
Bond Market Index Account
March 31, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 12/01/2036 $ 222 $ 232
2.50%, 01/01/2043 508 529
2.50%, 08/01/2043 121 125
2.50%, 10/01/2043 311 323
2.50%, 12/01/2046 139 144
2.50%, 04/01/2050
(l)
5,000 5,180
3.00%, 11/01/2026 109 114
3.00%, 02/01/2027 198 208
3.00%, 04/01/2027 956 1,004
3.00%, 08/01/2027 149 156
3.00%, 10/01/2028 340 356
3.00%, 11/01/2028 171 179
3.00%, 02/01/2029 128 134
3.00%, 03/01/2029 204 213
3.00%, 03/01/2029 134 141
3.00%, 04/01/2029 177 185
3.00%, 05/01/2029 154 161
3.00%, 06/01/2029 112 117
3.00%, 08/01/2029 138 145
3.00%, 10/01/2029 98 103
3.00%, 10/01/2029 98 103
3.00%, 10/01/2029 128 135
3.00%, 11/01/2029 98 103
3.00%, 01/01/2030 203 213
3.00%, 01/01/2030 452 474
3.00%, 01/01/2030 494 517
3.00%, 03/01/2030 283 298
3.00%, 06/01/2030 275 288
3.00%, 06/01/2030 264 278
3.00%, 09/01/2030 500 525
3.00%, 09/01/2030 99 104
3.00%, 10/01/2030 282 296
3.00%, 02/01/2031 126 132
3.00%, 04/01/2032 1,160 1,222
3.00%, 05/01/2032 161 172
3.00%, 08/01/2032 260 277
3.00%, 01/01/2033 54 57
3.00%, 02/01/2033 1,122 1,175
3.00%, 08/01/2033 676 719
3.00%, 05/01/2034 142 151
3.00%, 05/01/2034 374 392
3.00%, 08/01/2034 517 545
3.00%, 10/01/2034 67 72
3.00%, 11/01/2034 186 198
3.00%, 12/01/2034 3,394 3,555
3.00%, 02/01/2035 175 187
3.00%, 02/01/2035 200 213
3.00%, 03/01/2035 89 94
3.00%, 04/01/2035 92 97
3.00%, 06/01/2035 208 221
3.00%, 07/01/2035 79 84
3.00%, 11/01/2035 119 126
3.00%, 07/01/2036 189 200
3.00%, 12/01/2036 551 583
3.00%, 12/01/2036 275 291
3.00%, 12/01/2036 401 425
3.00%, 02/01/2037 37 39
3.00%, 02/01/2037 231 244
3.00%, 04/01/2037 120 127
3.00%, 04/01/2037 146 154
3.00%, 07/01/2037 87 92
3.00%, 08/01/2037 142 150
3.00%, 09/01/2037 360 380
3.00%, 04/01/2042 200 212
3.00%, 09/01/2042 115 122
3.00%, 11/01/2042 706 747
3.00%, 12/01/2042 112 120
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 02/01/2043 $ 464 $ 491
3.00%, 02/01/2043 450 476
3.00%, 02/01/2043 756 801
3.00%, 04/01/2043 361 382
3.00%, 04/01/2043 369 390
3.00%, 04/01/2043 249 263
3.00%, 04/01/2043 475 502
3.00%, 04/01/2043 995 1,052
3.00%, 04/01/2043 622 657
3.00%, 04/01/2043 264 279
3.00%, 04/01/2043 387 409
3.00%, 04/01/2043 451 477
3.00%, 05/01/2043 54 57
3.00%, 05/01/2043 276 292
3.00%, 05/01/2043 504 533
3.00%, 05/01/2043 339 358
3.00%, 06/01/2043 482 509
3.00%, 06/01/2043 863 912
3.00%, 06/01/2043 352 372
3.00%, 06/01/2043 454 480
3.00%, 06/01/2043 642 678
3.00%, 07/01/2043 259 275
3.00%, 07/01/2043 169 178
3.00%, 07/01/2043 644 681
3.00%, 08/01/2043 791 837
3.00%, 08/01/2043 163 172
3.00%, 08/01/2043 268 283
3.00%, 08/01/2043 110 116
3.00%, 08/01/2043 510 539
3.00%, 08/01/2043 188 199
3.00%, 09/01/2043 659 700
3.00%, 09/01/2043 281 297
3.00%, 10/01/2043 125 132
3.00%, 10/01/2043 838 886
3.00%, 11/01/2043 102 108
3.00%, 11/01/2043 163 172
3.00%, 11/01/2043 246 260
3.00%, 01/01/2044 124 131
3.00%, 01/01/2045 579 612
3.00%, 05/01/2045 758 801
3.00%, 09/01/2045 138 146
3.00%, 10/01/2045 467 493
3.00%, 11/01/2045 276 292
3.00%, 11/01/2045 113 119
3.00%, 12/01/2045 654 691
3.00%, 01/01/2046 420 444
3.00%, 02/01/2046 530 560
3.00%, 02/01/2046 214 226
3.00%, 02/01/2046 775 818
3.00%, 04/01/2046 118 125
3.00%, 05/01/2046 429 453
3.00%, 05/01/2046 311 329
3.00%, 05/01/2046 111 118
3.00%, 06/01/2046 173 182
3.00%, 07/01/2046 770 808
3.00%, 08/01/2046 213 224
3.00%, 08/01/2046 769 811
3.00%, 09/01/2046 993 1,047
3.00%, 09/01/2046 389 410
3.00%, 09/01/2046 288 304
3.00%, 09/01/2046 984 1,038
3.00%, 10/01/2046 1,419 1,496
3.00%, 10/01/2046 161 170
3.00%, 11/01/2046 117 124
3.00%, 11/01/2046 795 841
3.00%, 11/01/2046 731 770
3.00%, 11/01/2046 771 812

Schedule of Investments
Bond Market Index Account
March 31, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 11/01/2046 $ 994 $ 1,049
3.00%, 11/01/2046 1,039 1,096
3.00%, 11/01/2046 182 192
3.00%, 12/01/2046 1,074 1,133
3.00%, 12/01/2046 2,051 2,163
3.00%, 01/01/2047 363 382
3.00%, 01/01/2047 1,133 1,193
3.00%, 02/01/2047 1,140 1,196
3.00%, 02/01/2047 833 876
3.00%, 02/01/2047 200 211
3.00%, 05/01/2047 402 424
3.00%, 11/01/2047 846 891
3.00%, 03/01/2048 946 996
3.00%, 04/01/2048 426 449
3.00%, 10/01/2048 105 110
3.00%, 10/01/2049 1,990 2,089
3.00%, 10/01/2049 9,905 10,408
3.00%, 11/01/2049 3,135 3,297
3.00%, 11/01/2049 979 1,026
3.00%, 11/01/2049 3,436 3,601
3.00%, 11/01/2049 1,790 1,879
3.00%, 04/01/2050
(l)
4,000 4,193
3.50%, 10/01/2025 192 202
3.50%, 11/01/2025 237 250
3.50%, 11/01/2025 102 107
3.50%, 01/01/2026 221 233
3.50%, 03/01/2026 209 220
3.50%, 12/01/2026 175 184
3.50%, 02/01/2027 111 117
3.50%, 11/01/2028 171 181
3.50%, 12/01/2028 93 98
3.50%, 03/01/2029 160 168
3.50%, 01/01/2031 8 8
3.50%, 04/01/2031 15 16
3.50%, 02/01/2032 83 88
3.50%, 04/01/2032 67 72
3.50%, 05/01/2032 146 156
3.50%, 06/01/2032 255 275
3.50%, 07/01/2032 93 100
3.50%, 09/01/2032 142 153
3.50%, 12/01/2032 3,237 3,431
3.50%, 09/01/2033 69 74
3.50%, 09/01/2033 194 204
3.50%, 10/01/2033 535 563
3.50%, 10/01/2033 144 155
3.50%, 11/01/2033 149 160
3.50%, 01/01/2034 104 112
3.50%, 06/01/2034 185 199
3.50%, 08/01/2034 48 52
3.50%, 11/01/2034 115 124
3.50%, 04/01/2035
(l)
1,000 1,052
3.50%, 12/01/2035 260 279
3.50%, 07/01/2036 279 297
3.50%, 02/01/2037 193 205
3.50%, 03/01/2037 239 257
3.50%, 05/01/2037 49 52
3.50%, 07/01/2037 113 121
3.50%, 10/01/2037 133 142
3.50%, 01/01/2038 349 372
3.50%, 01/01/2041 1,023 1,097
3.50%, 03/01/2041 1,374 1,473
3.50%, 10/01/2041 134 143
3.50%, 12/01/2041 417 448
3.50%, 12/01/2041 384 412
3.50%, 01/01/2042 145 156
3.50%, 03/01/2042 96 103
3.50%, 03/01/2042 147 158
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 03/01/2042 $ 315 $ 337
3.50%, 05/01/2042 104 112
3.50%, 05/01/2042 668 717
3.50%, 07/01/2042 93 100
3.50%, 07/01/2042 178 191
3.50%, 10/01/2042 753 808
3.50%, 04/01/2043 179 192
3.50%, 05/01/2043 447 480
3.50%, 05/01/2043 590 633
3.50%, 05/01/2043 215 231
3.50%, 06/01/2043 478 513
3.50%, 07/01/2043 729 782
3.50%, 07/01/2043 239 257
3.50%, 08/01/2043 547 587
3.50%, 08/01/2043 135 145
3.50%, 09/01/2043 175 187
3.50%, 12/01/2043 192 206
3.50%, 01/01/2044 1,508 1,619
3.50%, 02/01/2044 172 185
3.50%, 07/01/2044 1,047 1,123
3.50%, 10/01/2044 543 581
3.50%, 10/01/2044 209 224
3.50%, 11/01/2044 558 597
3.50%, 12/01/2044 502 536
3.50%, 12/01/2044 100 107
3.50%, 12/01/2044 478 510
3.50%, 01/01/2045 625 667
3.50%, 04/01/2045 574 612
3.50%, 05/01/2045 220 234
3.50%, 07/01/2045 550 586
3.50%, 07/01/2045 113 120
3.50%, 08/01/2045 657 700
3.50%, 08/01/2045 626 666
3.50%, 09/01/2045 693 738
3.50%, 09/01/2045 339 361
3.50%, 09/01/2045 632 673
3.50%, 11/01/2045 643 685
3.50%, 11/01/2045 276 294
3.50%, 11/01/2045 522 555
3.50%, 12/01/2045 622 663
3.50%, 12/01/2045 528 563
3.50%, 12/01/2045 934 994
3.50%, 01/01/2046 815 867
3.50%, 01/01/2046 1,102 1,173
3.50%, 02/01/2046 223 237
3.50%, 02/01/2046 474 505
3.50%, 03/01/2046 741 789
3.50%, 03/01/2046 707 751
3.50%, 03/01/2046 520 553
3.50%, 05/01/2046 860 914
3.50%, 06/01/2046 130 138
3.50%, 07/01/2046 633 672
3.50%, 09/01/2046 604 642
3.50%, 11/01/2046 983 1,047
3.50%, 12/01/2046 694 738
3.50%, 01/01/2047 1,315 1,394
3.50%, 02/01/2047 1,116 1,184
3.50%, 03/01/2047 116 123
3.50%, 08/01/2047 246 260
3.50%, 09/01/2047 355 376
3.50%, 11/01/2047 1,544 1,636
3.50%, 01/01/2048 1,374 1,455
3.50%, 02/01/2048 1,282 1,359
3.50%, 02/01/2048 190 202
3.50%, 03/01/2048 983 1,037
3.50%, 04/01/2048 615 652
3.50%, 10/01/2048 122 129

Schedule of Investments
Bond Market Index Account
March 31, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 10/01/2048 $ 169 $ 178
3.50%, 04/01/2049 2,087 2,212
3.50%, 06/01/2049 4,044 4,277
3.50%, 06/01/2049 1,379 1,461
3.50%, 06/01/2049 2,083 2,208
3.50%, 07/01/2049 6,705 7,084
3.50%, 07/01/2049 3,594 3,806
3.50%, 07/01/2049 4,093 4,332
3.50%, 08/01/2049 4,614 4,872
3.50%, 09/01/2049 3,115 3,320
3.50%, 11/01/2049 11,211 11,941
4.00%, 07/01/2025 154 162
4.00%, 04/01/2029 4 4
4.00%, 10/01/2030 11 13
4.00%, 12/01/2030 100 110
4.00%, 02/01/2031 33 37
4.00%, 03/01/2031 785 828
4.00%, 07/01/2031 21 23
4.00%, 10/01/2031 88 96
4.00%, 11/01/2031 20 22
4.00%, 12/01/2031 17 19
4.00%, 01/01/2032 26 28
4.00%, 09/01/2033 185 201
4.00%, 01/01/2036 196 214
4.00%, 02/01/2036 127 138
4.00%, 06/01/2036 107 117
4.00%, 01/01/2037 145 158
4.00%, 02/01/2037 372 404
4.00%, 07/01/2038 404 436
4.00%, 02/01/2039 115 124
4.00%, 10/01/2039 183 197
4.00%, 01/01/2041 350 379
4.00%, 02/01/2041 277 300
4.00%, 02/01/2041 98 106
4.00%, 09/01/2041 135 146
4.00%, 02/01/2043 128 139
4.00%, 12/01/2043 136 147
4.00%, 01/01/2044 391 424
4.00%, 06/01/2044 354 383
4.00%, 06/01/2044 223 241
4.00%, 07/01/2044 432 467
4.00%, 07/01/2044 335 363
4.00%, 09/01/2044 172 186
4.00%, 10/01/2044 245 265
4.00%, 10/01/2044 600 648
4.00%, 11/01/2044 265 287
4.00%, 12/01/2044 345 373
4.00%, 12/01/2044 67 72
4.00%, 01/01/2045 145 156
4.00%, 02/01/2045 158 170
4.00%, 02/01/2045 416 449
4.00%, 02/01/2045 238 258
4.00%, 07/01/2045 324 350
4.00%, 07/01/2045 254 274
4.00%, 09/01/2045 408 441
4.00%, 10/01/2045 129 139
4.00%, 10/01/2045 386 417
4.00%, 11/01/2045 153 164
4.00%, 11/01/2045 533 576
4.00%, 12/01/2045 247 267
4.00%, 12/01/2045 123 133
4.00%, 01/01/2046 440 476
4.00%, 02/01/2046 420 451
4.00%, 02/01/2046 119 129
4.00%, 03/01/2046 175 188
4.00%, 03/01/2046 95 102
4.00%, 04/01/2046 381 410
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 07/01/2046 $ 490 $ 525
4.00%, 04/01/2047 1,051 1,128
4.00%, 06/01/2047 987 1,056
4.00%, 08/01/2047 143 152
4.00%, 08/01/2047 1,059 1,136
4.00%, 08/01/2047 581 625
4.00%, 08/01/2047 934 1,002
4.00%, 09/01/2047 1,026 1,098
4.00%, 11/01/2047 1,971 2,108
4.00%, 01/01/2048 1,502 1,600
4.00%, 02/01/2048 724 776
4.00%, 03/01/2048 363 389
4.00%, 05/01/2048 3,740 4,016
4.00%, 06/01/2048 2,041 2,174
4.00%, 06/01/2048 740 791
4.00%, 07/01/2048 540 575
4.00%, 08/01/2048 331 354
4.00%, 08/01/2048 444 474
4.00%, 09/01/2048 974 1,038
4.00%, 09/01/2048 1,075 1,144
4.00%, 01/01/2049 6,605 7,139
4.00%, 01/01/2049 5,067 5,453
4.00%, 03/01/2049 691 741
4.00%, 04/01/2049 1,133 1,207
4.00%, 04/01/2049 1,140 1,214
4.00%, 07/01/2049 2,710 2,890
4.00%, 08/01/2049 2,723 2,899
4.00%, 10/01/2049 974 1,043
4.00%, 10/01/2049 2,736 2,928
4.00%, 11/01/2049 1,665 1,776
4.50%, 07/01/2029 2 2
4.50%, 02/01/2030 10 11
4.50%, 04/01/2030 3 4
4.50%, 08/01/2030 68 74
4.50%, 09/01/2030 55 60
4.50%, 01/01/2031 12 13
4.50%, 04/01/2031 6 7
4.50%, 05/01/2031 10 11
4.50%, 07/01/2031 44 48
4.50%, 08/01/2031 23 26
4.50%, 02/01/2035 102 112
4.50%, 08/01/2040 174 190
4.50%, 08/01/2040 91 100
4.50%, 06/01/2041 125 137
4.50%, 09/01/2041 185 202
4.50%, 09/01/2043 106 116
4.50%, 10/01/2043 241 263
4.50%, 01/01/2044 567 619
4.50%, 01/01/2044 441 481
4.50%, 02/01/2044 233 254
4.50%, 03/01/2044 143 156
4.50%, 03/01/2044 254 277
4.50%, 05/01/2044 101 111
4.50%, 05/01/2044 569 622
4.50%, 05/01/2044 164 179
4.50%, 06/01/2044 290 316
4.50%, 08/01/2044 209 228
4.50%, 08/01/2044 224 244
4.50%, 12/01/2044 323 354
4.50%, 04/01/2046 202 219
4.50%, 08/01/2046 210 229
4.50%, 01/01/2047 146 159
4.50%, 02/01/2047 130 142
4.50%, 02/01/2047 303 330
4.50%, 03/01/2047 205 222
4.50%, 10/01/2047 240 260
4.50%, 11/01/2047 445 482

Schedule of Investments
Bond Market Index Account
March 31, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 02/01/2048 $ 318 $ 343
4.50%, 04/01/2048 1,174 1,266
4.50%, 05/01/2048 669 722
4.50%, 08/01/2048 98 105
4.50%, 08/01/2048 202 217
4.50%, 10/01/2048 1,123 1,207
4.50%, 10/01/2048 2,387 2,567
4.50%, 04/01/2049 957 1,029
4.50%, 05/01/2049 5,508 5,930
4.50%, 07/01/2049 1,254 1,352
4.50%, 07/01/2049 2,134 2,298
4.50%, 09/01/2049 1,687 1,817
5.00%, 07/01/2024 3 4
5.00%, 04/01/2029 7 8
5.00%, 09/01/2029 96 104
5.00%, 03/01/2030 12 13
5.00%, 08/01/2030 16 17
5.00%, 07/01/2035 139 155
5.00%, 04/01/2037 180 198
5.00%, 01/01/2039 273 303
5.00%, 07/01/2039 116 129
5.00%, 07/01/2039 116 129
5.00%, 02/01/2041 246 272
5.00%, 02/01/2041 149 165
5.00%, 05/01/2042 337 373
5.00%, 03/01/2044 239 263
5.00%, 03/01/2044 164 178
5.00%, 05/01/2044 129 141
5.00%, 11/01/2044 222 244
5.00%, 04/01/2048 197 212
5.00%, 09/01/2048 2,276 2,454
5.00%, 05/01/2049 227 245
5.00%, 06/01/2049 1,459 1,573
5.00%, 07/01/2049 754 823
5.00%, 08/01/2049 897 975
5.50%, 01/01/2023 2 3
5.50%, 07/01/2023 3 3
5.50%, 08/01/2023 29 32
5.50%, 10/01/2023 37 40
5.50%, 11/01/2023 46 50
5.50%, 02/01/2026 45 49
5.50%, 03/01/2027 41 45
5.50%, 06/01/2028 4 4
5.50%, 09/01/2028 1 1
5.50%, 01/01/2029 3 3
5.50%, 01/01/2029 21 23
5.50%, 12/01/2029 17 19
5.50%, 11/01/2035 161 182
5.50%, 12/01/2036 92 104
5.50%, 03/01/2037 146 165
5.50%, 08/01/2037 123 140
5.50%, 08/01/2037 104 117
5.50%, 08/01/2037 98 111
5.50%, 05/01/2038 186 210
5.50%, 06/01/2038 96 108
6.00%, 05/01/2041 171 197
6.50%, 01/01/2038 94 109
$ 314,879
Government National Mortgage Association (GNMA) - 7.16%
2.50%, 03/20/2028 92 96
2.50%, 07/20/2028 91 94
2.50%, 03/20/2031 111 115
2.50%, 05/20/2032 145 150
2.50%, 07/20/2043 181 190
2.50%, 06/20/2045 113 118
2.50%, 12/20/2046 286 300
2.50%, 01/20/2047 454 478
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
2.50%, 04/01/2050 $ 3,000 $ 3,135
3.00%, 07/20/2030 193 202
3.00%, 01/20/2031 119 124
3.00%, 07/20/2032 165 173
3.00%, 01/20/2033 81 85
3.00%, 09/20/2042 1,234 1,324
3.00%, 10/15/2042 241 256
3.00%, 12/20/2042 348 374
3.00%, 01/20/2043 493 529
3.00%, 03/20/2043 209 223
3.00%, 03/20/2043 664 712
3.00%, 04/20/2043 866 929
3.00%, 06/15/2043 303 322
3.00%, 06/20/2043 189 203
3.00%, 07/15/2043 83 88
3.00%, 08/15/2043 190 202
3.00%, 08/15/2043 197 209
3.00%, 08/20/2043 89 96
3.00%, 09/20/2043 339 364
3.00%, 10/20/2043 172 185
3.00%, 11/20/2043 127 136
3.00%, 03/20/2044 244 262
3.00%, 08/20/2044 992 1,065
3.00%, 11/15/2044 260 277
3.00%, 11/20/2044 384 411
3.00%, 12/20/2044 450 483
3.00%, 02/15/2045 295 314
3.00%, 05/20/2045 399 428
3.00%, 07/15/2045 175 185
3.00%, 07/20/2045 2,992 3,212
3.00%, 08/15/2045 227 242
3.00%, 08/20/2045 872 936
3.00%, 10/20/2045 819 880
3.00%, 11/20/2045 472 507
3.00%, 12/20/2045 675 724
3.00%, 01/20/2046 173 185
3.00%, 02/20/2046 221 237
3.00%, 03/20/2046 1,137 1,219
3.00%, 04/20/2046 789 843
3.00%, 05/20/2046 699 750
3.00%, 06/20/2046 1,055 1,131
3.00%, 07/20/2046 3,153 3,379
3.00%, 08/20/2046 2,170 2,323
3.00%, 09/20/2046 1,253 1,342
3.00%, 10/20/2046 820 878
3.00%, 11/20/2046 360 385
3.00%, 11/20/2046 1,243 1,328
3.00%, 12/20/2046 1,496 1,598
3.00%, 01/20/2047 989 1,056
3.00%, 07/20/2047 51 55
3.00%, 10/20/2047 1,183 1,253
3.00%, 11/20/2047 569 606
3.00%, 12/20/2047 1,809 1,928
3.00%, 01/20/2048 790 842
3.00%, 02/20/2048 848 903
3.00%, 03/20/2048 800 852
3.00%, 04/01/2050 11,050 11,681
3.50%, 09/20/2028 125 131
3.50%, 04/20/2042 867 927
3.50%, 05/20/2042 902 965
3.50%, 06/20/2042 252 270
3.50%, 07/20/2042 1,006 1,076
3.50%, 10/20/2042 595 636
3.50%, 01/15/2043 313 335
3.50%, 01/20/2043 304 325
3.50%, 02/20/2043 930 995
3.50%, 03/20/2043 398 428
3.50%, 03/20/2043 881 942

Schedule of Investments
Bond Market Index Account
March 31, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 04/15/2043 $ 90 $ 98
3.50%, 04/20/2043 866 926
3.50%, 04/20/2043 619 662
3.50%, 07/20/2043 1,026 1,097
3.50%, 08/15/2043 98 106
3.50%, 08/20/2043 834 890
3.50%, 09/20/2043 545 581
3.50%, 07/20/2044 705 749
3.50%, 08/20/2044 740 787
3.50%, 09/20/2044 276 293
3.50%, 10/20/2044 296 316
3.50%, 11/20/2044 324 344
3.50%, 12/20/2044 362 385
3.50%, 02/20/2045 361 383
3.50%, 05/20/2045 496 527
3.50%, 06/20/2045 100 107
3.50%, 07/20/2045 726 772
3.50%, 08/20/2045 333 354
3.50%, 09/20/2045 181 192
3.50%, 10/20/2045 1,351 1,443
3.50%, 11/20/2045 1,093 1,162
3.50%, 12/20/2045 683 726
3.50%, 01/20/2046 1,753 1,864
3.50%, 02/20/2046 96 103
3.50%, 03/20/2046 1,159 1,232
3.50%, 04/20/2046 707 753
3.50%, 05/20/2046 977 1,038
3.50%, 06/20/2046 1,276 1,356
3.50%, 07/15/2046 90 96
3.50%, 07/20/2046 522 558
3.50%, 08/20/2046 814 865
3.50%, 09/20/2046 928 992
3.50%, 10/20/2046 1,096 1,174
3.50%, 11/20/2046 840 895
3.50%, 12/20/2046 877 932
3.50%, 01/20/2047 963 1,016
3.50%, 02/20/2047 597 634
3.50%, 03/20/2047 839 891
3.50%, 04/20/2047 2,046 2,157
3.50%, 05/20/2047 621 660
3.50%, 06/20/2047 973 1,025
3.50%, 07/20/2047 1,772 1,885
3.50%, 08/20/2047 2,792 2,967
3.50%, 09/20/2047 212 227
3.50%, 10/20/2047 710 754
3.50%, 11/20/2047 906 963
3.50%, 12/20/2047 1,045 1,104
3.50%, 01/20/2048 1,533 1,627
3.50%, 02/20/2048 232 246
3.50%, 07/20/2048 459 487
3.50%, 04/01/2050 6,500 6,851
4.00%, 08/15/2040 84 90
4.00%, 12/20/2040 37 40
4.00%, 08/15/2041 87 95
4.00%, 11/15/2041 110 119
4.00%, 03/15/2042 129 137
4.00%, 03/20/2042 173 189
4.00%, 04/20/2042 149 163
4.00%, 05/15/2042 350 376
4.00%, 10/20/2043 91 99
4.00%, 11/20/2043 209 228
4.00%, 02/20/2044 500 545
4.00%, 03/15/2044 193 210
4.00%, 05/20/2044 326 355
4.00%, 06/20/2044 241 263
4.00%, 07/20/2044 969 1,056
4.00%, 08/20/2044 683 745
4.00%, 09/20/2044 616 671
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.00%, 10/20/2044 $ 818 $ 892
4.00%, 11/20/2044 370 403
4.00%, 12/20/2044 650 709
4.00%, 01/20/2045 538 587
4.00%, 04/20/2045 349 381
4.00%, 05/15/2045 148 161
4.00%, 07/20/2045 144 157
4.00%, 08/20/2045 397 432
4.00%, 09/20/2045 575 626
4.00%, 10/20/2045 298 325
4.00%, 11/20/2045 107 117
4.00%, 12/15/2045 135 146
4.00%, 12/20/2045 266 290
4.00%, 01/20/2046 168 183
4.00%, 02/20/2046 243 264
4.00%, 04/20/2046 410 444
4.00%, 05/20/2046 204 221
4.00%, 07/20/2046 439 476
4.00%, 01/20/2047 912 974
4.00%, 02/20/2047 783 836
4.00%, 03/20/2047 757 812
4.00%, 05/20/2047 1,035 1,109
4.00%, 06/20/2047 1,029 1,107
4.00%, 07/20/2047 2,571 2,783
4.00%, 08/20/2047 118 127
4.00%, 09/20/2047 7,864 8,474
4.00%, 10/20/2047 570 609
4.50%, 02/15/2039 122 135
4.50%, 05/15/2039 108 119
4.50%, 11/15/2039 242 282
4.50%, 04/15/2040 321 355
4.50%, 01/20/2041 39 43
4.50%, 02/20/2041 39 43
4.50%, 03/20/2041 32 35
4.50%, 07/15/2041 152 167
4.50%, 05/20/2043 155 171
4.50%, 06/20/2043 139 153
4.50%, 10/20/2043 135 148
4.50%, 11/20/2043 439 480
4.50%, 03/20/2044 598 654
4.50%, 04/20/2044 27 29
4.50%, 05/20/2044 432 473
4.50%, 07/20/2044 224 245
4.50%, 12/20/2044 93 101
4.50%, 02/20/2045 241 263
4.50%, 03/20/2045 110 121
4.50%, 04/20/2045 136 149
4.50%, 06/20/2046 146 159
4.50%, 12/20/2046 408 445
4.50%, 02/20/2047 286 310
4.50%, 04/20/2047 226 245
4.50%, 06/15/2047 195 214
4.50%, 08/20/2047 502 542
4.50%, 10/20/2047 241 259
4.50%, 02/20/2048 4,244 4,566
4.50%, 05/20/2048 3,561 3,813
4.50%, 08/20/2048 874 927
4.50%, 10/20/2048 544 581
4.50%, 11/20/2048 851 903
4.50%, 12/20/2048 255 272
5.00%, 07/15/2035 96 106
5.00%, 04/15/2041 232 257
5.00%, 08/20/2041 87 96
5.00%, 04/20/2042 78 86
5.00%, 12/20/2042 219 242
5.00%, 07/20/2043 123 136
5.00%, 02/20/2044 127 141
5.00%, 03/20/2044 88 97

Schedule of Investments
Bond Market Index Account
March 31, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
5.00%, 12/20/2045 $ 114 $ 125
5.00%, 03/20/2048 174 188
5.00%, 06/20/2048 3,608 3,881
5.00%, 10/20/2048 287 306
5.50%, 01/15/2040 97 110
5.50%, 06/20/2040 68 76
5.50%, 01/20/2041 190 213
5.50%, 10/20/2042 86 96
5.50%, 09/20/2043 96 107
6.00%, 04/15/2035 10 11
$ 164,096
U.S. Treasury - 41.80%
0.50%, 03/15/2023 730 735
1.13%, 06/30/2021 11,300 11,444
1.13%, 07/31/2021 3,250 3,291
1.13%, 08/31/2021 4,050 4,104
1.13%, 09/30/2021 3,730 3,781
1.13%, 02/28/2022 1,485 1,510
1.13%, 02/28/2025 4,505 4,670
1.25%, 03/31/2021 8,040 8,130
1.25%, 10/31/2021 5,200 5,287
1.25%, 07/31/2023 5,000 5,155
1.25%, 08/31/2024 7,600 7,900
1.38%, 04/30/2021 7,510 7,610
1.38%, 05/31/2021 4,265 4,329
1.38%, 06/30/2023 4,050 4,190
1.38%, 08/31/2023 13,785 14,288
1.38%, 09/30/2023 2,220 2,302
1.38%, 08/31/2026 3,400 3,582
1.50%, 10/31/2021 5,050 5,153
1.50%, 01/31/2022 3,104 3,176
1.50%, 08/15/2022 850 875
1.50%, 02/28/2023 2,995 3,102
1.50%, 03/31/2023 3,340 3,461
1.50%, 09/30/2024 5,950 6,252
1.50%, 10/31/2024 1,000 1,052
1.50%, 11/30/2024 3,080 3,243
1.50%, 08/15/2026 10,725 11,386
1.50%, 02/15/2030 3,585 3,860
1.63%, 12/31/2021 4,000 4,098
1.63%, 08/15/2022 1,990 2,055
1.63%, 08/31/2022 3,960 4,090
1.63%, 11/15/2022 2,790 2,889
1.63%, 04/30/2023 3,000 3,122
1.63%, 02/15/2026 3,315 3,530
1.63%, 05/15/2026 3,345 3,570
1.63%, 09/30/2026 1,265 1,354
1.63%, 11/30/2026 1,500 1,607
1.63%, 08/15/2029 3,750 4,070
1.75%, 11/30/2021 3,975 4,077
1.75%, 02/28/2022 920 947
1.75%, 03/31/2022 4,435 4,571
1.75%, 04/30/2022 3,335 3,441
1.75%, 05/15/2022 3,430 3,542
1.75%, 05/31/2022 5,280 5,453
1.75%, 06/30/2022 3,860 3,993
1.75%, 07/15/2022 10,800 11,170
1.75%, 09/30/2022 1,640 1,701
1.75%, 01/31/2023 2,560 2,666
1.75%, 05/15/2023 2,517 2,630
1.75%, 06/30/2024 3,970 4,204
1.75%, 12/31/2024 5,620 5,984
1.75%, 11/15/2029 9,045 9,937
1.88%, 11/30/2021 3,107 3,194
1.88%, 01/31/2022 3,580 3,689
1.88%, 02/28/2022 3,000 3,095
1.88%, 03/31/2022 6,700 6,922
1.88%, 04/30/2022 3,640 3,765
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.88%, 05/31/2022 $ 1,200 $ 1,243
1.88%, 07/31/2022 3,640 3,779
1.88%, 08/31/2022 3,810 3,959
1.88%, 09/30/2022 4,005 4,167
1.88%, 10/31/2022 4,000 4,166
1.88%, 08/31/2024 4,000 4,264
1.88%, 07/31/2026 7,400 8,023
2.00%, 05/31/2021 3,800 3,882
2.00%, 08/31/2021 3,995 4,097
2.00%, 11/15/2021 11,310 11,644
2.00%, 12/31/2021 2,890 2,980
2.00%, 02/15/2022 1,545 1,597
2.00%, 07/31/2022 3,331 3,468
2.00%, 10/31/2022 4,050 4,231
2.00%, 11/30/2022 3,615 3,780
2.00%, 02/15/2023 4,597 4,824
2.00%, 04/30/2024 4,035 4,305
2.00%, 05/31/2024 6,765 7,227
2.00%, 06/30/2024 5,195 5,554
2.00%, 02/15/2025 8,570 9,235
2.00%, 08/15/2025 4,850 5,251
2.00%, 11/15/2026 1,690 1,851
2.00%, 02/15/2050 3,050 3,533
2.13%, 05/31/2021 3,000 3,070
2.13%, 06/30/2021 2,965 3,039
2.13%, 08/15/2021 3,140 3,225
2.13%, 09/30/2021 2,955 3,040
2.13%, 12/31/2021 3,105 3,208
2.13%, 05/15/2022 4,160 4,327
2.13%, 06/30/2022 4,365 4,553
2.13%, 12/31/2022 6,600 6,935
2.13%, 03/31/2024 10,250 10,977
2.13%, 07/31/2024 5,810 6,249
2.13%, 09/30/2024 4,770 5,145
2.13%, 11/30/2024 4,460 4,821
2.13%, 05/15/2025 8,950 9,724
2.13%, 05/31/2026 2,000 2,195
2.25%, 03/31/2021 5,340 5,453
2.25%, 04/30/2021 3,537 3,619
2.25%, 04/15/2022 4,315 4,493
2.25%, 12/31/2023 3,655 3,917
2.25%, 01/31/2024 1,475 1,583
2.25%, 04/30/2024 4,850 5,225
2.25%, 10/31/2024 3,336 3,621
2.25%, 11/15/2024 8,963 9,733
2.25%, 12/31/2024 3,000 3,264
2.25%, 11/15/2025 2,500 2,747
2.25%, 03/31/2026 5,000 5,519
2.25%, 02/15/2027 8,160 9,100
2.25%, 08/15/2027 5,535 6,210
2.25%, 11/15/2027 9,840 11,064
2.25%, 08/15/2046 4,870 5,879
2.25%, 08/15/2049 6,380 7,772
2.38%, 04/15/2021 3,600 3,683
2.38%, 03/15/2022 4,230 4,408
2.38%, 01/31/2023 4,235 4,486
2.38%, 02/29/2024 4,635 5,004
2.38%, 08/15/2024 4,595 4,997
2.38%, 04/30/2026 5,000 5,560
2.38%, 05/15/2027 15,430 17,406
2.38%, 05/15/2029 8,350 9,605
2.38%, 11/15/2049 7,905 9,849
2.50%, 01/15/2022 4,200 4,371
2.50%, 02/15/2022 4,295 4,478
2.50%, 03/31/2023 4,560 4,861
2.50%, 08/15/2023 13,632 14,643
2.50%, 01/31/2024 4,530 4,905
2.50%, 05/15/2024 3,066 3,336

Schedule of Investments
Bond Market Index Account
March 31, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.50%, 01/31/2025 $ 3,300 $ 3,635
2.50%, 02/15/2045 5,720 7,152
2.50%, 05/15/2046 4,425 5,583
2.63%, 05/15/2021 3,320 3,413
2.63%, 07/15/2021 9,320 9,617
2.63%, 12/15/2021 4,045 4,211
2.63%, 06/30/2023 4,360 4,687
2.63%, 03/31/2025 1,805 2,004
2.63%, 12/31/2025 5,000 5,611
2.63%, 02/15/2029 6,785 7,930
2.75%, 08/15/2021 3,645 3,774
2.75%, 09/15/2021 4,285 4,443
2.75%, 04/30/2023 4,205 4,523
2.75%, 07/31/2023 2,700 2,919
2.75%, 08/31/2023 3,000 3,248
2.75%, 11/15/2023 5,656 6,149
2.75%, 02/15/2024 5,336 5,832
2.75%, 02/28/2025 3,535 3,941
2.75%, 06/30/2025 1,280 1,435
2.75%, 02/15/2028 7,605 8,866
2.75%, 08/15/2042 1,591 2,054
2.75%, 11/15/2042 2,610 3,376
2.75%, 08/15/2047 4,280 5,671
2.88%, 10/15/2021 4,110 4,279
2.88%, 11/15/2021 3,235 3,375
2.88%, 10/31/2023 3,000 3,272
2.88%, 11/30/2023 4,535 4,958
2.88%, 04/30/2025 2,475 2,783
2.88%, 05/31/2025 4,120 4,639
2.88%, 07/31/2025 2,000 2,258
2.88%, 11/30/2025 3,435 3,897
2.88%, 05/15/2028 4,400 5,188
2.88%, 08/15/2028 5,140 6,078
2.88%, 05/15/2043 5,703 7,527
2.88%, 08/15/2045 4,255 5,701
2.88%, 05/15/2049 5,720 7,805
3.00%, 09/30/2025 820 933
3.00%, 10/31/2025 4,500 5,130
3.00%, 05/15/2042 1,200 1,611
3.00%, 11/15/2044 4,995 6,772
3.00%, 05/15/2045 4,260 5,803
3.00%, 11/15/2045 3,500 4,799
3.00%, 02/15/2047 4,540 6,290
3.00%, 05/15/2047 4,900 6,792
3.00%, 02/15/2048 4,050 5,623
3.00%, 08/15/2048 1,305 1,813
3.00%, 02/15/2049 4,115 5,733
3.13%, 05/15/2021 4,745 4,904
3.13%, 11/15/2028 4,855 5,861
3.13%, 11/15/2041 1,700 2,322
3.13%, 02/15/2042 1,300 1,778
3.13%, 02/15/2043 4,020 5,506
3.13%, 08/15/2044 4,060 5,604
3.13%, 05/15/2048 4,020 5,695
3.38%, 05/15/2044 3,425 4,899
3.38%, 11/15/2048 6,575 9,755
3.63%, 08/15/2043 3,570 5,270
3.63%, 02/15/2044 5,760 8,532
3.75%, 11/15/2043 5,400 8,130
3.88%, 08/15/2040 1,669 2,506
4.25%, 11/15/2040 2,060 3,240
4.38%, 05/15/2040 1,489 2,367
4.38%, 05/15/2041 1,660 2,663
4.50%, 02/15/2036
(d)
2,000 3,067
4.50%, 05/15/2038 710 1,124
4.50%, 08/15/2039 1,235 1,979
4.63%, 02/15/2040 1,100 1,799
4.75%, 02/15/2041 2,628 4,392
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
5.25%, 11/15/2028 $ 2,415 $ 3,355
5.25%, 02/15/2029 2,000 2,795
5.38%, 02/15/2031 3,616 5,372
6.00%, 02/15/2026 2,000 2,645
6.13%, 11/15/2027 2,225 3,153
6.13%, 08/15/2029 1,000 1,497
6.25%, 05/15/2030 1,500 2,314
6.38%, 08/15/2027 1,830 2,602
6.88%, 08/15/2025 1,000 1,341
8.00%, 11/15/2021 510 574
$ 957,767
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,547,005
Total Investments $ 2,334,930
Other Assets and Liabilities -  (1.89)% (43,242)
TOTAL NET ASSETS - 100.00% $ 2,291,688
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $10,733 or 0.47% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security or a portion of the security was on loan at the end of the period.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Non-income producing security
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $17,526 or 0.76% of net assets.
(i) Security purchased on a when-issued basis.
(j) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $1,041 or 0.05%
of net assets.
(k) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(l) Security was purchased in a "to-be-announced" ("TBA") transaction.  See
Notes to Financial Statements for additional information.

Schedule of Investments
Bond Market Index Account
March 31, 2020 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Government 45.87%
Mortgage Securities 27.67%
Financial 8.21%
Consumer, Non-cyclical 4.24%
Money Market Funds 2.58%
Communications 2.11%
Technology 1.81%
Energy 1.81%
Industrial 1.68%
Utilities 1.63%
Consumer, Cyclical 1.38%
Investment Companies 1.21%
Basic Materials 0.48%
Revenue Bonds 0.43%
Asset Backed Securities 0.40%
General Obligation Unlimited 0.30%
Insured 0.06%
General Obligation Limited 0.02%
Other Assets and Liabilities
(1.89)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales March 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 0.53% $ 81,892 $ 272,265 $ 299,180 $ 54,977
$ 81,892 $ 272,265 $ 299,180 $ 54,977
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 0.53% $ 238 $ — $ — $ —
$ 238 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Core Plus Bond Account
March 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5.88% Shares Held Value (000's)
Exchange-Traded Funds - 2.84%
iShares iBoxx $ Investment Grade Corporate
Bond ETF
56,000 $ 6,917
Money Market Funds - 3.04%
BlackRock Liquidity FedFund 0.36%
(a),(b)
920,326 920
Principal Government Money Market Fund
0.53%
(a),(c)
6,477,757 6,478
$ 7,398
TOTAL INVESTMENT COMPANIES $ 14,315
BONDS - 54.26%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1.56%
Air 2 US
8.63%, 10/01/2020
(d)
$ 1 $ —
Boeing Co/The
2.70%, 02/01/2027 540 495
2.80%, 03/01/2024 300 282
3.10%, 05/01/2026 190 175
3.20%, 03/01/2029 200 184
3.50%, 03/01/2039 65 59
3.63%, 03/01/2048 155 135
3.75%, 02/01/2050 175 160
3.90%, 05/01/2049 75 68
Bombardier Inc
6.13%, 01/15/2023
(d)
120 85
7.50%, 03/15/2025
(d)
30 21
7.88%, 04/15/2027
(d)
45 30
Lockheed Martin Corp
2.90%, 03/01/2025 360 365
4.09%, 09/15/2052 60 72
SSL Robotics LLC
9.75%, 12/31/2023
(d)
135 139
TransDigm Inc
6.25%, 03/15/2026
(d)
80 80
7.50%, 03/15/2027 140 135
Triumph Group Inc
5.25%, 06/01/2022 55 45
6.25%, 09/15/2024
(d)
20 18
7.75%, 08/15/2025
(e)
160 116
United Technologies Corp
3.95%, 08/16/2025 390 426
4.13%, 11/16/2028 230 252
4.45%, 11/16/2038 115 131
4.50%, 06/01/2042 205 237
4.63%, 11/16/2048 40 47
5.40%, 05/01/2035 40 49
$ 3,806
Agriculture - 0.92%
Altria Group Inc
4.00%, 01/31/2024 235 242
4.50%, 05/02/2043 5 5
5.80%, 02/14/2039 85 93
5.95%, 02/14/2049 35 40
BAT Capital Corp
2.29%, 08/14/2020 200 197
3 Month USD LIBOR + 0.59%
2.76%, 08/15/2022 395 388
3.22%, 08/15/2024 170 164
4.54%, 08/15/2047 120 109
JBS Investments II GmbH
7.00%, 01/15/2026
(d)
200 199
Reynolds American Inc
5.70%, 08/15/2035 165 177
5.85%, 08/15/2045 45 48
6.88%, 05/01/2020 580 582
$ 2,244
Airlines - 0.92%
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 521 530
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
American Airlines 2014-1 Class A Pass Through
Trust
3.70%, 04/01/2028 $ 120 $ 115
American Airlines 2015-1 Class A Pass Through
Trust
3.38%, 11/01/2028 23 22
American Airlines 2016-3 Class A Pass Through
Trust
3.25%, 04/15/2030 201 182
Continental Airlines 2007-1 Class A Pass Through
Trust
5.98%, 10/19/2023 91 93
Continental Airlines 2012-1 Class A Pass Through
Trust
4.15%, 10/11/2025 316 341
JetBlue 2019-1 Class AA Pass Through Trust
2.75%, 11/15/2033 135 118
United Airlines 2014-2 Class A Pass Through
Trust
3.75%, 03/03/2028 224 225
United Airlines 2018-1 Class A Pass Through
Trust
3.70%, 09/01/2031 191 183
United Airlines 2018-1 Class AA Pass Through
Trust
3.50%, 09/01/2031 187 181
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 160 144
US Airways 2013-1 Class A Pass Through Trust
3.95%, 05/15/2027 98 98
$ 2,232
Automobile Asset Backed Securities - 2.45%
Americredit Automobile Receivables Trust 2018-2
2.86%, 11/18/2021 75 75
AmeriCredit Automobile Receivables Trust
2020-1
2.02%, 03/20/2023 2,500 2,473
1.00 x 1 Month USD LIBOR + 0.35%
Carmax Auto Owner Trust 2018-4
0.90%, 02/15/2022 716 713
1.00 x 1 Month USD LIBOR + 0.20%
Ford Credit Auto Lease Trust 2019-B
2.28%, 02/15/2022 336 336
Mercedes-Benz Auto Lease Trust 2019-A
3.10%, 11/15/2021 325 327
Santander Retail Auto Lease Trust 2019-A
2.72%, 01/20/2022
(d)
781 781
World Omni Auto Receivables Trust
1.05%, 03/15/2021 1,025 1,024
World Omni Auto Receivables Trust 2019-A
3.02%, 04/15/2022 234 234
$ 5,963
Automobile Floor Plan Asset Backed Securities - 0.98%
GMF Floorplan Owner Revolving Trust
1.02%, 09/15/2022
(d)
2,500 2,393
1.00 x 1 Month USD LIBOR + 0.32%
Automobile Manufacturers - 0.54%
Daimler Finance North America LLC
2.70%, 08/03/2020
(d)
450 448
General Motors Co
6.25%, 10/02/2043 120 95
6.60%, 04/01/2036 275 239
General Motors Financial Co Inc
3.45%, 01/14/2022 365 341
Navistar International Corp
6.63%, 11/01/2025
(d)
175 146

Schedule of Investments
Core Plus Bond Account
March 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Toyota Motor Credit Corp
2.90%, 03/30/2023
(f)
$ 50 $ 50
$ 1,319
Banks - 6.93%
ANZ New Zealand Int'l Ltd/London
2.55%, 02/13/2030
(d),(e)
300 291
Banco de Credito del Peru
2.70%, 01/11/2025
(d)
100 91
Banco Internacional del Peru SAA Interbank
3.25%, 10/04/2026
(d)
150 133
Bancolombia SA
3.00%, 01/29/2025 200 179
Bank of America Corp
2.88%, 10/22/2030
(g)
305 305
3 Month USD LIBOR + 1.19%
3.19%, 07/23/2030
(g)
165 168
3 Month USD LIBOR + 1.18%
3.46%, 03/15/2025
(g)
135 139
3 Month USD LIBOR + 0.97%
3.50%, 05/17/2022
(g)
100 101
3 Month USD LIBOR + 0.63%
4.10%, 07/24/2023 180 192
4.20%, 08/26/2024 700 745
4.25%, 10/22/2026 150 159
4.30%, 12/31/2099
(g),(h)
175 151
3 Month USD LIBOR + 2.66%
Barclays PLC
7.75%, 12/31/2049
(g),(h)
200 175
USD Swap Semi-Annual 5 Year + 4.84%
BNP Paribas SA
4.50%, 12/31/2049
(d),(g),(h)
310 239
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
CIT Group Inc
4.13%, 03/09/2021 50 49
5.00%, 08/15/2022 120 116
5.80%, 12/31/2049
(e),(g),(h)
95 83
3 Month USD LIBOR + 3.97%
Citigroup Inc
3.52%, 10/27/2028
(g)
60 60
3 Month USD LIBOR + 1.15%
4.65%, 07/23/2048 105 126
4.70%, 12/31/2049
(g),(h)
75 64
United States Secured Overnight Financing
Rate + 3.23%
Cooperatieve Rabobank UA
3.95%, 11/09/2022 300 303
Credit Suisse Group AG
5.10%, 12/31/2049
(d),(g),(h)
200 155
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%
Danske Bank A/S
3.00%, 09/20/2022
(d),(g)
400 398
3 Month USD LIBOR + 1.25%
DBS Group Holdings Ltd
4.52%, 12/11/2028
(d),(g)
315 328
USD Swap Rate NY 5 Year + 1.59%
First Republic Bank/CA
2.50%, 06/06/2022 250 241
4.63%, 02/13/2047 500 541
Goldman Sachs Group Inc/The
3.63%, 02/20/2024 275 287
3.85%, 01/26/2027 160 165
5.75%, 01/24/2022 740 784
6.75%, 10/01/2037 300 397
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC
2.63%, 11/07/2025
(g)
$ 335 $ 325
3 Month USD LIBOR + 1.14%
4.25%, 03/14/2024 435 446
JPMorgan Chase & Co
3.21%, 04/01/2023
(g)
175 178
3 Month USD LIBOR + 0.70%
3.96%, 11/15/2048
(g)
20 23
3 Month USD LIBOR + 1.38%
4.35%, 08/15/2021 275 282
4.60%, 12/31/2049
(g),(h)
765 670
United States Secured Overnight Financing
Rate + 3.13%
4.95%, 06/01/2045 100 125
5.50%, 10/15/2040 260 340
Morgan Stanley
3.62%, 04/01/2031
(g)
170 178
United States Secured Overnight Financing
Rate + 3.12%
5.00%, 11/24/2025 210 230
5.55%, 12/31/2049
(g),(h)
565 492
3 Month USD LIBOR + 3.81%
5.75%, 01/25/2021 100 103
6.38%, 07/24/2042 120 167
Popular Inc
6.13%, 09/14/2023 65 60
Royal Bank of Scotland Group PLC
4.27%, 03/22/2025
(g)
200 208
3 Month USD LIBOR + 1.76%
5.13%, 05/28/2024 890 911
7.50%, 12/31/2049
(g),(h)
425 390
USD Swap Semi-Annual 5 Year + 5.80%
Santander UK PLC
5.00%, 11/07/2023
(d)
287 289
Skandinaviska Enskilda Banken AB
5.75%, 12/31/2049
(g),(h)
485 482
USD Swap Semi-Annual 5 Year + 3.85%
Standard Chartered PLC
2.82%, 01/30/2026
(d),(g)
235 223
3 Month USD LIBOR + 1.21%
Svenska Handelsbanken AB
3.90%, 11/20/2023 345 358
Synchrony Bank
3.00%, 06/15/2022 1,125 1,117
UBS Group AG
6.88%, 12/31/2049
(g),(h)
440 429
USD Swap Rate NY 5 Year + 5.50%
US Bancorp
3.00%, 07/30/2029 175 174
Wells Fargo & Co
3.75%, 01/24/2024 335 354
4.40%, 06/14/2046 170 183
Westpac Banking Corp
4.11%, 07/24/2034
(g)
85 82
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 65 63
Zions Bancorp NA
3.50%, 08/27/2021 825 824
$ 16,871
Beverages - 0.66%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 115 120
4.90%, 02/01/2046 565 615
Anheuser-Busch InBev Finance Inc
3.70%, 02/01/2024 190 197

Schedule of Investments
Core Plus Bond Account
March 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Anheuser-Busch InBev Worldwide Inc
2.50%, 07/15/2022 $ 27 $ 27
4.75%, 04/15/2058 70 72
5.45%, 01/23/2039 225 259
Constellation Brands Inc
2.65%, 11/07/2022 255 244
4.40%, 11/15/2025 70 71
$ 1,605
Biotechnology - 0.13%
Amgen Inc
2.20%, 05/11/2020 315 315
Building Materials - 0.27%
BMC East LLC
5.50%, 10/01/2024
(d)
100 96
Builders FirstSource Inc
5.00%, 03/01/2030
(d),(e)
65 59
6.75%, 06/01/2027
(d)
85 83
Carrier Global Corp
2.24%, 02/15/2025
(d)
155 151
2.49%, 02/15/2027
(d)
115 110
Martin Marietta Materials Inc
2.50%, 03/15/2030 115 104
Norbord Inc
5.75%, 07/15/2027
(d)
65 59
$ 662
Chemicals - 0.64%
Alpek SAB de CV
4.25%, 09/18/2029
(d)
200 163
Aruba Investments Inc
8.75%, 02/15/2023
(d)
203 197
Blue Cube Spinco LLC
9.75%, 10/15/2023 70 73
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(d)
200 156
CF Industries Inc
4.95%, 06/01/2043 135 128
Consolidated Energy Finance SA
6.50%, 05/15/2026
(d)
165 139
6.88%, 06/15/2025
(d)
150 130
DuPont de Nemours Inc
5.32%, 11/15/2038 165 185
5.42%, 11/15/2048 105 115
NOVA Chemicals Corp
5.25%, 08/01/2023
(d)
55 48
SABIC Capital II BV
4.00%, 10/10/2023
(d)
200 198
Valvoline Inc
4.25%, 02/15/2030
(d)
30 28
$ 1,560
Commercial Mortgage Backed Securities - 4.38%
BANK 2017-BNK9
4.03%, 11/15/2054
(i)
500 474
BBCMS MORTGAGE TRUST 2017-C1
3.67%, 02/15/2050 500 530
Benchmark 2019-B15 Mortgage Trust
3.56%, 12/15/2072 250 226
Citigroup Commercial Mortgage Trust
2015-GC27
3.57%, 02/10/2048 900 901
Citigroup Commercial Mortgage Trust
2015-GC29
4.18%, 04/10/2048
(i)
500 423
Citigroup Commercial Mortgage Trust
2016-GC37
3.58%, 04/10/2049 350 350
COMM 2013-CCRE11 Mortgage Trust
0.93%, 08/10/2050
(i),(j)
5,958 165
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
COMM 2013-CCRE8 Mortgage Trust
3.95%, 06/10/2046
(d),(i)
$ 350 $ 346
COMM 2015-PC1 Mortgage Trust
4.29%, 07/10/2050
(i)
250 258
Credit Suisse Commercial Mortgage Trust Series
2006-C5
0.68%, 12/15/2039
(i),(j)
130 1
DBUBS 2011-LC2 Mortgage Trust
4.54%, 07/10/2044
(d)
749 760
GS Mortgage Securities Trust 2011-GC5
1.33%, 08/10/2044
(d),(i),(j)
9,117 110
GS Mortgage Securities Trust 2012-GCJ7
2.17%, 05/10/2045
(i),(j)
1,636 42
GS Mortgage Securities Trust 2013-GC16
1.03%, 11/10/2046
(i),(j)
1,914 59
GS Mortgage Securities Trust 2013-GCJ12
3.78%, 06/10/2046
(i)
250 244
GS Mortgage Securities Trust 2014-GC26
0.97%, 11/10/2047
(i),(j)
4,205 153
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 375 396
GS Mortgage Securities Trust 2015-GS1
3.73%, 11/10/2048 1,000 1,074
GS Mortgage Securities Trust 2019-GC39
3.57%, 05/10/2052 300 314
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
5.42%, 08/15/2046
(d),(i)
350 338
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9
1.50%, 12/15/2047
(i),(j)
1,804 57
JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16
0.93%, 12/15/2046
(i),(j)
7,989 220
JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3
3.14%, 08/15/2049 500 492
JPMBB Commercial Mortgage Securities Trust
2014-C24
4.41%, 11/15/2047
(i)
500 433
LB-UBS Commercial Mortgage Trust 2007-C1
0.08%, 02/15/2040
(i),(j)
397 —
Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5
1.43%, 08/15/2045
(d),(i),(j)
3,156 80
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14
1.00%, 02/15/2047
(i),(j)
5,870 139
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
1.00%, 06/15/2047
(i),(j)
3,502 107
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C30
3.18%, 09/15/2049 500 487
MSBAM Commercial Mortgage Securities Trust
2012-CKSV
1.06%, 10/15/2030
(d),(i),(j)
3,514 73
UBS Commercial Mortgage Trust 2012-C1
3.40%, 05/10/2045 136 137
UBS-Barclays Commercial Mortgage Trust
2012-C4
1.62%, 12/10/2045
(d),(i),(j)
1,193 38
3.32%, 12/10/2045
(d)
500 500
Wells Fargo Commercial Mortgage Trust
2015-NXS1
3.66%, 05/15/2048
(i)
700 668

Schedule of Investments
Core Plus Bond Account
March 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
WFRBS Commercial Mortgage Trust 2013-C12
1.21%, 03/15/2048
(d),(i),(j)
$ 2,418 $ 66
$ 10,661
Commercial Services - 0.65%
ADT Security Corp/The
6.25%, 10/15/2021 45 44
Ahern Rentals Inc
7.38%, 05/15/2023
(d)
145 83
DP World PLC
6.85%, 07/02/2037 100 94
Garda World Security Corp
9.50%, 11/01/2027
(d)
126 112
Global Payments Inc
2.65%, 02/15/2025 180 177
PayPal Holdings Inc
2.20%, 09/26/2022 265 264
2.65%, 10/01/2026 240 235
Prime Security Services Borrower LLC / Prime
Finance Inc
6.25%, 01/15/2028
(d)
110 95
Refinitiv US Holdings Inc
6.25%, 05/15/2026
(d)
95 98
8.25%, 11/15/2026
(d)
60 63
Tms International Holding Corp
7.25%, 08/15/2025
(d)
195 175
United Rentals North America Inc
4.63%, 10/15/2025 75 72
4.88%, 01/15/2028 75 73
$ 1,585
Computers - 0.71%
Apple Inc
2.75%, 01/13/2025 220 232
2.85%, 05/11/2024 365 388
Dell International LLC / EMC Corp
4.42%, 06/15/2021
(d)
365 365
4.90%, 10/01/2026
(d)
370 364
7.13%, 06/15/2024
(d)
235 243
8.35%, 07/15/2046
(d)
125 148
$ 1,740
Credit Card Asset Backed Securities - 0.50%
Chase Issuance Trust
0.90%, 04/17/2023 1,238 1,228
1.00 x 1 Month USD LIBOR + 0.20%
Distribution & Wholesale - 0.08%
American Builders & Contractors Supply Co Inc
4.00%, 01/15/2028
(d)
90 82
5.88%, 05/15/2026
(d)
105 100
$ 182
Diversified Financial Services - 1.33%
Ally Financial Inc
4.25%, 04/15/2021 30 30
Blackstone Holdings Finance Co LLC
2.50%, 01/10/2030
(d)
95 86
3.50%, 09/10/2049
(d)
50 45
Brookfield Finance Inc
4.00%, 04/01/2024 870 866
4.85%, 03/29/2029 100 106
Brookfield Finance LLC
3.45%, 04/15/2050 385 308
Credit Acceptance Corp
5.13%, 12/31/2024
(d)
30 27
6.63%, 03/15/2026 285 271
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 200 213
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%, 09/15/2024
(d),(i),(k)
100 64
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
ILFC E-Capital Trust II
3.57%, 12/21/2065
(d),(i)
$ 100 $ 40
Navient Corp
5.00%, 03/15/2027 50 43
6.13%, 03/25/2024 105 97
6.63%, 07/26/2021 165 169
6.75%, 06/15/2026 140 129
Nuveen Finance LLC
4.13%, 11/01/2024
(d)
290 277
Springleaf Finance Corp
5.63%, 03/15/2023 75 72
6.63%, 01/15/2028 130 123
6.88%, 03/15/2025 175 176
Visa Inc
1.90%, 04/15/2027
(f),(l)
100 100
$ 3,242
Electric - 2.89%
Alabama Power Co
3.45%, 10/01/2049 160 163
Centrais Eletricas Brasileiras SA
3.63%, 02/04/2025
(d)
200 178
CMS Energy Corp
3.00%, 05/15/2026 75 73
4.70%, 03/31/2043 120 130
Commonwealth Edison Co
4.00%, 03/01/2049 225 250
Dominion Energy Inc
2.58%, 07/01/2020 900 899
3.90%, 10/01/2025 100 103
4.25%, 06/01/2028 85 89
DTE Electric Co
3.95%, 03/01/2049 60 65
DTE Energy Co
3.40%, 06/15/2029 280 280
Duke Energy Florida LLC
3.80%, 07/15/2028 220 237
Edison International
4.95%, 04/15/2025
(f),(l)
55 55
Enel Chile SA
4.88%, 06/12/2028 105 102
Evergy Inc
2.90%, 09/15/2029 245 232
Exelon Corp
3.50%, 06/01/2022 215 208
FirstEnergy Corp
3.40%, 03/01/2050 250 236
Fortis Inc/Canada
3.06%, 10/04/2026 103 99
Georgia Power Co
3.70%, 01/30/2050 50 52
4.30%, 03/15/2043 80 84
Indiantown Cogeneration LP
9.77%, 12/15/2020 21 21
MidAmerican Energy Co
3.15%, 04/15/2050 120 122
National Rural Utilities Cooperative Finance Corp
2.40%, 04/25/2022 180 176
4.75%, 04/30/2043
(g)
125 124
3 Month USD LIBOR + 2.91%
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029 145 140
3.50%, 04/01/2029 300 310
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(d)
145 141
NRG Energy Inc
5.25%, 06/15/2029
(d)
80 82
6.63%, 01/15/2027 110 114
7.25%, 05/15/2026 85 89

Schedule of Investments
Core Plus Bond Account
March 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Perusahaan Listrik Negara PT
3.88%, 07/17/2029
(d)
$ 200 $ 186
PPL Electric Utilities Corp
3.95%, 06/01/2047 85 90
4.75%, 07/15/2043 90 106
PPL WEM Ltd / Western Power Distribution PLC
5.38%, 05/01/2021
(d)
735 750
Public Service Co of Colorado
4.05%, 09/15/2049 55 62
Southern California Edison Co
4.20%, 03/01/2029 135 143
4.88%, 03/01/2049 150 173
Southern Co/The
5.50%, 03/15/2057
(g)
50 47
3 Month USD LIBOR + 3.63%
Tucson Electric Power Co
4.85%, 12/01/2048 25 28
Virginia Electric & Power Co
3.80%, 04/01/2028 180 191
4.60%, 12/01/2048 60 68
Vistra Operations Co LLC
5.50%, 09/01/2026
(d)
100 103
5.63%, 02/15/2027
(d)
55 57
Xcel Energy Inc
2.60%, 12/01/2029 205 193
$ 7,051
Electrical Components & Equipment - 0.05%
Energizer Holdings Inc
5.50%, 06/15/2025
(d)
65 63
6.38%, 07/15/2026
(d)
50 51
$ 114
Electronics - 0.08%
Sensata Technologies BV
5.00%, 10/01/2025
(d)
155 147
Sensata Technologies Inc
4.38%, 02/15/2030
(d)
55 49
$ 196
Engineering & Construction - 0.02%
MasTec Inc
4.88%, 03/15/2023 60 55
Entertainment - 0.27%
Boyne USA Inc
7.25%, 05/01/2025
(d)
45 43
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(d)
100 72
CCM Merger Inc
6.00%, 03/15/2022
(d)
145 119
Eldorado Resorts Inc
6.00%, 04/01/2025 35 31
6.00%, 09/15/2026 185 167
Enterprise Development Authority/The
12.00%, 07/15/2024
(d)
140 122
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp
5.13%, 10/01/2029
(d)
100 91
$ 645
Environmental Control - 0.45%
Republic Services Inc
2.30%, 03/01/2030 140 133
2.50%, 08/15/2024 155 156
3.55%, 06/01/2022 100 102
Waste Connections Inc
2.60%, 02/01/2030 135 128
4.25%, 12/01/2028 300 320
Waste Management Inc
3.20%, 06/15/2026 255 265
$ 1,104
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food - 0.87%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
4.63%, 01/15/2027
(d)
$ 115 $ 114
5.75%, 03/15/2025 70 71
5.88%, 02/15/2028
(d)
90 92
6.63%, 06/15/2024 105 107
Gruma SAB de CV
4.88%, 12/01/2024
(d)
350 344
Ingles Markets Inc
5.75%, 06/15/2023 113 112
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025
(d)
160 162
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
6.50%, 04/15/2029
(d)
45 48
Kraft Heinz Foods Co
3.50%, 06/06/2022 220 219
4.38%, 06/01/2046 125 113
McCormick & Co Inc/MD
3.15%, 08/15/2024 225 223
Post Holdings Inc
4.63%, 04/15/2030
(d)
30 29
5.00%, 08/15/2026
(d)
225 232
TreeHouse Foods Inc
4.88%, 03/15/2022 40 40
Want Want China Finance Ltd
2.88%, 04/27/2022 200 203
$ 2,109
Gas - 0.24%
Dominion Energy Gas Holdings LLC
3.00%, 11/15/2029 115 106
Piedmont Natural Gas Co Inc
3.50%, 06/01/2029 180 182
Southern California Gas Co
2.55%, 02/01/2030 130 130
Southern Co Gas Capital Corp
4.40%, 05/30/2047 165 163
$ 581
Healthcare - Products - 0.44%
Abbott Laboratories
4.90%, 11/30/2046 185 252
Boston Scientific Corp
3.45%, 03/01/2024 290 297
4.00%, 03/01/2029 45 48
4.70%, 03/01/2049 295 337
Medtronic Inc
4.38%, 03/15/2035 106 131
$ 1,065
Healthcare - Services - 0.68%
Centene Corp
3.38%, 02/15/2030
(d)
265 246
4.25%, 12/15/2027
(d)
20 20
4.63%, 12/15/2029
(d)
70 70
4.75%, 05/15/2022 155 156
5.25%, 04/01/2025
(d)
200 201
5.38%, 06/01/2026
(d)
100 103
HCA Inc
5.88%, 05/01/2023 150 156
5.88%, 02/01/2029 275 291
Tenet Healthcare Corp
4.63%, 07/15/2024 95 91
4.63%, 09/01/2024
(d)
80 77
5.13%, 11/01/2027
(d)
105 100
UnitedHealth Group Inc
3.50%, 08/15/2039 140 151
$ 1,662

Schedule of Investments
Core Plus Bond Account
March 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders - 0.26%
Forestar Group Inc
5.00%, 03/01/2028
(d),(e)
$ 5 $ 4
8.00%, 04/15/2024
(d)
260 263
KB Home
7.63%, 05/15/2023 55 55
Lennar Corp
4.88%, 12/15/2023 80 79
LGI Homes Inc
6.88%, 07/15/2026
(d)
200 174
TRI Pointe Group Inc
4.88%, 07/01/2021 30 28
Williams Scotsman International Inc
7.88%, 12/15/2022
(d)
25 24
$ 627
Home Equity Asset Backed Securities - 0.07%
Saxon Asset Securities Trust 2004-1
2.41%, 03/25/2035 121 68
1.00 x 1 Month USD LIBOR + 1.70%
Specialty Underwriting & Residential Finance
Trust Series 2004-BC1
1.71%, 02/25/2035 123 104
1.00 x 1 Month USD LIBOR + 0.77%
$ 172
Insurance - 1.62%
Acrisure LLC / Acrisure Finance Inc
8.13%, 02/15/2024
(d)
95 92
American International Group Inc
3.90%, 04/01/2026 400 412
4.50%, 07/16/2044 420 426
Arch Capital Finance LLC
4.01%, 12/15/2026 125 126
5.03%, 12/15/2046 125 146
Markel Corp
3.35%, 09/17/2029 305 288
4.30%, 11/01/2047 95 87
PartnerRe Finance B LLC
3.70%, 07/02/2029 285 321
Progressive Corp/The
3.95%, 03/26/2050 80 93
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(d),(g)
200 204
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Voya Financial Inc
5.65%, 05/15/2053
(g)
360 326
3 Month USD LIBOR + 3.58%
6.13%, 12/31/2049
(g),(h)
50 45
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
XLIT Ltd
4.45%, 03/31/2025 885 914
5.50%, 03/31/2045 450 474
$ 3,954
Internet - 0.28%
Alibaba Group Holding Ltd
3.40%, 12/06/2027 200 210
Baidu Inc
4.38%, 05/14/2024 200 211
Netflix Inc
4.38%, 11/15/2026 200 203
NortonLifeLock Inc
3.95%, 06/15/2022 65 65
$ 689
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Investment Companies - 0.14%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 $ 50 $ 46
5.25%, 05/15/2027 105 97
6.25%, 02/01/2022 60 60
6.25%, 05/15/2026 80 76
6.38%, 12/15/2025 65 61
$ 340
Iron & Steel - 0.10%
Cleveland-Cliffs Inc
4.88%, 01/15/2024
(d)
55 50
6.38%, 10/15/2025
(d),(e)
25 19
Steel Dynamics Inc
3.45%, 04/15/2030 100 90
Vale Overseas Ltd
6.25%, 08/10/2026 50 54
6.88%, 11/21/2036 26 29
$ 242
Leisure Products & Services - 0.01%
NCL Corp Ltd
3.63%, 12/15/2024
(d)
40 25
Lodging - 0.02%
MGM Resorts International
6.00%, 03/15/2023 60 58
Machinery - Diversified - 0.07%
Cloud Crane LLC
10.13%, 08/01/2024
(d)
230 181
Media - 2.75%
Altice Financing SA
7.50%, 05/15/2026
(d)
200 194
AMC Networks Inc
4.75%, 12/15/2022 37 36
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(d)
157 154
5.13%, 05/01/2023
(d)
130 131
5.50%, 05/01/2026
(d)
250 254
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.58%, 07/23/2020 305 304
4.46%, 07/23/2022 320 332
4.80%, 03/01/2050 135 140
4.91%, 07/23/2025 215 228
6.48%, 10/23/2045 120 145
Comcast Corp
3.95%, 10/15/2025 200 217
3.97%, 11/01/2047 210 239
4.60%, 10/15/2038 280 343
4.60%, 08/15/2045 160 204
6.45%, 03/15/2037 200 286
CSC Holdings LLC
6.50%, 02/01/2029
(d)
208 224
6.75%, 11/15/2021 40 41
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
(d)
50 41
DISH DBS Corp
5.13%, 05/01/2020 70 69
5.88%, 07/15/2022 100 97
Fox Corp
3.05%, 04/07/2025
(f),(l)
100 100
5.48%, 01/25/2039
(d)
95 110
5.58%, 01/25/2049
(d)
90 108
Meredith Corp
6.88%, 02/01/2026 200 175
NBCUniversal Media LLC
4.45%, 01/15/2043 145 183
Radiate Holdco LLC / Radiate Finance Inc
6.63%, 02/15/2025
(d)
35 30

Schedule of Investments
Core Plus Bond Account
March 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Time Warner Cable LLC
4.00%, 09/01/2021 $ 225 $ 225
5.88%, 11/15/2040 135 142
6.55%, 05/01/2037 100 112
UPC Holding BV
5.50%, 01/15/2028
(d)
300 282
ViacomCBS Inc
4.25%, 09/01/2023 510 520
4.38%, 03/15/2043 105 93
4.75%, 05/15/2025
(f)
350 352
Virgin Media Finance PLC
6.00%, 10/15/2024
(d)
200 193
Walt Disney Co/The
5.40%, 10/01/2043 80 107
Ziggo Bond Co BV
6.00%, 01/15/2027
(d)
150 146
Ziggo BV
5.50%, 01/15/2027
(d)
150 150
$ 6,707
Metal Fabrication & Hardware - 0.04%
Advanced Drainage Systems Inc
5.00%, 09/30/2027
(d)
65 58
Park-Ohio Industries Inc
6.63%, 04/15/2027 60 47
$ 105
Mining - 0.77%
First Quantum Minerals Ltd
7.25%, 04/01/2023
(d)
200 168
7.50%, 04/01/2025
(d)
200 166
FMG Resources August 2006 Pty Ltd
4.75%, 05/15/2022
(d)
125 125
Freeport-McMoRan Inc
4.25%, 03/01/2030 75 65
Glencore Funding LLC
3.00%, 10/27/2022
(d)
400 366
Hudbay Minerals Inc
7.25%, 01/15/2023
(d)
70 61
7.63%, 01/15/2025
(d)
130 113
IAMGOLD Corp
7.00%, 04/15/2025
(d)
135 126
Newmont Corp
2.25%, 10/01/2030 255 237
Novelis Corp
4.75%, 01/30/2030
(d)
165 147
Taseko Mines Ltd
8.75%, 06/15/2022
(d)
115 52
Teck Resources Ltd
6.13%, 10/01/2035 180 165
6.25%, 07/15/2041 85 73
$ 1,864
Miscellaneous Manufacturers - 0.41%
General Electric Co
2.70%, 10/09/2022 370 359
5.55%, 01/05/2026 180 192
5.88%, 01/14/2038 220 253
6.88%, 01/10/2039 75 93
Parker-Hannifin Corp
2.70%, 06/14/2024 100 100
$ 997
Mortgage Backed Securities - 3.91%
Fannie Mae REMIC Trust 2005-W2
1.15%, 05/25/2035 31 31
1.00 x 1 Month USD LIBOR + 0.20%
Fannie Mae REMICS
2.25%, 07/25/2040 74 76
3.00%, 04/25/2022
(j)
154 3
3.00%, 04/25/2027
(j)
195 12
3.50%, 11/25/2027
(j)
133 9
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS   (continued)
3.50%, 07/25/2028
(j)
$ 257 $ 17
3.50%, 03/25/2031
(j)
282 13
5.05%, 10/25/2046
(j)
1,015 201
(1.00) x 1 Month USD LIBOR + 6.00%
5.15%, 02/25/2043
(j)
291 59
(1.00) x 1 Month USD LIBOR + 6.10%
5.15%, 09/25/2046
(j)
268 55
(1.00) x 1 Month USD LIBOR + 6.10%
5.55%, 03/25/2022
(j)
13 1
(1.00) x 1 Month USD LIBOR + 6.50%
Freddie Mac REMICS
1.15%, 05/15/2049 1,912 1,899
1.00 x 1 Month USD LIBOR + 0.45%
3.00%, 09/15/2025
(j)
27 —
3.00%, 03/15/2026
(j)
159 3
3.00%, 05/15/2027
(j)
158 9
3.00%, 10/15/2027
(j)
81 5
3.50%, 11/15/2020
(j)
48 —
4.00%, 11/15/2038
(j)
329 10
5.30%, 10/15/2046
(j)
1,910 394
(1.00) x 1 Month USD LIBOR + 6.00%
Ginnie Mae
4.73%, 05/20/2042
(j)
1,042 211
(1.00) x 1 Month USD LIBOR + 5.50%
5.33%, 11/20/2041
(j)
275 54
(1.00) x 1 Month USD LIBOR + 6.10%
5.33%, 06/20/2046
(j)
663 133
(1.00) x 1 Month USD LIBOR + 6.10%
5.37%, 12/20/2043
(j)
323 76
(1.00) x 1 Month USD LIBOR + 6.14%
5.40%, 07/16/2042
(j)
2,250 494
(1.00) x 1 Month USD LIBOR + 6.10%
5.40%, 07/16/2043
(j)
639 125
(1.00) x 1 Month USD LIBOR + 6.10%
5.43%, 09/20/2041
(j)
2,879 516
(1.00) x 1 Month USD LIBOR + 6.20%
5.43%, 11/20/2045
(j)
1,739 310
(1.00) x 1 Month USD LIBOR + 6.20%
5.43%, 08/20/2047
(j)
1,705 325
(1.00) x 1 Month USD LIBOR + 6.20%
5.43%, 09/20/2047
(j)
2,749 511
(1.00) x 1 Month USD LIBOR + 6.20%
5.48%, 06/20/2044
(j)
4,167 562
(1.00) x 1 Month USD LIBOR + 6.25%
5.55%, 08/16/2045
(j)
2,617 540
(1.00) x 1 Month USD LIBOR + 6.25%
5.88%, 02/20/2042
(j)
174 39
(1.00) x 1 Month USD LIBOR + 6.65%
5.95%, 04/16/2042
(j)
1,108 269
(1.00) x 1 Month USD LIBOR + 6.65%
5.98%, 11/20/2045
(j)
2,308 512
(1.00) x 1 Month USD LIBOR + 6.75%
6.24%, 04/20/2041
(j)
1,318 282
(1.10) x 1 Month USD LIBOR + 7.10%
HomeBanc Mortgage Trust 2005-5
1.29%, 01/25/2036 211 195
1.00 x 1 Month USD LIBOR + 0.34%
JP Morgan Mortgage Trust 2016-2
2.85%, 06/25/2046
(d),(i)
365 360
JP Morgan Mortgage Trust 2016-3
3.50%, 10/25/2046
(d),(i)
298 299
Sequoia Mortgage Trust 2016-3
3.50%, 11/25/2046
(d),(i)
860 863

Schedule of Investments
Core Plus Bond Account
March 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2006-AR1 Trust
1.20%, 02/25/2036 $ 70 $ 51
1.00 x 1 Month USD LIBOR + 0.25%
$ 9,524
Office & Business Equipment - 0.03%
Xerox Corp
4.12%, 03/15/2023 60 60
Oil & Gas - 1.29%
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(d)
100 28
10.00%, 04/01/2022
(d)
98 57
BP Capital Markets America Inc
3.59%, 04/14/2027 175 174
4.23%, 11/06/2028 35 38
Canadian Natural Resources Ltd
4.95%, 06/01/2047 65 47
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019
(l),(m),(n)
90 —
Continental Resources Inc/OK
3.80%, 06/01/2024 605 311
4.90%, 06/01/2044
(e)
55 24
EP Energy LLC / Everest Acquisition Finance Inc
7.75%, 05/15/2026
(d)
245 29
Extraction Oil & Gas Inc
7.38%, 05/15/2024
(d)
75 13
Exxon Mobil Corp
2.02%, 08/16/2024 135 134
2.44%, 08/16/2029 105 108
3.00%, 08/16/2039 75 75
3.10%, 08/16/2049
(e)
30 30
Gulfport Energy Corp
6.38%, 05/15/2025 160 39
Laredo Petroleum Inc
9.50%, 01/15/2025 55 22
10.13%, 01/15/2028 150 57
Marathon Oil Corp
4.40%, 07/15/2027 175 117
6.60%, 10/01/2037 225 154
MEG Energy Corp
7.00%, 03/31/2024
(d)
70 32
7.13%, 02/01/2027
(d)
105 52
Nabors Industries Inc
5.00%, 09/15/2020
(e)
24 22
5.75%, 02/01/2025 220 48
Oasis Petroleum Inc
6.25%, 05/01/2026
(d),(e)
125 20
6.88%, 01/15/2023
(e)
100 21
Occidental Petroleum Corp
2.60%, 08/13/2021 295 232
2.90%, 08/15/2024 120 66
3.20%, 08/15/2026 110 53
4.30%, 08/15/2039 75 31
Parsley Energy LLC / Parsley Finance Corp
5.63%, 10/15/2027
(d)
10 7
Petrobras Global Finance BV
5.09%, 01/15/2030
(d)
91 83
Petroleos Mexicanos
6.50%, 01/23/2029 215 155
6.84%, 01/23/2030
(d)
105 76
Shelf Drilling Holdings Ltd
8.25%, 02/15/2025
(d)
60 29
Shell International Finance BV
3.13%, 11/07/2049 55 54
Sinopec Group Overseas Development 2017 Ltd
2.50%, 09/13/2022
(d)
325 324
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
SM Energy Co
5.00%, 01/15/2024 $ 30 $ 10
6.63%, 01/15/2027
(e)
95 28
Southwestern Energy Co
7.75%, 10/01/2027
(e)
185 122
Sunoco LP / Sunoco Finance Corp
4.88%, 01/15/2023 45 43
5.50%, 02/15/2026 65 56
Total Capital International SA
2.83%, 01/10/2030 100 101
3.46%, 07/12/2049 15 15
Ultra Resources Inc/US
6.88%, 04/15/2022
(d)
65 1
WPX Energy Inc
5.25%, 09/15/2024 10 6
$ 3,144
Other Asset Backed Securities - 0.65%
Dell Equipment Finance Trust 2018-1
1.22%, 10/22/2020
(d)
47 47
1.00 x 1 Month USD LIBOR + 0.30%
Verizon Owner Trust 2017-1
2.06%, 09/20/2021
(d)
106 106
Verizon Owner Trust 2017-3
1.04%, 04/20/2022
(d)
943 939
1.00 x 1 Month USD LIBOR + 0.27%
Verizon Owner Trust 2018-1
2.82%, 09/20/2022
(d)
500 501
$ 1,593
Packaging & Containers - 0.38%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
6.00%, 02/15/2025
(d)
200 201
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(d)
40 38
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 125 128
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 132 135
Flex Acquisition Co Inc
6.88%, 01/15/2025
(d)
60 56
7.88%, 07/15/2026
(d)
40 37
Mauser Packaging Solutions Holding Co
7.25%, 04/15/2025
(d)
160 127
Reynolds Group Issuer Inc / Reynolds
Group Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
5.13%, 07/15/2023
(d)
155 154
5.33%, 07/15/2021
(d)
40 39
3 Month USD LIBOR + 3.50%
$ 915
Pharmaceuticals - 2.61%
AbbVie Inc
2.30%, 11/21/2022
(d)
400 400
2.60%, 11/21/2024
(d)
170 172
3.38%, 11/14/2021 35 36
4.05%, 11/21/2039
(d)
105 108
Bausch Health Americas Inc
8.50%, 01/31/2027
(d)
90 94
Bausch Health Cos Inc
5.00%, 01/30/2028
(d)
40 38
6.50%, 03/15/2022
(d)
55 56
Bayer US Finance II LLC
3.38%, 07/15/2024
(d)
135 135
3.88%, 12/15/2023
(d)
595 609
4.25%, 12/15/2025
(d)
400 415

Schedule of Investments
Core Plus Bond Account
March 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Becton Dickinson and Co
2.89%, 06/06/2022 $ 185 $ 185
3.36%, 06/06/2024 200 200
3.70%, 06/06/2027 450 454
4.69%, 12/15/2044 141 148
Bristol-Myers Squibb Co
2.90%, 07/26/2024
(d)
175 185
4.13%, 06/15/2039
(d)
240 287
4.25%, 10/26/2049
(d)
195 244
Cigna Corp
3.75%, 07/15/2023 429 441
4.38%, 10/15/2028 200 215
4.90%, 12/15/2048 35 42
CVS Health Corp
3.00%, 08/15/2026 90 91
3.63%, 04/01/2027 155 158
3.70%, 03/09/2023 215 223
4.10%, 03/25/2025 110 116
4.30%, 03/25/2028 110 118
4.88%, 07/20/2035 190 217
5.05%, 03/25/2048 35 40
Eli Lilly & Co
4.15%, 03/15/2059 80 94
Zoetis Inc
3.90%, 08/20/2028 575 598
4.45%, 08/20/2048 95 106
4.70%, 02/01/2043 120 135
$ 6,360
Pipelines - 1.61%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/2029
(d)
200 196
Buckeye Partners LP
3.95%, 12/01/2026 120 98
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(d)
135 74
Energy Transfer Operating LP
3.75%, 05/15/2030 225 173
4.50%, 04/15/2024 255 227
5.00%, 05/15/2050 170 132
5.15%, 03/15/2045 75 58
6.25%, 04/15/2049 85 73
Enterprise Products Operating LLC
3.13%, 07/31/2029 50 46
3.95%, 01/31/2060 80 67
4.20%, 01/31/2050 155 148
5.38%, 02/15/2078
(g)
250 175
3 Month USD LIBOR + 2.57%
Hess Midstream Operations LP
5.63%, 02/15/2026
(d)
150 106
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 150 143
MPLX LP
4.00%, 03/15/2028 55 48
4.88%, 12/01/2024 195 159
5.50%, 02/15/2049 125 105
NuStar Logistics LP
6.00%, 06/01/2026 120 89
6.75%, 02/01/2021 120 95
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 190 162
5.75%, 05/15/2024 1,325 1,227
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
6.50%, 07/15/2027 166 142
Western Midstream Operating LP
3.10%, 02/01/2025 365 186
$ 3,929
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs - 1.10%
Alexandria Real Estate Equities Inc
3.45%, 04/30/2025 $ 715 $ 728
4.70%, 07/01/2030 140 150
CC Holdings GS V LLC / Crown Castle GS III
Corp
3.85%, 04/15/2023 510 508
CyrusOne LP / CyrusOne Finance Corp
2.90%, 11/15/2024 430 410
Essex Portfolio LP
3.00%, 01/15/2030 250 237
Healthcare Trust of America Holdings LP
3.10%, 02/15/2030 235 210
Mid-America Apartments LP
3.95%, 03/15/2029 130 133
Prologis LP
3.00%, 04/15/2050 100 87
VEREIT Operating Partnership LP
3.10%, 12/15/2029 185 160
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(d)
55 51
$ 2,674
Retail - 0.27%
Golden Nugget Inc
6.75%, 10/15/2024
(d)
75 47
Home Depot Inc/The
2.50%, 04/15/2027 115 116
3.30%, 04/15/2040 155 159
5.88%, 12/16/2036 60 81
IRB Holding Corp
6.75%, 02/15/2026
(d)
130 102
Target Corp
2.25%, 04/15/2025 75 77
Walmart Inc
4.05%, 06/29/2048 10 12
Yum! Brands Inc
7.75%, 04/01/2025
(d),(f)
50 53
$ 647
Semiconductors - 0.54%
Lam Research Corp
4.00%, 03/15/2029 120 133
4.88%, 03/15/2049 25 32
NVIDIA Corp
2.85%, 04/01/2030 115 120
NXP BV / NXP Funding LLC
4.63%, 06/15/2022
(d)
370 383
4.63%, 06/01/2023
(d)
400 412
Xilinx Inc
2.95%, 06/01/2024 225 224
$ 1,304
Software - 0.93%
Adobe Inc
2.15%, 02/01/2027 120 122
2.30%, 02/01/2030 75 75
Autodesk Inc
2.85%, 01/15/2030 130 127
Epicor Software Corp
8.70%, 06/30/2023
(d)
10 10
3 Month USD LIBOR + 7.25%
Fiserv Inc
3.80%, 10/01/2023 200 207
Microsoft Corp
3.70%, 08/08/2046 120 144
4.45%, 11/03/2045 110 145
4.50%, 02/06/2057 90 124
Open Text Corp
3.88%, 02/15/2028
(d)
140 132
5.88%, 06/01/2026
(d)
80 84

Schedule of Investments
Core Plus Bond Account
March 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Oracle Corp
2.50%, 04/01/2025
(f)
$ 255 $ 257
2.80%, 04/01/2027
(f)
240 244
2.95%, 11/15/2024 175 183
2.95%, 05/15/2025 100 103
4.00%, 11/15/2047 35 38
PTC Inc
3.63%, 02/15/2025
(d)
25 23
salesforce.com Inc
3.70%, 04/11/2028 230 255
$ 2,273
Sovereign - 1.56%
Abu Dhabi Government International Bond
2.13%, 09/30/2024
(d),(e)
200 197
Argentine Republic Government International
Bond
5.63%, 01/26/2022 160 47
CoBank ACB
6.25%, 12/31/2049
(g),(h)
115 113
3 Month USD LIBOR + 4.66%
Colombia Government International Bond
3.00%, 01/30/2030 325 297
5.00%, 06/15/2045 200 205
Ecuador Government International Bond
9.63%, 06/02/2027 200 54
Egypt Government International Bond
5.58%, 02/21/2023
(d)
200 185
Honduras Government International Bond
7.50%, 03/15/2024 200 194
Hungary Government International Bond
5.38%, 02/21/2023 44 47
Indonesia Government International Bond
5.38%, 10/17/2023
(d)
300 318
Israel Government International Bond
2.75%, 07/03/2030
(f),(l)
275 275
Panama Government International Bond
3.88%, 03/17/2028 200 214
Qatar Government International Bond
3.25%, 06/02/2026 400 406
3.88%, 04/23/2023
(d)
200 205
Russian Foreign Bond - Eurobond
5.10%, 03/28/2035
(d)
200 231
Saudi Government International Bond
4.00%, 04/17/2025
(d)
600 623
Ukraine Government International Bond
9.75%, 11/01/2028
(d)
200 194
$ 3,805
Student Loan Asset Backed Securities - 0.98%
Navient Private Education Loan Trust 2018-B
1.05%, 12/15/2059
(d)
256 256
1.00 x 1 Month USD LIBOR + 0.35%
Navient Student Loan Trust 2019-1
1.28%, 12/27/2067
(d)
177 177
1.00 x 1 Month USD LIBOR + 0.33%
SMB Private Education Loan Trust 2020-A
1.98%, 03/15/2027
(d)
2,000 1,952
1.00 x 1 Month USD LIBOR + 0.30%
$ 2,385
Telecommunications - 1.96%
AT&T Inc
3.88%, 01/15/2026 175 180
4.05%, 12/15/2023 425 446
4.30%, 02/15/2030 110 118
5.15%, 03/15/2042 50 57
5.35%, 09/01/2040 425 490
5.38%, 10/15/2041 130 147
5.45%, 03/01/2047 105 126
6.38%, 03/01/2041 85 107
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
CenturyLink Inc
4.00%, 02/15/2027
(d)
$ 35 $ 34
CommScope Inc
8.25%, 03/01/2027
(d)
95 92
Embarq Corp
8.00%, 06/01/2036 105 104
Front Range BidCo Inc
4.00%, 03/01/2027
(d)
80 76
6.13%, 03/01/2028
(d)
50 48
Intelsat Jackson Holdings SA
5.50%, 08/01/2023 40 26
8.00%, 02/15/2024
(d)
65 63
Level 3 Financing Inc
5.13%, 05/01/2023 30 29
Ooredoo International Finance Ltd
3.88%, 01/31/2028 250 254
Rogers Communications Inc
3.70%, 11/15/2049 105 107
4.35%, 05/01/2049 50 57
Sprint Capital Corp
8.75%, 03/15/2032 70 93
Sprint Communications Inc
6.00%, 11/15/2022 75 78
Sprint Corp
7.13%, 06/15/2024 120 132
7.63%, 03/01/2026 35 40
7.88%, 09/15/2023 180 198
Telecom Italia Capital SA
6.38%, 11/15/2033 65 66
T-Mobile USA Inc
0.00%, 01/15/2024
(l),(m),(n)
30 —
0.00%, 04/15/2024
(l),(m),(n)
95 —
0.00%, 04/15/2025
(l),(m),(n)
320 —
0.00%, 01/15/2026
(l),(m),(n)
95 —
4.00%, 04/15/2022 125 125
5.13%, 04/15/2025 200 204
Verizon Communications Inc
3.88%, 02/08/2029 270 299
4.50%, 08/10/2033 355 418
5.25%, 03/16/2037 260 330
Vodafone Group PLC
4.88%, 06/19/2049 215 237
$ 4,781
Transportation - 0.18%
Burlington Northern Santa Fe LLC
4.15%, 12/15/2048 60 69
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(m)
121 42
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc
8.13%, 11/15/2021
(d)
200 104
Navios Maritime Holdings Inc / Navios Maritime
Finance II US Inc
7.38%, 01/15/2022
(d)
55 21
11.25%, 08/15/2022
(d)
45 22
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
7.25%, 05/01/2022
(d)
140 121
Union Pacific Corp
4.38%, 11/15/2065 60 64
$ 443

Schedule of Investments
Core Plus Bond Account
March 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Trucking & Leasing - 0.08%
DAE Funding LLC
4.50%, 08/01/2022
(d)
$ 95 $ 88
5.25%, 11/15/2021
(d)
25 23
5.75%, 11/15/2023
(d)
100 93
$ 204
TOTAL BONDS $ 132,192
SENIOR FLOATING RATE INTERESTS
- 0.84%
Principal
Amount (000's) Value (000's)
Automobile Manufacturers - 0.05%
Navistar Inc
4.28%, 11/06/2024
(o)
$ 124 $ 107
3 Month USD LIBOR + 3.00%
Commercial Services - 0.01%
Refinitiv US Holdings Inc
4.24%, 10/01/2025
(o)
34 33
3 Month USD LIBOR + 3.00%
Computers - 0.08%
McAfee LLC
9.39%, 09/29/2025
(o)
195 183
3 Month USD LIBOR + 3.25%
Diversified Financial Services - 0.10%
Russell Investments US Institutional Holdco Inc
3.82%, 06/01/2023
(o)
268 246
1 Month USD LIBOR + 2.75%
Electrical Components & Equipment - 0.01%
Energizer Holdings Inc
3.88%, 12/17/2025
(o)
35 32
3 Month USD LIBOR + 4.50%
Entertainment - 0.04%
Eldorado Resorts Inc
3.25%, 04/17/2024
(o)
56 49
3 Month USD LIBOR + 3.00%
Lions Gate Capital Holdings LLC
3.24%, 03/24/2025
(o)
49 44
3 Month USD LIBOR + 2.00%
$ 93
Food - 0.02%
Bellring Brands LLC
6.00%, 10/21/2024
(o)
54 51
1 Month USD LIBOR + 5.00%
Forest Products & Paper - 0.03%
Pixelle Specialty Solutions LLC
7.50%, 10/31/2024
(o)
79 69
1 Month USD LIBOR + 6.50%
Insurance - 0.04%
Asurion LLC
3.99%, 11/03/2023
(o)
89 85
1 Month USD LIBOR + 7.25%
Lodging - 0.05%
Golden Nugget LLC
3.58%, 10/04/2023
(o)
76 59
1 Month USD LIBOR + 2.50%
Spectacle Gary Holdings LLC
11.00%, 12/23/2025
(o)
70 58
1 Month USD LIBOR + 9.00%
$ 117
Media - 0.03%
CSC Holdings LLC
3.11%, 04/15/2027
(o)
50 48
1 Month USD LIBOR + 2.50%
Diamond Sports Group LLC
4.11%, 08/24/2026
(o)
45 34
1 Month USD LIBOR + 3.50%
$ 82
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Mining - 0.01%
Arconic Corp
0.00%, 02/04/2027
(o),(p)
$ 35 $ 31
1 Month USD LIBOR + 2.75%
Pharmaceuticals - 0.19%
Bausch Health Americas Inc
3.61%, 05/19/2025
(o)
294 278
3 Month USD LIBOR + 7.50%
Endo International PLC
5.25%, 04/29/2024
(o)
213 190
3 Month USD LIBOR + 4.00%
$ 468
Pipelines - 0.03%
Buckeye Partners LP
4.27%, 11/01/2026
(o)
85 77
1 Month USD LIBOR + 2.75%
Retail - 0.02%
IRB Holding Corp
3.79%, 02/05/2025
(o)
74 57
1 Month USD LIBOR + 2.75%
Telecommunications - 0.13%
Avaya Inc
4.95%, 12/16/2024
(o)
132 112
3 Month USD LIBOR + 6.00%
Maxar Technologies Ltd
3.74%, 10/05/2024
(o)
141 118
3 Month USD LIBOR + 4.25%
Zayo Group Holdings Inc
3.99%, 02/19/2027
(o)
90 84
1 Month USD LIBOR + 3.00%
$ 314
TOTAL SENIOR FLOATING RATE INTERESTS $ 2,045
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 51.15%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 3.95%
3.00%, 10/01/2042 $ 49 $ 52
3.00%, 11/01/2042 264 279
3.00%, 11/01/2042 49 52
3.00%, 03/01/2043 1,210 1,285
3.00%, 12/01/2046 117 124
3.00%, 01/01/2047 2,188 2,318
3.50%, 10/01/2041 46 49
3.50%, 04/01/2042 57 61
3.50%, 04/01/2042 110 118
3.50%, 04/01/2045 51 55
3.50%, 10/01/2045 842 903
3.50%, 03/01/2048 124 132
3.62%, 02/01/2037 8 9
1.00 x 12 Month USD LIBOR + 1.63%
3.99%, 02/01/2034 1 1
1.00 x 12 Month USD LIBOR + 1.99%
4.00%, 02/01/2045 25 27
4.00%, 02/01/2046 409 441
4.00%, 02/01/2046 59 64
4.00%, 06/01/2046 61 66
4.00%, 04/01/2047 345 373
4.00%, 11/01/2047 576 621
4.50%, 07/01/2024 10 11
4.50%, 07/01/2039 60 66
4.50%, 10/01/2041 34 37
4.50%, 12/01/2043 836 913
4.50%, 03/01/2046 278 309
5.00%, 06/01/2031 85 93
5.00%, 10/01/2035 30 33
5.00%, 06/01/2041 833 913
6.00%, 06/01/2032 20 23
6.00%, 10/01/2032 11 12
6.00%, 01/01/2038 51 58
6.50%, 03/01/2029 3 3

Schedule of Investments
Core Plus Bond Account
March 31, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.50%, 05/01/2029 $ 4 $ 5
6.50%, 04/01/2031 2 2
6.50%, 02/01/2032 4 4
6.50%, 05/01/2032 4 4
6.50%, 04/01/2035 7 8
7.00%, 12/01/2029 10 11
7.00%, 06/01/2030 3 4
7.00%, 12/01/2030 1 1
7.00%, 01/01/2031 2 2
7.00%, 12/01/2031 29 30
7.50%, 04/01/2030 1 1
7.50%, 03/01/2031 7 8
8.00%, 09/01/2030 31 33
$ 9,614
Federal National Mortgage Association (FNMA) - 0.00%
4.56%, 07/01/2034 1 1
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.19%
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 18.14%
2.00%, 04/01/2035
(q)
650 667
2.50%, 04/01/2035
(q)
2,000 2,074
2.50%, 04/01/2050
(q)
1,950 2,020
3.00%, 03/01/2034 290 309
3.00%, 04/01/2035
(q)
4,000 4,185
3.00%, 03/01/2042 82 87
3.00%, 03/01/2042 90 95
3.00%, 05/01/2042 45 48
3.00%, 06/01/2042 83 88
3.00%, 06/01/2042 41 43
3.00%, 05/01/2043 166 176
3.00%, 04/01/2050
(q)
8,450 8,858
3.50%, 04/01/2030 306 322
3.50%, 05/01/2034 1,354 1,444
3.50%, 08/01/2034 321 345
3.50%, 12/01/2040 63 67
3.50%, 01/01/2041 37 40
3.50%, 12/01/2041 20 22
3.50%, 03/01/2042 34 36
3.50%, 04/01/2042 69 74
3.50%, 11/01/2042 884 954
3.50%, 02/01/2043 44 47
3.50%, 07/01/2043 770 826
3.50%, 01/01/2044 239 256
3.50%, 11/01/2044 1,570 1,684
3.50%, 03/01/2045 54 58
3.50%, 06/01/2045 102 109
3.50%, 11/01/2045 68 73
3.50%, 05/01/2046 59 63
3.50%, 08/01/2047 1,545 1,667
3.50%, 10/01/2047 1,577 1,696
3.50%, 11/01/2047 695 745
3.50%, 01/01/2048 499 536
3.50%, 03/01/2048 1,038 1,112
3.50%, 04/01/2048 1,401 1,501
4.00%, 08/01/2020 6 6
4.00%, 03/01/2034 359 397
4.00%, 09/01/2040 83 90
4.00%, 05/01/2041 182 196
4.00%, 10/01/2041 30 32
4.00%, 10/01/2041 47 51
4.00%, 11/01/2041 42 46
4.00%, 04/01/2042 27 30
4.00%, 11/01/2043 101 110
4.00%, 11/01/2043 36 39
4.00%, 02/01/2044 118 129
4.00%, 06/01/2044 254 274
4.00%, 09/01/2044 34 36
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 09/01/2045 $ 109 $ 119
4.00%, 12/01/2045 636 688
4.00%, 08/01/2046 85 91
4.00%, 01/01/2047 60 64
4.00%, 04/01/2047 351 380
4.00%, 05/01/2047 770 830
4.00%, 11/01/2047 1,823 1,973
4.00%, 05/01/2048 230 247
4.00%, 10/01/2048 1,290 1,389
4.00%, 10/01/2048 421 457
4.00%, 01/01/2049 303 326
4.50%, 07/01/2025 35 37
4.50%, 08/01/2040 50 55
4.50%, 11/01/2040 767 840
4.50%, 12/01/2040 31 33
4.50%, 08/01/2041 34 37
4.50%, 09/01/2041 228 249
4.50%, 05/01/2044 40 43
4.50%, 12/01/2044 97 105
4.50%, 06/01/2046 43 46
4.50%, 05/01/2047 109 118
4.50%, 05/01/2047 29 32
4.50%, 05/01/2049 304 327
5.00%, 10/01/2041 160 176
5.00%, 06/01/2048 392 433
5.50%, 12/01/2022 8 9
5.50%, 07/01/2033 203 229
5.50%, 04/01/2035 23 25
5.50%, 08/01/2036 438 497
5.50%, 02/01/2037 3 4
5.50%, 05/01/2040 40 45
6.00%, 05/01/2031 2 2
6.00%, 07/01/2035 127 146
6.00%, 02/01/2037 78 87
6.00%, 02/01/2038 48 55
6.50%, 03/01/2032 3 3
6.50%, 07/01/2037 32 39
6.50%, 07/01/2037 17 21
6.50%, 02/01/2038 34 39
6.50%, 03/01/2038 7 9
6.50%, 09/01/2038 107 126
$ 44,194
Government National Mortgage Association (GNMA) - 7.98%
2.50%, 04/01/2050 1,500 1,568
3.00%, 02/15/2043 324 346
3.00%, 07/20/2044 473 508
3.00%, 01/20/2046 367 393
3.00%, 07/20/2046 593 635
3.00%, 12/20/2046 1,626 1,737
3.00%, 04/01/2050 4,200 4,440
3.25%, 07/20/2043 72 74
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 1.50%
3.50%, 04/20/2046 192 208
3.50%, 10/20/2046 285 304
3.50%, 07/20/2047 1,160 1,248
3.50%, 04/01/2050 3,000 3,162
4.00%, 02/15/2042 120 131
4.00%, 06/20/2046 72 77
4.00%, 01/20/2048 2,054 2,258
4.50%, 09/15/2039 527 599
4.50%, 11/15/2040 99 111
4.50%, 06/20/2048 31 33
5.00%, 02/15/2034 198 219
5.00%, 10/15/2034 72 80
5.00%, 10/20/2039 38 42
5.00%, 07/20/2040 16 17

Schedule of Investments
Core Plus Bond Account
March 31, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
5.00%, 02/15/2042 $ 83 $ 92
5.50%, 12/20/2033 98 110
5.50%, 05/20/2035 11 12
5.50%, 12/20/2048 529 569
6.00%, 01/20/2029 18 20
6.00%, 07/20/2029 3 3
6.00%, 12/15/2033 25 28
6.00%, 12/20/2036 52 59
6.50%, 03/20/2028 3 3
6.50%, 05/20/2029 3 3
6.50%, 12/15/2032 287 329
7.00%, 03/15/2031 6 6
7.50%, 05/15/2029 13 14
8.00%, 12/15/2030 6 7
$ 19,445
U.S. Treasury - 17.19%
1.25%, 07/31/2023 1,405 1,449
1.50%, 08/15/2026 2,070 2,198
1.63%, 10/31/2023 370 387
1.63%, 02/15/2026 2,500 2,662
1.63%, 08/15/2029 2,500 2,713
1.75%, 04/30/2022 3,385 3,493
2.13%, 11/30/2023
(r)
1,140 1,215
2.50%, 05/15/2024 2,575 2,802
3.00%, 09/30/2025 3,000 3,415
3.00%, 05/15/2045 3,140 4,277
3.00%, 11/15/2045
(s)
2,000 2,742
3.13%, 05/15/2048 5,950 8,430
3.75%, 11/15/2043 1,650 2,484
4.75%, 02/15/2037 2,260 3,609
$ 41,876
U.S. Treasury Bill - 3.89%
(0.02)%, 05/12/2020
(t)
8,000 7,999
0.32%, 04/30/2020
(t)
1,475 1,475
$ 9,474
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 124,604
Total Investments $ 273,156
Other Assets and Liabilities -  (12.13)% (29,544)
TOTAL NET ASSETS - 100.00% $ 243,612
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $920 or
0.38% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $35,466 or 14.56% of net assets.
(e) Security or a portion of the security was on loan at the end of the period.
(f) Security purchased on a when-issued basis.
(g) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(i) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Security is an Interest Only Strip.
(k) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(l) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $530 or 0.22%
of net assets.
(m) Non-income producing security
(n) The value of these investments was determined using significant unobservable inputs.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) This Senior Floating Rate Note will settle after March 31, 2020, at which time the interest rate will be determined.
(q) Security was purchased in a "to-be-announced" ("TBA") transaction.  See
Notes to Financial Statements for additional information.
(r) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $250 or 0.10% of net assets.
(s) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $1,100 or 0.45% of net assets.
(t) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 38.36%
Government 22.64%
Financial 11.26%
Consumer, Non-cyclical 7.18%
Asset Backed Securities 5.63%
Communications 5.15%
Industrial 3.60%
Utilities 3.13%
Money Market Funds 3.04%
Energy 2.93%
Investment Companies 2.84%
Consumer, Cyclical 2.53%
Technology 2.29%
Basic Materials 1.55%
Other Assets and Liabilities
(12.13)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales March 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 0.53% $ 11,648 $ 48,517 $ 53,687 $ 6,478
$ 11,648 $ 48,517 $ 53,687 $ 6,478
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 0.53% $ 34 $ — $ — $ —
$ 34 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Core Plus Bond Account
March 31, 2020 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; June 2020 Short 11 $ 1,526 $ (9)
US 2 Year Note; June 2020 Short 44 9,697 (162)
US 5 Year Note; June 2020 Short 44 5,516 (158)
US Long Bond; June 2020 Long 13 2,328 152
US Ultra Bond; June 2020 Long 3 666 59
Total $ (118)
Amounts in thousands except contracts.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
March 31,
2020
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.33.HY.5 N/A (5.00)% Quarterly 12/20/2024 $ 4,116 $ (225) $ 486 $ 261
CDX.EM.32 N/A (1.00)% Quarterly 12/20/2024 6,500 415 347 762
Total $ 190 $ 833 $ 1,023
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
Diversified Balanced Account
March 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 14.99%
International Equity Index Fund
( a)
7,688,898 $ 62,434
MidCap S&P 400 Index Fund
( a)
2,519,280 35,723
SmallCap S&P 600 Index Fund
( a)
2,162,989 36,079
$ 134,236
Principal Variable Contracts Funds, Inc.  Class 1 - 85.04%
Bond Market Index Account
( a)
40,723,059 450,804
LargeCap S&P 500 Index Account
( a)
19,176,959 311,050
$ 761,854
TOTAL INVESTMENT COMPANIES $ 896,090
BONDS - 0.00%
Principal
Amount (000's) Value (000's)
Oil & Gas - 0.00%
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11 /15/2019
(b),(c),(d)
$ 5 $ —
TOTAL BONDS $ —
Total Investments $ 896,090
Other Assets and Liabilities -  (0.03)% (236)
TOTAL NET ASSETS - 100.00% $ 895,854
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) The value of these investments was determined using significant unobservable inputs.
(d) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 50.32%
Domestic Equity Funds 42.74%
International Equity Funds 6.97%
Energy 0.00%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales March 31, 2020
Value Cost Proceeds Value
Bond Market Index Account $ 504,518 $ 10,618 $ 80,315 $ 450,804
International Equity Index Fund 73,545 9,099 3,413 62,434
LargeCap S&P 500 Index Account 366,108 36,386 23,959 311,050
MidCap S&P 400 Index Fund 42,334 7,629 2,278 35,723
SmallCap S&P 600 Index Fund 42,712 9,114 2,367 36,079
$ 1,029,217 $ 72,846 $ 112,332 $ 896,090
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Account $ — $ 3,712 $ — $ 12,271
International Equity Index Fund — (66) — (16,731)
LargeCap S&P 500 Index Account — 10,853 — (78,338)
MidCap S&P 400 Index Fund — (11) — (11,951)
SmallCap S&P 600 Index Fund — (26) — (13,354)
$ — $ 14,462 $ — $ (108,103)
Amounts in thousands.

Schedule of Investments
Diversified Balanced Managed Volatility Account
March 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 14.98%
International Equity Index Fund
( a)
1,347,461 $ 10,941
MidCap S&P 400 Index Fund
( a)
441,499 6,261
SmallCap S&P 600 Index Fund
( a)
379,083 6,323
$ 23,525
Principal Variable Contracts Funds, Inc.  Class 1 - 85.05%
Bond Market Index Account
( a)
7,137,079 79,007
LargeCap S&P 500 Managed Volatility Index
Account
( a)
4,444,546 54,535
$ 133,542
TOTAL INVESTMENT COMPANIES $ 157,067
Total Investments $ 157,067
Other Assets and Liabilities -  (0.03)% (49)
TOTAL NET ASSETS - 100.00% $ 157,018
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 50.32%
Domestic Equity Funds 42.74%
International Equity Funds 6.97%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales March 31, 2020
Value Cost Proceeds Value
Bond Market Index Account $ 87,825 $ 1,303 $ 12,907 $ 79,007
International Equity Index Fund 12,794 1,757 694 10,941
LargeCap S&P 500 Managed Volatility Index Account 60,876 6,886 2,139 54,535
MidCap S&P 400 Index Fund 7,363 1,479 503 6,261
SmallCap S&P 600 Index Fund 7,428 1,694 473 6,323
$ 176,286 $ 13,119 $ 16,716 $ 157,067
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Account $ — $ 407 $ — $ 2,379
International Equity Index Fund — (1) — (2,915)
LargeCap S&P 500 Managed Volatility Index Account — 42 — (11,130)
MidCap S&P 400 Index Fund — (1) — (2,077)
SmallCap S&P 600 Index Fund — — — (2,326)
$ — $ 447 $ — $ (16,069)
Amounts in thousands.

Schedule of Investments
Diversified Balanced Volatility Control Account
March 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 98.27% Shares Held Value (000's)
Money Market Funds - 18.58%
Principal Government Money Market Fund
0.53%
(a),(b)
27,236,880 $ 27,237
Principal Funds, Inc. Class R-6 - 14.89%
International Equity Index Fund
( a)
1,249,867 10,149
MidCap S&P 400 Index Fund
( a)
409,523 5,807
SmallCap S&P 600 Index Fund
( a)
351,628 5,865
$ 21,821
Principal Variable Contracts Funds, Inc.  Class 1 - 64.80%
Bond Market Index Account
( a)
6,620,292 73,287
LargeCap S&P 500 Index Account
( a)
1,335,969 21,669
$ 94,956
TOTAL INVESTMENT COMPANIES $ 144,014
Total Investments $ 144,014
Other Assets and Liabilities -  1.73% 2,540
TOTAL NET ASSETS - 100.00% $ 146,554
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 50.01%
Domestic Equity Funds 22.75%
Money Market Funds 18.58%
International Equity Funds 6.93%
Other Assets and Liabilities
1.73%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales March 31, 2020
Value Cost Proceeds Value
Bond Market Index Account $ 72,567 $ 5,130 $ 6,796 $ 73,287
International Equity Index Fund 10,190 2,647 151 10,149
LargeCap S&P 500 Index Account 21,826 4,594 322 21,669
MidCap S&P 400 Index Fund 5,883 1,824 85 5,807
Principal Government Money Market Fund 0.53% 242 38,828 11,833 27,237
SmallCap S&P 600 Index Fund 5,872 2,097 86 5,865
$ 116,580 $ 55,120 $ 19,273 $ 144,014
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Account $ — $ (2) $ — $ 2,388
International Equity Index Fund — — — (2,537)
LargeCap S&P 500 Index Account — — — (4,429)
MidCap S&P 400 Index Fund — — — (1,815)
Principal Government Money Market Fund 0.53% 28 — — —
SmallCap S&P 600 Index Fund — — — (2,018)
$ 28 $ (2) $ — $ (8,411)
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini ; June 2020 Short 224 $ 28,781 $ (1,619)
Total $ (1,619)
Amounts in thousands except contracts.

Schedule of Investments
Diversified Growth Account
March 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20.01%
International Equity Index Fund
( a)
39,136,953 $ 317,792
MidCap S&P 400 Index Fund
( a)
11,220,679 159,110
SmallCap S&P 600 Index Fund
( a)
9,634,962 160,711
$ 637,613
Principal Variable Contracts Funds, Inc.  Class 1 - 80.02%
Bond Market Index Account
( a)
101,582,954 1,124,523
LargeCap S&P 500 Index Account
( a)
87,846,855 1,424,876
$ 2,549,399
TOTAL INVESTMENT COMPANIES $ 3,187,012
Total Investments $ 3,187,012
Other Assets and Liabilities -  (0.03)% (853)
TOTAL NET ASSETS - 100.00% $ 3,186,159
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 54.75%
Fixed Income Funds 35.30%
International Equity Funds 9.98%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales March 31, 2020
Value Cost Proceeds Value
Bond Market Index Account $ 1,287,209 $ 35,060 $ 238,458 $ 1,124,523
International Equity Index Fund 382,917 34,479 11,136 317,792
LargeCap S&P 500 Index Account 1,715,555 114,213 83,897 1,424,876
MidCap S&P 400 Index Fund 192,861 28,665 7,219 159,110
SmallCap S&P 600 Index Fund 194,578 35,348 7,464 160,711
$ 3,773,120 $ 247,765 $ 348,174 $ 3,187,012
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Account $ — $ 9,439 $ — $ 31,273
International Equity Index Fund — (166) — (88,302)
LargeCap S&P 500 Index Account — 23,491 — (344,486)
MidCap S&P 400 Index Fund — (40) — (55,157)
SmallCap S&P 600 Index Fund — (62) — (61,689)
$ — $ 32,662 $ — $ (518,361)
Amounts in thousands.

Schedule of Investments
Diversified Growth Managed Volatility Account
March 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20.01%
International Equity Index Fund
( a)
3,734,070 $ 30,321
MidCap S&P 400 Index Fund
( a)
1,070,559 15,180
SmallCap S&P 600 Index Fund
( a)
919,226 15,333
$ 60,834
Principal Variable Contracts Funds, Inc.  Class 1 - 80.02%
Bond Market Index Account
( a)
9,691,579 107,286
LargeCap S&P 500 Managed Volatility Index
Account
( a)
11,084,952 136,012
$ 243,298
TOTAL INVESTMENT COMPANIES $ 304,132
Total Investments $ 304,132
Other Assets and Liabilities -  (0.03)% (88)
TOTAL NET ASSETS - 100.00% $ 304,044
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 54.77%
Fixed Income Funds 35.29%
International Equity Funds 9.97%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales March 31, 2020
Value Cost Proceeds Value
Bond Market Index Account $ 123,218 $ 923 $ 20,732 $ 107,286
International Equity Index Fund 36,631 3,489 1,457 30,321
LargeCap S&P 500 Managed Volatility Index Account 156,880 11,270 3,533 136,012
MidCap S&P 400 Index Fund 18,446 2,827 890 15,180
SmallCap S&P 600 Index Fund 18,608 3,451 904 15,333
$ 353,783 $ 21,960 $ 27,516 $ 304,132
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Account $ — $ 764 $ — $ 3,113
International Equity Index Fund — (9) — (8,333)
LargeCap S&P 500 Managed Volatility Index Account — 257 — (28,862)
MidCap S&P 400 Index Fund — (13) — (5,190)
SmallCap S&P 600 Index Fund — (12) — (5,810)
$ — $ 987 $ — $ (45,082)
Amounts in thousands.

Schedule of Investments
Diversified Growth Volatility Control Account
March 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 97.49% Shares Held Value (000's)
Money Market Funds - 17.98%
Principal Government Money Market Fund
0.53%
(a),(b)
135,623,775 $ 135,624
Principal Funds, Inc. Class R-6 - 19.85%
International Equity Index Fund
( a)
9,191,186 74,632
MidCap S&P 400 Index Fund
( a)
2,635,094 37,366
SmallCap S&P 600 Index Fund
( a)
2,262,551 37,739
$ 149,737
Principal Variable Contracts Funds, Inc.  Class 1 - 59.66%
Bond Market Index Account
( a)
23,854,989 264,075
LargeCap S&P 500 Index Account
( a)
11,461,764 185,910
$ 449,985
TOTAL INVESTMENT COMPANIES $ 735,346
Total Investments $ 735,346
Other Assets and Liabilities -  2.51% 18,956
TOTAL NET ASSETS - 100.00% $ 754,302
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 35.01%
Domestic Equity Funds 34.60%
Money Market Funds 17.98%
International Equity Funds 9.90%
Other Assets and Liabilities
2.51%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales March 31, 2020
Value Cost Proceeds Value
Bond Market Index Account $ 267,381 $ 15,952 $ 28,004 $ 264,075
International Equity Index Fund 76,620 17,172 181 74,632
LargeCap S&P 500 Index Account 191,472 34,107 1,203 185,910
MidCap S&P 400 Index Fund 38,707 10,585 91 37,366
Principal Government Money Market Fund 0.53% 1,047 229,974 95,397 135,624
SmallCap S&P 600 Index Fund 38,635 12,392 91 37,739
$ 613,862 $ 320,182 $ 124,967 $ 735,346
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Account $ — $ 29 $ — $ 8,717
International Equity Index Fund — (3) — (18,976)
LargeCap S&P 500 Index Account — 1 — (38,467)
MidCap S&P 400 Index Fund — (2) — (11,833)
Principal Government Money Market Fund 0.53% 153 — — —
SmallCap S&P 600 Index Fund — (2) — (13,195)
$ 153 $ 23 $ — $ (73,754)
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini ; June 2020 Short 1,760 $ 226,134 $ (12,324)
Total $ (12,324)
Amounts in thousands except contracts.

Schedule of Investments
Diversified Income Account
March 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 9.98%
International Equity Index Fund
( a)
1,286,403 $ 10,446
MidCap S&P 400 Index Fund
( a)
553,201 7,844
SmallCap S&P 600 Index Fund
( a)
474,995 7,923
$ 26,213
Principal Variable Contracts Funds, Inc.  Class 1 - 90.05%
Bond Market Index Account
( a)
15,500,975 171,596
LargeCap S&P 500 Index Account
( a)
4,010,465 65,049
$ 236,645
TOTAL INVESTMENT COMPANIES $ 262,858
Total Investments $ 262,858
Other Assets and Liabilities -  (0.03)% (76)
TOTAL NET ASSETS - 100.00% $ 262,782
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 65.30%
Domestic Equity Funds 30.75%
International Equity Funds 3.98%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales March 31, 2020
Value Cost Proceeds Value
Bond Market Index Account $ 179,434 $ 10,497 $ 24,148 $ 171,596
International Equity Index Fund 11,502 2,304 724 10,446
LargeCap S&P 500 Index Account 71,571 12,557 5,822 65,049
MidCap S&P 400 Index Fund 8,691 2,234 605 7,844
SmallCap S&P 600 Index Fund 8,768 2,553 628 7,923
$ 279,966 $ 30,145 $ 31,927 $ 262,858
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Account $ — $ 204 $ — $ 5,609
International Equity Index Fund — — — (2,636)
LargeCap S&P 500 Index Account — 224 — (13,481)
MidCap S&P 400 Index Fund — (4) — (2,472)
SmallCap S&P 600 Index Fund — (3) — (2,767)
$ — $ 421 $ — $ (15,747)
Amounts in thousands.

Schedule of Investments
Diversified International Account
March 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.92% Shares Held Value (000's)
Money Market Funds - 1.92%
Principal Government Money Market Fund
0.53%
(a),(b)
3,837,617 $ 3,838
TOTAL INVESTMENT COMPANIES $ 3,838
COMMON STOCKS - 97.11% Shares Held Value (000's)
Aerospace & Defense - 0.69%
CAE Inc 39,500 499
Safran SA 9,896 877
$ 1,376
Apparel - 1.60%
Adidas AG 4,493 997
boohoo Group PLC
( c)
125,275 295
LVMH Moet Hennessy Louis Vuitton SE 5,215 1,913
$ 3,205
Automobile Manufacturers - 3.37%
Ferrari NV 9,265 1,427
Kia Motors Corp 43,826 923
Maruti Suzuki India Ltd 12,609 711
Toyota Motor Corp 61,100 3,682
$ 6,743
Automobile Parts & Equipment - 0.54%
Toyota Industries Corp 22,700 1,082
Banks - 6.84%
Banco Comercial Portugues SA 914,239 103
Bangkok Bank PCL 146,300 453
Bank Leumi Le-Israel BM 212,025 1,169
BNP Paribas SA 26,513 774
BOC Hong Kong Holdings Ltd 266,500 732
Credicorp Ltd 7,813 1,118
DBS Group Holdings Ltd 94,300 1,231
DNB ASA 94,606 1,054
Erste Group Bank AG 33,776 618
Grupo Financiero Banorte SAB de CV 155,059 425
HDFC Bank Ltd ADR 15,362 591
ICICI Bank Ltd ADR 52,858 449
Macquarie Group Ltd 17,593 937
Mediobanca Banca di Credito Finanziario SpA 111,332 607
OTP Bank Nyrt 14,852 426
PT Bank Central Asia Tbk 331,900 559
Toronto-Dominion Bank/The 40,500 1,722
United Overseas Bank Ltd 52,800 724
$ 13,692
Beverages - 1.07%
Carlsberg A/S 11,546 1,300
Coca-Cola HBC AG
( c)
14,200 304
Thai Beverage PCL 1,273,100 539
$ 2,143
Biotechnology - 1.30%
CSL Ltd 14,339 2,599
Building Materials - 1.37%
Anhui Conch Cement Co Ltd 91,498 701
China Lesso Group Holdings Ltd 332,000 430
Cie de Saint-Gobain 24,203 581
CRH PLC 38,509 1,041
$ 2,753
Chemicals - 1.39%
Evonik Industries AG 30,352 634
Koninklijke DSM NV 12,667 1,425
Nutrien Ltd 21,200 724
$ 2,783
Commercial Services - 1.10%
Adyen NV
( c),(d)
899 768
Dai Nippon Printing Co Ltd 31,300 665
New Oriental Education & Technology Group Inc
ADR
(c)
7,184 778
$ 2,211
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 2.02%
CyberArk Software Ltd
( c)
7,656 $ 655
Logitech International SA 40,685 1,742
Nomura Research Institute Ltd 40,200 849
Obic Co Ltd 6,200 808
$ 4,054
Consumer Products - 0.48%
Hindustan Unilever Ltd 31,989 970
Distribution & Wholesale - 1.62%
Ferguson PLC 21,248 1,314
ITOCHU Corp 93,000 1,924
$ 3,238
Diversified Financial Services - 2.38%
AerCap Holdings NV
( c)
29,334 669
Bajaj Finance Ltd 13,958 408
Housing Development Finance Corp Ltd 51,518 1,112
KB Financial Group Inc 20,412 574
ORIX Corp 138,900 1,657
Tisco Financial Group PCL 164,300 350
$ 4,770
Electric - 2.61%
Enel SpA 328,571 2,267
Iberdrola SA 259,189 2,535
Northland Power Inc 21,400 427
$ 5,229
Electrical Components & Equipment - 0.40%
Delta Electronics Inc 200,000 792
Electronics - 1.63%
Halma PLC 39,095 918
Hoya Corp 27,496 2,338
$ 3,256
Energy - Alternate Sources - 0.66%
Vestas Wind Systems A/S 16,365 1,332
Engineering & Construction - 0.74%
Vinci SA 18,033 1,473
Food - 4.58%
Associated British Foods PLC 23,214 520
Koninklijke Ahold Delhaize NV 35,625 830
Nestle India Ltd 3,021 653
Nestle SA 50,943 5,215
Uni-President Enterprises Corp 630,000 1,364
X5 Retail Group NV 22,226 594
$ 9,176
Forest Products & Paper - 0.58%
Mondi PLC 68,451 1,155
Hand & Machine Tools - 1.09%
Amada Co Ltd 83,800 657
Techtronic Industries Co Ltd 240,500 1,527
$ 2,184
Healthcare - Products - 1.70%
Carl Zeiss Meditec AG
( c)
5,993 571
GN Store Nord A/S 8,486 376
Koninklijke Philips NV 26,825 1,101
Sartorius Stedim Biotech
( c)
4,466 891
Straumann Holding AG 629 460
$ 3,399
Healthcare - Services - 1.72%
ICON PLC
( c)
10,518 1,431
Lonza Group AG 4,907 2,018
$ 3,449
Holding Companies - Diversified - 0.24%
Swire Pacific Ltd 74,500 474
Home Builders - 0.83%
Persimmon PLC 34,444 814
Taylor Wimpey PLC 583,293 840
$ 1,654

Schedule of Investments
Diversified International Account
March 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 1.35%
Howden Joinery Group PLC 115,537 $ 727
Sony Corp 33,500 1,984
$ 2,711
Insurance - 6.90%
AIA Group Ltd 196,800 1,762
ASR Nederland NV 24,394 613
AXA SA 72,918 1,235
BB Seguridade Participacoes SA 110,431 533
Fairfax Financial Holdings Ltd 2,800 858
Hannover Rueck SE 9,136 1,290
Legal & General Group PLC 658,183 1,555
M&G PLC
( c)
222,912 310
NN Group NV 26,200 712
PICC Property & Casualty Co Ltd 692,000 663
Prudential PLC 103,893 1,302
Sompo Holdings Inc 30,100 928
Tokio Marine Holdings Inc 37,700 1,725
Unipol Gruppo SpA 99,706 340
$ 13,826
Internet - 5.51%
Alibaba Group Holding Ltd ADR
(c)
23,481 4,567
Shopify Inc
( c)
1,558 650
Tencent Holdings Ltd 94,693 4,680
Vipshop Holdings Ltd ADR
(c)
72,794 1,134
$ 11,031
Leisure Products & Services - 0.12%
BRP Inc 15,100 246
Machinery - Diversified - 1.31%
Keyence Corp 4,000 1,286
Miura Co Ltd 19,400 686
Valmet Oyj
( c)
33,058 642
$ 2,614
Metal Fabrication & Hardware - 0.67%
NSK Ltd 69,300 441
SKF AB 66,753 910
$ 1,351
Mining - 2.11%
Franco-Nevada Corp 11,183 1,113
MMC Norilsk Nickel PJSC ADR 58,315 1,415
Rio Tinto Ltd 32,870 1,693
$ 4,221
Miscellaneous Manufacturers - 0.68%
JSR Corp 36,800 673
Pidilite Industries Ltd 20,126 361
Trelleborg AB 30,308 322
$ 1,356
Oil & Gas - 3.34%
BP PLC 307,683 1,262
LUKOIL PJSC ADR 9,229 544
Neste Oyj 63,955 2,126
Parkland Fuel Corp 20,600 363
Petrobras Distribuidora SA 111,700 338
PTT PCL 552,900 511
Reliance Industries Ltd 58,524 854
Suncor Energy Inc 43,500 694
$ 6,692
Pharmaceuticals - 6.73%
Galapagos NV
( c)
3,530 693
Merck KGaA 12,116 1,223
Novartis AG 42,324 3,492
Novo Nordisk A/S 43,907 2,622
Roche Holding AG 16,938 5,450
$ 13,480
Pipelines - 1.35%
Pembina Pipeline Corp 53,300 1,000
TC Energy Corp 38,300 1,702
$ 2,702
COMMON STOCKS (continued) Shares Held Value (000’s)
Private Equity - 2.92%
3i Group PLC 225,576 $ 2,186
Brookfield Asset Management Inc 70,513 3,125
Intermediate Capital Group PLC 49,460 546
$ 5,857
Real Estate - 1.91%
CK Asset Holdings Ltd 213,500 1,159
PSP Swiss Property AG 6,440 805
Sun Hung Kai Properties Ltd 49,500 647
Vonovia SE 24,305 1,209
$ 3,820
Retail - 4.46%
Alimentation Couche-Tard Inc 95,246 2,244
ANTA Sports Products Ltd 171,000 1,241
Hennes & Mauritz AB 59,073 756
Home Product Center PCL 1,333,500 446
JD Sports Fashion PLC 75,572 423
Li Ning Co Ltd 299,500 862
Lojas Renner SA 21,500 139
Pan Pacific International Holdings Corp 67,600 1,280
Wal-Mart de Mexico SAB de CV 495,022 1,166
WH Smith PLC 26,476 372
$ 8,929
Semiconductors - 7.62%
ASML Holding NV 10,696 2,820
NXP Semiconductors NV 16,855 1,398
Samsung Electronics Co Ltd 105,075 4,085
SK Hynix Inc 29,025 1,962
Taiwan Semiconductor Manufacturing Co Ltd 555,140 4,998
$ 15,263
Software - 1.84%
AVEVA Group PLC 13,626 587
Capcom Co Ltd 26,800 840
Dassault Systemes SE 8,014 1,170
Nemetschek SE 9,246 451
Tech Mahindra Ltd 85,498 637
$ 3,685
Telecommunications - 3.87%
Deutsche Telekom AG
( c)
93,801 1,211
Nice Ltd ADR
(c)
9,031 1,297
Nippon Telegraph & Telephone Corp 103,000 2,463
Orange SA 68,999 835
SoftBank Group Corp 55,100 1,951
$ 7,757
Toys, Games & Hobbies - 0.97%
Nintendo Co Ltd 5,000 1,943
Transportation - 0.90%
Canadian National Railway Co 22,928 1,793
TOTAL COMMON STOCKS $ 194,469
PREFERRED STOCKS - 0.26% Shares Held Value (000's)
Investment Companies - 0.26%
Itausa - Investimentos Itau SA 0.08% 317,046 $ 531
TOTAL PREFERRED STOCKS $ 531
Total Investments $ 198,838
Other Assets and Liabilities -  0.71% 1,423
TOTAL NET ASSETS - 100.00% $ 200,261
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $768 or 0.38% of net assets.

Schedule of Investments
Diversified International Account
March 31, 2020 (unaudited)
See accompanying notes.

Portfolio Summary  ( unaudited)
Location Percent
Japan 14.91%
Switzerland 9.72%
Canada 8.57%
United Kingdom 8.40%
China 7.52%
France 4.87%
Netherlands 4.82%
Germany 3.80%
Korea, Republic Of 3.77%
Taiwan 3.57%
India 3.38%
Hong Kong 3.15%
Denmark 2.81%
Italy 2.31%
United States 1.92%
Australia 1.77%
Ireland 1.56%
Israel 1.56%
Finland 1.38%
Russian Federation 1.28%
Spain 1.27%
Thailand 1.14%
Sweden 0.99%
Singapore 0.97%
Mexico 0.79%
Brazil 0.77%
Peru 0.56%
Norway 0.53%
Belgium 0.35%
Austria 0.31%
Indonesia 0.28%
Hungary 0.21%
Portugal 0.05%
Other Assets and Liabilities
0.71%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales March 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 0.53% $ 2,370 $ 14,408 $ 12,940 $ 3,838
$ 2,370 $ 14,408 $ 12,940 $ 3,838
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 0.53% $ 7 $ — $ — $ —
$ 7 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Equity Income Account
March 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.95% Shares Held Value (000's)
Money Market Funds - 3.95%
BlackRock Liquidity FedFund 0.36%
(a),(b)
2,492,649 $ 2,492
Principal Government Money Market Fund
0.53%
(a),(c)
20,134,918 20,135
$ 22,627
TOTAL INVESTMENT COMPANIES $ 22,627
COMMON STOCKS - 94.94% Shares Held Value (000's)
Apparel - 1.37%
NIKE Inc 19,770 1,636
VF Corp 114,837 6,210
$ 7,846
Automobile Manufacturers - 1.77%
PACCAR Inc 165,904 10,142
Automobile Parts & Equipment - 1.32%
Magna International Inc 236,290 7,542
Banks - 9.80%
First Republic Bank/CA 106,007 8,722
JPMorgan Chase & Co 166,790 15,016
Morgan Stanley 161,073 5,477
PNC Financial Services Group Inc/The 125,657 12,028
Truist Financial Corp 209,741 6,468
US Bancorp 246,421 8,489
$ 56,200
Beverages - 1.71%
Coca-Cola Co/The 221,989 9,823
Biotechnology - 0.98%
Corteva Inc 238,002 5,593
Chemicals - 2.54%
Air Products & Chemicals Inc 37,621 7,510
DuPont de Nemours Inc 25,679 876
PPG Industries Inc 73,640 6,156
$ 14,542
Computers - 1.41%
Apple Inc 31,848 8,099
Diversified Financial Services - 3.67%
BlackRock Inc 31,355 13,795
Discover Financial Services 203,758 7,268
$ 21,063
Electric - 7.05%
Eversource Energy 99,953 7,817
NextEra Energy Inc 32,157 7,738
Sempra Energy 75,145 8,491
WEC Energy Group Inc 91,331 8,049
Xcel Energy Inc 137,909 8,316
$ 40,411
Electronics - 0.85%
Honeywell International Inc 36,612 4,898
Food - 4.34%
Hormel Foods Corp 309,206 14,421
Tyson Foods Inc 180,781 10,462
$ 24,883
Healthcare - Products - 4.03%
Abbott Laboratories 149,271 11,779
Medtronic PLC 125,747 11,340
$ 23,119
Healthcare - Services - 1.43%
HCA Healthcare Inc 90,997 8,176
Insurance - 5.21%
Allstate Corp/The 30,685 2,815
Chubb Ltd 101,462 11,332
Fidelity National Financial Inc 312,743 7,781
Swiss Re AG ADR 419,860 7,973
$ 29,901
Machinery - Diversified - 2.01%
Deere & Co 83,349 11,516
Media - 2.18%
Walt Disney Co/The 129,393 12,499
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 1.76%
3M Co 16,061 $ 2,193
Parker-Hannifin Corp 60,689 7,873
$ 10,066
Oil & Gas - 4.31%
Chevron Corp 101,335 7,343
EOG Resources Inc 165,110 5,931
Exxon Mobil Corp 53,075 2,015
Marathon Petroleum Corp 227,288 5,368
Royal Dutch Shell PLC - B shares ADR 123,322 4,028
$ 24,685
Pharmaceuticals - 10.03%
Becton Dickinson and Co 38,586 8,866
Merck & Co Inc 187,548 14,430
Novartis AG ADR 118,360 9,759
Pfizer Inc 275,052 8,977
Roche Holding AG ADR 382,155 15,504
$ 57,536
Pipelines - 1.16%
Enterprise Products Partners LP 466,091 6,665
Private Equity - 1.91%
KKR & Co Inc 467,066 10,962
REITs - 6.05%
Alexandria Real Estate Equities Inc 74,554 10,218
Digital Realty Trust Inc 127,417 17,700
Realty Income Corp 136,354 6,799
$ 34,717
Retail - 3.54%
Costco Wholesale Corp 49,821 14,206
Starbucks Corp 92,791 6,100
$ 20,306
Semiconductors - 2.68%
Microchip Technology Inc 104,797 7,105
Taiwan Semiconductor Manufacturing Co Ltd
ADR
173,113 8,273
$ 15,378
Software - 3.39%
Fidelity National Information Services Inc 54,907 6,679
Microsoft Corp 38,555 6,081
SAP SE ADR
(d)
60,303 6,663
$ 19,423
Telecommunications - 5.10%
BCE Inc 330,104 13,488
Verizon Communications Inc 292,969 15,741
$ 29,229
Toys, Games & Hobbies - 1.98%
Hasbro Inc 158,533 11,343
Transportation - 1.36%
Union Pacific Corp 55,099 7,771
TOTAL COMMON STOCKS $ 544,334
Total Investments $ 566,961
Other Assets and Liabilities -  1.11% 6,374
TOTAL NET ASSETS - 100.00% $ 573,335
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,492 or
0.43% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security or a portion of the security was on loan at the end of the period.

Schedule of Investments
Equity Income Account
March 31, 2020 (unaudited)
See accompanying notes.

Portfolio Summary  ( unaudited)
Sector Percent
Financial 26.64%
Consumer, Non-cyclical 22.52%
Consumer, Cyclical 9.98%
Technology 7.48%
Communications 7.28%
Utilities 7.05%
Industrial 5.98%
Energy 5.47%
Money Market Funds 3.95%
Basic Materials 2.54%
Other Assets and Liabilities
1.11%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales March 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 0.53% $ 14,848 $ 54,045 $ 48,758 $ 20,135
$ 14,848 $ 54,045 $ 48,758 $ 20,135
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 0.53% $ 52 $ — $ — $ —
$ 52 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Government & High Quality Bond Account
March 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.68% Shares Held Value (000's)
Money Market Funds - 2.68%
BlackRock Liquidity FedFund 0.36%
(a),(b)
1,567,912 $ 1,568
Principal Government Money Market Fund
0.53%
(a),(c)
5,063,381 5,063
$ 6,631
TOTAL INVESTMENT COMPANIES $ 6,631
BONDS - 23.54%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 0.05%
AmeriCredit Automobile Receivables 2016-1
2.89%, 01/10/2022 $ 117 $ 116
Commercial Mortgage Backed Securities - 8.11%
BANK 2019-BNK21
3.52%, 10/17/2052 2,000 1,392
CD 2017-CD3 Mortgage Trust
3.98%, 02/10/2050
(d)
1,000 948
COMM 2014-CCRE19 Mortgage Trust
4.73%, 08/10/2047
(d)
600 531
COMM 2014-UBS5 Mortgage Trust
4.61%, 09/10/2047
(d)
1,000 880
Freddie Mac Multifamily Structured Pass
Through Certificates
2.37%, 05/25/2022 1,100 1,122
3.30%, 04/25/2023
(d)
1,300 1,380
3.46%, 08/25/2023
(d)
1,200 1,284
3.53%, 10/25/2023
(d)
870 936
3.65%, 02/25/2028
(d)
700 810
Ginnie Mae
0.53%, 10/16/2054
(d),(e)
10,036 214
0.55%, 04/16/2047
(d),(e)
9,045 271
0.58%, 03/16/2060
(d),(e)
4,551 249
0.61%, 11/16/2045
(d),(e)
15,011 453
0.68%, 11/16/2052
(d),(e)
11,813 402
0.77%, 09/16/2053
(d),(e)
8,829 302
0.81%, 02/16/2055
(d),(e)
21,276 563
0.83%, 02/16/2053
(d),(e)
10,608 524
2.60%, 05/16/2059 636 646
2.60%, 03/16/2060 1,091 1,109
GS Mortgage Securities Trust 2014-GC20
4.97%, 04/10/2047
(d)
300 271
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
5.42%, 08/15/2046
(d),(f)
2,000 2,025
JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16
4.96%, 12/15/2046
(d)
1,800 1,835
JPMDB Commercial Mortgage Securities Trust
2018-C8
4.74%, 06/15/2051
(d)
500 403
Wells Fargo Commercial Mortgage Trust
2014-LC16
4.46%, 08/15/2050 600 526
WFRBS Commercial Mortgage Trust 2014-C23
4.38%, 10/15/2057
(d)
1,000 997
$ 20,073
Credit Card Asset Backed Securities - 1.02%
Chase Issuance Trust
0.90%, 04/17/2023 2,558 2,537
1.00 x 1 Month USD LIBOR + 0.20%
Mortgage Backed Securities - 13.62%
EverBank Mortgage Loan Trust 18-1
3.50%, 02/25/2048
(d),(f)
544 548
Fannie Mae Grantor Trust 2005-T1
1.30%, 05/25/2035 196 193
1.00 x 1 Month USD LIBOR + 0.35%
Fannie Mae Interest Strip
3.50%, 12/25/2043
(d),(e)
1,369 205
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS
2.14%, 06/25/2045
(e)
$ 3,430 $ 181
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 0.00%
3.00%, 10/25/2040
(e)
4,514 225
3.00%, 04/25/2042 855 906
3.00%, 08/25/2042 274 286
3.00%, 02/25/2043 395 415
3.00%, 01/25/2046 660 696
3.00%, 03/25/2046 630 664
3.00%, 05/25/2048 189 198
3.50%, 01/25/2040
(e)
2,025 97
3.50%, 11/25/2042 2,500 2,712
4.00%, 12/25/2039
(e)
943 41
4.00%, 03/25/2045 1,000 1,194
4.50%, 04/25/2045
(e)
2,793 433
4.95%, 03/25/2042
(e)
1,298 230
(1.00) x 1 Month USD LIBOR + 5.90%
5.05%, 10/25/2046
(e)
676 134
(1.00) x 1 Month USD LIBOR + 6.00%
5.55%, 04/25/2042
(e)
948 186
(1.00) x 1 Month USD LIBOR + 6.50%
7.00%, 04/25/2032 105 123
Freddie Mac REMICS
1.50%, 04/15/2028 817 827
2.17%, 05/15/2038
(e)
3,009 159
1.00 x 12 Month Treasury Average Index
+ 0.00%
2.50%, 11/15/2032 851 897
2.50%, 02/15/2043 833 874
3.00%, 11/15/2030
(e)
1,865 53
3.00%, 11/15/2035 950 1,011
3.00%, 06/15/2040 395 413
3.00%, 10/15/2041 804 845
3.00%, 04/15/2046 264 284
3.50%, 03/15/2029 301 325
3.50%, 08/15/2040
(e)
2,172 130
3.50%, 05/15/2043 946 996
3.50%, 09/15/2043 1,200 1,293
4.00%, 05/15/2039 4,200 4,410
5.95%, 09/15/2041
(e)
1,798 237
(1.00) x 1 Month USD LIBOR + 6.65%
Ginnie Mae
3.50%, 12/20/2034
(e)
23 —
3.50%, 05/20/2039 63 64
3.50%, 10/20/2044
(e)
4,568 502
3.50%, 11/20/2045 930 987
4.00%, 02/20/2044
(e)
2,894 219
4.00%, 04/20/2044
(e)
1,484 105
4.00%, 01/20/2046
(e)
1,506 113
5.33%, 06/20/2046
(e)
663 133
(1.00) x 1 Month USD LIBOR + 6.10%
5.37%, 12/20/2043
(e)
1,461 344
(1.00) x 1 Month USD LIBOR + 6.14%
5.40%, 07/16/2043
(e)
3,370 659
(1.00) x 1 Month USD LIBOR + 6.10%
5.43%, 08/20/2042
(e)
1,211 180
(1.00) x 1 Month USD LIBOR + 6.20%
5.43%, 09/20/2047
(e)
749 141
(1.00) x 1 Month USD LIBOR + 6.20%
5.48%, 06/20/2044
(e)
1,886 254
(1.00) x 1 Month USD LIBOR + 6.25%
5.55%, 08/16/2045
(e)
469 97
(1.00) x 1 Month USD LIBOR + 6.25%
5.98%, 11/20/2045
(e)
692 154
(1.00) x 1 Month USD LIBOR + 6.75%
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(d),(f)
635 620

Schedule of Investments
Government & High Quality Bond Account
March 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
JP Morgan Mortgage Trust 2017-3
3.83%, 08/25/2047
(d),(f)
$ 561 $ 517
JP Morgan Mortgage Trust 2018-8
4.00%, 01/25/2049
(d),(f)
629 622
JP Morgan Mortgage Trust 2019-9
3.50%, 05/25/2050
(d),(f)
1,200 1,155
New Residential Mortgage Loan Trust 2014-1
5.00%, 01/25/2054
(d),(f)
1,435 1,427
New Residential Mortgage Loan Trust 2015-2
5.53%, 08/25/2055
(d),(f)
1,055 1,046
Sequoia Mortgage Trust 2013-2
3.64%, 02/25/2043
(d)
676 651
Sequoia Mortgage Trust 2017-2
3.63%, 02/25/2047
(d),(f)
463 430
Sequoia Mortgage Trust 2017-3
3.80%, 04/25/2047
(d),(f)
464 438
Sequoia Mortgage Trust 2018-5
3.50%, 05/25/2048
(d),(f)
464 452
$ 33,731
Other Asset Backed Securities - 0.74%
Chase Funding Trust Series 2004-1
1.41%, 12/25/2033 97 81
1.00 x 1 Month USD LIBOR + 0.46%
CNH Equipment Trust 2016-C
1.76%, 09/15/2023 500 496
Towd Point Mortgage Trust
4.25%, 10/25/2053
(d),(f)
550 534
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 722 731
$ 1,842
TOTAL BONDS $ 58,299
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 71.14%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 10.91%
2.00%, 10/01/2031 $ 644 $ 663
2.50%, 02/01/2028 568 592
3.00%, 02/01/2027 200 210
3.00%, 01/01/2031 495 523
3.00%, 01/01/2033 854 901
3.00%, 03/01/2037 371 392
3.00%, 08/01/2042 663 700
3.00%, 10/01/2042 1,009 1,071
3.00%, 10/01/2042 933 987
3.00%, 10/01/2042 488 516
3.00%, 05/01/2043 658 696
3.00%, 10/01/2046 707 751
3.00%, 01/01/2047 918 974
3.50%, 02/01/2032 992 1,066
3.50%, 04/01/2042 1,395 1,496
3.50%, 05/01/2042 536 575
3.50%, 07/01/2042 1,958 2,101
3.50%, 02/01/2044 764 816
3.50%, 07/01/2046 643 692
3.50%, 01/01/2048 947 1,019
3.50%, 04/01/2049 1,966 2,105
4.00%, 07/01/2042 706 780
4.00%, 01/01/2043 893 967
4.00%, 06/01/2043 1,089 1,184
4.00%, 10/01/2045 1,087 1,192
4.00%, 01/01/2048 1,120 1,235
4.23%, 09/01/2032 13 13
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.23%
4.50%, 11/01/2043 789 881
5.00%, 10/01/2025 91 98
5.00%, 02/01/2033 135 149
5.00%, 06/01/2033 149 162
5.00%, 01/01/2034 423 468
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.00%, 07/01/2035 $ 85 $ 94
5.00%, 07/01/2035 20 22
5.00%, 07/01/2035 9 10
5.00%, 10/01/2035 37 41
5.50%, 03/01/2033 92 103
5.50%, 04/01/2038 3 4
5.50%, 05/01/2038 29 32
6.00%, 12/01/2023 2 2
6.00%, 05/01/2031 10 12
6.00%, 12/01/2031 11 12
6.00%, 09/01/2032 6 7
6.00%, 11/01/2033 48 55
6.00%, 11/01/2033 12 13
6.00%, 09/01/2034 43 49
6.00%, 02/01/2035 37 43
6.00%, 10/01/2036 40 46
6.00%, 03/01/2037 38 43
6.00%, 01/01/2038 71 82
6.00%, 01/01/2038 7 8
6.00%, 04/01/2038 30 34
6.50%, 12/01/2021 4 4
6.50%, 04/01/2022 6 6
6.50%, 05/01/2022 4 5
6.50%, 05/01/2023 5 5
6.50%, 04/01/2024 2 2
6.50%, 04/01/2026 2 2
6.50%, 05/01/2026 2 3
6.50%, 05/01/2026 1 1
6.50%, 01/01/2028 3 3
6.50%, 03/01/2028 2 2
6.50%, 10/01/2028 13 15
6.50%, 11/01/2028 3 3
6.50%, 12/01/2028 6 7
6.50%, 03/01/2029 3 3
6.50%, 07/01/2031 18 20
6.50%, 08/01/2031 5 5
6.50%, 10/01/2031 7 8
6.50%, 10/01/2031 7 8
6.50%, 12/01/2031 12 13
6.50%, 02/01/2032 11 13
6.50%, 05/01/2032 29 33
6.50%, 04/01/2035 5 6
7.00%, 09/01/2023 4 4
7.00%, 12/01/2023 2 2
7.00%, 01/01/2024 2 2
7.00%, 09/01/2027 3 3
7.00%, 01/01/2028 22 24
7.00%, 04/01/2028 12 14
7.00%, 05/01/2028 2 2
7.00%, 10/01/2031 5 6
7.00%, 10/01/2031 11 13
7.00%, 04/01/2032 40 47
7.50%, 10/01/2030 7 8
7.50%, 02/01/2031 4 4
7.50%, 02/01/2031 2 2
7.50%, 02/01/2031 7 9
8.00%, 10/01/2030 14 16
8.50%, 07/01/2029 16 17
$ 27,027
Federal National Mortgage Association (FNMA) - 0.52%
3.00%, 04/01/2043 850 895
3.61%, 12/01/2033 79 80
1.00 x 12 Month USD LIBOR + 1.61%
3.64%, 12/01/2032 11 11
1.00 x 12 Month USD LIBOR + 1.64%
4.56%, 07/01/2034 15 15
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.19%

Schedule of Investments
Government & High Quality Bond Account
March 31, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)
5.50%, 05/01/2033 $ 13 $ 14
6.00%, 05/01/2037 160 182
6.50%, 08/01/2025 15 16
6.50%, 11/01/2032 14 15
7.00%, 08/01/2028 13 15
7.00%, 12/01/2028 10 11
7.50%, 11/01/2029 12 12
8.00%, 05/01/2027 6 6
8.50%, 10/01/2027 23 24
$ 1,296
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 33.96%
2.00%, 02/01/2032 389 401
2.50%, 06/01/2027 911 948
2.50%, 08/01/2028 635 664
2.50%, 12/01/2031 752 785
2.50%, 09/01/2032 516 539
3.00%, 05/01/2029 722 761
3.00%, 08/01/2031 1,352 1,430
3.00%, 12/01/2034 1,794 1,879
3.00%, 10/01/2036 566 604
3.00%, 10/01/2042 1,367 1,447
3.00%, 11/01/2042 1,481 1,568
3.00%, 12/01/2042 1,330 1,408
3.00%, 02/01/2043 982 1,042
3.00%, 06/01/2043 1,668 1,766
3.00%, 08/01/2043 1,156 1,224
3.00%, 09/01/2046 1,372 1,455
3.00%, 10/01/2046 954 1,007
3.00%, 11/01/2046 1,431 1,518
3.00%, 01/01/2047 897 952
3.00%, 01/01/2047 923 979
3.00%, 10/01/2049 2,043 2,141
3.00%, 12/01/2049 1,433 1,502
3.50%, 08/01/2031 696 742
3.50%, 02/01/2033 1,102 1,174
3.50%, 09/01/2033 1,512 1,611
3.50%, 06/01/2039 583 625
3.50%, 02/01/2042 1,049 1,132
3.50%, 09/01/2042 1,705 1,830
3.50%, 11/01/2042 1,140 1,223
3.50%, 12/01/2042 1,219 1,311
3.50%, 02/01/2043 450 485
3.50%, 09/01/2044 1,786 1,927
3.50%, 10/01/2044 559 603
3.50%, 11/01/2044 541 584
3.50%, 03/01/2045 557 599
3.50%, 03/01/2045 1,271 1,363
3.50%, 06/01/2045 902 974
3.50%, 09/01/2045 802 861
3.50%, 10/01/2045 624 673
3.50%, 11/01/2045 621 667
3.50%, 01/01/2046 624 673
3.50%, 03/01/2046 443 478
3.50%, 04/01/2046 959 1,035
3.50%, 03/01/2047 936 1,010
3.50%, 10/01/2047 688 742
3.50%, 11/01/2048 1,906 2,056
3.50%, 05/01/2049 904 971
4.00%, 01/01/2034 463 505
4.00%, 10/01/2037 826 896
4.00%, 02/01/2041 1,256 1,373
4.00%, 02/01/2042 744 815
4.00%, 08/01/2043 441 487
4.00%, 10/01/2043 349 378
4.00%, 08/01/2044 483 533
4.00%, 10/01/2044 1,453 1,581
4.00%, 11/01/2044 468 516
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 12/01/2044 $ 789 $ 871
4.00%, 02/01/2045 792 874
4.00%, 08/01/2045 754 832
4.00%, 07/01/2046 656 724
4.00%, 08/01/2046 1,453 1,580
4.00%, 07/01/2047 972 1,072
4.00%, 10/01/2047 859 941
4.00%, 12/01/2047 793 875
4.50%, 08/01/2039 1,481 1,639
4.50%, 03/01/2042 373 416
4.50%, 09/01/2043 1,552 1,731
4.50%, 10/01/2043 822 916
4.50%, 11/01/2043 908 1,013
4.50%, 09/01/2045 663 735
4.50%, 10/01/2045 865 965
4.50%, 11/01/2045 1,274 1,411
4.50%, 08/01/2048 926 1,026
4.50%, 09/01/2048 1,687 1,880
4.50%, 12/01/2048 1,260 1,380
5.00%, 05/01/2033 1,014 1,128
5.00%, 04/01/2035 72 80
5.00%, 04/01/2035 98 109
5.00%, 07/01/2035 5 5
5.00%, 02/01/2038 332 372
5.00%, 02/01/2040 1,152 1,297
5.00%, 07/01/2041 920 1,040
5.50%, 05/01/2024 5 6
5.50%, 06/01/2033 51 58
5.50%, 02/01/2037 3 3
5.50%, 03/01/2038 86 97
6.00%, 06/01/2022 7 8
6.00%, 11/01/2028 12 13
6.00%, 12/01/2031 5 6
6.00%, 01/01/2033 42 48
6.00%, 07/01/2037 105 118
6.00%, 11/01/2037 3 3
6.00%, 12/01/2037 8 8
6.00%, 03/01/2038 54 62
6.50%, 11/01/2023 14 15
6.50%, 05/01/2024 4 5
6.50%, 09/01/2024 6 7
6.50%, 07/01/2025 9 10
6.50%, 02/01/2026 3 3
6.50%, 03/01/2026 1 1
6.50%, 05/01/2026 2 3
6.50%, 06/01/2026 1 1
6.50%, 07/01/2028 8 9
6.50%, 09/01/2028 15 17
6.50%, 02/01/2029 2 2
6.50%, 03/01/2029 5 5
6.50%, 04/01/2029 4 5
6.50%, 06/01/2031 10 11
6.50%, 01/01/2032 4 4
6.50%, 04/01/2032 12 13
6.50%, 08/01/2032 8 9
6.50%, 02/01/2033 8 10
6.50%, 12/01/2036 32 38
6.50%, 07/01/2037 24 30
6.50%, 07/01/2037 13 16
6.50%, 02/01/2038 26 31
7.00%, 10/01/2029 12 14
7.00%, 05/01/2031 4 4
7.00%, 11/01/2031 18 21
8.00%, 06/01/2030 2 2
$ 84,081

Schedule of Investments
Government & High Quality Bond Account
March 31, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) - 11.28%
3.00%, 11/15/2042 $ 788 $ 835
3.00%, 12/15/2042 1,471 1,561
3.00%, 02/15/2043 1,321 1,423
3.00%, 05/15/2043 1,792 1,924
3.00%, 07/20/2046 852 913
3.00%, 12/20/2046 1,113 1,189
3.00%, 02/20/2047 1,319 1,407
3.00%, 08/20/2047 956 1,021
3.50%, 01/15/2043 1,094 1,193
3.50%, 05/15/2043 1,223 1,333
3.50%, 06/20/2043 712 772
3.50%, 04/20/2045 685 736
3.50%, 06/20/2046 98 106
3.50%, 02/20/2047 765 830
3.50%, 04/20/2047 1,695 1,786
3.50%, 05/20/2047 888 959
3.50%, 11/20/2047 680 727
3.50%, 02/20/2048 1,929 2,047
4.00%, 08/15/2041 877 962
4.00%, 07/20/2047 806 867
4.00%, 01/20/2048 3,472 3,818
4.50%, 07/15/2040 456 507
5.00%, 09/15/2033 4 5
5.00%, 02/15/2034 257 285
5.00%, 09/15/2039 33 36
5.50%, 11/15/2033 21 23
5.50%, 05/20/2035 110 123
5.50%, 03/15/2039 84 92
6.00%, 04/20/2026 3 4
6.00%, 05/20/2026 2 2
6.00%, 03/20/2028 2 2
6.00%, 06/20/2028 12 13
6.00%, 07/20/2028 6 7
6.00%, 02/20/2029 6 7
6.00%, 03/20/2029 12 14
6.00%, 07/20/2029 13 15
6.00%, 07/20/2033 99 113
6.50%, 12/20/2025 6 7
6.50%, 02/20/2026 4 4
6.50%, 03/20/2031 9 10
6.50%, 04/20/2031 10 12
7.00%, 01/15/2028 1 1
7.00%, 01/15/2028 1 1
7.00%, 01/15/2028 4 4
7.00%, 01/15/2028 2 3
7.00%, 01/15/2028 1 1
7.00%, 03/15/2028 53 55
7.00%, 05/15/2028 5 5
7.00%, 01/15/2029 11 12
7.00%, 03/15/2029 4 4
7.00%, 05/15/2031 7 8
7.00%, 09/15/2031 25 29
7.00%, 06/15/2032 82 94
7.50%, 04/15/2023 5 5
7.50%, 09/15/2023 1 1
7.50%, 09/15/2023 1 1
7.50%, 10/15/2023 3 3
7.50%, 11/15/2023 2 2
8.00%, 07/15/2026 1 1
8.00%, 08/15/2026 2 2
8.00%, 01/15/2027 1 1
8.00%, 02/15/2027 1 1
$ 27,924
U.S. Treasury - 3.24%
2.13%, 12/31/2022 2,400 2,522
3.13%, 05/15/2021 2,500 2,584
4.50%, 02/15/2036
(g)
1,000 1,534
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
5.25%, 11/15/2028 $ 1,000 $ 1,389
$ 8,029
U.S. Treasury Bill - 10.30%
0.08%, 07/02/2020
(h)
7,500 7,498
1.01%, 04/30/2020
(h)
18,000 17,999
$ 25,497
U.S. Treasury Strip - 0.93%
0.00%, 05/15/2020
(i),(j)
2,300 2,300
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 176,154
Total Investments $ 241,084
Other Assets and Liabilities -  2.64% 6,532
TOTAL NET ASSETS - 100.00% $ 247,616
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,568 or
0.63% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security is an Interest Only Strip.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $9,814 or 3.96% of net assets.
(g) Security or a portion of the security was on loan at the end of the period.
(h) Rate shown is the discount rate of the original purchase.
(i) Non-income producing security
(j) Security is a Principal Only Strip.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 78.40%
Government 14.47%
Money Market Funds 2.68%
Asset Backed Securities 1.81%
Other Assets and Liabilities
2.64%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Government & High Quality Bond Account
March 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales March 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 0.53% $ 6,646 $ 39,123 $ 40,706 $ 5,063
$ 6,646 $ 39,123 $ 40,706 $ 5,063
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 0.53% $ 27 $ — $ — $ —
$ 27 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; June 2020 Short 44 $ 6,102 $ (174)
US Long Bond; June 2020 Short 26 4,656 (70)
Total $ (244)
Amounts in thousands except contracts.

Schedule of Investments
International Emerging Markets Account
March 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.12% Shares Held Value (000's)
Money Market Funds - 3.12%
Principal Government Money Market Fund
0.53%
(a),(b)
2,050,455 $ 2,050
TOTAL INVESTMENT COMPANIES $ 2,050
COMMON STOCKS - 95.17% Shares Held Value (000's)
Aerospace & Defense - 0.18%
Hanwha Aerospace Co Ltd
( c)
7,062 118
Agriculture - 0.46%
KT&G Corp 4,923 301
Apparel - 0.34%
Fila Holdings Corp 9,559 226
Automobile Manufacturers - 1.79%
Hyundai Motor Co 6,790 489
Kia Motors Corp 21,180 446
Maruti Suzuki India Ltd 4,220 238
$ 1,173
Banks - 8.22%
Banco do Brasil SA 51,700 276
Bank Rakyat Indonesia Persero Tbk PT 2,142,100 393
Credicorp Ltd 4,478 641
Grupo Financiero Banorte SAB de CV 106,200 291
HDFC Bank Ltd 49,866 568
ICICI Bank Ltd 110,763 482
Kotak Mahindra Bank Ltd 8,234 140
OTP Bank Nyrt 24,121 692
PT Bank Central Asia Tbk 390,900 659
RHB Bank Bhd 207,500 226
Sberbank of Russia PJSC ADR 52,139 491
Shinhan Financial Group Co Ltd 23,195 543
$ 5,402
Beverages - 0.89%
Thai Beverage PCL 1,386,800 587
Building Materials - 3.14%
Anhui Conch Cement Co Ltd 104,595 801
China Lesso Group Holdings Ltd 316,000 409
Huaxin Cement Co Ltd 154,875 500
UltraTech Cement Ltd 8,276 354
$ 2,064
Commercial Services - 1.10%
New Oriental Education & Technology Group Inc
ADR
(c)
6,655 720
Computers - 0.28%
Wiwynn Corp 8,000 184
Consumer Products - 0.94%
Hindustan Unilever Ltd 20,353 617
Cosmetics & Personal Care - 0.34%
Colgate-Palmolive India Ltd 13,610 225
Diversified Financial Services - 4.82%
Bajaj Finance Ltd 11,808 345
Cholamandalam Investment and Finance Co Ltd 29,999 60
CTBC Financial Holding Co Ltd 790,000 465
Housing Development Finance Corp Ltd 52,992 1,144
KB Financial Group Inc 18,764 528
Muthoot Finance Ltd 16,285 132
Tisco Financial Group PCL 230,900 492
$ 3,166
Electrical Components & Equipment - 0.51%
Delta Electronics Inc 85,000 336
Electronics - 0.92%
FLEXium Interconnect Inc 64,000 200
Taiwan Union Technology Corp 101,000 402
$ 602
Engineering & Construction - 0.59%
Daelim Industrial Co Ltd 3,522 211
Grupo Aeroportuario del Pacifico SAB de CV 31,900 173
$ 384
COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 3.79%
Indofood Sukses Makmur Tbk PT 715,100 $ 276
Minerva SA/ Brazil
( c)
136,200 208
Nestle India Ltd 1,520 329
Tingyi Cayman Islands Holding Corp 268,000 436
Uni-President Enterprises Corp 340,000 736
X5 Retail Group NV 18,859 504
$ 2,489
Forest Products & Paper - 0.31%
Mondi PLC 11,975 202
Gas - 1.27%
China Resources Gas Group Ltd 48,000 241
ENN Energy Holdings Ltd 61,500 596
$ 837
Holding Companies - Diversified - 0.53%
Swire Pacific Ltd 55,000 350
Home Furnishings - 0.57%
Gree Electric Appliances Inc of Zhuhai
( c)
51,096 372
Insurance - 4.86%
AIA Group Ltd 36,800 330
BB Seguridade Participacoes SA 41,300 200
PICC Property & Casualty Co Ltd 918,000 879
Ping An Insurance Group Co of China Ltd 132,000 1,289
Powszechny Zaklad Ubezpieczen SA 66,084 496
$ 3,194
Internet - 22.88%
AfreecaTV Co Ltd 4,514 193
Alibaba Group Holding Ltd ADR
(c)
27,396 5,328
JD.com Inc ADR
(c)
28,202 1,142
Meituan Dianping
( c)
47,700 569
MercadoLibre Inc
( c)
832 406
Naspers Ltd 8,325 1,183
Tencent Holdings Ltd 99,800 4,933
Tencent Music Entertainment Group ADR
(c)
20,274 204
Vipshop Holdings Ltd ADR
(c)
68,941 1,074
$ 15,032
Iron & Steel - 1.19%
Eregli Demir ve Celik Fabrikalari TAS 287,458 326
Severstal PJSC 41,664 456
$ 782
Lodging - 0.34%
NagaCorp Ltd 220,000 223
Mining - 1.98%
Impala Platinum Holdings Ltd 49,011 204
MMC Norilsk Nickel PJSC ADR 33,000 801
Polyus PJSC 4,392 298
$ 1,303
Miscellaneous Manufacturers - 2.24%
Largan Precision Co Ltd 6,000 758
Lens Technology Co Ltd 73,900 150
Pidilite Industries Ltd 13,309 238
Sunny Optical Technology Group Co Ltd 24,800 328
$ 1,474
Oil & Gas - 4.54%
Gazprom PJSC ADR 151,364 686
LUKOIL PJSC ADR 12,562 740
Petrobras Distribuidora SA 138,400 419
Petroleo Brasileiro SA 39,000 107
Reliance Industries Ltd 70,739 1,032
$ 2,984
Real Estate - 3.32%
A-Living Services Co Ltd
( d)
98,250 471
KWG Group Holdings Ltd
( c)
195,000 273
Shenzhen Overseas Chinese Town Co Ltd 330,400 295
Shimao Property Holdings Ltd 198,000 686
Sunac China Holdings Ltd 100,000 456
$ 2,181

Schedule of Investments
International Emerging Markets Account
March 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 3.98%
ANTA Sports Products Ltd 77,000 $ 559
Bosideng International Holdings Ltd 804,000 187
Home Product Center PCL 1,309,500 438
Lojas Renner SA 46,550 301
Magazine Luiza SA 25,900 196
Wal-Mart de Mexico SAB de CV 396,800 935
$ 2,616
Semiconductors - 15.33%
ASPEED Technology Inc 7,000 238
MediaTek Inc 31,000 333
Powertech Technology Inc 69,000 195
Realtek Semiconductor Corp
( c)
53,000 381
Samsung Electronics Co Ltd 81,746 3,178
SK Hynix Inc 20,979 1,418
Taiwan Semiconductor Manufacturing Co Ltd 451,164 4,062
Win Semiconductors Corp 31,000 266
$ 10,071
Software - 1.63%
NetEase Inc ADR 3,334 1,070
Telecommunications - 0.84%
Accton Technology Corp 75,000 402
KT Corp 9,162 148
$ 550
Transportation - 0.52%
Hyundai Glovis Co Ltd 4,621 342
Water - 0.53%
Guangdong Investment Ltd 180,000 345
TOTAL COMMON STOCKS $ 62,522
PREFERRED STOCKS - 1.65% Shares Held Value (000's)
Banks - 0.90%
Banco Bradesco SA 0.02% 146,460 $ 589
Oil & Gas - 0.56%
Petroleo Brasileiro SA 0.00%
( c)
136,800 367
Semiconductors - 0.19%
Samsung Electronics Co Ltd 1417.00% 3,931 128
TOTAL PREFERRED STOCKS $ 1,084
Total Investments $ 65,656
Other Assets and Liabilities -  0.06% 37
TOTAL NET ASSETS - 100.00% $ 65,693
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $471 or 0.72% of net assets.
Portfolio Summary  ( unaudited)
Location Percent
China 34.80%
Taiwan 13.63%
Korea, Republic Of 12.59%
India 8.98%
Russian Federation 6.05%
Brazil 4.06%
Hong Kong 3.24%
United States 3.12%
Thailand 2.31%
Mexico 2.13%
South Africa 2.11%
Indonesia 2.02%
Hungary 1.05%
Peru 0.98%
Poland 0.76%
Argentina 0.62%
Turkey 0.50%
Malaysia 0.34%
Cambodia 0.34%
United Kingdom 0.31%
Other Assets and Liabilities
0.06%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales March 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 0.53% $ 637 $ 8,213 $ 6,800 $ 2,050
$ 637 $ 8,213 $ 6,800 $ 2,050
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 0.53% $ 3 $ — $ — $ —
$ 3 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
LargeCap Growth Account I
March 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.64% Shares Held Value (000's)
Exchange-Traded Funds - 0.05%
Invesco QQQ Trust Series 1 1,123 $ 214
Money Market Funds - 2.51%
BlackRock Liquidity FedFund 0.36%
(a),(b)
1,359,178 1,359
Principal Government Money Market Fund
0.53%
(a),(c)
9,337,107 9,337
$ 10,696
Principal Exchange-Traded Funds - 0.08%
Principal Millennials Index ETF
(c)
4,789 152
Principal Price Setters Index ETF
(c)
1,616 50
Principal Sustainable Momentum Index ETF
(c)
749 17
Principal U.S. Mega-Cap Multi-Factor Index
ETF
(c)
5,280 137
$ 356
TOTAL INVESTMENT COMPANIES $ 11,266
COMMON STOCKS - 97.35% Shares Held Value (000's)
Advertising - 0.02%
Interpublic Group of Cos Inc/The 434 7
Omnicom Group Inc 502 28
Trade Desk Inc/The
(d)
161 31
$ 66
Aerospace & Defense - 1.97%
Boeing Co/The 13,430 2,003
General Dynamics Corp 57 8
HEICO Corp 191 14
HEICO Corp - Class A 337 22
L3Harris Technologies Inc 31,410 5,657
Lockheed Martin Corp 1,004 340
Northrop Grumman Corp 677 205
Raytheon Co 779 102
TransDigm Group Inc 161 52
$ 8,403
Agriculture - 0.04%
Altria Group Inc 4,420 171
Airlines - 0.02%
Alaska Air Group Inc 348 10
Delta Air Lines Inc 543 15
Southwest Airlines Co 1,175 42
$ 67
Apparel - 0.20%
Carter's Inc 148 10
Columbia Sportswear Co 154 11
Hanesbrands Inc 1,369 11
NIKE Inc 8,783 726
Skechers U.S.A. Inc
(d)
388 9
VF Corp 1,215 66
$ 833
Automobile Manufacturers - 0.05%
Tesla Inc
(d)
402 211
Automobile Parts & Equipment - 0.38%
Allison Transmission Holdings Inc 533 17
Aptiv PLC 32,043 1,578
WABCO Holdings Inc
(d)
194 26
$ 1,621
Banks - 0.01%
CIT Group Inc 37 1
Comerica Inc 37 1
First Republic Bank/CA 122 10
Prosperity Bancshares Inc 36 2
Signature Bank/New York NY 122 10
SVB Financial Group
(d)
15 2
Synovus Financial Corp 49 1
Western Alliance Bancorp 42 1
$ 28
Beverages - 1.48%
Brown-Forman Corp - A Shares 238 12
Brown-Forman Corp - B Shares 95,956 5,327
Coca-Cola Co/The 7,306 323
Monster Beverage Corp
(d)
1,479 83
COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages (continued)
PepsiCo Inc 4,713 $ 566
$ 6,311
Biotechnology - 2.49%
Alexion Pharmaceuticals Inc
(d)
7,948 713
Alnylam Pharmaceuticals Inc
(d)
333 36
Amgen Inc 2,083 422
Biogen Inc
(d)
234 74
BioMarin Pharmaceutical Inc
(d)
671 57
Exact Sciences Corp
(d)
525 30
Exelixis Inc
(d)
546 9
Gilead Sciences Inc 692 52
Illumina Inc
(d)
18,323 5,005
Incyte Corp
(d)
10,996 805
Ionis Pharmaceuticals Inc
(d)
478 23
Moderna Inc
(d)
754 23
Regeneron Pharmaceuticals Inc
(d)
62 30
Sage Therapeutics Inc
(d)
195 6
Seattle Genetics Inc
(d)
429 50
Vertex Pharmaceuticals Inc
(d)
13,799 3,283
$ 10,618
Building Materials - 0.03%
Armstrong World Industries Inc 237 19
Eagle Materials Inc 174 10
Fortune Brands Home & Security Inc 268 12
Lennox International Inc 135 24
Martin Marietta Materials Inc 76 14
Vulcan Materials Co 459 50
$ 129
Chemicals - 1.57%
Air Products & Chemicals Inc 86 17
Axalta Coating Systems Ltd
(d)
297 5
CF Industries Holdings Inc 121 4
Ecolab Inc 964 150
NewMarket Corp 29 11
PPG Industries Inc 301 25
RPM International Inc 117 7
Sherwin-Williams Co/The 14,099 6,479
WR Grace & Co 280 10
$ 6,708
Commercial Services - 5.13%
Automatic Data Processing Inc 1,215 166
Avalara Inc
(d)
216 16
Booz Allen Hamilton Holding Corp 614 42
Bright Horizons Family Solutions Inc
(d)
253 26
Cintas Corp 22,965 3,978
CoreLogic Inc/United States 161 5
CoStar Group Inc
(d)
2,461 1,445
Equifax Inc 406 48
Euronet Worldwide Inc
(d)
248 21
FleetCor Technologies Inc
(d)
347 65
Gartner Inc
(d)
382 38
Global Payments Inc 35,104 5,063
H&R Block Inc 341 5
IHS Markit Ltd 1,019 61
MarketAxess Holdings Inc 138 46
Moody's Corp 457 97
Morningstar Inc 90 10
Paylocity Holding Corp
(d)
165 15
PayPal Holdings Inc
(d)
93,733 8,974
Robert Half International Inc 513 19
Rollins Inc 649 23
S&P Global Inc 5,763 1,412
Sabre Corp 685 4
Service Corp International/US 350 14
Square Inc
(d)
1,349 71
TransUnion 766 51
United Rentals Inc
(d)
227 23
Verisk Analytics Inc 637 89

Schedule of Investments
LargeCap Growth Account I
March 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
WEX Inc
(d)
191 $ 20
$ 21,847
Computers - 3.84%
Accenture PLC - Class A 3,433 560
Apple Inc 41,452 10,541
Cognizant Technology Solutions Corp 3,183 148
Dell Technologies Inc
(d)
539 21
EPAM Systems Inc
(d)
223 41
Fortinet Inc
(d)
605 61
Genpact Ltd 155,239 4,533
HP Inc 669 12
International Business Machines Corp 3,403 378
NCR Corp
(d)
741 13
NetApp Inc 1,026 43
$ 16,351
Consumer Products - 0.04%
Avery Dennison Corp 306 31
Church & Dwight Co Inc 979 63
Clorox Co/The 406 70
$ 164
Cosmetics & Personal Care - 1.29%
Estee Lauder Cos Inc/The 34,047 5,425
Procter & Gamble Co/The 849 93
$ 5,518
Distribution & Wholesale - 0.05%
Copart Inc
(d)
825 56
Fastenal Co 2,065 65
LKQ Corp
(d)
423 9
Pool Corp 172 34
WW Grainger Inc 182 45
$ 209
Diversified Financial Services - 4.64%
Alliance Data Systems Corp 94 3
American Express Co 1,640 140
Ameriprise Financial Inc 83 9
Cboe Global Markets Inc 125 11
Charles Schwab Corp/The 27,247 916
Credit Acceptance Corp
(d),(e)
42 11
Discover Financial Services 419 15
E*TRADE Financial Corp 160 5
Evercore Inc - Class A 55 3
Interactive Brokers Group Inc - A Shares 76 3
Intercontinental Exchange Inc 607 49
Lazard Ltd 151 4
LPL Financial Holdings Inc 304 17
Mastercard Inc 34,270 8,278
Raymond James Financial Inc 134 8
SEI Investments Co 253 12
Synchrony Financial 672 11
T Rowe Price Group Inc 247 24
TD Ameritrade Holding Corp 882 31
Virtu Financial Inc 84 2
Visa Inc 62,530 10,075
Western Union Co/The 673 12
XP Inc
(d)
6,711 129
$ 19,768
Electric - 0.83%
NextEra Energy Inc 10,392 2,501
Sempra Energy 9,320 1,053
$ 3,554
Electrical Components & Equipment - 0.02%
AMETEK Inc 744 54
Emerson Electric Co 629 30
$ 84
Electronics - 3.92%
Agilent Technologies Inc 161 12
Allegion plc 309 29
Amphenol Corp 56,970 4,152
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
FLIR Systems Inc 128 $ 4
Fortive Corp 96,120 5,305
Honeywell International Inc 1,490 199
Hubbell Inc 156 18
Jabil Inc 343 9
Keysight Technologies Inc
(d)
751 63
Mettler-Toledo International Inc
(d)
96 66
National Instruments Corp 133 4
PerkinElmer Inc 137 10
Roper Technologies Inc 21,658 6,753
Sensata Technologies Holding PLC
(d)
380 11
Trimble Inc
(d)
313 10
Waters Corp
(d)
260 47
Woodward Inc 208 12
$ 16,704
Entertainment - 0.01%
Madison Square Garden Co/The
(d)
19 4
Vail Resorts Inc 161 24
$ 28
Environmental Control - 0.03%
Republic Services Inc 132 10
Waste Management Inc 1,473 136
$ 146
Food - 0.07%
Campbell Soup Co 447 21
Hershey Co/The 507 67
Kellogg Co 428 26
Lamb Weston Holdings Inc 196 11
McCormick & Co Inc/MD 322 45
Pilgrim's Pride Corp
(d)
393 7
Sprouts Farmers Market Inc
(d)
632 12
Sysco Corp 2,387 109
TreeHouse Foods Inc
(d)
167 7
$ 305
Hand & Machine Tools - 0.00%
Lincoln Electric Holdings Inc 251 17
Healthcare - Products - 8.46%
Abbott Laboratories 3,659 289
ABIOMED Inc
(d)
181 26
Align Technology Inc
(d)
306 53
Avantor Inc
(d)
69,353 866
Baxter International Inc 629 51
Bio-Techne Corp 158 30
Boston Scientific Corp
(d)
3,881 127
Bruker Corp 479 17
Cantel Medical Corp 114 4
Cooper Cos Inc/The 44 12
Danaher Corp 42,755 5,918
Edwards Lifesciences Corp
(d)
28,923 5,455
Envista Holdings Corp
(d)
646 10
Henry Schein Inc
(d)
187 9
Hill-Rom Holdings Inc 178 18
Hologic Inc
(d)
904 32
ICU Medical Inc
(d)
42 9
IDEXX Laboratories Inc
(d)
335 81
Intuitive Surgical Inc
(d)
22,007 10,898
Masimo Corp
(d)
194 34
Penumbra Inc
(d)
127 21
ResMed Inc 556 82
STERIS PLC 56 8
Stryker Corp 24,329 4,051
Teleflex Inc 185 54
Thermo Fisher Scientific Inc 27,488 7,796
Varian Medical Systems Inc
(d)
374 38
West Pharmaceutical Services Inc 238 36
$ 36,025

Schedule of Investments
LargeCap Growth Account I
March 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 2.71%
Anthem Inc 5,081 $ 1,153
Centene Corp
(d)
26,270 1,561
Charles River Laboratories International Inc
(d)
205 26
Chemed Corp 70 30
Encompass Health Corp 236 15
HCA Healthcare Inc 23,715 2,131
Humana Inc 5,711 1,793
IQVIA Holdings Inc
(d)
311 34
Laboratory Corp of America Holdings
(d)
57 7
Molina Healthcare Inc
(d)
215 30
UnitedHealth Group Inc 19,082 4,759
$ 11,539
Home Builders - 0.01%
Lennar Corp - A Shares 518 20
Lennar Corp - B Shares 139 4
NVR Inc
(d)
14 36
$ 60
Home Furnishings - 0.00%
Dolby Laboratories Inc 127 7
Tempur Sealy International Inc
(d)
262 11
$ 18
Housewares - 0.01%
Toro Co/The 470 31
Insurance - 0.12%
Alleghany Corp 5 3
Aon PLC 955 158
Arch Capital Group Ltd
(d)
241 7
Arthur J Gallagher & Co 147 12
Athene Holding Ltd
(d)
269 7
Axis Capital Holdings Ltd 33 1
Brown & Brown Inc 52 2
Erie Indemnity Co 68 10
Everest Re Group Ltd 57 11
Kemper Corp 47 3
Markel Corp
(d)
2 2
Marsh & McLennan Cos Inc 1,814 157
Primerica Inc 136 12
Progressive Corp/The 1,006 74
RenaissanceRe Holdings Ltd 77 11
Travelers Cos Inc/The 426 42
Voya Financial Inc 39 2
$ 514
Internet - 21.22%
Alibaba Group Holding Ltd ADR
(d)
45,600 8,869
Alphabet Inc - A Shares
(d)
10,097 11,733
Alphabet Inc - C Shares
(d)
11,766 13,681
Amazon.com Inc
(d)
14,879 29,009
Booking Holdings Inc
(d)
1,330 1,789
CDW Corp/DE 580 54
eBay Inc 3,044 92
Expedia Group Inc 493 28
F5 Networks Inc
(d)
257 27
Facebook Inc
(d)
65,941 10,999
FireEye Inc
(d)
1,091 12
GoDaddy Inc
(d)
718 41
IAC/InterActiveCorp
(d)
7,786 1,395
Match Group Inc
(d),(e)
260 17
Netflix Inc
(d)
12,606 4,734
Palo Alto Networks Inc
(d)
383 63
Proofpoint Inc
(d)
245 25
Snap Inc Class A
(d)
127,912 1,521
Spotify Technology SA
(d)
17,275 2,098
Tencent Holdings Ltd ADR 82,121 4,031
TripAdvisor Inc 587 10
Twitter Inc
(d)
2,946 72
VeriSign Inc
(d)
302 54
Zendesk Inc
(d)
446 29
$ 90,383
COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services - 0.01%
Planet Fitness Inc
(d)
347 $ 17
Polaris Inc 235 11
$ 28
Lodging - 0.41%
Choice Hotels International Inc 132 8
Hilton Grand Vacations Inc
(d)
225 3
Hilton Worldwide Holdings Inc 16,849 1,150
Las Vegas Sands Corp 673 29
Marriott International Inc/MD 1,083 81
MGM Resorts International 309 4
Wyndham Hotels & Resorts Inc 238 7
Wynn Resorts Ltd 7,842 472
$ 1,754
Machinery - Construction & Mining - 0.01%
BWX Technologies Inc 351 17
Caterpillar Inc 116 14
$ 31
Machinery - Diversified - 0.26%
Deere & Co 94 13
Dover Corp 293 24
Graco Inc 733 36
IDEX Corp 177 24
Ingersoll Rand Inc
(d)
36,081 895
Middleby Corp/The
(d)
248 14
Nordson Corp 235 32
Rockwell Automation Inc 463 70
$ 1,108
Media - 0.11%
Altice USA Inc
(d)
1,248 28
Cable One Inc 17 28
Charter Communications Inc
(d)
253 110
Comcast Corp - Class A 5,914 203
FactSet Research Systems Inc 141 37
Fox Corp - A Shares 341 8
Fox Corp - B Shares 228 5
New York Times Co/The 274 9
Nexstar Media Group Inc 185 11
Sirius XM Holdings Inc
(e)
5,909 29
ViacomCBS Inc 1,210 17
$ 485
Mining - 0.00%
Royal Gold Inc 102 9
Southern Copper Corp 309 9
$ 18
Miscellaneous Manufacturers - 0.12%
3M Co 1,195 163
AptarGroup Inc 114 11
Carlisle Cos Inc 222 28
Donaldson Co Inc 575 22
Illinois Tool Works Inc 1,364 194
Trane Technologies PLC 902 75
$ 493
Office & Business Equipment - 0.01%
Zebra Technologies Corp
(d)
228 42
Oil & Gas - 0.17%
Cabot Oil & Gas Corp 1,053 18
Concho Resources Inc 15,448 662
Parsley Energy Inc 749 4
Pioneer Natural Resources Co 280 20
$ 704
Packaging & Containers - 0.02%
Ball Corp 1,222 79
Berry Global Group Inc
(d)
271 9
Crown Holdings Inc
(d)
298 17
Sealed Air Corp 85 2
$ 107

Schedule of Investments
LargeCap Growth Account I
March 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals - 5.83%
AbbVie Inc 5,582 $ 425
Agios Pharmaceuticals Inc
(d)
21 1
AmerisourceBergen Corp 628 56
Becton Dickinson and Co 8,501 1,953
Bristol-Myers Squibb Co 3,833 214
Cigna Corp 28,001 4,961
DexCom Inc
(d)
27,606 7,433
Eli Lilly & Co 2,377 330
Herbalife Nutrition Ltd
(d)
235 7
Horizon Therapeutics Plc
(d)
152 5
Jazz Pharmaceuticals PLC
(d)
223 22
Johnson & Johnson 2,025 266
McKesson Corp 109 15
Merck & Co Inc 10,031 772
Neurocrine Biosciences Inc
(d)
339 29
PRA Health Sciences Inc
(d)
276 23
Sarepta Therapeutics Inc
(d)
264 26
Zoetis Inc 70,557 8,303
$ 24,841
Pipelines - 0.01%
Cheniere Energy Inc
(d)
522 18
ONEOK Inc 569 12
$ 30
Real Estate - 0.01%
CBRE Group Inc
(d)
510 19
Jones Lang LaSalle Inc 40 4
$ 23
REITs - 2.54%
American Homes 4 Rent 566 13
American Tower Corp 1,979 431
Brookfield Property REIT Inc 317 3
CoreSite Realty Corp 121 14
Crown Castle International Corp 1,157 167
Equinix Inc 440 275
Equity LifeStyle Properties Inc 694 40
Extra Space Storage Inc 401 38
Iron Mountain Inc 141 3
Lamar Advertising Co 354 18
Outfront Media Inc 199 3
Public Storage 313 62
SBA Communications Corp 35,912 9,695
Simon Property Group Inc 757 42
Sun Communities Inc 99 12
UDR Inc 111 4
$ 10,820
Retail - 4.94%
Advance Auto Parts Inc 121 11
AutoZone Inc
(d)
95 80
Best Buy Co Inc 249 14
Burlington Stores Inc
(d)
271 43
CarMax Inc
(d)
344 18
Carvana Co
(d),(e)
33,462 1,843
Chipotle Mexican Grill Inc
(d)
1,305 854
Costco Wholesale Corp 20,677 5,896
Darden Restaurants Inc 510 28
Dollar General Corp 20,663 3,120
Dollar Tree Inc
(d)
531 39
Domino's Pizza Inc 169 55
Dunkin' Brands Group Inc 362 19
Floor & Decor Holdings Inc
(d)
342 11
Home Depot Inc/The 2,549 476
Lowe's Cos Inc 3,287 283
Lululemon Athletica Inc
(d)
6,987 1,325
McDonald's Corp 339 56
Nordstrom Inc
(e)
563 9
O'Reilly Automotive Inc
(d)
296 89
Ross Stores Inc 25,891 2,252
Starbucks Corp 3,297 217
Target Corp 487 45
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
TJX Cos Inc/The 85,203 $ 4,074
Tractor Supply Co 506 43
Wendy's Co/The 1,006 15
Williams-Sonoma Inc 161 7
Yum China Holdings Inc 1,204 51
Yum! Brands Inc 1,072 73
$ 21,046
Semiconductors - 2.34%
Advanced Micro Devices Inc
(d)
29,670 1,349
Analog Devices Inc 134 12
Applied Materials Inc 3,787 173
ASML Holding NV - NY Reg Shares 9,821 2,570
Broadcom Inc 1,079 256
Entegris Inc 563 25
KLA Corp 634 91
Lam Research Corp 354 85
Marvell Technology Group Ltd 32,919 745
Maxim Integrated Products Inc 476 23
Microchip Technology Inc 289 20
NVIDIA Corp 1,631 430
NXP Semiconductors NV 41,386 3,432
QUALCOMM Inc 5,721 387
Skyworks Solutions Inc 103 9
Teradyne Inc 712 39
Texas Instruments Inc 2,619 262
Xilinx Inc 1,002 78
$ 9,986
Shipbuilding - 0.01%
Huntington Ingalls Industries Inc 141 26
Software - 19.16%
Activision Blizzard Inc 136 8
Adobe Inc
(d)
14,583 4,640
Akamai Technologies Inc
(d)
619 57
Alteryx Inc
(d),(e)
191 18
ANSYS Inc
(d)
340 79
Aspen Technology Inc
(d)
308 29
Atlassian Corp PLC
(d)
468 64
Autodesk Inc
(d)
42,867 6,691
Black Knight Inc
(d)
629 37
Broadridge Financial Solutions Inc 495 47
Cadence Design Systems Inc
(d)
1,152 76
CDK Global Inc 624 21
Ceridian HCM Holding Inc
(d)
339 17
Cerner Corp 1,245 78
Change Healthcare Inc
(d)
225 2
Citrix Systems Inc 487 69
Coupa Software Inc
(d)
253 35
DocuSign Inc
(d)
619 57
Dropbox Inc - A Shares
(d)
1,065 19
Electronic Arts Inc
(d)
75,666 7,579
Fair Isaac Corp
(d)
123 38
Fidelity National Information Services Inc 12,797 1,557
Fiserv Inc
(d)
1,573 149
Guidewire Software Inc
(d)
337 27
HubSpot Inc
(d)
164 22
Intuit Inc 44,967 10,343
Jack Henry & Associates Inc 302 47
Manhattan Associates Inc
(d)
333 17
Microsoft Corp 194,449 30,667
MSCI Inc 309 89
Oracle Corp 11,459 554
Paychex Inc 1,297 82
Paycom Software Inc
(d)
201 41
Pegasystems Inc 191 14
PTC Inc
(d)
448 27
RealPage Inc
(d)
373 20
RingCentral Inc
(d)
297 63
salesforce.com Inc
(d)
62,402 8,985
ServiceNow Inc
(d)
7,553 2,165

Schedule of Investments
LargeCap Growth Account I
March 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Slack Technologies Inc
(d)
29,336 $ 787
Snowflake Inc - Class B
(d),(f)
522 20
SolarWinds Corp
(d)
360 6
Splunk Inc
(d)
17,986 2,270
SS&C Technologies Holdings Inc 872 38
Stripe Inc - Class B
(d),(f),(g)
5,754 67
Synopsys Inc
(d)
8,681 1,118
Take-Two Interactive Software Inc
(d)
231 27
Teradata Corp
(d)
665 14
Tyler Technologies Inc
(d)
165 49
Veeva Systems Inc
(d)
515 81
VMware Inc
(d)
14,512 1,757
Workday Inc
(d)
6,638 864
Zynga Inc
(d)
1,461 10
$ 81,638
Telecommunications - 0.22%
Arista Networks Inc
(d)
245 50
Cisco Systems Inc 19,115 751
Motorola Solutions Inc 507 67
Switch Inc 732 11
T-Mobile US Inc
(d)
647 54
Ubiquiti Inc 79 11
$ 944
Toys, Games & Hobbies - 0.01%
Hasbro Inc 527 38
Transportation - 0.50%
CSX Corp 1,354 78
Expeditors International of Washington Inc 518 35
JB Hunt Transport Services Inc 5,481 505
Landstar System Inc 169 16
Norfolk Southern Corp 6,082 888
Old Dominion Freight Line Inc 214 28
Union Pacific Corp 2,768 390
United Parcel Service Inc 1,949 182
$ 2,122
TOTAL COMMON STOCKS $ 414,715
CONVERTIBLE PREFERRED STOCKS
- 0.10% Shares Held Value (000's)
Internet - 0.10%
Airbnb Inc - Series D 0.00%
(d),(f),(g),(h)
3,936 $ 320
Airbnb Inc - Series E 0.00%
(d),(f),(g),(h)
1,119 91
$ 411
TOTAL CONVERTIBLE PREFERRED STOCKS $ 411
PREFERRED STOCKS - 0.24% Shares Held Value (000's)
Automobile Manufacturers - 0.15%
Rivian Automotive Series D 0.00%
(d),(f),(g),(h)
61,168 657
Software - 0.07%
Magic Leap Inc - Series C 0.00%
(d),(f),(g),(h)
5,653 96
Magic Leap Inc - Series D 0.00%
(d),(f),(g),(h)
1,903 34
UIPATH Inc Ser D-1 0.00%
(d),(f),(g)
4,548 133
UIPATH Inc Ser D-2 0.00%
(d),(f),(g)
764 22
$ 285
Telecommunications - 0.02%
Aurora Innovation 0.00%
(d),(f),(g)
12,920 89
TOTAL PREFERRED STOCKS $ 1,031
Total Investments $ 427,423
Other Assets and Liabilities -  (0.33)% (1,401)
TOTAL NET ASSETS - 100.00% $ 426,022
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,359 or
0.32% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $1,529 or 0.36%
of net assets.
(g) Restricted Security. Please see Restricted Security sub-schedule for additional information.
(h) The value of these investments was determined using significant unobservable inputs.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 27.54%
Technology 25.42%
Communications 21.69%
Financial 7.32%
Industrial 6.89%
Consumer, Cyclical 6.25%
Money Market Funds 2.51%
Basic Materials 1.57%
Utilities 0.83%
Energy 0.18%
Domestic Equity Funds 0.08%
Investment Companies 0.05%
Other Assets and Liabilities
(0.33)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap Growth Account I
March 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales March 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 0.53% $ 5,083 $ 48,768 $ 44,514 $ 9,337
Principal Millennials Index ETF 199 — — 152
Principal Price Setters Index ETF 66 — — 50
Principal Sustainable Momentum Index ETF 21 — — 17
Principal U.S. Mega-Cap Multi-Factor Index ETF 166 — — 137
$ 5,535 $ 48,768 $ 44,514 $ 9,693
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 0.53% $ 24 $ — $ — $ —
Principal Millennials Index ETF — — — (47)
Principal Price Setters Index ETF — — — (16)
Principal Sustainable Momentum Index ETF — — — (4)
Principal U.S. Mega-Cap Multi-Factor Index ETF — — — (29)
$ 24 $ — $ — $ (96)
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Airbnb Inc - Series D   0.00% 04/16/2014 $ 160 $ 320 0.08%
Airbnb Inc - Series E   0.00% 07/14/2015 104 91 0.02%
Aurora Innovation   0.00% 03/01/2019 119 89 0.02%
Magic Leap Inc - Series C   0.00% 01/20/2016 130 96 0.02%
Magic Leap Inc - Series D   0.00% 10/12/2017 5 1 34 0.01%
Rivian Automotive Series D   0.00% 12/23/2019 657 657 0.15%
Stripe Inc - Class B 12/17/2019 90 67 0.02%
UIPATH Inc Ser D-1   0.00% 04/26/2019 179 133 0.03%
UIPATH Inc Ser D-2   0.00% 04/26/2019 30 22 0.01%
Total $ 1,509 0.36%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2020 Long 27 $ 3,469 $ 33
Total $ 33
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.59% Shares Held Value (000's)
Exchange-Traded Funds - 0.17%
iShares Core S&P 500 ETF 15,016 $ 3,880
Money Market Funds - 1.42%
BlackRock Liquidity FedFund 0.36%
(a),(b)
1,925,803 1,926
Principal Government Money Market Fund
0.53%
(a),(c)
30,532,029 30,532
$ 32,458
TOTAL INVESTMENT COMPANIES $ 36,338
COMMON STOCKS - 96.19% Shares Held Value (000's)
Advertising - 0.08%
Interpublic Group of Cos Inc/The 39,795 644
Omnicom Group Inc 22,347 1,227
$ 1,871
Aerospace & Defense - 1.87%
Arconic Inc 39,757 639
Boeing Co/The 54,876 8,184
General Dynamics Corp 24,051 3,182
L3Harris Technologies Inc 22,690 4,087
Lockheed Martin Corp 25,476 8,635
Northrop Grumman Corp 16,088 4,867
Raytheon Co 28,582 3,749
TransDigm Group Inc 5,111 1,636
United Technologies Corp 83,269 7,855
$ 42,834
Agriculture - 0.92%
Altria Group Inc 191,737 7,414
Archer-Daniels-Midland Co 57,136 2,010
Philip Morris International Inc 159,689 11,651
$ 21,075
Airlines - 0.22%
Alaska Air Group Inc 12,642 360
American Airlines Group Inc 40,016 488
Delta Air Lines Inc 59,079 1,685
Southwest Airlines Co 48,615 1,731
United Airlines Holdings Inc
(d)
22,337 705
$ 4,969
Apparel - 0.62%
Capri Holdings Ltd
(d)
15,562 168
Hanesbrands Inc 37,122 292
NIKE Inc 127,890 10,582
PVH Corp 7,609 286
Ralph Lauren Corp 5,105 341
Tapestry Inc 28,322 367
Under Armour Inc - Class A
(d),(e)
19,316 178
Under Armour Inc - Class C
(d)
19,971 161
VF Corp 33,611 1,818
$ 14,193
Automobile Manufacturers - 0.39%
Cummins Inc 15,725 2,128
Ford Motor Co 399,674 1,930
General Motors Co 129,047 2,682
PACCAR Inc 35,499 2,170
$ 8,910
Automobile Parts & Equipment - 0.08%
Aptiv PLC 26,201 1,290
BorgWarner Inc 21,194 517
$ 1,807
Banks - 4.63%
Bank of America Corp 830,907 17,640
Bank of New York Mellon Corp/The 86,134 2,901
Citigroup Inc 224,076 9,438
Citizens Financial Group Inc 44,620 839
Comerica Inc 14,795 434
Fifth Third Bancorp 72,839 1,082
First Republic Bank/CA 17,296 1,423
Goldman Sachs Group Inc/The 32,709 5,057
Huntington Bancshares Inc/OH 106,000 870
JPMorgan Chase & Co 321,920 28,982
KeyCorp 101,093 1,048
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
M&T Bank Corp 13,544 $ 1,401
Morgan Stanley 119,558 4,065
Northern Trust Corp 21,747 1,641
PNC Financial Services Group Inc/The 44,974 4,305
Regions Financial Corp 99,009 888
State Street Corp 37,323 1,988
SVB Financial Group
(d)
5,293 800
Truist Financial Corp 137,641 4,245
US Bancorp 145,877 5,026
Wells Fargo & Co 395,020 11,337
Zions Bancorp NA 17,497 468
$ 105,878
Beverages - 1.80%
Brown-Forman Corp - B Shares 18,700 1,038
Coca-Cola Co/The 395,771 17,513
Constellation Brands Inc 17,191 2,465
Molson Coors Beverage Co 19,280 752
Monster Beverage Corp
(d)
39,183 2,204
PepsiCo Inc 143,119 17,189
$ 41,161
Biotechnology - 2.08%
Alexion Pharmaceuticals Inc
(d)
22,713 2,039
Amgen Inc 60,987 12,364
Biogen Inc
(d)
18,520 5,859
Corteva Inc 76,813 1,805
Gilead Sciences Inc 129,849 9,708
Illumina Inc
(d)
15,087 4,121
Incyte Corp
(d)
18,349 1,344
Regeneron Pharmaceuticals Inc
(d)
8,198 4,003
Vertex Pharmaceuticals Inc
(d)
26,392 6,280
$ 47,523
Building Materials - 0.28%
Fortune Brands Home & Security Inc 14,282 618
Johnson Controls International plc 79,177 2,135
Martin Marietta Materials Inc 6,413 1,213
Masco Corp 29,161 1,008
Vulcan Materials Co 13,584 1,468
$ 6,442
Chemicals - 1.55%
Air Products & Chemicals Inc 22,623 4,516
Albemarle Corp 10,883 613
Celanese Corp 12,406 911
CF Industries Holdings Inc 22,318 607
Dow Inc 76,104 2,225
DuPont de Nemours Inc 76,035 2,593
Eastman Chemical Co 13,957 650
Ecolab Inc 25,738 4,011
FMC Corp 13,304 1,087
International Flavors & Fragrances Inc
(e)
10,959 1,119
Linde PLC 55,135 9,538
LyondellBasell Industries NV 26,350 1,308
Mosaic Co/The 35,887 388
PPG Industries Inc 24,269 2,029
Sherwin-Williams Co/The 8,431 3,874
$ 35,469
Commercial Services - 2.03%
Automatic Data Processing Inc 44,410 6,070
Cintas Corp 8,603 1,490
Equifax Inc 12,427 1,484
FleetCor Technologies Inc
(d)
8,907 1,662
Gartner Inc
(d)
9,181 914
Global Payments Inc 30,846 4,449
H&R Block Inc 20,041 282
IHS Markit Ltd 41,156 2,469
MarketAxess Holdings Inc 3,892 1,294
Moody's Corp 16,664 3,525
Nielsen Holdings PLC 36,519 458
PayPal Holdings Inc
(d)
120,515 11,538
Quanta Services Inc 14,603 463

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Robert Half International Inc 12,065 $ 456
Rollins Inc 14,450 522
S&P Global Inc 25,084 6,147
United Rentals Inc
(d)
7,714 794
Verisk Analytics Inc 16,819 2,344
$ 46,361
Computers - 6.24%
Accenture PLC - Class A 65,180 10,641
Apple Inc 428,680 109,009
Cognizant Technology Solutions Corp 56,202 2,612
DXC Technology Co 26,276 343
Fortinet Inc
(d)
14,570 1,474
Hewlett Packard Enterprise Co 132,813 1,290
HP Inc 152,097 2,640
International Business Machines Corp 90,899 10,083
Leidos Holdings Inc 13,658 1,252
NetApp Inc 23,427 977
Seagate Technology PLC 23,730 1,158
Western Digital Corp 30,525 1,270
$ 142,749
Consumer Products - 0.40%
Avery Dennison Corp 8,570 873
Church & Dwight Co Inc 25,189 1,617
Clorox Co/The 12,879 2,231
Kimberly-Clark Corp 35,185 4,499
$ 9,220
Cosmetics & Personal Care - 1.65%
Colgate-Palmolive Co 87,964 5,837
Coty Inc 30,338 157
Estee Lauder Cos Inc/The 22,842 3,640
Procter & Gamble Co/The
(f)
255,956 28,155
$ 37,789
Distribution & Wholesale - 0.22%
Copart Inc
(d)
20,995 1,439
Fastenal Co 58,865 1,839
LKQ Corp
(d)
31,455 645
WW Grainger Inc 4,479 1,113
$ 5,036
Diversified Financial Services - 3.94%
Alliance Data Systems Corp 4,207 141
American Express Co 68,868 5,896
Ameriprise Financial Inc 13,004 1,333
BlackRock Inc 12,103 5,325
Capital One Financial Corp 47,802 2,410
Cboe Global Markets Inc 11,379 1,015
Charles Schwab Corp/The 117,343 3,945
CME Group Inc 36,780 6,360
Discover Financial Services 32,175 1,148
E*TRADE Financial Corp 23,187 796
Franklin Resources Inc 28,629 478
Intercontinental Exchange Inc 57,154 4,615
Invesco Ltd
(e)
38,203 347
Mastercard Inc 91,115 22,010
Nasdaq Inc 11,777 1,118
Raymond James Financial Inc 12,672 801
Synchrony Financial 61,018 982
T Rowe Price Group Inc 23,984 2,342
Visa Inc 175,698 28,308
Western Union Co/The 43,033 780
$ 90,150
Electric - 3.24%
AES Corp/VA 68,139 927
Alliant Energy Corp 24,668 1,191
Ameren Corp 25,251 1,839
American Electric Power Co Inc 50,697 4,055
CenterPoint Energy Inc 51,547 796
CMS Energy Corp 29,132 1,712
Consolidated Edison Inc 34,119 2,661
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Dominion Energy Inc 84,478 $ 6,098
DTE Energy Co 19,717 1,873
Duke Energy Corp 74,824 6,052
Edison International 36,805 2,017
Entergy Corp 20,434 1,920
Evergy Inc 23,392 1,288
Eversource Energy 33,229 2,599
Exelon Corp 99,774 3,673
FirstEnergy Corp 55,455 2,222
NextEra Energy Inc 50,165 12,071
NRG Energy Inc 25,824 704
Pinnacle West Capital Corp 11,537 874
PPL Corp 78,803 1,945
Public Service Enterprise Group Inc 51,905 2,331
Sempra Energy 28,932 3,269
Southern Co/The 107,637 5,827
WEC Energy Group Inc 32,376 2,853
Xcel Energy Inc 53,821 3,245
$ 74,042
Electrical Components & Equipment - 0.20%
AMETEK Inc 23,461 1,690
Emerson Electric Co 62,523 2,979
$ 4,669
Electronics - 1.28%
Agilent Technologies Inc 31,762 2,275
Allegion plc 9,536 877
Amphenol Corp 30,430 2,218
FLIR Systems Inc 13,770 439
Fortive Corp 30,329 1,674
Garmin Ltd 14,828 1,112
Honeywell International Inc 73,339 9,812
Keysight Technologies Inc
(d)
19,252 1,611
Mettler-Toledo International Inc
(d)
2,500 1,726
PerkinElmer Inc 11,403 858
Roper Technologies Inc 10,679 3,330
TE Connectivity Ltd 34,331 2,162
Waters Corp
(d)
6,613 1,204
$ 29,298
Engineering & Construction - 0.05%
Jacobs Engineering Group Inc 13,906 1,102
Entertainment - 0.03%
Live Nation Entertainment Inc
(d)
14,463 658
Environmental Control - 0.26%
Pentair PLC 17,251 513
Republic Services Inc 21,620 1,623
Waste Management Inc 40,059 3,708
$ 5,844
Food - 1.31%
Campbell Soup Co 17,338 800
Conagra Brands Inc 49,947 1,466
General Mills Inc 62,032 3,274
Hershey Co/The 15,222 2,017
Hormel Foods Corp 28,539 1,331
JM Smucker Co/The 11,706 1,299
Kellogg Co 25,556 1,533
Kraft Heinz Co/The 63,921 1,581
Kroger Co/The 82,314 2,479
Lamb Weston Holdings Inc 14,991 856
McCormick & Co Inc/MD 12,682 1,791
Mondelez International Inc 147,778 7,401
Sysco Corp 52,369 2,390
Tyson Foods Inc 30,297 1,753
$ 29,971
Forest Products & Paper - 0.06%
International Paper Co 40,246 1,253

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0.10%
Atmos Energy Corp 12,249 $ 1,216
NiSource Inc 38,339 957
$ 2,173
Hand & Machine Tools - 0.10%
Snap-on Inc 5,630 613
Stanley Black & Decker Inc 15,601 1,560
$ 2,173
Healthcare - Products - 3.84%
Abbott Laboratories 181,398 14,314
ABIOMED Inc
(d)
4,635 673
Align Technology Inc
(d)
7,362 1,281
Baxter International Inc 52,401 4,254
Boston Scientific Corp
(d)
143,056 4,668
Cooper Cos Inc/The 5,087 1,402
Danaher Corp 65,611 9,081
DENTSPLY SIRONA Inc 22,829 886
Edwards Lifesciences Corp
(d)
21,406 4,038
Henry Schein Inc
(d)
15,060 761
Hologic Inc
(d)
27,521 966
IDEXX Laboratories Inc
(d)
8,804 2,133
Intuitive Surgical Inc
(d)
11,862 5,874
Medtronic PLC 137,571 12,406
ResMed Inc 14,756 2,173
STERIS PLC 8,701 1,218
Stryker Corp 33,048 5,502
Teleflex Inc 4,752 1,392
Thermo Fisher Scientific Inc 41,156 11,672
Varian Medical Systems Inc
(d)
9,330 958
Zimmer Biomet Holdings Inc 21,110 2,134
$ 87,786
Healthcare - Services - 2.03%
Anthem Inc 26,026 5,909
Centene Corp
(d)
59,918 3,560
DaVita Inc
(d)
9,205 700
HCA Healthcare Inc 27,154 2,440
Humana Inc 13,593 4,268
IQVIA Holdings Inc
(d)
18,521 1,998
Laboratory Corp of America Holdings
(d)
9,966 1,260
Quest Diagnostics Inc 13,825 1,110
UnitedHealth Group Inc 97,239 24,249
Universal Health Services Inc 8,245 817
$ 46,311
Home Builders - 0.16%
DR Horton Inc 34,415 1,170
Lennar Corp - A Shares 28,728 1,097
NVR Inc
(d)
355 912
PulteGroup Inc 26,147 584
$ 3,763
Home Furnishings - 0.04%
Leggett & Platt Inc 13,507 360
Whirlpool Corp 6,487 557
$ 917
Housewares - 0.02%
Newell Brands Inc 39,109 519
Insurance - 3.57%
Aflac Inc 75,338 2,580
Allstate Corp/The 33,252 3,050
American International Group Inc 89,289 2,165
Aon PLC 24,033 3,966
Arthur J Gallagher & Co 19,143 1,560
Assurant Inc 6,223 648
Berkshire Hathaway Inc - Class B
(d)
200,760 36,705
Chubb Ltd 46,516 5,195
Cincinnati Financial Corp 15,594 1,177
Everest Re Group Ltd 4,186 805
Globe Life Inc 10,225 736
Hartford Financial Services Group Inc/The 36,992 1,304
Lincoln National Corp 20,357 536
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Loews Corp 26,256 $ 914
Marsh & McLennan Cos Inc 51,797 4,478
MetLife Inc 80,232 2,453
Principal Financial Group Inc 26,505 831
Progressive Corp/The 60,004 4,431
Prudential Financial Inc 41,259 2,151
Travelers Cos Inc/The 26,493 2,632
Unum Group 21,171 318
Willis Towers Watson PLC 13,197 2,242
WR Berkley Corp 14,893 777
$ 81,654
Internet - 10.01%
Alphabet Inc - A Shares
(d)
30,753 35,733
Alphabet Inc - C Shares
(d)
30,678 35,673
Amazon.com Inc
(d)
42,745 83,341
Booking Holdings Inc
(d)
4,297 5,781
CDW Corp/DE 14,748 1,376
eBay Inc 78,489 2,359
Expedia Group Inc 14,343 807
F5 Networks Inc
(d)
6,239 665
Facebook Inc
(d)
246,991 41,198
Netflix Inc
(d)
44,980 16,890
NortonLifeLock Inc 58,850 1,101
Twitter Inc
(d)
79,682 1,957
VeriSign Inc
(d)
10,605 1,910
$ 228,791
Iron & Steel - 0.05%
Nucor Corp 31,120 1,121
Leisure Products & Services - 0.07%
Carnival Corp 41,111 541
Harley-Davidson Inc 15,836 300
Norwegian Cruise Line Holdings Ltd
(d)
21,839 239
Royal Caribbean Cruises Ltd 17,642 568
$ 1,648
Lodging - 0.30%
Hilton Worldwide Holdings Inc 28,961 1,976
Las Vegas Sands Corp 34,684 1,473
Marriott International Inc/MD 27,851 2,083
MGM Resorts International 52,857 624
Wynn Resorts Ltd 9,916 597
$ 6,753
Machinery - Construction & Mining - 0.29%
Caterpillar Inc 56,724 6,582
Machinery - Diversified - 0.52%
Deere & Co 32,316 4,465
Dover Corp 14,908 1,251
Flowserve Corp 13,430 321
IDEX Corp 7,806 1,078
Ingersoll Rand Inc
(d)
35,415 878
Rockwell Automation Inc 11,860 1,790
Westinghouse Air Brake Technologies Corp 18,689 899
Xylem Inc/NY 18,482 1,204
$ 11,886
Media - 1.96%
Charter Communications Inc
(d)
16,092 7,021
Comcast Corp - Class A 465,950 16,020
Discovery Inc - A Shares
(d)
16,230 316
Discovery Inc - C Shares
(d)
34,427 604
DISH Network Corp
(d)
26,171 523
Fox Corp - A Shares 36,386 860
Fox Corp - B Shares 16,664 381
News Corp - A Shares 39,879 358
News Corp - B Shares 12,498 112
ViacomCBS Inc 55,464 777
Walt Disney Co/The 184,991 17,870
$ 44,842

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 0.21%
Freeport-McMoRan Inc 148,917 $ 1,005
Newmont Corp 84,145 3,810
$ 4,815
Miscellaneous Manufacturers - 1.21%
3M Co 59,021 8,057
AO Smith Corp 14,069 532
Eaton Corp PLC 42,432 3,297
General Electric Co 896,382 7,117
Illinois Tool Works Inc 30,020 4,266
Parker-Hannifin Corp 13,184 1,710
Textron Inc 23,429 625
Trane Technologies PLC 24,591 2,031
$ 27,635
Office & Business Equipment - 0.06%
Xerox Holdings Corp 19,084 361
Zebra Technologies Corp
(d)
5,533 1,016
$ 1,377
Oil & Gas - 2.14%
Apache Corp 38,596 161
Cabot Oil & Gas Corp 41,869 720
Chevron Corp 194,074 14,063
Concho Resources Inc 20,632 884
ConocoPhillips 112,621 3,469
Devon Energy Corp 39,723 274
Diamondback Energy Inc 16,540 433
EOG Resources Inc 59,709 2,145
Exxon Mobil Corp 434,265 16,489
Helmerich & Payne Inc 11,133 174
Hess Corp 26,581 885
HollyFrontier Corp 15,241 374
Marathon Oil Corp 82,105 270
Marathon Petroleum Corp 66,645 1,574
Noble Energy Inc 49,091 296
Occidental Petroleum Corp 91,686 1,062
Phillips 66 45,609 2,447
Pioneer Natural Resources Co 17,002 1,193
Valero Energy Corp 42,149 1,912
$ 48,825
Oil & Gas Services - 0.17%
Baker Hughes Co 66,700 700
Halliburton Co 90,095 617
National Oilwell Varco Inc 39,599 389
Schlumberger Ltd 142,088 1,917
TechnipFMC PLC 43,132 291
$ 3,914
Packaging & Containers - 0.24%
Amcor PLC 166,285 1,350
Ball Corp 33,577 2,171
Packaging Corp of America 9,715 844
Sealed Air Corp 15,859 392
Westrock Co 26,468 748
$ 5,505
Pharmaceuticals - 6.58%
AbbVie Inc 151,780 11,564
Allergan PLC 33,691 5,967
AmerisourceBergen Corp 15,429 1,365
Becton Dickinson and Co 27,759 6,378
Bristol-Myers Squibb Co 240,598 13,411
Cardinal Health Inc 30,021 1,439
Cigna Corp 38,328 6,791
CVS Health Corp 133,526 7,922
Eli Lilly & Co 86,721 12,030
Johnson & Johnson 270,126 35,422
McKesson Corp 16,581 2,243
Merck & Co Inc 261,313 20,105
Mylan NV
(d)
52,973 790
Perrigo Co PLC 13,970 672
Pfizer Inc 568,003 18,540
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Zoetis Inc 48,885 $ 5,753
$ 150,392
Pipelines - 0.24%
Kinder Morgan Inc/DE 199,922 2,783
ONEOK Inc 42,397 925
Williams Cos Inc/The 124,399 1,760
$ 5,468
Real Estate - 0.06%
CBRE Group Inc
(d)
34,359 1,296
REITs - 2.83%
Alexandria Real Estate Equities Inc 11,818 1,620
American Tower Corp 45,461 9,899
Apartment Investment & Management Co 15,281 537
AvalonBay Communities Inc 14,335 2,110
Boston Properties Inc 14,758 1,361
Crown Castle International Corp 42,672 6,162
Digital Realty Trust Inc 26,971 3,746
Duke Realty Corp 37,725 1,221
Equinix Inc 8,753 5,467
Equity Residential 35,828 2,211
Essex Property Trust Inc 6,782 1,494
Extra Space Storage Inc 13,292 1,273
Federal Realty Investment Trust 7,208 538
Healthpeak Properties Inc 50,800 1,212
Host Hotels & Resorts Inc 73,610 813
Iron Mountain Inc 29,471 701
Kimco Realty Corp 43,336 419
Mid-America Apartment Communities Inc 11,707 1,206
Prologis Inc 75,741 6,087
Public Storage 15,418 3,062
Realty Income Corp 33,451 1,668
Regency Centers Corp 17,197 661
SBA Communications Corp 11,558 3,120
Simon Property Group Inc 31,494 1,728
SL Green Realty Corp 8,368 361
UDR Inc 30,077 1,099
Ventas Inc 38,255 1,025
Vornado Realty Trust 16,258 589
Welltower Inc 41,644 1,906
Weyerhaeuser Co 76,477 1,296
$ 64,592
Retail - 5.18%
Advance Auto Parts Inc 7,108 663
AutoZone Inc
(d)
2,446 2,069
Best Buy Co Inc 23,374 1,332
CarMax Inc
(d)
16,876 908
Chipotle Mexican Grill Inc
(d)
2,624 1,717
Costco Wholesale Corp 45,343 12,929
Darden Restaurants Inc 12,582 685
Dollar General Corp 26,132 3,946
Dollar Tree Inc
(d)
24,289 1,785
Gap Inc/The 21,841 154
Genuine Parts Co 14,913 1,004
Home Depot Inc/The 111,960 20,904
Kohl's Corp 16,071 234
L Brands Inc 23,835 276
Lowe's Cos Inc 78,669 6,769
Macy's Inc
(e)
31,716 156
McDonald's Corp 77,298 12,781
Nordstrom Inc
(e)
10,995 169
O'Reilly Automotive Inc
(d)
7,766 2,338
Ross Stores Inc 37,129 3,229
Starbucks Corp 121,215 7,969
Target Corp 52,010 4,835
Tiffany & Co 11,080 1,435
TJX Cos Inc/The 124,464 5,951
Tractor Supply Co 12,151 1,027
Ulta Beauty Inc
(d)
5,868 1,031
Walgreens Boots Alliance Inc 76,952 3,521

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Walmart Inc 145,599 $ 16,543
Yum! Brands Inc 31,045 2,128
$ 118,488
Savings & Loans - 0.02%
People's United Financial Inc 45,583 504
Semiconductors - 4.36%
Advanced Micro Devices Inc
(d)
120,032 5,459
Analog Devices Inc 37,800 3,389
Applied Materials Inc 94,810 4,344
Broadcom Inc 40,712 9,653
Intel Corp 446,470 24,163
IPG Photonics Corp
(d)
3,648 402
KLA Corp 16,196 2,328
Lam Research Corp 14,891 3,574
Maxim Integrated Products Inc 27,773 1,350
Microchip Technology Inc 24,528 1,663
Micron Technology Inc
(d)
113,623 4,779
NVIDIA Corp 62,813 16,558
Qorvo Inc
(d)
11,924 961
QUALCOMM Inc 117,194 7,928
Skyworks Solutions Inc 17,487 1,563
Texas Instruments Inc 95,941 9,587
Xilinx Inc 25,811 2,012
$ 99,713
Shipbuilding - 0.03%
Huntington Ingalls Industries Inc 4,198 765
Software - 9.62%
Activision Blizzard Inc 78,850 4,690
Adobe Inc
(d)
49,683 15,811
Akamai Technologies Inc
(d)
16,587 1,517
ANSYS Inc
(d)
8,784 2,042
Autodesk Inc
(d)
22,583 3,525
Broadridge Financial Solutions Inc 11,766 1,116
Cadence Design Systems Inc
(d)
28,799 1,902
Cerner Corp 32,239 2,031
Citrix Systems Inc 12,563 1,778
Electronic Arts Inc
(d)
29,969 3,002
Fidelity National Information Services Inc 63,079 7,673
Fiserv Inc
(d)
58,615 5,568
Intuit Inc 26,717 6,145
Jack Henry & Associates Inc 7,896 1,226
Microsoft Corp 782,995 123,486
MSCI Inc 8,693 2,512
Oracle Corp 222,360 10,747
Paychex Inc 32,697 2,057
Paycom Software Inc
(d)
5,169 1,044
salesforce.com Inc
(d)
91,038 13,108
ServiceNow Inc
(d)
19,357 5,547
Synopsys Inc
(d)
15,429 1,987
Take-Two Interactive Software Inc
(d)
11,615 1,378
$ 219,892
Telecommunications - 3.11%
Arista Networks Inc
(d)
5,568 1,128
AT&T Inc 749,760 21,856
CenturyLink Inc 100,706 953
Cisco Systems Inc 435,411 17,116
Corning Inc 78,940 1,621
Juniper Networks Inc 34,354 658
Motorola Solutions Inc 17,585 2,337
T-Mobile US Inc
(d)
32,491 2,726
Verizon Communications Inc 424,482 22,807
$ 71,202
Textiles - 0.02%
Mohawk Industries Inc
(d)
6,102 465
Toys, Games & Hobbies - 0.04%
Hasbro Inc 13,060 934
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1.48%
CH Robinson Worldwide Inc 13,881 $ 919
CSX Corp 79,815 4,574
Expeditors International of Washington Inc 17,478 1,166
FedEx Corp 24,636 2,987
JB Hunt Transport Services Inc 8,751 807
Kansas City Southern 10,174 1,294
Norfolk Southern Corp 26,763 3,908
Old Dominion Freight Line Inc 9,830 1,290
Union Pacific Corp 71,251 10,049
United Parcel Service Inc 71,923 6,719
$ 33,713
Water - 0.10%
American Water Works Co Inc 18,553 2,218
TOTAL COMMON STOCKS $ 2,198,906
Total Investments $ 2,235,244
Other Assets and Liabilities -  2.22% 50,820
TOTAL NET ASSETS - 100.00% $ 2,286,064
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,926 or
0.08% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $3,746 or 0.16% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 22.64%
Technology 20.28%
Communications 15.16%
Financial 15.05%
Industrial 7.81%
Consumer, Cyclical 7.39%
Utilities 3.44%
Energy 2.55%
Basic Materials 1.87%
Money Market Funds 1.42%
Investment Companies 0.17%
Other Assets and Liabilities
2.22%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales March 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 0.53% $ 34,952 $ 183,929 $ 188,349 $ 30,532
$ 34,952 $ 183,929 $ 188,349 $ 30,532
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 0.53% $ 99 $ — $ — $ —
$ 99 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2020 Long 622 $ 79,918 $ 290
Total $ 290
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4.94% Shares Held Value (000's)
Exchange-Traded Funds - 0.49%
iShares Core S&P 500 ETF 3,638 $ 940
Money Market Funds - 4.45%
BlackRock Liquidity FedFund 0.36%
(a),(b)
135,630 135
Principal Government Money Market Fund
0.53%
(a),(c)
8,340,637 8,341
$ 8,476
TOTAL INVESTMENT COMPANIES $ 9,416
COMMON STOCKS - 91.19% Shares Held Value (000's)
Advertising - 0.08%
Interpublic Group of Cos Inc/The 3,144 51
Omnicom Group Inc 1,765 97
$ 148
Aerospace & Defense - 1.78%
Arconic Inc 3,141 50
Boeing Co/The 4,336 647
General Dynamics Corp 1,901 251
L3Harris Technologies Inc 1,793 323
Lockheed Martin Corp 2,012 682
Northrop Grumman Corp 1,272 385
Raytheon Co 2,258 296
TransDigm Group Inc 403 129
United Technologies Corp 6,579 621
$ 3,384
Agriculture - 0.87%
Altria Group Inc 15,149 586
Archer-Daniels-Midland Co 4,514 159
Philip Morris International Inc 12,616 920
$ 1,665
Airlines - 0.21%
Alaska Air Group Inc 999 28
American Airlines Group Inc 3,163 39
Delta Air Lines Inc 4,670 133
Southwest Airlines Co 3,842 137
United Airlines Holdings Inc
( d)
1,766 56
$ 393
Apparel - 0.59%
Capri Holdings Ltd
( d)
1,229 13
Hanesbrands Inc 2,932 23
NIKE Inc 10,106 836
PVH Corp 601 23
Ralph Lauren Corp 403 27
Tapestry Inc 2,239 29
Under Armour Inc - Class A
( d),(e)
1,526 14
Under Armour Inc - Class C
( d)
1,579 13
VF Corp 2,654 143
$ 1,121
Automobile Manufacturers - 0.37%
Cummins Inc 1,244 168
Ford Motor Co 31,580 153
General Motors Co 10,196 212
PACCAR Inc 2,804 171
$ 704
Automobile Parts & Equipment - 0.07%
Aptiv PLC 2,070 102
BorgWarner Inc 1,674 41
$ 143
Banks - 4.39%
Bank of America Corp 65,653 1,394
Bank of New York Mellon Corp/The 6,807 229
Citigroup Inc 17,706 746
Citizens Financial Group Inc 3,527 66
Comerica Inc 1,170 34
Fifth Third Bancorp 5,756 86
First Republic Bank/CA 1,366 113
Goldman Sachs Group Inc/The 2,586 400
Huntington Bancshares Inc/OH 8,377 69
JPMorgan Chase & Co 25,436 2,290
KeyCorp 7,989 83
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
M&T Bank Corp 1,071 $ 111
Morgan Stanley 9,447 321
Northern Trust Corp 1,720 130
PNC Financial Services Group Inc/The 3,555 340
Regions Financial Corp 7,824 70
State Street Corp 2,950 157
SVB Financial Group
( d)
419 63
Truist Financial Corp 10,875 335
US Bancorp 11,526 397
Wells Fargo & Co 31,213 896
Zions Bancorp NA 1,383 37
$ 8,367
Beverages - 1.71%
Brown-Forman Corp - B Shares 1,477 82
Coca-Cola Co/The 31,271 1,384
Constellation Brands Inc 1,359 195
Molson Coors Beverage Co 1,523 59
Monster Beverage Corp
( d)
3,097 174
PepsiCo Inc 11,307 1,358
$ 3,252
Biotechnology - 1.97%
Alexion Pharmaceuticals Inc
( d)
1,796 161
Amgen Inc 4,820 977
Biogen Inc
( d)
1,464 463
Corteva Inc 6,069 143
Gilead Sciences Inc 10,259 767
Illumina Inc
( d)
1,192 326
Incyte Corp
( d)
1,449 106
Regeneron Pharmaceuticals Inc
( d)
647 316
Vertex Pharmaceuticals Inc
( d)
2,085 496
$ 3,755
Building Materials - 0.27%
Fortune Brands Home & Security Inc 1,129 49
Johnson Controls International plc 6,257 169
Martin Marietta Materials Inc 506 96
Masco Corp 2,305 79
Vulcan Materials Co 1,073 116
$ 509
Chemicals - 1.47%
Air Products & Chemicals Inc 1,787 357
Albemarle Corp 860 49
Celanese Corp 981 72
CF Industries Holdings Inc 1,763 48
Dow Inc 6,012 176
DuPont de Nemours Inc 6,009 205
Eastman Chemical Co 1,103 51
Ecolab Inc 2,034 317
FMC Corp 1,051 86
International Flavors & Fragrances Inc
( e)
866 88
Linde PLC 4,358 754
LyondellBasell Industries NV 2,084 103
Mosaic Co/The 2,837 31
PPG Industries Inc 1,916 160
Sherwin-Williams Co/The 666 306
$ 2,803
Commercial Services - 1.92%
Automatic Data Processing Inc 3,508 480
Cintas Corp 679 118
Equifax Inc 981 117
FleetCor Technologies Inc
( d)
704 131
Gartner Inc
( d)
726 72
Global Payments Inc 2,438 352
H&R Block Inc 1,584 22
IHS Markit Ltd 3,251 195
MarketAxess Holdings Inc 307 102
Moody's Corp 1,316 278
Nielsen Holdings PLC 2,885 36
PayPal Holdings Inc
( d)
9,521 912
Quanta Services Inc 1,153 37

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Robert Half International Inc 952 $ 36
Rollins Inc 1,142 41
S&P Global Inc 1,983 486
United Rentals Inc
( d)
609 63
Verisk Analytics Inc 1,328 185
$ 3,663
Computers - 5.92%
Accenture PLC - Class A 5,150 841
Apple Inc 33,872 8,613
Cognizant Technology Solutions Corp 4,441 206
DXC Technology Co 2,078 27
Fortinet Inc
( d)
1,150 116
Hewlett Packard Enterprise Co 10,495 102
HP Inc 12,017 209
International Business Machines Corp 7,181 797
Leidos Holdings Inc 1,079 99
NetApp Inc 1,852 77
Seagate Technology PLC 1,877 92
Western Digital Corp 2,411 100
$ 11,279
Consumer Products - 0.38%
Avery Dennison Corp 677 69
Church & Dwight Co Inc 1,991 128
Clorox Co/The 1,016 176
Kimberly-Clark Corp 2,780 355
$ 728
Cosmetics & Personal Care - 1.57%
Colgate-Palmolive Co 6,950 461
Coty Inc 2,396 12
Estee Lauder Cos Inc/The 1,806 288
Procter & Gamble Co/The 20,223 2,225
$ 2,986
Distribution & Wholesale - 0.21%
Copart Inc
( d)
1,658 114
Fastenal Co 4,650 145
LKQ Corp
( d)
2,486 51
WW Grainger Inc 354 88
$ 398
Diversified Financial Services - 3.74%
Alliance Data Systems Corp 333 11
American Express Co 5,443 466
Ameriprise Financial Inc 1,028 105
BlackRock Inc 955 420
Capital One Financial Corp 3,778 191
Cboe Global Markets Inc 900 80
Charles Schwab Corp/The 9,273 312
CME Group Inc 2,905 502
Discover Financial Services 2,543 91
E*TRADE Financial Corp 1,831 63
Franklin Resources Inc 2,264 38
Intercontinental Exchange Inc 4,517 365
Invesco Ltd 3,020 27
Mastercard Inc 7,200 1,739
Nasdaq Inc 930 88
Raymond James Financial Inc 1,001 63
Synchrony Financial 4,822 78
T Rowe Price Group Inc 1,896 185
Visa Inc 13,884 2,237
Western Union Co/The 3,401 62
$ 7,123
Electric - 3.07%
AES Corp/VA 5,382 73
Alliant Energy Corp 1,948 94
Ameren Corp 1,994 145
American Electric Power Co Inc 4,005 320
CenterPoint Energy Inc 4,072 63
CMS Energy Corp 2,301 135
Consolidated Edison Inc 2,695 210
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Dominion Energy Inc 6,675 $ 482
DTE Energy Co 1,557 148
Duke Energy Corp 5,911 478
Edison International 2,907 159
Entergy Corp 1,613 152
Evergy Inc 1,849 102
Eversource Energy 2,624 205
Exelon Corp 7,883 290
FirstEnergy Corp 4,381 176
NextEra Energy Inc 3,963 954
NRG Energy Inc 2,042 56
Pinnacle West Capital Corp 911 69
PPL Corp 6,226 154
Public Service Enterprise Group Inc 4,100 184
Sempra Energy 2,285 258
Southern Co/The 8,503 460
WEC Energy Group Inc 2,557 225
Xcel Energy Inc 4,252 257
$ 5,849
Electrical Components & Equipment - 0.19%
AMETEK Inc 1,853 134
Emerson Electric Co 4,941 235
$ 369
Electronics - 1.22%
Agilent Technologies Inc 2,509 180
Allegion plc 754 69
Amphenol Corp 2,404 175
FLIR Systems Inc 1,089 35
Fortive Corp 2,395 132
Garmin Ltd 1,171 88
Honeywell International Inc 5,796 776
Keysight Technologies Inc
( d)
1,521 127
Mettler-Toledo International Inc
( d)
199 137
PerkinElmer Inc 901 68
Roper Technologies Inc 843 263
TE Connectivity Ltd 2,713 171
Waters Corp
( d)
523 95
$ 2,316
Engineering & Construction - 0.05%
Jacobs Engineering Group Inc 1,098 87
Entertainment - 0.03%
Live Nation Entertainment Inc
( d)
1,143 52
Environmental Control - 0.24%
Pentair PLC 1,363 41
Republic Services Inc 1,710 128
Waste Management Inc 3,164 293
$ 462
Food - 1.24%
Campbell Soup Co 1,369 63
Conagra Brands Inc 3,945 116
General Mills Inc 4,901 259
Hershey Co/The 1,202 159
Hormel Foods Corp 2,254 105
JM Smucker Co/The 924 103
Kellogg Co 2,019 121
Kraft Heinz Co/The 5,049 125
Kroger Co/The 6,503 196
Lamb Weston Holdings Inc 1,184 68
McCormick & Co Inc/MD 1,002 141
Mondelez International Inc 11,675 585
Sysco Corp 4,139 189
Tyson Foods Inc 2,393 138
$ 2,368
Forest Products & Paper - 0.05%
International Paper Co 3,179 99

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0.09%
Atmos Energy Corp 968 $ 96
NiSource Inc 3,028 76
$ 172
Hand & Machine Tools - 0.09%
Snap-on Inc 444 48
Stanley Black & Decker Inc 1,232 123
$ 171
Healthcare - Products - 3.64%
Abbott Laboratories 14,332 1,131
ABIOMED Inc
( d)
367 53
Align Technology Inc
( d)
582 101
Baxter International Inc 4,139 336
Boston Scientific Corp
( d)
11,302 369
Cooper Cos Inc/The 402 111
Danaher Corp 5,183 717
DENTSPLY SIRONA Inc 1,806 70
Edwards Lifesciences Corp
( d)
1,691 319
Henry Schein Inc
( d)
1,192 60
Hologic Inc
( d)
2,174 76
IDEXX Laboratories Inc
( d)
697 169
Intuitive Surgical Inc
( d)
937 464
Medtronic PLC 10,868 980
ResMed Inc 1,166 172
STERIS PLC 687 96
Stryker Corp 2,612 435
Teleflex Inc 374 110
Thermo Fisher Scientific Inc 3,251 922
Varian Medical Systems Inc
( d)
737 76
Zimmer Biomet Holdings Inc 1,667 168
$ 6,935
Healthcare - Services - 1.92%
Anthem Inc 2,056 467
Centene Corp
( d)
4,733 281
DaVita Inc
( d)
728 55
HCA Healthcare Inc 2,146 193
Humana Inc 1,075 337
IQVIA Holdings Inc
( d)
1,464 158
Laboratory Corp of America Holdings
( d)
788 99
Quest Diagnostics Inc 1,092 88
UnitedHealth Group Inc 7,683 1,916
Universal Health Services Inc 652 65
$ 3,659
Home Builders - 0.15%
DR Horton Inc 2,719 93
Lennar Corp - A Shares 2,271 87
NVR Inc
( d)
27 69
PulteGroup Inc 2,068 46
$ 295
Home Furnishings - 0.04%
Leggett & Platt Inc 1,067 28
Whirlpool Corp 511 44
$ 72
Housewares - 0.02%
Newell Brands Inc 3,090 41
Insurance - 3.39%
Aflac Inc 5,954 204
Allstate Corp/The 2,629 241
American International Group Inc 7,055 171
Aon PLC 1,901 314
Arthur J Gallagher & Co 1,512 123
Assurant Inc 492 51
Berkshire Hathaway Inc - Class B
( d)
15,861 2,900
Chubb Ltd 3,677 411
Cincinnati Financial Corp 1,232 93
Everest Re Group Ltd 331 64
Globe Life Inc 808 58
Hartford Financial Services Group Inc/The 2,922 103
Lincoln National Corp 1,610 42
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Loews Corp 2,076 $ 72
Marsh & McLennan Cos Inc 4,092 354
MetLife Inc 6,340 194
Principal Financial Group Inc 2,093 66
Progressive Corp/The 4,739 350
Prudential Financial Inc 3,259 170
Travelers Cos Inc/The 2,094 208
Unum Group 1,675 25
Willis Towers Watson PLC 1,043 177
WR Berkley Corp 1,176 61
$ 6,452
Internet - 9.49%
Alphabet Inc - A Shares
( d)
2,430 2,824
Alphabet Inc - C Shares
( d)
2,423 2,817
Amazon.com Inc
( d)
3,377 6,584
Booking Holdings Inc
( d)
339 456
CDW Corp/DE 1,166 109
eBay Inc 6,203 186
Expedia Group Inc 1,133 64
F5 Networks Inc
( d)
492 52
Facebook Inc
( d)
19,515 3,255
Netflix Inc
( d)
3,554 1,335
NortonLifeLock Inc 4,649 87
Twitter Inc
( d)
6,295 155
VeriSign Inc
( d)
839 151
$ 18,075
Iron & Steel - 0.05%
Nucor Corp 2,458 89
Leisure Products & Services - 0.07%
Carnival Corp 3,248 43
Harley-Davidson Inc 1,252 23
Norwegian Cruise Line Holdings Ltd
( d)
1,727 19
Royal Caribbean Cruises Ltd 1,394 45
$ 130
Lodging - 0.28%
Hilton Worldwide Holdings Inc 2,289 156
Las Vegas Sands Corp 2,740 117
Marriott International Inc/MD 2,201 165
MGM Resorts International 4,177 49
Wynn Resorts Ltd 783 47
$ 534
Machinery - Construction & Mining - 0.27%
Caterpillar Inc 4,483 520
Machinery - Diversified - 0.49%
Deere & Co 2,553 353
Dover Corp 1,177 99
Flowserve Corp 1,061 25
IDEX Corp 616 85
Ingersoll Rand Inc
( d)
2,798 69
Rockwell Automation Inc 939 142
Westinghouse Air Brake Technologies Corp 1,477 71
Xylem Inc/NY 1,460 95
$ 939
Media - 1.86%
Charter Communications Inc
( d)
1,273 555
Comcast Corp - Class A 36,815 1,266
Discovery Inc - A Shares
( d)
1,281 25
Discovery Inc - C Shares
( d)
2,721 48
DISH Network Corp
( d)
2,068 41
Fox Corp - A Shares 2,874 68
Fox Corp - B Shares 1,316 30
News Corp - A Shares 3,150 28
News Corp - B Shares 987 9
ViacomCBS Inc 4,382 61
Walt Disney Co/The 14,615 1,412
$ 3,543

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 0.20%
Freeport-McMoRan Inc 11,765 $ 79
Newmont Corp 6,648 301
$ 380
Miscellaneous Manufacturers - 1.15%
3M Co 4,664 637
AO Smith Corp 1,113 42
Eaton Corp PLC 3,355 261
General Electric Co 70,825 562
Illinois Tool Works Inc 2,373 337
Parker-Hannifin Corp 1,043 135
Textron Inc 1,853 49
Trane Technologies PLC 1,944 161
$ 2,184
Office & Business Equipment - 0.06%
Xerox Holdings Corp 1,510 29
Zebra Technologies Corp
( d)
437 80
$ 109
Oil & Gas - 2.02%
Apache Corp 3,050 13
Cabot Oil & Gas Corp 3,310 57
Chevron Corp 15,334 1,111
Concho Resources Inc 1,630 70
ConocoPhillips 8,900 274
Devon Energy Corp 3,141 22
Diamondback Energy Inc 1,308 34
EOG Resources Inc 4,717 170
Exxon Mobil Corp
( f)
34,311 1,303
Helmerich & Payne Inc 881 14
Hess Corp 2,100 70
HollyFrontier Corp 1,205 30
Marathon Oil Corp 6,489 21
Marathon Petroleum Corp 5,267 124
Noble Energy Inc 3,879 23
Occidental Petroleum Corp 7,244 84
Phillips 66 3,605 193
Pioneer Natural Resources Co 1,344 94
Valero Energy Corp 3,331 151
$ 3,858
Oil & Gas Services - 0.16%
Baker Hughes Co 5,269 55
Halliburton Co 7,119 49
National Oilwell Varco Inc 3,128 31
Schlumberger Ltd 11,225 151
TechnipFMC PLC 3,408 23
$ 309
Packaging & Containers - 0.23%
Amcor PLC 13,138 107
Ball Corp 2,654 172
Packaging Corp of America 767 66
Sealed Air Corp 1,252 31
Westrock Co 2,090 59
$ 435
Pharmaceuticals - 6.24%
AbbVie Inc 11,991 914
Allergan PLC 2,662 471
AmerisourceBergen Corp 1,219 108
Becton Dickinson and Co 2,192 504
Bristol-Myers Squibb Co 19,009 1,059
Cardinal Health Inc 2,373 114
Cigna Corp 3,029 537
CVS Health Corp 10,550 626
Eli Lilly & Co 6,853 951
Johnson & Johnson 21,343 2,799
McKesson Corp 1,311 177
Merck & Co Inc 20,647 1,589
Mylan NV
( d)
4,185 62
Perrigo Co PLC 1,103 53
Pfizer Inc 44,880 1,465
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Zoetis Inc 3,862 $ 454
$ 11,883
Pipelines - 0.23%
Kinder Morgan Inc/DE 15,795 220
ONEOK Inc 3,349 73
Williams Cos Inc/The 9,828 139
$ 432
Real Estate - 0.05%
CBRE Group Inc
( d)
2,716 102
REITs - 2.68%
Alexandria Real Estate Equities Inc 934 128
American Tower Corp 3,592 782
Apartment Investment & Management Co 1,208 42
AvalonBay Communities Inc 1,133 167
Boston Properties Inc 1,166 108
Crown Castle International Corp 3,371 487
Digital Realty Trust Inc 2,130 296
Duke Realty Corp 2,980 96
Equinix Inc 691 432
Equity Residential 2,830 175
Essex Property Trust Inc 536 118
Extra Space Storage Inc 1,049 100
Federal Realty Investment Trust 570 43
Healthpeak Properties Inc 4,013 96
Host Hotels & Resorts Inc 5,817 64
Iron Mountain Inc 2,327 55
Kimco Realty Corp 3,424 33
Mid-America Apartment Communities Inc 924 95
Prologis Inc 5,984 481
Public Storage 1,217 242
Realty Income Corp 2,642 132
Regency Centers Corp 1,358 52
SBA Communications Corp 914 247
Simon Property Group Inc 2,487 136
SL Green Realty Corp 662 29
UDR Inc 2,376 87
Ventas Inc 3,022 81
Vornado Realty Trust 1,284 46
Welltower Inc 3,291 151
Weyerhaeuser Co 6,042 102
$ 5,103
Retail - 4.91%
Advance Auto Parts Inc 563 53
AutoZone Inc
( d)
194 164
Best Buy Co Inc 1,848 106
CarMax Inc
( d)
1,334 72
Chipotle Mexican Grill Inc
( d)
206 135
Costco Wholesale Corp 3,582 1,021
Darden Restaurants Inc 994 54
Dollar General Corp 2,066 312
Dollar Tree Inc
( d)
1,919 141
Gap Inc/The 1,728 12
Genuine Parts Co 1,178 79
Home Depot Inc/The 8,846 1,652
Kohl's Corp 1,271 19
L Brands Inc 1,882 22
Lowe's Cos Inc 6,217 535
Macy's Inc
( e)
2,506 12
McDonald's Corp 6,110 1,010
Nordstrom Inc
( e)
868 13
O'Reilly Automotive Inc
( d)
614 185
Ross Stores Inc 2,935 255
Starbucks Corp 9,578 630
Target Corp 4,110 382
Tiffany & Co 875 113
TJX Cos Inc/The 9,834 470
Tractor Supply Co 961 81
Ulta Beauty Inc
( d)
465 82
Walgreens Boots Alliance Inc 6,082 278

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Walmart Inc 11,503 $ 1,307
Yum! Brands Inc 2,454 168
$ 9,363
Savings & Loans - 0.02%
People's United Financial Inc 3,600 40
Semiconductors - 4.13%
Advanced Micro Devices Inc
( d)
9,484 431
Analog Devices Inc 2,986 268
Applied Materials Inc 7,491 343
Broadcom Inc 3,216 763
Intel Corp 35,278 1,909
IPG Photonics Corp
( d)
288 32
KLA Corp 1,281 184
Lam Research Corp 1,176 282
Maxim Integrated Products Inc 2,193 107
Microchip Technology Inc 1,938 131
Micron Technology Inc
( d)
8,977 378
NVIDIA Corp 4,963 1,308
Qorvo Inc
( d)
943 76
QUALCOMM Inc 9,259 626
Skyworks Solutions Inc 1,382 124
Texas Instruments Inc 7,579 757
Xilinx Inc 2,040 159
$ 7,878
Shipbuilding - 0.03%
Huntington Ingalls Industries Inc 333 61
Software - 9.12%
Activision Blizzard Inc 6,230 371
Adobe Inc
( d)
3,925 1,249
Akamai Technologies Inc
( d)
1,312 120
ANSYS Inc
( d)
694 161
Autodesk Inc
( d)
1,785 279
Broadridge Financial Solutions Inc 930 88
Cadence Design Systems Inc
( d)
2,275 150
Cerner Corp 2,549 161
Citrix Systems Inc 993 141
Electronic Arts Inc
( d)
2,369 237
Fidelity National Information Services Inc 4,983 606
Fiserv Inc
( d)
4,631 440
Intuit Inc 2,110 485
Jack Henry & Associates Inc 623 97
Microsoft Corp
( f)
61,865 9,757
MSCI Inc 686 198
Oracle Corp 17,570 849
Paychex Inc 2,583 163
Paycom Software Inc
( d)
397 80
salesforce.com Inc
( d)
7,192 1,035
ServiceNow Inc
( d)
1,529 438
Synopsys Inc
( d)
1,218 157
Take-Two Interactive Software Inc
( d)
917 109
$ 17,371
Telecommunications - 2.95%
Arista Networks Inc
( d)
439 89
AT&T Inc 59,239 1,727
CenturyLink Inc 7,955 75
Cisco Systems Inc 34,402 1,352
Corning Inc 6,238 128
Juniper Networks Inc 2,716 52
Motorola Solutions Inc 1,389 185
T-Mobile US Inc
( d)
2,567 215
Verizon Communications Inc 33,538 1,802
$ 5,625
Textiles - 0.02%
Mohawk Industries Inc
( d)
483 37
Toys, Games & Hobbies - 0.04%
Hasbro Inc 1,032 74
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1.40%
CH Robinson Worldwide Inc 1,097 $ 73
CSX Corp 6,307 361
Expeditors International of Washington Inc 1,380 92
FedEx Corp 1,946 236
JB Hunt Transport Services Inc 691 64
Kansas City Southern 805 102
Norfolk Southern Corp 2,117 309
Old Dominion Freight Line Inc 776 102
Union Pacific Corp 5,632 794
United Parcel Service Inc 5,681 531
$ 2,664
Water - 0.09%
American Water Works Co Inc 1,465 175
TOTAL COMMON STOCKS $ 173,733
TOTAL PURCHASED OPTIONS - 2.85% $ 5,434
Total Investments $ 188,583
Other Assets and Liabilities -  1.02% 1,936
TOTAL NET ASSETS - 100.00% $ 190,519
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $135 or
0.07% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,241 or 0.65% of net assets.
Portfolio Summary  ( unaudited)
Sector Percent
Consumer, Non-cyclical 21.46%
Technology 19.23%
Communications 14.38%
Financial 14.27%
Industrial 7.41%
Consumer, Cyclical 7.01%
Money Market Funds 4.45%
Utilities 3.25%
Purchased Options 2.85%
Energy 2.41%
Basic Materials 1.77%
Investment Companies 0.49%
Other Assets and Liabilities
1.02%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales March 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 0.53% $ 12,955 $ 13,489 $ 18,103 $ 8,341
$ 12,955 $ 13,489 $ 18,103 $ 8,341
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 0.53% $ 39 $ — $ — $ —
$ 39 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Index N/A 150 $ 15 $ 2,500.00 05/18/2020 $ 2,189 $ 3,042 $ 853
Put - S&P 500 Index N/A 300 30 $ 2,300.00 05/18/2020 5,035 2,392 (2,643)
Total $ 7,224 $ 5,434 $ (1,790)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Index N/A 150 $ 15 $ 2,530.00 05/18/2020 $ (1,961) $ (2,746) $ (785)
Put - S&P 500 Index N/A 300 30 $ 2,250.00 05/18/2020 (4,527) (2,111) 2,416
Total $ (6,488) $ (4,857) $ 1,631
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini ; June 2020 Long 41 $ 5,268 $ (1)
Total $ (1)
Amounts in thousands except contracts.

Schedule of Investments
MidCap Account
March 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.44% Shares Held Value (000's)
Money Market Funds - 1.44%
BlackRock Liquidity FedFund 0.36%
(a),(b)
4,652,805 $ 4,652
Principal Government Money Market Fund
0.53%
(a),(c)
1,737,724 1,738
$ 6,390
TOTAL INVESTMENT COMPANIES $ 6,390
COMMON STOCKS - 99.03% Shares Held Value (000's)
Aerospace & Defense - 3.38%
HEICO Corp - Class A 23,793 1,520
TransDigm Group Inc 42,161 13,500
$ 15,020
Banks - 1.95%
First Republic Bank/CA 83,196 6,845
M&T Bank Corp 17,432 1,803
$ 8,648
Beverages - 0.62%
Brown-Forman Corp - B Shares 49,467 2,746
Building Materials - 4.29%
Martin Marietta Materials Inc 32,385 6,128
Summit Materials Inc
( d)
131,622 1,975
Vulcan Materials Co 101,232 10,940
$ 19,043
Chemicals - 0.76%
Air Products & Chemicals Inc 16,839 3,361
Commercial Services - 11.19%
AMERCO 8,684 2,523
CoStar Group Inc
( d)
9,529 5,596
Everarc Holdings Ltd
( d)
92,882 1,423
Everarc Holdings Ltd - Warrants
( d)
97,671 15
Gartner Inc
( d)
82,298 8,194
IHS Markit Ltd 135,182 8,111
Moody's Corp 22,480 4,755
S&P Global Inc 10,197 2,499
Square Inc
( d)
23,084 1,209
TransUnion 118,754 7,859
Verisk Analytics Inc 54,054 7,534
$ 49,718
Distribution & Wholesale - 3.87%
Copart Inc
( d)
159,810 10,950
Fastenal Co 200,676 6,271
$ 17,221
Diversified Financial Services - 1.03%
Credit Acceptance Corp
( d),(e)
17,874 4,570
Electric - 2.02%
Brookfield Infrastructure Partners LP 172,295 6,197
Brookfield Renewable Partners LP
( e)
65,725 2,793
$ 8,990
Electronics - 3.54%
Mettler-Toledo International Inc
( d)
9,865 6,812
Roper Technologies Inc 28,542 8,900
$ 15,712
Entertainment - 2.44%
Liberty Media Corp-Liberty Braves - A Shares
( d)
5,176 101
Liberty Media Corp-Liberty Braves - C Shares
( d)
18,935 361
Live Nation Entertainment Inc
( d)
100,283 4,559
Vail Resorts Inc 39,419 5,822
$ 10,843
Hand & Machine Tools - 0.68%
Colfax Corp
( d)
153,005 3,029
Healthcare - Products - 1.17%
IDEXX Laboratories Inc
( d)
21,527 5,215
Home Builders - 1.50%
Lennar Corp - A Shares 93,230 3,561
Lennar Corp - B Shares 1,475 43
NVR Inc
( d)
1,194 3,068
$ 6,672
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 9.28%
Aon PLC 22,119 $ 3,651
Arch Capital Group Ltd
( d)
227,545 6,476
Brown & Brown Inc 199,811 7,237
Fidelity National Financial Inc 227,382 5,657
Markel Corp
( d)
14,469 13,426
Progressive Corp/The 64,833 4,787
$ 41,234
Internet - 3.76%
VeriSign Inc
( d)
57,721 10,395
Wix.com Ltd
( d)
62,575 6,309
$ 16,704
Investment Companies - 0.09%
Brookfield Business Partners LP 15,301 389
Lodging - 2.91%
Hilton Worldwide Holdings Inc 146,770 10,015
Hyatt Hotels Corp 60,583 2,902
$ 12,917
Machinery - Diversified - 0.13%
Cognex Corp 13,326 563
Media - 4.82%
Liberty Broadband Corp - A Shares
( d)
23,522 2,517
Liberty Broadband Corp - C Shares
( d)
65,966 7,304
Liberty Global PLC - A Shares
( d)
15,943 263
Liberty Global PLC - C Shares
( d)
151,552 2,381
Liberty Media Corp-Liberty Formula One - A
Shares
( d)
18,376 474
Liberty Media Corp-Liberty Formula One - C
Shares
( d)
152,576 4,155
Liberty Media Corp-Liberty SiriusXM - A Shares
( d)
35,379 1,121
Liberty Media Corp-Liberty SiriusXM - C Shares
( d)
101,605 3,213
$ 21,428
Pharmaceuticals - 0.11%
Elanco Animal Health Inc
( d)
21,122 473
Private Equity - 7.41%
Brookfield Asset Management Inc 421,826 18,666
Kennedy-Wilson Holdings Inc 163,401 2,193
KKR & Co Inc 365,453 8,577
Onex Corp 95,639 3,476
$ 32,912
Real Estate - 2.76%
Brookfield Property Partners LP 89,584 722
CBRE Group Inc
( d)
231,470 8,729
Howard Hughes Corp/ The
( d)
55,536 2,805
$ 12,256
REITs - 4.79%
Equinix Inc 6,387 3,989
SBA Communications Corp 61,120 16,501
Vornado Realty Trust 21,824 790
$ 21,280
Retail - 9.90%
CarMax Inc
( d)
190,905 10,276
Dollar General Corp 23,837 3,600
Domino's Pizza Inc 28,335 9,182
O'Reilly Automotive Inc
( d)
38,082 11,465
Restaurant Brands International Inc 205,694 8,234
Ross Stores Inc 14,361 1,249
$ 44,006
Semiconductors - 1.36%
Microchip Technology Inc 89,114 6,042
Software - 11.01%
ANSYS Inc
( d)
40,359 9,382
Autodesk Inc
( d)
62,544 9,763
Black Knight Inc
( d)
215,419 12,507
Guidewire Software Inc
( d)
47,440 3,763
MSCI Inc 17,237 4,981
RealPage Inc
( d)
106,127 5,617

Schedule of Investments
MidCap Account
March 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Slack Technologies Inc
( d)
107,710 $ 2,891
$ 48,904
Telecommunications - 2.12%
GCI Liberty Inc
( d)
79,126 4,508
Motorola Solutions Inc 36,947 4,911
$ 9,419
Transportation - 0.14%
Brookfield Infrastructure Corp
( d)
19,144 623
TOTAL COMMON STOCKS $ 439,938
Total Investments $ 446,328
Other Assets and Liabilities -  (0.47)% (2,068)
TOTAL NET ASSETS - 100.00% $ 444,260
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,652 or
1.05% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Sector Percent
Financial 27.31%
Consumer, Cyclical 20.62%
Consumer, Non-cyclical 13.09%
Technology 12.37%
Industrial 12.16%
Communications 10.70%
Utilities 2.02%
Money Market Funds 1.44%
Basic Materials 0.76%
Other Assets and Liabilities
(0.47)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales March 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 0.53% $ 252 $ 37,608 $ 36,122 $ 1,738
$ 252 $ 37,608 $ 36,122 $ 1,738
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 0.53% $ 2 $ — $ — $ —
$ 2 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Principal Capital Appreciation Account
March 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.06% Shares Held Value (000's)
Money Market Funds - 2.06%
Principal Government Money Market Fund
0.53%
(a),(b)
2,533,799 $ 2,534
TOTAL INVESTMENT COMPANIES $ 2,534
COMMON STOCKS - 96.90% Shares Held Value (000's)
Aerospace & Defense - 1.97%
Boeing Co/The 1,717 256
Northrop Grumman Corp 4,493 1,359
Teledyne Technologies Inc
( c)
2,723 810
$ 2,425
Apparel - 1.96%
Deckers Outdoor Corp
( c)
11,199 1,501
NIKE Inc 10,992 909
$ 2,410
Automobile Manufacturers - 0.76%
PACCAR Inc 15,230 931
Banks - 4.43%
JPMorgan Chase & Co 41,559 3,742
PNC Financial Services Group Inc/The 13,524 1,294
US Bancorp 12,115 417
$ 5,453
Beverages - 2.37%
Keurig Dr Pepper Inc 14,845 360
PepsiCo Inc 21,262 2,554
$ 2,914
Chemicals - 1.14%
FMC Corp 17,169 1,403
Commercial Services - 0.72%
PayPal Holdings Inc
( c)
9,208 882
Computers - 4.65%
Apple Inc 22,512 5,725
Consumer Products - 1.25%
Church & Dwight Co Inc 23,979 1,539
Distribution & Wholesale - 0.38%
IAA Inc
( c)
15,554 466
Diversified Financial Services - 4.49%
Ameriprise Financial Inc 5,650 579
Charles Schwab Corp/The 46,820 1,574
Discover Financial Services 17,031 608
Nasdaq Inc 7,209 684
Visa Inc 12,930 2,083
$ 5,528
Electric - 4.15%
NextEra Energy Inc 11,466 2,759
Xcel Energy Inc 39,000 2,352
$ 5,111
Electronics - 1.98%
Honeywell International Inc 14,459 1,934
Roper Technologies Inc 1,626 507
$ 2,441
Environmental Control - 1.05%
Republic Services Inc 14,680 1,102
Waste Connections Inc 2,407 186
$ 1,288
Food - 1.43%
McCormick & Co Inc/MD 7,450 1,052
Tyson Foods Inc 12,185 705
$ 1,757
Hand & Machine Tools - 0.25%
Snap-on Inc 2,855 311
Healthcare - Products - 5.25%
Abbott Laboratories 14,426 1,138
Edwards Lifesciences Corp
( c)
2,958 558
Medtronic PLC 21,739 1,961
Thermo Fisher Scientific Inc 6,647 1,885
Varian Medical Systems Inc
( c)
8,984 922
$ 6,464
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 1.98%
UnitedHealth Group Inc 6,077 $ 1,515
Universal Health Services Inc 9,346 926
$ 2,441
Insurance - 3.04%
Chubb Ltd 10,164 1,135
Fidelity National Financial Inc 42,328 1,053
Marsh & McLennan Cos Inc 17,988 1,556
$ 3,744
Internet - 8.49%
Alphabet Inc - A Shares
( c)
3,063 3,559
Amazon.com Inc
( c)
2,521 4,915
Facebook Inc
( c)
11,857 1,978
$ 10,452
Machinery - Diversified - 0.94%
Deere & Co 8,424 1,164
Media - 2.19%
Comcast Corp - Class A 43,024 1,479
Nexstar Media Group Inc 6,218 359
Walt Disney Co/The 8,841 854
$ 2,692
Miscellaneous Manufacturers - 0.33%
3M Co 2,972 406
Oil & Gas - 2.13%
Chevron Corp 10,025 727
Royal Dutch Shell PLC - B shares ADR 35,004 1,143
Valero Energy Corp 16,604 753
$ 2,623
Packaging & Containers - 1.06%
Ball Corp 20,156 1,303
Pharmaceuticals - 8.01%
Becton Dickinson and Co 8,769 2,015
Bristol-Myers Squibb Co 29,076 1,621
DexCom Inc
( c)
1,188 320
Johnson & Johnson 12,082 1,584
Merck & Co Inc 35,180 2,707
Pfizer Inc 49,587 1,618
$ 9,865
REITs - 3.61%
Alexandria Real Estate Equities Inc 17,596 2,412
American Tower Corp 3,345 728
Extra Space Storage Inc 13,653 1,307
$ 4,447
Retail - 4.91%
Costco Wholesale Corp 6,563 1,871
Home Depot Inc/The 11,219 2,095
Lululemon Athletica Inc
( c)
5,706 1,082
Starbucks Corp 11,048 726
Target Corp 2,860 266
$ 6,040
Semiconductors - 4.42%
Broadcom Inc 4,807 1,140
Lam Research Corp 4,611 1,107
Microchip Technology Inc 12,380 839
NVIDIA Corp 3,137 827
Taiwan Semiconductor Manufacturing Co Ltd
ADR
31,942 1,526
$ 5,439
Software - 10.93%
Adobe Inc
( c)
7,864 2,503
Fair Isaac Corp
( c)
4,848 1,492
Fidelity National Information Services Inc 16,872 2,052
Microsoft Corp 39,881 6,289
ServiceNow Inc
( c)
3,883 1,113
$ 13,449

Schedule of Investments
Principal Capital Appreciation Account
March 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 4.53%
Cisco Systems Inc 33,259 $ 1,307
T-Mobile US Inc
( c)
22,653 1,901
Verizon Communications Inc 43,970 2,363
$ 5,571
Toys, Games & Hobbies - 0.73%
Hasbro Inc 12,655 905
Transportation - 1.37%
Expeditors International of Washington Inc 13,013 868
Union Pacific Corp 5,803 819
$ 1,687
TOTAL COMMON STOCKS $ 119,276
Total Investments $ 121,810
Other Assets and Liabilities -  1.04% 1,278
TOTAL NET ASSETS - 100.00% $ 123,088
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  ( unaudited)
Sector Percent
Consumer, Non-cyclical 21.01%
Technology 20.00%
Financial 15.57%
Communications 15.21%
Industrial 8.95%
Consumer, Cyclical 8.74%
Utilities 4.15%
Energy 2.13%
Money Market Funds 2.06%
Basic Materials 1.14%
Other Assets and Liabilities
1.04%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales March 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 0.53% $ 2,945 $ 9,990 $ 10,401 $ 2,534
$ 2,945 $ 9,990 $ 10,401 $ 2,534
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 0.53% $ 10 $ — $ — $ —
$ 10 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2010 Account
March 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 41.30%
Blue Chip Fund
( a)
34,469 $ 800
Core Fixed Income Fund
( a)
740,529 7,154
Diversified International Fund
( a)
110,108 1,105
Diversified Real Asset Fund
( a)
49,783 466
International Small Company Fund
( a)
39,285 312
LargeCap Growth Fund I
( a)
57,272 794
MidCap Fund
( a)
25,272 594
MidCap Value Fund I
( a)
35,131 355
SmallCap Growth Fund I
( a),(b)
20,179 213
SmallCap Value Fund II
( a)
18,504 131
$ 11,924
Principal Funds, Inc. Institutional Class - 58.73%
Bond Market Index Fund
( a)
400,190 4,658
Equity Income Fund
( a)
21,931 554
High Income Fund
( a)
217,641 1,768
Inflation Protection Fund
( a)
156,592 1,359
LargeCap S&P 500 Index Fund
( a)
86,777 1,370
LargeCap Value Fund III
( a)
43,490 541
Overseas Fund
( a)
143,083 982
Short-Term Income Fund
( a)
470,986 5,727
$ 16,959
TOTAL INVESTMENT COMPANIES $ 28,883
Total Investments $ 28,883
Other Assets and Liabilities -  (0.03)% (8)
TOTAL NET ASSETS - 100.00% $ 28,875
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 75.40%
Domestic Equity Funds 18.54%
International Equity Funds 4.48%
Specialty Funds 1.61%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2010 Account
March 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales March 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 931 $ 116 $ 144 $ 800
Bond Market Index Fund 4,795 205 495 4,658
Core Fixed Income Fund 7,452 420 628 7,154
Diversified International Fund 1,198 245 39 1,105
Diversified Real Asset Fund 533 62 24 466
Equity Income Fund 752 58 73 554
High Income Fund 2,075 148 152 1,768
Inflation Protection Fund 1,353 126 123 1,359
International Small Company Fund 390 64 14 312
LargeCap Growth Fund I 907 115 121 794
LargeCap S&P 500 Index Fund 1,639 212 188 1,370
LargeCap Value Fund III 759 54 83 541
MidCap Fund 811 52 94 594
MidCap Value Fund I 481 38 23 355
Overseas Fund 1,177 268 39 982
Short-Term Income Fund 5,770 501 477 5,727
SmallCap Growth Fund I 264 17 10 213
SmallCap Value Fund II 218 16 35 131
$ 31,505 $ 2,717 $ 2,762 $ 28,883
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ 40 $ — $ (143)
Bond Market Index Fund — 1 — 152
Core Fixed Income Fund 51 (8) — (82)
Diversified International Fund — — — (299)
Diversified Real Asset Fund — — — (105)
Equity Income Fund 4 14 — (197)
High Income Fund 31 (13) — (290)
Inflation Protection Fund 2 — — 3
International Small Company Fund — — — (128)
LargeCap Growth Fund I — 14 — (121)
LargeCap S&P 500 Index Fund — 39 — (332)
LargeCap Value Fund III — 3 — (192)
MidCap Fund — 22 — (197)
MidCap Value Fund I — — — (141)
Overseas Fund — — — (424)
Short-Term Income Fund 32 (2) — (65)
SmallCap Growth Fund I — — — (58)
SmallCap Value Fund II — 8 — (76)
$ 120 $ 118 $ — $ (2,695)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Account
March 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.00% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 48.00%
Blue Chip Fund
( a)
310,071 $ 7,200
Core Fixed Income Fund
( a)
3,887,175 37,550
Diversified International Fund
( a)
1,068,848 10,731
Diversified Real Asset Fund
( a)
312,738 2,930
International Small Company Fund
( a)
364,448 2,897
LargeCap Growth Fund I
( a)
530,596 7,354
MidCap Fund
( a)
233,183 5,480
MidCap Value Fund I
( a)
351,682 3,552
SmallCap Growth Fund I
( a),(b)
191,841 2,022
SmallCap Value Fund II
( a)
202,198 1,432
$ 81,148
Principal Funds, Inc. Institutional Class - 52.00%
Bond Market Index Fund
( a)
1,897,482 22,087
Equity Income Fund
( a)
213,044 5,384
High Income Fund
( a)
971,648 7,890
Inflation Protection Fund
( a)
847,391 7,355
LargeCap S&P 500 Index Fund
( a)
811,912 12,820
LargeCap Value Fund III
( a)
422,309 5,253
Overseas Fund
( a)
1,387,257 9,517
Short-Term Income Fund
( a)
1,447,246 17,598
$ 87,904
TOTAL INVESTMENT COMPANIES $ 169,052
Total Investments $ 169,052
Other Assets and Liabilities -  0.00% (8)
TOTAL NET ASSETS - 100.00% $ 169,044
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 61.06%
Domestic Equity Funds 29.87%
International Equity Funds 7.34%
Specialty Funds 1.73%
Other Assets and Liabilities
0.00%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Account
March 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales March 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 8,557 $ 860 $ 1,227 $ 7,200
Bond Market Index Fund 22,996 1,121 2,771 22,087
Core Fixed Income Fund 38,995 2,810 3,781 37,550
Diversified International Fund 11,918 2,097 323 10,731
Diversified Real Asset Fund 3,372 360 118 2,930
Equity Income Fund 7,223 549 577 5,384
High Income Fund 9,252 800 790 7,890
Inflation Protection Fund 7,357 744 763 7,355
International Small Company Fund 3,757 458 102 2,897
LargeCap Growth Fund I 8,518 865 965 7,354
LargeCap S&P 500 Index Fund 15,473 1,644 1,393 12,820
LargeCap Value Fund III 7,202 512 585 5,253
MidCap Fund 7,471 476 808 5,480
MidCap Value Fund I 4,757 368 136 3,552
Overseas Fund 11,692 2,342 323 9,517
Short-Term Income Fund 17,212 2,275 1,680 17,598
SmallCap Growth Fund I 2,512 166 99 2,022
SmallCap Value Fund II 2,216 166 191 1,432
$ 190,480 $ 18,613 $ 16,632 $ 169,052
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ 351 $ — $ (1,341)
Bond Market Index Fund — 8 — 733
Core Fixed Income Fund 269 (35) — (439)
Diversified International Fund — (3) — (2,958)
Diversified Real Asset Fund — — — (684)
Equity Income Fund 37 104 — (1,915)
High Income Fund 140 (80) — (1,292)
Inflation Protection Fund 10 — — 17
International Small Company Fund — — — (1,216)
LargeCap Growth Fund I — 85 — (1,149)
LargeCap S&P 500 Index Fund — 226 — (3,130)
LargeCap Value Fund III — 4 — (1,880)
MidCap Fund — 119 — (1,778)
MidCap Value Fund I — (1) — (1,436)
Overseas Fund — 1 — (4,195)
Short-Term Income Fund 99 (8) — (201)
SmallCap Growth Fund I — 2 — (559)
SmallCap Value Fund II — 20 — (779)
$ 555 $ 793 $ — $ (24,202)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Account
March 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 56.16%
Blue Chip Fund
( a)
225,700 $ 5,241
Core Fixed Income Fund
( a)
3,256,274 31,456
Diversified International Fund
( a)
1,342,444 13,478
Diversified Real Asset Fund
( a)
329,623 3,089
International Small Company Fund
( a)
508,553 4,043
LargeCap Growth Fund I
( a)
1,025,482 14,213
MidCap Fund
( a)
316,070 7,428
MidCap Value Fund I
( a)
500,732 5,057
Origin Emerging Markets Fund
( a)
322,806 3,009
SmallCap Growth Fund I
( a),(b)
268,542 2,830
SmallCap Value Fund II
( a)
285,941 2,024
$ 91,868
Principal Funds, Inc. Institutional Class - 43.85%
Bond Market Index Fund
( a)
1,464,531 17,047
Equity Income Fund
( a)
150,347 3,799
High Income Fund
( a)
823,369 6,686
Inflation Protection Fund
( a)
453,614 3,938
LargeCap S&P 500 Index Fund
( a)
1,096,466 17,313
LargeCap Value Fund III
( a)
882,081 10,973
Overseas Fund
( a)
1,747,394 11,987
$ 71,743
TOTAL INVESTMENT COMPANIES $ 163,611
Total Investments $ 163,611
Other Assets and Liabilities -  (0.01)% (9)
TOTAL NET ASSETS - 100.00% $ 163,602
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 44.38%
Domestic Equity Funds 42.10%
International Equity Funds 11.64%
Specialty Funds 1.89%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2030 Account
March 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales March 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 5,396 $ 699 $ 83 $ 5,241
Bond Market Index Fund 17,010 1,394 1,892 17,047
Core Fixed Income Fund 31,533 3,429 3,046 31,456
Diversified International Fund 14,625 2,801 281 13,478
Diversified Real Asset Fund 3,362 522 82 3,089
Equity Income Fund 4,868 548 363 3,799
High Income Fund 7,582 844 582 6,686
Inflation Protection Fund 3,828 507 399 3,938
International Small Company Fund 4,995 816 97 4,043
LargeCap Growth Fund I 15,626 2,022 1,342 14,213
LargeCap S&P 500 Index Fund 19,747 2,645 1,140 17,313
LargeCap Value Fund III 13,955 1,544 672 10,973
MidCap Fund 9,463 949 732 7,428
MidCap Value Fund I 6,396 792 117 5,057
Origin Emerging Markets Fund 3,159 603 59 3,009
Overseas Fund 14,418 3,031 282 11,987
SmallCap Growth Fund I 3,317 344 56 2,830
SmallCap Value Fund II 2,898 334 157 2,024
$ 182,178 $ 23,824 $ 11,382 $ 163,611
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ 1 $ — $ (772)
Bond Market Index Fund — 3 — 532
Core Fixed Income Fund 221 (45) — (415)
Diversified International Fund — — — (3,667)
Diversified Real Asset Fund — — — (713)
Equity Income Fund 26 6 — (1,260)
High Income Fund 114 (58) — (1,100)
Inflation Protection Fund 6 — — 2
International Small Company Fund — — — (1,671)
LargeCap Growth Fund I — 52 — (2,145)
LargeCap S&P 500 Index Fund — 19 — (3,958)
LargeCap Value Fund III — (1) — (3,853)
MidCap Fund — 27 — (2,279)
MidCap Value Fund I — — — (2,014)
Origin Emerging Markets Fund — — — (694)
Overseas Fund — — — (5,180)
SmallCap Growth Fund I — — — (775)
SmallCap Value Fund II — 1 — (1,052)
$ 367 $ 5 $ — $ (31,014)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Account
March 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 52.41%
Blue Chip Fund
( a)
114,851 $ 2,667
Core Fixed Income Fund
( a)
878,531 8,487
Diversified International Fund
( a)
705,474 7,083
International Small Company Fund
( a)
250,750 1,993
LargeCap Growth Fund I
( a)
529,378 7,337
MidCap Value Fund I
( a)
293,790 2,967
Origin Emerging Markets Fund
( a)
228,386 2,129
Real Estate Securities Fund
( a)
75,423 1,608
SmallCap Growth Fund I
( a),(b)
138,766 1,463
SmallCap Value Fund II
( a)
153,417 1,086
$ 36,820
Principal Funds, Inc. Institutional Class - 47.60%
Bond Market Index Fund
( a)
397,827 4,631
Equity Income Fund
( a)
78,715 1,989
High Income Fund
( a)
262,777 2,134
LargeCap S&P 500 Index Fund
( a)
567,560 8,962
LargeCap Value Fund III
( a)
467,959 5,821
MidCap Growth Fund III
( a),(b)
384,620 3,642
Overseas Fund
( a)
913,707 6,268
$ 33,447
TOTAL INVESTMENT COMPANIES $ 70,267
Total Investments $ 70,267
Other Assets and Liabilities -  (0.01)% (8)
TOTAL NET ASSETS - 100.00% $ 70,259
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 53.43%
Fixed Income Funds 31.79%
International Equity Funds 14.79%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales March 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 2,986 $ 209 $ 135 $ 2,667
Bond Market Index Fund 4,930 225 680 4,631
Core Fixed Income Fund 9,037 649 1,080 8,487
Diversified International Fund 8,306 1,019 283 7,083
Equity Income Fund 2,706 163 208 1,989
High Income Fund 2,574 177 240 2,134
International Small Company Fund 2,658 270 91 1,993
LargeCap Growth Fund I 8,726 612 913 7,337
LargeCap S&P 500 Index Fund 11,042 797 788 8,962
LargeCap Value Fund III 7,884 450 421 5,821
MidCap Growth Fund III 4,465 245 176 3,642
MidCap Value Fund I 4,057 249 132 2,967
Origin Emerging Markets Fund 2,398 305 77 2,129
Overseas Fund 8,152 1,183 282 6,268
Real Estate Securities Fund 2,015 134 67 1,608
SmallCap Growth Fund I 1,837 100 70 1,463
SmallCap Value Fund II 1,637 97 67 1,086
$ 85,410 $ 6,884 $ 5,710 $ 70,267
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ 5 $ — $ (398)
Bond Market Index Fund — 3 — 153
Core Fixed Income Fund 62 (20) — (99)
Diversified International Fund — 2 — (1,961)
Equity Income Fund 13 4 — (676)
High Income Fund 38 — — (377)
International Small Company Fund — — — (844)
LargeCap Growth Fund I — 38 — (1,126)
LargeCap S&P 500 Index Fund — 14 — (2,103)
LargeCap Value Fund III — (1) — (2,091)
MidCap Growth Fund III — — — (892)
MidCap Value Fund I — — — (1,207)
Origin Emerging Markets Fund — — — (497)
Overseas Fund — — — (2,785)
Real Estate Securities Fund 10 — — (474)
SmallCap Growth Fund I — — — (404)
SmallCap Value Fund II — — — (581)
$ 123 $ 45 $ — $ (16,362)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Account
March 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 52.18%
Blue Chip Fund
( a)
57,534 $ 1,336
Core Fixed Income Fund
( a)
214,325 2,070
Diversified International Fund
( a)
359,507 3,610
International Small Company Fund
( a)
128,139 1,019
LargeCap Growth Fund I
( a)
269,002 3,728
MidCap Value Fund I
( a)
152,150 1,537
Origin Emerging Markets Fund
( a)
119,895 1,118
Real Estate Securities Fund
( a)
34,539 736
SmallCap Growth Fund I
( a),(b)
71,919 758
SmallCap Value Fund II
( a)
81,675 578
$ 16,490
Principal Funds, Inc. Institutional Class - 47.85%
Bond Market Index Fund
( a)
77,823 906
Equity Income Fund
( a)
39,927 1,009
High Income Fund
( a)
66,955 543
LargeCap S&P 500 Index Fund
( a)
290,648 4,589
LargeCap Value Fund III
( a)
240,983 2,998
MidCap Growth Fund III
( a),(b)
198,951 1,884
Overseas Fund
( a)
465,411 3,193
$ 15,122
TOTAL INVESTMENT COMPANIES $ 31,612
Total Investments $ 31,612
Other Assets and Liabilities -  (0.03)% (8)
TOTAL NET ASSETS - 100.00% $ 31,604
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 60.61%
Fixed Income Funds 22.56%
International Equity Funds 16.86%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales March 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 1,465 $ 94 $ 19 $ 1,336
Bond Market Index Fund 1,214 60 403 906
Core Fixed Income Fund 2,437 135 475 2,070
Diversified International Fund 4,128 559 67 3,610
Equity Income Fund 1,339 81 67 1,009
High Income Fund 773 53 180 543
International Small Company Fund 1,294 182 21 1,019
LargeCap Growth Fund I 4,355 263 319 3,728
LargeCap S&P 500 Index Fund 5,567 349 230 4,589
LargeCap Value Fund III 3,976 227 118 2,998
MidCap Growth Fund III 2,269 124 42 1,884
MidCap Value Fund I 2,065 134 31 1,537
Origin Emerging Markets Fund 1,225 175 19 1,118
Overseas Fund 4,064 629 67 3,193
Real Estate Securities Fund 909 61 15 736
SmallCap Growth Fund I 941 51 22 758
SmallCap Value Fund II 866 51 27 578
$ 38,887 $ 3,228 $ 2,122 $ 31,612
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ — $ — $ (204)
Bond Market Index Fund — 3 — 32
Core Fixed Income Fund 16 (5) — (22)
Diversified International Fund — — — (1,010)
Equity Income Fund 7 — — (344)
High Income Fund 10 — — (103)
International Small Company Fund — — — (436)
LargeCap Growth Fund I — 14 — (585)
LargeCap S&P 500 Index Fund — 3 — (1,100)
LargeCap Value Fund III — — — (1,087)
MidCap Growth Fund III — — — (467)
MidCap Value Fund I — — — (631)
Origin Emerging Markets Fund — — — (263)
Overseas Fund — — — (1,433)
Real Estate Securities Fund 5 — — (219)
SmallCap Growth Fund I — — — (212)
SmallCap Value Fund II — — — (312)
$ 38 $ 15 $ — $ (8,396)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Account
March 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.12% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 51.65%
Blue Chip Fund
( a)
12,667 $ 294
Core Fixed Income Fund
( a)
23,832 230
Diversified International Fund
( a)
79,158 795
International Small Company Fund
( a)
28,320 225
LargeCap Growth Fund I
( a)
58,465 810
MidCap Value Fund I
( a)
33,832 342
Origin Emerging Markets Fund
( a)
28,483 266
Real Estate Securities Fund
( a)
7,190 153
SmallCap Growth Fund I
( a),(b)
16,046 169
SmallCap Value Fund II
( a)
18,196 129
$ 3,413
Principal Funds, Inc. Institutional Class - 48.47%
Bond Market Index Fund
( a)
10,565 123
Equity Income Fund
( a)
8,873 224
High Income Fund
( a)
10,920 89
LargeCap S&P 500 Index Fund
( a)
62,692 990
LargeCap Value Fund III
( a)
52,699 656
MidCap Growth Fund III
( a),(b)
44,333 420
Overseas Fund
( a)
102,244 701
$ 3,203
TOTAL INVESTMENT COMPANIES $ 6,616
Total Investments $ 6,616
Other Assets and Liabilities -  (0.12)% (8)
TOTAL NET ASSETS - 100.00% $ 6,608
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 63.36%
Fixed Income Funds 18.72%
International Equity Funds 18.04%
Other Assets and Liabilities
(0.12)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales March 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 317 $ 65 $ 40 $ 294
Bond Market Index Fund 163 19 63 123
Core Fixed Income Fund 267 32 66 230
Diversified International Fund 930 232 135 795
Equity Income Fund 294 56 45 224
High Income Fund 128 18 41 89
International Small Company Fund 285 83 42 225
LargeCap Growth Fund I 932 164 153 810
LargeCap S&P 500 Index Fund 1,194 219 174 990
LargeCap Value Fund III 864 164 123 656
MidCap Growth Fund III 497 97 65 420
MidCap Value Fund I 462 92 65 342
Origin Emerging Markets Fund 296 76 40 266
Overseas Fund 918 246 135 701
Real Estate Securities Fund 190 40 28 153
SmallCap Growth Fund I 207 38 27 169
SmallCap Value Fund II 192 38 28 129
$ 8,136 $ 1,679 $ 1,270 $ 6,616
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ — $ — $ (48)
Bond Market Index Fund — — — 4
Core Fixed Income Fund 2 — — (3)
Diversified International Fund — (6) — (226)
Equity Income Fund 1 (2) — (79)
High Income Fund 2 (2) — (14)
International Small Company Fund — (4) — (97)
LargeCap Growth Fund I — 1 — (134)
LargeCap S&P 500 Index Fund — 1 — (250)
LargeCap Value Fund III — (8) — (241)
MidCap Growth Fund III — (1) — (108)
MidCap Value Fund I — (5) — (142)
Origin Emerging Markets Fund — (1) — (65)
Overseas Fund — (13) — (315)
Real Estate Securities Fund 1 (1) — (48)
SmallCap Growth Fund I — — — (49)
SmallCap Value Fund II — (3) — (70)
$ 6 $ (44) $ — $ (1,885)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Account
March 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 39.91%
Blue Chip Fund
( a)
46,296 $ 1,075
Core Fixed Income Fund
( a)
680,696 6,576
Diversified International Fund
( a)
76,269 766
Diversified Real Asset Fund
( a)
56,633 531
International Small Company Fund
( a)
27,947 222
MidCap Fund
( a)
28,699 674
SmallCap Growth Fund I
( a),(b)
13,837 146
SmallCap Value Fund II
( a)
14,574 103
$ 10,093
Principal Funds, Inc. Institutional Class - 60.12%
Bond Market Index Fund
( a)
364,562 4,243
Equity Income Fund
( a)
30,913 781
High Income Fund
( a)
207,438 1,684
Inflation Protection Fund
( a)
137,503 1,194
LargeCap S&P 500 Index Fund
( a)
62,593 988
Overseas Fund
( a)
100,670 691
Short-Term Income Fund
( a)
462,333 5,622
$ 15,203
TOTAL INVESTMENT COMPANIES $ 25,296
Total Investments $ 25,296
Other Assets and Liabilities -  (0.03)% (8)
TOTAL NET ASSETS - 100.00% $ 25,288
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 79.42%
Domestic Equity Funds 14.90%
International Equity Funds 3.61%
Specialty Funds 2.10%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales March 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 1,077 $ 303 $ 180 $ 1,075
Bond Market Index Fund 4,378 179 455 4,243
Core Fixed Income Fund 6,851 360 556 6,576
Diversified International Fund 737 244 34 766
Diversified Real Asset Fund 501 159 28 531
Equity Income Fund 920 205 121 781
High Income Fund 1,971 139 143 1,684
Inflation Protection Fund 1,203 92 105 1,194
International Small Company Fund 242 69 12 222
LargeCap S&P 500 Index Fund 980 290 94 988
MidCap Fund 798 166 114 674
Overseas Fund 730 252 35 691
Short-Term Income Fund 5,599 542 455 5,622
SmallCap Growth Fund I 155 32 6 146
SmallCap Value Fund II 143 32 28 103
$ 26,285 $ 3,064 $ 2,366 $ 25,296
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ 31 $ — $ (156)
Bond Market Index Fund — 2 — 139
Core Fixed Income Fund 47 (3) — (76)
Diversified International Fund — — — (181)
Diversified Real Asset Fund — — — (101)
Equity Income Fund 5 3 — (226)
High Income Fund 29 (7) — (276)
Inflation Protection Fund 2 1 — 3
International Small Company Fund — — — (77)
LargeCap S&P 500 Index Fund — 1 — (189)
MidCap Fund — 8 — (184)
Overseas Fund — — — (256)
Short-Term Income Fund 31 (1) — (63)
SmallCap Growth Fund I — — — (35)
SmallCap Value Fund II — 2 — (46)
$ 114 $ 37 $ — $ (1,724)
Amounts in thousands.

Schedule of Investments
Real Estate Securities Account
March 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.62% Shares Held Value (000's)
Money Market Funds - 1.62%
Principal Government Money Market Fund
0.53%
(a),(b)
1,952,974 $ 1,953
TOTAL INVESTMENT COMPANIES $ 1,953
COMMON STOCKS - 98.25% Shares Held Value (000's)
Lodging - 0.69%
Hilton Worldwide Holdings Inc 12,329 841
REITs - 97.56%
Alexandria Real Estate Equities Inc 41,219 5,649
American Homes 4 Rent 205,834 4,775
American Tower Corp 15,716 3,422
Americold Realty Trust 49,491 1,685
Apartment Investment & Management Co 77,289 2,717
AvalonBay Communities Inc 49,591 7,298
Boston Properties Inc 22,896 2,112
Brandywine Realty Trust 75,528 794
CoreSite Realty Corp 17,090 1,981
Cousins Properties Inc 85,742 2,510
CubeSmart 72,374 1,939
Digital Realty Trust Inc 17,053 2,369
Duke Realty Corp 68,510 2,218
EPR Properties 27,872 675
Equinix Inc 19,509 12,185
Equity LifeStyle Properties Inc 44,215 2,541
Equity Residential 18,873 1,165
Essential Properties Realty Trust Inc 112,084 1,464
Essex Property Trust Inc 23,433 5,161
Extra Space Storage Inc 34,830 3,335
First Industrial Realty Trust Inc 38,741 1,287
Healthcare Realty Trust Inc 50,780 1,418
Healthcare Trust of America Inc 174,406 4,235
Healthpeak Properties Inc 89,337 2,131
Invitation Homes Inc 288,428 6,164
Kilroy Realty Corp 37,268 2,374
Park Hotels & Resorts Inc 76,555 605
Prologis Inc 144,332 11,600
Public Storage 8,342 1,657
Regency Centers Corp 58,781 2,259
Sabra Health Care REIT Inc 85,810 937
Saul Centers Inc 15,814 518
Simon Property Group Inc 26,745 1,467
STORE Capital Corp 154,140 2,793
Sun Communities Inc 33,503 4,183
Sunstone Hotel Investors Inc 67,171 585
Terreno Realty Corp 57,280 2,964
VICI Properties Inc 100,414 1,671
Welltower Inc 55,172 2,526
Weyerhaeuser Co 32,160 545
$ 117,914
TOTAL COMMON STOCKS $ 118,755
Total Investments $ 120,708
Other Assets and Liabilities -  0.13% 158
TOTAL NET ASSETS - 100.00% $ 120,866
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Sector Percent
Financial 97.56%
Money Market Funds 1.62%
Consumer, Cyclical 0.69%
Other Assets and Liabilities
0.13%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales March 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 0.53% $ 1,130 $ 7,980 $ 7,157 $ 1,953
$ 1,130 $ 7,980 $ 7,157 $ 1,953
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 0.53% $ 3 $ — $ — $ —
$ 3 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
March 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Money Market Funds - 1.85%
Principal Government Money Market Fund
0.53%
(a),(b)
10,605,786 $ 10,606
Principal Exchange-Traded Funds - 19.34%
Principal Active Global Dividend Income ETF
( a)
1,219,500 27,304
Principal Active Income ETF
( a)
249,900 8,069
Principal Investment Grade Corporate Active
ETF
( a)
160,200 3,929
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
2,304,200 59,694
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
544,600 11,723
$ 110,719
Principal Funds, Inc. Class R-6 - 48.56%
Blue Chip Fund
( a)
2,219,332 51,533
Core Fixed Income Fund
( a)
7,657,033 73,967
Diversified International Fund
( a)
6,092,315 61,167
Diversified Real Asset Fund
( a)
1,821,646 17,069
Edge MidCap Fund
( a)
1,825,626 20,137
Global Real Estate Securities Fund
( a)
1,894,137 14,623
High Yield Fund
( a)
1,379,215 8,592
International Small Company Fund
( a)
870,093 6,917
Origin Emerging Markets Fund
( a)
856,562 7,983
Spectrum Preferred and Capital Securities Income
Fund
( a)
1,783,275 16,085
$ 278,073
Principal Funds, Inc. Institutional Class - 10.63%
Inflation Protection Fund
( a)
1,115,208 9,680
Short-Term Income Fund
( a)
4,208,029 51,170
$ 60,850
Principal Variable Contracts Funds, Inc.  Class 1 - 19.65%
Equity Income Account
( a)
3,203,821 67,280
Government & High Quality Bond Account
( a)
4,574,597 45,243
$ 112,523
TOTAL INVESTMENT COMPANIES $ 572,771
Total Investments $ 572,771
Other Assets and Liabilities -  (0.03)% (146)
TOTAL NET ASSETS - 100.00% $ 572,625
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 48.54%
Domestic Equity Funds 36.74%
International Equity Funds 9.92%
Specialty Funds 2.98%
Money Market Funds 1.85%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
March 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales March 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 64,076 $ 90 $ 4,794 $ 51,533
Core Fixed Income Fund 84,277 1,049 10,291 73,967
Diversified International Fund 82,310 225 4,005 61,167
Diversified Real Asset Fund 22,012 86 852 17,069
Edge MidCap Fund 29,239 94 1,041 20,137
Equity Income Account 92,733 234 2,617 67,280
Global Real Estate Securities Fund 20,186 86 570 14,623
Government & High Quality Bond Account 46,640 485 2,264 45,243
High Yield Fund 10,183 329 596 8,592
Inflation Protection Fund 10,145 65 567 9,680
International Small Company Fund 10,223 54 340 6,917
Origin Emerging Markets Fund 10,362 30 490 7,983
Principal Active Global Dividend Income ETF 36,652 — — 27,304
Principal Active Income ETF 9,639 604 — 8,069
Principal Government Money Market Fund 0.53% 2,721 8,489 604 10,606
Principal Investment Grade Corporate Active ETF 5,329 — 1,198 3,929
Principal U.S. Mega-Cap Multi-Factor Index ETF 72,121 — — 59,694
Principal U.S. Small-Cap Multi-Factor Index ETF 17,732 — — 11,723
Short-Term Income Fund 53,153 619 2,037 51,170
Spectrum Preferred and Capital Securities Income Fund 18,459 446 341 16,085
$ 698,192 $ 12,985 $ 32,607 $ 572,771
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ 284 $ — $ (8,123)
Core Fixed Income Fund 564 (2) — (1,066)
Diversified International Fund — 52 — (17,415)
Diversified Real Asset Fund — (27) — (4,150)
Edge MidCap Fund — (76) — (8,079)
Equity Income Account — 106 — (23,176)
Global Real Estate Securities Fund — (42) — (5,037)
Government & High Quality Bond Account — (30) — 412
High Yield Fund 133 (11) — (1,313)
Inflation Protection Fund 14 5 — 32
International Small Company Fund — (10) — (3,010)
Origin Emerging Markets Fund — (18) — (1,901)
Principal Active Global Dividend Income ETF — — — (9,348)
Principal Active Income ETF 76 — — (2,174)
Principal Government Money Market Fund 0.53% 12 — — —
Principal Investment Grade Corporate Active ETF 31 90 — (292)
Principal U.S. Mega-Cap Multi-Factor Index ETF — — — (12,427)
Principal U.S. Small-Cap Multi-Factor Index ETF — — — (6,009)
Short-Term Income Fund 285 (15) — (550)
Spectrum Preferred and Capital Securities Income Fund 210 (32) — (2,447)
$ 1,325 $ 274 $ — $ (106,073)
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
March 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Money Market Funds - 1.89%
Principal Government Money Market Fund
0.53%
(a),(b)
3,122,276 $ 3,122
Principal Exchange-Traded Funds - 12.80%
Principal Active Global Dividend Income ETF
( a)
133,000 2,978
Principal Active Income ETF
( a)
132,100 4,265
Principal Investment Grade Corporate Active
ETF
( a)
65,800 1,614
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
396,800 10,280
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
91,200 1,963
$ 21,100
Principal Funds, Inc. Class R-6 - 50.18%
Blue Chip Fund
( a)
437,899 10,168
Core Fixed Income Fund
( a)
3,250,709 31,402
Diversified International Fund
( a)
1,194,268 11,991
Diversified Real Asset Fund
( a)
443,213 4,153
Edge MidCap Fund
( a)
361,283 3,985
Global Diversified Income Fund
( a)
375,181 4,232
Global Real Estate Securities Fund
( a)
411,194 3,174
High Yield Fund
( a)
596,970 3,719
International Small Company Fund
( a)
168,621 1,341
Origin Emerging Markets Fund
( a)
166,508 1,552
Spectrum Preferred and Capital Securities Income
Fund
( a)
773,302 6,975
$ 82,692
Principal Funds, Inc. Institutional Class - 15.57%
Inflation Protection Fund
( a)
533,657 4,632
Short-Term Income Fund
( a)
1,729,373 21,029
$ 25,661
Principal Variable Contracts Funds, Inc.  Class 1 - 19.59%
Equity Income Account
( a)
605,795 12,722
Government & High Quality Bond Account
( a)
1,976,973 19,552
$ 32,274
TOTAL INVESTMENT COMPANIES $ 164,849
Total Investments $ 164,849
Other Assets and Liabilities -  (0.03)% (47)
TOTAL NET ASSETS - 100.00% $ 164,802
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 63.83%
Domestic Equity Funds 23.74%
International Equity Funds 5.48%
Specialty Funds 5.09%
Money Market Funds 1.89%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
March 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales March 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 12,479 $ 143 $ 913 $ 10,168
Core Fixed Income Fund 34,488 1,236 3,854 31,402
Diversified International Fund 15,831 298 750 11,991
Diversified Real Asset Fund 5,408 72 305 4,153
Edge MidCap Fund 5,620 143 188 3,985
Equity Income Account 17,198 441 592 12,722
Global Diversified Income Fund 5,124 250 195 4,232
Global Real Estate Securities Fund 4,290 151 147 3,174
Government & High Quality Bond Account 19,609 731 947 19,552
High Yield Fund 4,201 241 148 3,719
Inflation Protection Fund 4,712 190 285 4,632
International Small Company Fund 2,003 6 84 1,341
Origin Emerging Markets Fund 2,005 20 100 1,552
Principal Active Global Dividend Income ETF 3,997 — — 2,978
Principal Active Income ETF 5,199 216 — 4,265
Principal Government Money Market Fund 0.53% 580 2,759 217 3,122
Principal Investment Grade Corporate Active ETF 1,906 — 202 1,614
Principal U.S. Mega-Cap Multi-Factor Index ETF 12,420 — — 10,280
Principal U.S. Small-Cap Multi-Factor Index ETF 2,969 — — 1,963
Short-Term Income Fund 21,442 808 980 21,029
Spectrum Preferred and Capital Securities Income Fund 7,903 433 262 6,975
$ 189,384 $ 8,138 $ 10,169 $ 164,849
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ 38 $ — $ (1,579)
Core Fixed Income Fund 235 (64) — (404)
Diversified International Fund — (1) — (3,387)
Diversified Real Asset Fund — (10) — (1,012)
Edge MidCap Fund — (5) — (1,585)
Equity Income Account — 20 — (4,345)
Global Diversified Income Fund 61 (23) — (924)
Global Real Estate Securities Fund — (28) — (1,092)
Government & High Quality Bond Account — (13) — 172
High Yield Fund 57 (13) — (562)
Inflation Protection Fund 6 (1) — 16
International Small Company Fund — 1 — (585)
Origin Emerging Markets Fund — (4) — (369)
Principal Active Global Dividend Income ETF — — — (1,019)
Principal Active Income ETF 41 — — (1,150)
Principal Government Money Market Fund 0.53% 2 — — —
Principal Investment Grade Corporate Active ETF 11 15 — (105)
Principal U.S. Mega-Cap Multi-Factor Index ETF — — — (2,140)
Principal U.S. Small-Cap Multi-Factor Index ETF — — — (1,006)
Short-Term Income Fund 116 (16) — (225)
Spectrum Preferred and Capital Securities Income Fund 91 (37) — (1,062)
$ 620 $ (141) $ — $ (22,363)
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
March 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Money Market Funds - 1.82%
Principal Government Money Market Fund
0.53%
(a),(b)
5,153,415 $ 5,153
Principal Exchange-Traded Funds - 21.08%
Principal Active Global Dividend Income ETF
( a)
401,000 8,978
Principal Active Income ETF
( a)
122,900 3,968
Principal Investment Grade Corporate Active
ETF
( a)
50,000 1,226
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
1,451,300 37,599
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
375,400 8,081
$ 59,852
Principal Funds, Inc. Class R-6 - 51.55%
Blue Chip Fund
( a)
1,587,382 36,859
Core Fixed Income Fund
( a)
1,438,569 13,897
Diversified International Fund
( a)
4,679,758 46,985
Diversified Real Asset Fund
( a)
1,051,450 9,852
Edge MidCap Fund
( a)
1,387,401 15,303
Global Real Estate Securities Fund
( a)
1,143,404 8,827
International Small Company Fund
( a)
603,682 4,799
Origin Emerging Markets Fund
( a)
587,482 5,475
Spectrum Preferred and Capital Securities Income
Fund
( a)
483,376 4,360
$ 146,357
Principal Funds, Inc. Institutional Class - 5.47%
Short-Term Income Fund
( a)
1,277,260 15,532
Principal Variable Contracts Funds, Inc.  Class 1 - 20.11%
Equity Income Account
( a)
2,192,641 46,045
Government & High Quality Bond Account
( a)
1,116,859 11,046
$ 57,091
TOTAL INVESTMENT COMPANIES $ 283,985
Total Investments $ 283,985
Other Assets and Liabilities -  (0.03)% (91)
TOTAL NET ASSETS - 100.00% $ 283,894
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 50.68%
Fixed Income Funds 34.17%
International Equity Funds 9.89%
Specialty Funds 3.47%
Money Market Funds 1.82%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
March 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales March 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 44,819 $ 165 $ 2,311 $ 36,859
Core Fixed Income Fund 17,340 317 3,485 13,897
Diversified International Fund 61,484 465 1,673 46,985
Diversified Real Asset Fund 12,484 100 323 9,852
Edge MidCap Fund 21,539 282 404 15,303
Equity Income Account 62,031 655 980 46,045
Global Real Estate Securities Fund 11,975 167 253 8,827
Government & High Quality Bond Account 11,078 235 356 11,046
International Small Company Fund 6,926 84 144 4,799
Origin Emerging Markets Fund 7,147 35 371 5,475
Principal Active Global Dividend Income ETF 12,052 — — 8,978
Principal Active Income ETF 4,674 363 — 3,968
Principal Government Money Market Fund 0.53% 826 4,691 364 5,153
Principal Investment Grade Corporate Active ETF 1,685 — 397 1,226
Principal U.S. Mega-Cap Multi-Factor Index ETF 46,991 — 1,139 37,599
Principal U.S. Small-Cap Multi-Factor Index ETF 12,223 — — 8,081
Short-Term Income Fund 15,935 241 467 15,532
Spectrum Preferred and Capital Securities Income Fund 5,325 84 353 4,360
$ 356,534 $ 7,884 $ 13,020 $ 283,985
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ (99) $ — $ (5,715)
Core Fixed Income Fund 116 (50) — (225)
Diversified International Fund — (84) — (13,207)
Diversified Real Asset Fund — (31) — (2,378)
Edge MidCap Fund — (39) — (6,075)
Equity Income Account — 30 — (15,691)
Global Real Estate Securities Fund — (44) — (3,018)
Government & High Quality Bond Account — (3) — 92
International Small Company Fund — (3) — (2,064)
Origin Emerging Markets Fund — (18) — (1,318)
Principal Active Global Dividend Income ETF — — — (3,074)
Principal Active Income ETF 37 — — (1,069)
Principal Government Money Market Fund 0.53% 4 — — —
Principal Investment Grade Corporate Active ETF 10 30 — (92)
Principal U.S. Mega-Cap Multi-Factor Index ETF — (233) — (8,020)
Principal U.S. Small-Cap Multi-Factor Index ETF — — — (4,142)
Short-Term Income Fund 86 (11) — (166)
Spectrum Preferred and Capital Securities Income Fund 58 (25) — (671)
$ 311 $ (580) $ — $ (66,833)
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
March 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Money Market Funds - 1.91%
Principal Government Money Market Fund
0.53%
(a),(b)
3,218,851 $ 3,219
Principal Exchange-Traded Funds - 14.00%
Principal Active Global Dividend Income ETF
( a)
505,300 11,314
Principal Active Income ETF
( a)
126,600 4,088
Principal Investment Grade Corporate Active
ETF
( a)
100,800 2,472
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
219,600 5,689
$ 23,563
Principal Funds, Inc. Class R-6 - 44.32%
Blue Chip Fund
( a)
120,720 2,803
Core Fixed Income Fund
( a)
4,316,161 41,694
Edge MidCap Fund
( a)
194,771 2,148
Global Diversified Income Fund
( a)
684,985 7,727
Global Real Estate Securities Fund
( a)
554,412 4,280
High Yield Fund
( a)
1,157,208 7,209
Spectrum Preferred and Capital Securities Income
Fund
( a)
967,380 8,726
$ 74,587
Principal Funds, Inc. Institutional Class - 19.99%
Inflation Protection Fund
( a)
1,239,879 10,762
Short-Term Income Fund
( a)
1,882,240 22,888
$ 33,650
Principal Variable Contracts Funds, Inc.  Class 1 - 19.81%
Equity Income Account
( a)
473,182 9,937
Government & High Quality Bond Account
( a)
2,365,667 23,396
$ 33,333
TOTAL INVESTMENT COMPANIES $ 168,352
Total Investments $ 168,352
Other Assets and Liabilities -  (0.03)% (47)
TOTAL NET ASSETS - 100.00% $ 168,305
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 72.03%
Domestic Equity Funds 12.24%
International Equity Funds 9.26%
Specialty Funds 4.59%
Money Market Funds 1.91%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
March 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales March 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 3,401 $ 106 $ 291 $ 2,803
Core Fixed Income Fund 45,508 1,329 4,557 41,694
Edge MidCap Fund 2,998 124 121 2,148
Equity Income Account 13,572 502 803 9,937
Global Diversified Income Fund 9,319 405 308 7,727
Global Real Estate Securities Fund 6,690 58 993 4,280
Government & High Quality Bond Account 23,476 765 1,032 23,396
High Yield Fund 8,171 362 242 7,209
Inflation Protection Fund 11,203 266 743 10,762
Principal Active Global Dividend Income ETF 15,187 — — 11,314
Principal Active Income ETF 5,100 90 — 4,088
Principal Government Money Market Fund 0.53% 511 2,798 90 3,219
Principal Investment Grade Corporate Active ETF 2,864 — 253 2,472
Principal U.S. Mega-Cap Multi-Factor Index ETF 6,874 — — 5,689
Short-Term Income Fund 23,652 655 1,160 22,888
Spectrum Preferred and Capital Securities Income Fund 9,918 481 334 8,726
$ 188,444 $ 7,941 $ 10,927 $ 168,352
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ 15 $ — $ (428)
Core Fixed Income Fund 307 (37) — (549)
Edge MidCap Fund — (17) — (836)
Equity Income Account — 11 — (3,345)
Global Diversified Income Fund 110 (16) — (1,673)
Global Real Estate Securities Fund — 90 — (1,565)
Government & High Quality Bond Account — (14) — 201
High Yield Fund 109 (3) — (1,079)
Inflation Protection Fund 15 — — 36
Principal Active Global Dividend Income ETF — — — (3,873)
Principal Active Income ETF 39 — — (1,102)
Principal Government Money Market Fund 0.53% 3 — — —
Principal Investment Grade Corporate Active ETF 17 19 — (158)
Principal U.S. Mega-Cap Multi-Factor Index ETF — — — (1,185)
Short-Term Income Fund 127 (15) — (244)
Spectrum Preferred and Capital Securities Income Fund 113 (21) — (1,318)
$ 840 $ 12 $ — $ (17,118)
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
March 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Money Market Funds - 1.77%
Principal Government Money Market Fund
0.53%
(a),(b)
4,298,163 $ 4,298
Principal Exchange-Traded Funds - 16.15%
Principal Active Global Dividend Income ETF
( a)
606,000 13,568
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
665,000 17,228
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
389,100 8,376
$ 39,172
Principal Funds, Inc. Class R-6 - 61.38%
Blue Chip Fund
( a)
1,634,537 37,954
Diversified International Fund
( a)
5,176,630 51,973
Edge MidCap Fund
( a)
1,357,462 14,973
Global Real Estate Securities Fund
( a)
1,573,948 12,151
International Small Company Fund
( a)
678,330 5,393
LargeCap Growth Fund I
( a)
955,924 13,249
Origin Emerging Markets Fund
( a)
1,416,878 13,205
$ 148,898
Principal Funds, Inc. Institutional Class - 2.33%
LargeCap Value Fund III
( a)
454,448 5,653
Principal Variable Contracts Funds, Inc.  Class 1 - 18.40%
Equity Income Account
( a)
2,125,923 44,645
TOTAL INVESTMENT COMPANIES $ 242,666
Total Investments $ 242,666
Other Assets and Liabilities -  (0.03)% (83)
TOTAL NET ASSETS - 100.00% $ 242,583
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 58.56%
Fixed Income Funds 21.43%
International Equity Funds 18.27%
Money Market Funds 1.77%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales March 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 48,441 $ 448 $ 4,671 $ 37,954
Diversified International Fund 67,657 959 1,901 51,973
Edge MidCap Fund 21,089 335 456 14,973
Equity Income Account 59,669 1,298 1,091 44,645
Global Real Estate Securities Fund 16,031 700 406 12,151
International Small Company Fund 7,873 155 303 5,393
LargeCap Growth Fund I 15,867 225 716 13,249
LargeCap Value Fund III 7,700 193 166 5,653
Origin Emerging Markets Fund 16,906 180 716 13,205
Principal Active Global Dividend Income ETF 18,213 — — 13,568
Principal Government Money Market Fund 0.53% 696 3,602 — 4,298
Principal U.S. Mega-Cap Multi-Factor Index ETF 22,380 — 1,139 17,228
Principal U.S. Small-Cap Multi-Factor Index ETF 12,669 — — 8,376
$ 315,191 $ 8,095 $ 11,565 $ 242,666
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ (221) $ — $ (6,043)
Diversified International Fund — (190) — (14,552)
Edge MidCap Fund — (54) — (5,941)
Equity Income Account — (104) — (15,127)
Global Real Estate Securities Fund — (49) — (4,125)
International Small Company Fund — (30) — (2,302)
LargeCap Growth Fund I — (42) — (2,085)
LargeCap Value Fund III — (26) — (2,048)
Origin Emerging Markets Fund — (36) — (3,129)
Principal Active Global Dividend Income ETF — — — (4,645)
Principal Government Money Market Fund 0.53% 4 — — —
Principal U.S. Mega-Cap Multi-Factor Index ETF — (178) — (3,835)
Principal U.S. Small-Cap Multi-Factor Index ETF — — — (4,293)
$ 4 $ (930) $ — $ (68,125)
Amounts in thousands.

Schedule of Investments
Short-Term Income Account
March 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5.62% Shares Held Value (000's)
Money Market Funds - 5.62%
BlackRock Liquidity FedFund 0.36%
(a),(b)
1,332,719 $ 1,332
Principal Government Money Market Fund
0.53%
(a),(c)
5,834,551 5,835
$ 7,167
TOTAL INVESTMENT COMPANIES $ 7,167
BONDS - 90.46%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.76%
General Dynamics Corp
2.88%, 05/11/2020 $ 200 $ 200
3.00%, 05/11/2021 250 252
3.25%, 04/01/2025 100 106
Northrop Grumman Corp
2.08%, 10/15/2020 150 149
Rockwell Collins Inc
3.20%, 03/15/2024 250 257
$ 964
Airlines - 0.34%
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 241 244
Delta Air Lines 2012-1 Class A Pass Through
Trust
4.75%, 11/07/2021 191 191
$ 435
Automobile Asset Backed Securities - 6.76%
Americredit Automobile Receivables Trust 2018-1
3.07%, 12/19/2022 196 197
Americredit Automobile Receivables Trust 2018-2
3.15%, 03/20/2023 200 200
Americredit Automobile Receivables Trust 2018-3
3.11%, 01/18/2022 91 90
Americredit Automobile Receivables Trust 2019-1
2.93%, 06/20/2022 138 138
2.97%, 11/20/2023 200 201
Americredit Automobile Receivables Trust 2019-2
2.28%, 01/18/2024 400 399
2.43%, 09/19/2022 139 138
AmeriCredit Automobile Receivables Trust
2019-3
2.17%, 01/18/2023 251 251
AmeriCredit Automobile Receivables Trust
2020-1
1.10%, 03/20/2023 100 99
Bank of The West Auto Trust 2018-1
3.09%, 04/15/2021
(d)
7 7
Capital Auto Receivables Asset Trust 2018-2
3.02%, 02/22/2021
(d)
32 32
3.27%, 06/20/2023
(d)
250 249
CPS Auto Receivables Trust 2018-D
3.06%, 01/18/2022
(d)
53 53
CPS Auto Receivables Trust 2019-A
3.18%, 06/15/2022
(d)
72 72
CPS Auto Receivables Trust 2019-B
2.89%, 05/16/2022
(d)
93 93
CPS Auto Receivables Trust 2019-C
2.55%, 09/15/2022
(d)
138 137
CPS Auto Receivables Trust 2020-A
2.09%, 05/15/2023
(d)
182 181
Ford Credit Auto Owner Trust 2015-REV2
2.44%, 01/15/2027
(d)
173 171
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027
(d)
750 750
Ford Credit Auto Owner Trust 2017-REV1
2.62%, 08/15/2028
(d)
500 499
Ford Credit Auto Owner Trust 2018-REV2
3.47%, 01/15/2030
(d)
400 402
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030
(d)
300 309
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Ford Credit Auto Owner Trust 2020-REV1
2.04%, 08/15/2031
(d)
$ 250 $ 231
OneMain Direct Auto Receivables Trust 2018-1
3.43%, 12/16/2024
(d)
500 498
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(d)
750 731
Santander Drive Auto Receivables Trust 2019-3
2.28%, 02/15/2022 362 361
TCF Auto Receivables Owner Trust 2016-PT1
1.93%, 06/15/2022
(d)
94 94
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(d)
250 253
Westlake Automobile Receivables Trust 2018-2
3.20%, 01/16/2024
(d)
162 161
Westlake Automobile Receivables Trust 2018-3
2.98%, 01/18/2022
(d)
62 62
3.32%, 10/16/2023
(d)
300 296
Westlake Automobile Receivables Trust 2019-1
3.06%, 05/16/2022
(d)
159 159
3.26%, 10/17/2022
(d)
350 335
Westlake Automobile Receivables Trust 2019-3
2.15%, 02/15/2023
(d)
250 247
World Omni Select Auto Trust 2018-1
3.24%, 04/15/2022
(d)
36 36
World Omni Select Auto Trust 2019-A
2.06%, 08/15/2023 493 492
$ 8,624
Automobile Floor Plan Asset Backed Securities - 1.47%
Ally Master Owner Trust
2.70%, 01/17/2023 500 492
3.29%, 05/15/2023 500 505
Navistar Financial Dealer Note Master Owner
Trust II
1.58%, 09/25/2023
(d)
250 242
1.00 x 1 Month USD LIBOR + 0.63%
Volvo Financial Equipment Master Owner Trust
1.20%, 11/15/2022
(d)
250 242
1.00 x 1 Month USD LIBOR + 0.50%
1.22%, 07/17/2023
(d)
400 395
1.00 x 1 Month USD LIBOR + 0.52%
$ 1,876
Automobile Manufacturers - 0.72%
General Motors Financial Co Inc
2.73%, 04/09/2021 300 270
3 Month USD LIBOR + 0.85%
PACCAR Financial Corp
3.10%, 05/10/2021 250 251
Toyota Motor Credit Corp
2.60%, 01/11/2022 400 402
$ 923
Banks - 20.17%
Bank of America Corp
2.50%, 10/21/2022 500 501
2.63%, 10/19/2020 250 250
2.98%, 01/20/2023 350 335
3 Month USD LIBOR + 1.16%
3.00%, 12/20/2023
(e)
430 439
3 Month USD LIBOR + 0.79%
4.20%, 08/26/2024 500 532
Bank of New York Mellon Corp/The
2.10%, 10/24/2024 250 252
2.50%, 04/15/2021 300 300
2.82%, 10/30/2023 500 480
3 Month USD LIBOR + 1.05%
BNP Paribas SA
3.50%, 03/01/2023
(d)
250 251

Schedule of Investments
Short-Term Income Account
March 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Capital One NA
2.92%, 01/30/2023 $ 600 $ 555
3 Month USD LIBOR + 1.15%
Citigroup Inc
2.70%, 03/30/2021 900 904
2.75%, 04/25/2022 200 196
3 Month USD LIBOR + 0.96%
3.50%, 05/15/2023 250 254
4.00%, 08/05/2024 274 280
4.04%, 06/01/2024
(e)
250 261
3 Month USD LIBOR + 1.02%
Credit Suisse AG/New York NY
2.10%, 11/12/2021 250 249
Credit Suisse Group AG
4.21%, 06/12/2024
(d),(e)
500 492
3 Month USD LIBOR + 1.24%
Fifth Third Bancorp
2.60%, 06/15/2022 600 593
3.65%, 01/25/2024 200 208
4.30%, 01/16/2024 400 424
Fifth Third Bank/Cincinnati OH
2.25%, 06/14/2021 300 300
First Republic Bank/CA
1.91%, 02/12/2024
(e)
250 240
United States Secured Overnight Financing
Rate + 0.62%
Goldman Sachs Group Inc/The
3.00%, 04/26/2022 950 957
HSBC Holdings PLC
2.63%, 11/07/2025
(e)
200 194
3 Month USD LIBOR + 1.14%
3.95%, 05/18/2024
(e)
250 256
3 Month USD LIBOR + 0.99%
Huntington Bancshares Inc/OH
2.63%, 08/06/2024 200 207
ING Groep NV
3.15%, 03/29/2022 450 452
JPMorgan Chase & Co
2.30%, 08/15/2021 250 250
2.69%, 04/25/2023 500 482
3 Month USD LIBOR + 0.90%
3.03%, 10/24/2023 500 484
3 Month USD LIBOR + 1.23%
4.25%, 10/15/2020 750 759
KeyBank NA/Cleveland OH
1.25%, 03/10/2023 300 294
2.40%, 06/09/2022 400 400
3.30%, 02/01/2022 250 253
KeyCorp
5.10%, 03/24/2021 488 496
Morgan Stanley
3.20%, 10/24/2023 1,400 1,352
3 Month USD LIBOR + 1.40%
4.10%, 05/22/2023 300 306
5.50%, 07/24/2020 1,118 1,129
MUFG Union Bank NA
2.10%, 12/09/2022 250 246
PNC Bank NA
2.00%, 05/19/2020 500 499
2.29%, 07/27/2022 400 387
3 Month USD LIBOR + 0.50%
2.70%, 11/01/2022 600 606
PNC Financial Services Group Inc/The
3.90%, 04/29/2024 150 158
Royal Bank of Scotland Group PLC
4.27%, 03/22/2025
(e)
250 260
3 Month USD LIBOR + 1.76%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Societe Generale SA
2.63%, 01/22/2025
(d)
$ 300 $ 289
State Street Corp
2.35%, 11/01/2025
(e)
200 196
United States Secured Overnight Financing
Rate + 0.94%
3.10%, 05/15/2023 688 705
Synovus Bank/Columbus GA
2.29%, 02/10/2023
(e)
250 246
United States Secured Overnight Financing
Rate + 0.95%
Truist Bank
2.35%, 08/02/2022 250 236
3 Month USD LIBOR + 0.59%
2.45%, 08/01/2022 700 702
2.63%, 01/15/2022 600 603
Truist Financial Corp
2.05%, 05/10/2021 200 200
2.90%, 03/03/2021 500 501
UBS AG/London
2.20%, 06/08/2020
(d)
500 499
UBS Group AG
3.49%, 05/23/2023
(d)
300 303
US Bancorp
3.60%, 09/11/2024 350 359
US Bank NA/Cincinnati OH
1.95%, 01/09/2023 250 250
2.05%, 10/23/2020 300 300
2.65%, 05/23/2022 300 306
Wells Fargo & Co
2.16%, 02/11/2026
(e)
200 196
3 Month USD LIBOR + 0.75%
2.68%, 07/22/2020 100 99
3 Month USD LIBOR + 0.88%
3.07%, 01/24/2023 1,000 1,011
$ 25,724
Beverages - 0.78%
Anheuser-Busch InBev Worldwide Inc
4.15%, 01/23/2025 500 537
Keurig Dr Pepper Inc
3.55%, 05/25/2021 250 253
PepsiCo Inc
2.15%, 10/14/2020 200 200
$ 990
Biotechnology - 1.07%
Amgen Inc
1.90%, 02/21/2025 250 252
2.20%, 05/11/2020 200 200
2.65%, 05/11/2022 400 405
Biogen Inc
2.90%, 09/15/2020 500 501
$ 1,358
Building Materials - 0.28%
Martin Marietta Materials Inc
4.25%, 07/02/2024 349 362
Chemicals - 1.08%
Air Liquide Finance SA
1.75%, 09/27/2021
(d)
250 249
Celanese US Holdings LLC
3.50%, 05/08/2024 200 189
Chevron Phillips Chemical Co LLC / Chevron
Phillips Chemical Co LP
2.45%, 05/01/2020
(d)
168 168
3.30%, 05/01/2023
(d)
200 195
DuPont de Nemours Inc
4.21%, 11/15/2023 250 263
International Flavors & Fragrances Inc
3.40%, 09/25/2020 100 100

Schedule of Investments
Short-Term Income Account
March 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Westlake Chemical Corp
3.60%, 07/15/2022 $ 200 $ 209
$ 1,373
Commercial Mortgage Backed Securities - 0.95%
Ginnie Mae
0.42%, 09/16/2055
(f),(g)
2,416 59
0.65%, 01/16/2054
(f),(g)
2,378 60
0.65%, 10/16/2054
(f),(g)
3,035 78
0.81%, 02/16/2055
(f),(g)
5,253 139
0.84%, 01/16/2055
(f),(g)
5,043 163
0.89%, 06/16/2045
(f),(g)
891 39
1.38%, 12/16/2036
(f),(g)
1,814 80
GS Mortgage Securities Trust 2017-GS6
1.95%, 05/10/2050 360 359
JPMDB Commercial Mortgage Securities Trust
2016-C4
1.54%, 12/15/2049 238 236
$ 1,213
Computers - 0.28%
Apple Inc
2.50%, 02/09/2022 150 154
Dell International LLC / EMC Corp
5.45%, 06/15/2023
(d)
200 205
$ 359
Credit Card Asset Backed Securities - 0.63%
BA Credit Card Trust
1.74%, 01/15/2025 800 808
Diversified Financial Services - 1.47%
American Express Co
2.75%, 05/20/2022 200 203
3.00%, 02/22/2021 250 252
3.70%, 11/05/2021 150 154
Capital One Bank USA NA
2.01%, 01/27/2023
(e)
250 244
United States Secured Overnight Financing
Rate + 0.62%
Capital One Financial Corp
3.90%, 01/29/2024 100 100
GTP Acquisition Partners I LLC
2.35%, 06/15/2045
(d)
721 726
USAA Capital Corp
2.63%, 06/01/2021
(d)
200 199
$ 1,878
Electric - 5.33%
Alabama Power Co
2.45%, 03/30/2022 250 253
Alliant Energy Finance LLC
3.75%, 06/15/2023
(d)
300 310
Black Hills Corp
4.25%, 11/30/2023 750 787
CenterPoint Energy Inc
3.60%, 11/01/2021 300 299
Dominion Energy Inc
2.58%, 07/01/2020 200 200
2.72%, 08/15/2021
(g)
200 197
3.07%, 08/15/2024
(g)
200 199
DTE Energy Co
2.25%, 11/01/2022 250 247
2.60%, 06/15/2022 200 196
Duke Energy Florida LLC
3.10%, 08/15/2021 250 252
Emera US Finance LP
2.70%, 06/15/2021 300 303
Evergy Inc
2.45%, 09/15/2024 200 196
Exelon Corp
3.50%, 06/01/2022 500 484
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Indiantown Cogeneration LP
9.77%, 12/15/2020 $ 57 $ 57
LG&E & KU Energy LLC
4.38%, 10/01/2021 310 312
NextEra Energy Capital Holdings Inc
2.40%, 09/01/2021 500 500
2.90%, 04/01/2022 150 152
3.15%, 04/01/2024 150 153
Public Service Enterprise Group Inc
2.88%, 06/15/2024 100 100
San Diego Gas & Electric Co
1.91%, 02/01/2022 58 58
Sempra Energy
2.33%, 01/15/2021 500 474
3 Month USD LIBOR + 0.50%
Southern California Edison Co
1.85%, 02/01/2022 118 117
Tucson Electric Power Co
3.05%, 03/15/2025 100 106
Vistra Operations Co LLC
3.70%, 01/30/2027
(d)
500 445
WEC Energy Group Inc
3.38%, 06/15/2021 400 402
$ 6,799
Electronics - 0.70%
Fortive Corp
2.35%, 06/15/2021 300 292
Honeywell International Inc
1.85%, 11/01/2021 400 400
2.15%, 08/08/2022 200 202
$ 894
Environmental Control - 0.16%
Republic Services Inc
2.50%, 08/15/2024 100 101
Waste Management Inc
2.95%, 06/15/2024 100 101
$ 202
Finance - Mortgage Loan/Banker - 9.38%
Fannie Mae
1.25%, 08/17/2021 500 506
1.75%, 07/02/2024 400 418
1.88%, 09/24/2026 4,550 4,841
2.00%, 01/05/2022 1,000 1,029
2.13%, 04/24/2026 2,000 2,153
2.50%, 02/05/2024 500 538
Freddie Mac
1.50%, 02/12/2025
(h)
1,150 1,200
2.38%, 02/16/2021 200 203
2.75%, 06/19/2023 1,000 1,071
$ 11,959
Food - 1.19%
Conagra Brands Inc
2.55%, 10/22/2020 132 131
3 Month USD LIBOR + 0.75%
3.80%, 10/22/2021 500 503
Kraft Heinz Foods Co
2.30%, 02/10/2021 400 378
3 Month USD LIBOR + 0.57%
4.00%, 06/15/2023 150 152
Tyson Foods Inc
2.15%, 08/21/2020 200 200
3 Month USD LIBOR + 0.45%
2.25%, 08/23/2021 150 149
$ 1,513
Healthcare - Services - 0.27%
Humana Inc
2.50%, 12/15/2020 100 99

Schedule of Investments
Short-Term Income Account
March 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
UnitedHealth Group Inc
1.95%, 10/15/2020 $ 250 $ 250
$ 349
Home Builders - 0.15%
DR Horton Inc
2.50%, 10/15/2024 200 187
Home Furnishings - 0.15%
Panasonic Corp
2.54%, 07/19/2022
(d)
200 196
Insurance - 3.78%
Allstate Corp/The
2.00%, 03/29/2023 250 236
3 Month USD LIBOR + 0.63%
Berkshire Hathaway Inc
2.75%, 03/15/2023 500 517
Five Corners Funding Trust
4.42%, 11/15/2023
(d)
750 802
MassMutual Global Funding II
2.00%, 04/15/2021
(d)
450 449
Metropolitan Life Global Funding I
0.58%, 09/07/2020
(d)
250 247
United States Secured Overnight Financing
Rate + 0.57%
1.18%, 06/12/2020
(d)
250 249
3 Month USD LIBOR + 0.40%
1.95%, 09/15/2021
(d)
470 472
New York Life Global Funding
1.42%, 06/10/2022
(d)
1,000 970
3 Month USD LIBOR + 0.52%
2.00%, 04/13/2021
(d)
400 400
2.00%, 01/22/2025
(d)
200 199
Prudential Financial Inc
1.50%, 03/10/2026 300 282
$ 4,823
Machinery - Construction & Mining - 0.24%
Caterpillar Financial Services Corp
2.55%, 11/29/2022 300 302
Machinery - Diversified - 0.30%
John Deere Capital Corp
1.20%, 04/06/2023 150 147
Otis Worldwide Corp
2.09%, 04/05/2023
(d)
250 237
3 Month USD LIBOR + 0.45%
$ 384
Media - 0.26%
Discovery Communications LLC
3.25%, 04/01/2023 200 200
Sky Ltd
3.13%, 11/26/2022
(d)
130 132
$ 332
Mining - 0.79%
Anglo American Capital PLC
5.38%, 04/01/2025
(d),(i)
1,000 1,010
Miscellaneous Manufacturers - 0.39%
Ingersoll-Rand Global Holding Co Ltd
2.90%, 02/21/2021 500 496
Mortgage Backed Securities - 7.04%
Chase Home Lending Mortgage Trust 2019-1
3.50%, 03/25/2050
(d),(g)
225 225
CHL Mortgage Pass-Through Trust 2003-46
3.97%, 01/19/2034
(g)
24 20
Credit Suisse First Boston Mortgage Securities
Corp
5.00%, 09/25/2019 1 1
CSMC 2017-HL1 Trust
3.50%, 06/25/2047
(d),(g)
363 358
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
CSMC 2017-HL2 Trust
3.50%, 10/25/2047
(d),(g)
$ 307 $ 304
GS Mortage-Backed Securities Trust 2020-PJ1
3.50%, 05/25/2050
(d),(g)
97 96
JP Morgan Mortgage Trust 2004-A3
4.44%, 07/25/2034
(g)
15 13
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 19 19
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(d),(g)
419 422
JP Morgan Mortgage Trust 2017-2
3.50%, 05/25/2047
(d),(g)
274 270
JP Morgan Mortgage Trust 2017-4
3.50%, 11/25/2048
(d),(g)
245 245
JP Morgan Mortgage Trust 2017-6
3.50%, 12/25/2048
(d),(g)
146 146
JP Morgan Mortgage Trust 2018-3
3.50%, 09/25/2048
(d),(g)
338 338
JP Morgan Mortgage Trust 2018-4
3.50%, 10/25/2048
(d),(g)
192 192
JP Morgan Mortgage Trust 2018-6
3.50%, 12/25/2048
(d),(g)
189 189
JP Morgan Mortgage Trust 2019-2
4.00%, 08/25/2049
(d),(g)
101 100
JP Morgan Mortgage Trust 2019-5
4.00%, 11/25/2049
(d),(g)
223 224
PHH Mortgage Trust Series 2008-CIM1
3.83%, 06/25/2038 81 70
1.00 x 1 Month USD LIBOR + 2.25%
Prime Mortgage Trust 2005-2
5.25%, 07/25/2020 25 25
Provident Funding Mortgage Loan Trust 2005-1
1.53%, 05/25/2035 52 48
1.00 x 1 Month USD LIBOR + 0.58%
PSMC 2018-1 Trust
3.50%, 02/25/2048
(d),(g)
543 542
PSMC 2018-2 Trust
3.50%, 06/25/2048
(d),(g)
321 316
PSMC 2018-3 Trust
4.00%, 08/25/2048
(d),(g)
369 366
PSMC 2018-4 Trust
4.00%, 11/25/2048
(d),(g)
231 229
PSMC 2020-1 Trust
3.50%, 01/25/2050
(d),(g)
392 393
RBSSP Resecuritization Trust 2009-7
2.03%, 06/26/2037
(d)
7 7
1.00 x 1 Month USD LIBOR + 0.40%
Sequoia Mortgage Trust 2013-4
1.55%, 04/25/2043
(g)
35 33
Sequoia Mortgage Trust 2013-8
2.25%, 06/25/2043
(g)
174 172
Sequoia Mortgage Trust 2017-1
3.50%, 02/25/2047
(d),(g)
317 319
Sequoia Mortgage Trust 2017-2
3.50%, 02/25/2047
(d),(g)
156 157
Sequoia Mortgage Trust 2017-3
3.50%, 04/25/2047
(d),(g)
268 269
Sequoia Mortgage Trust 2018-3
3.50%, 03/25/2048
(d),(g)
185 184
Sequoia Mortgage Trust 2018-5
3.50%, 05/25/2048
(d),(g)
275 273
Sequoia Mortgage Trust 2018-6
4.00%, 07/25/2048
(d),(g)
84 84
Sequoia Mortgage Trust 2018-7
4.00%, 09/25/2048
(d),(g)
77 77
Sequoia Mortgage Trust 2018-8
4.00%, 11/25/2048
(d),(g)
297 295

Schedule of Investments
Short-Term Income Account
March 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048
(d),(g)
$ 81 $ 80
Sequoia Mortgage Trust 2019-1
4.00%, 02/25/2049
(d),(g)
61 60
Sequoia Mortgage Trust 2020-1
3.50%, 02/25/2050
(d),(g)
95 95
Wells Fargo Mortgage Backed Securities 2018-1
3.50%, 07/25/2047
(d),(g)
285 284
Wells Fargo Mortgage Backed Securities 2019-1
Trust
4.00%, 11/25/2048
(d),(g)
215 214
4.00%, 11/25/2048
(d),(g)
144 143
Wells Fargo Mortgage Backed Securities 2019-3
Trust
3.00%, 07/25/2049
(d),(g)
354 352
Wells Fargo Mortgage Backed Securities 2019-4
Trust
3.50%, 09/25/2049
(d),(g)
229 229
Wells Fargo Mortgage Backed Securities 2020-1
Trust
3.00%, 12/25/2049
(d),(g)
498 496
$ 8,974
Oil & Gas - 1.23%
Chevron Corp
2.90%, 03/03/2024 250 258
Cimarex Energy Co
4.38%, 06/01/2024 250 197
Phillips 66
2.58%, 04/15/2020
(d)
300 300
3 Month USD LIBOR + 0.75%
Shell International Finance BV
2.13%, 05/11/2020 505 504
2.38%, 08/21/2022 300 302
$ 1,561
Oil & Gas Services - 0.19%
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12/15/2022 250 238
Other Asset Backed Securities - 6.40%
CCG Receivables Trust
2.80%, 09/14/2026
(d)
439 445
CCG Receivables Trust 2018-1
2.50%, 06/16/2025
(d)
28 28
CCG Receivables Trust 2018-2
3.09%, 12/15/2025
(d)
264 263
CCG Receivables Trust 2019-2
2.11%, 03/15/2027
(d)
400 396
Daimler Trucks Retail Trust 2019-1
2.77%, 04/15/2021
(d)
256 256
Drug Royalty III LP 1
3.98%, 04/15/2027
(d)
16 16
4.27%, 10/15/2031
(d)
188 190
4.33%, 04/15/2027
(d)
89 88
1.00 x 3 Month USD LIBOR + 2.50%
MMAF Equipment Finance LLC 2018-A
2.92%, 07/12/2021
(d)
56 56
MMAF Equipment Finance LLC 2019-A
2.84%, 01/10/2022
(d)
308 308
MVW Owner Trust 2015-1
2.52%, 12/20/2032
(d)
156 154
MVW Owner Trust 2016-1
2.25%, 12/20/2033
(d)
133 129
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(d)
301 289
PFS Financing Corp
2.23%, 10/15/2024
(d)
750 721
2.40%, 10/17/2022
(d)
300 295
2.86%, 04/15/2024
(d)
250 246
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
PFS Financing Corp   (continued)
3.19%, 04/17/2023
(d)
$ 250 $ 249
Verizon Owner Trust 2017-1
2.06%, 09/20/2021
(d)
18 18
Verizon Owner Trust 2017-2
1.92%, 12/20/2021
(d)
163 162
Verizon Owner Trust 2017-3
2.06%, 04/20/2022
(d)
153 153
Verizon Owner Trust 2018-1
2.82%, 09/20/2022
(d)
500 501
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 600 607
Verizon Owner Trust 2019-A
2.93%, 09/20/2023 500 508
Verizon Owner Trust 2019-B
2.33%, 12/20/2023 500 503
Verizon Owner Trust 2019-C
1.94%, 04/22/2024 500 477
Verizon Owner Trust 2020-A
1.85%, 07/22/2024 300 293
Volvo Financial Equipment LLC Series 2018-1
2.76%, 10/17/2022
(d)
100 99
Volvo Financial Equipment LLC Series 2019-1
3.00%, 03/15/2023
(d)
300 291
Volvo Financial Equipment LLC Series 2019-2
2.02%, 08/15/2022
(d)
250 249
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(d)
171 170
$ 8,160
Pharmaceuticals - 2.73%
AbbVie Inc
2.15%, 11/19/2021
(d)
500 499
2.30%, 05/14/2021 200 201
2.50%, 05/14/2020 336 336
Bayer US Finance II LLC
3.88%, 12/15/2023
(d)
200 205
Bristol-Myers Squibb Co
2.90%, 07/26/2024
(d)
150 159
3.25%, 08/15/2022
(d)
250 260
3.63%, 05/15/2024
(d)
350 370
Cigna Corp
3.40%, 09/17/2021 389 396
CVS Health Corp
2.63%, 08/15/2024 250 254
Mead Johnson Nutrition Co
3.00%, 11/15/2020 250 249
Novartis Capital Corp
1.75%, 02/14/2025 300 302
Pfizer Inc
2.80%, 03/11/2022 250 255
$ 3,486
Pipelines - 2.14%
Buckeye Partners LP
4.15%, 07/01/2023 400 346
Columbia Pipeline Group Inc
3.30%, 06/01/2020 168 167
Enterprise Products Operating LLC
3.50%, 02/01/2022 500 493
Florida Gas Transmission Co LLC
3.88%, 07/15/2022
(d)
250 256
Kinder Morgan Inc/DE
3.11%, 01/15/2023 500 416
3 Month USD LIBOR + 1.28%
ONEOK Partners LP
5.00%, 09/15/2023 325 297
Southeast Supply Header LLC
4.25%, 06/15/2024
(d)
200 204

Schedule of Investments
Short-Term Income Account
March 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
TransCanada PipeLines Ltd
3.90%, 05/15/2067 $ 900 $ 549
3 Month USD LIBOR + 2.21%
$ 2,728
REITs - 1.73%
Alexandria Real Estate Equities Inc
3.90%, 06/15/2023 250 252
American Tower Corp
2.40%, 03/15/2025 200 196
CubeSmart LP
4.38%, 12/15/2023 92 98
Healthcare Realty Trust Inc
3.75%, 04/15/2023 365 365
Omega Healthcare Investors Inc
4.95%, 04/01/2024 250 247
SBA Tower Trust
2.88%, 07/15/2046
(d)
150 150
3.17%, 04/09/2047
(d)
400 398
Service Properties Trust
4.50%, 06/15/2023 200 150
Ventas Realty LP
3.50%, 04/15/2024 198 193
Welltower Inc
3.75%, 03/15/2023 154 155
$ 2,204
Retail - 0.90%
Home Depot Inc/The
1.80%, 06/05/2020 500 500
McDonald's Corp
2.75%, 12/09/2020 500 498
Walmart Inc
1.90%, 12/15/2020 150 150
$ 1,148
Savings & Loans - 0.00%
Washington Mutual Bank / Henderson NV
0.00%, 01/15/2013
(j)
200 —
Semiconductors - 0.36%
Microchip Technology Inc
4.33%, 06/01/2023 200 199
QUALCOMM Inc
2.60%, 01/30/2023 250 256
$ 455
Software - 0.39%
Oracle Corp
1.90%, 09/15/2021 200 201
VMware Inc
2.95%, 08/21/2022 300 298
$ 499
Student Loan Asset Backed Securities - 4.93%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
245 252
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
332 342
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(d)
465 470
Keycorp Student Loan Trust 2000-b
2.10%, 07/25/2029 294 286
1.00 x 3 Month USD LIBOR + 0.31%
KeyCorp Student Loan Trust 2003-A
2.32%, 01/25/2037 653 640
1.00 x 3 Month USD LIBOR + 0.53%
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(d)
125 125
Navient Private Education Loan Trust 2014-CT
1.40%, 09/16/2024
(d)
3 3
1.00 x 1 Month USD LIBOR + 0.70%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Navient Private Education Loan Trust 2018-B
1.05%, 12/15/2059
(d)
$ 21 $ 21
1.00 x 1 Month USD LIBOR + 0.35%
Navient Private Education Refi Loan Trust
2018-A
2.53%, 02/18/2042
(d)
45 45
Navient Private Education Refi Loan Trust
2018-C
3.01%, 06/16/2042
(d)
48 48
Navient Private Education Refi Loan Trust
2018-D
1.00%, 12/15/2059
(d)
77 77
1.00 x 1 Month USD LIBOR + 0.30%
Navient Private Education Refi Loan Trust
2019-A
3.03%, 01/15/2043
(d)
22 22
3.42%, 01/15/2043
(d)
100 101
Navient Private Education Refi Loan Trust
2019-C
2.82%, 02/15/2068
(d)
236 236
Navient Private Education Refi Loan Trust
2019-D
1.10%, 12/15/2059
(d)
102 101
1.00 x 1 Month USD LIBOR + 0.40%
Navient Private Education Refi Loan Trust 2019-E
2.39%, 05/15/2068
(d)
160 160
Navient Private Education Refi Loan Trust 2019-F
2.18%, 08/15/2068
(d)
194 194
Navient Private Education Refi Loan Trust
2019-G
2.40%, 10/15/2068
(d)
384 386
Navient Private Education Refi Loan Trust
2020-A
1.05%, 11/15/2068
(d)
179 176
1.00 x 1 Month USD LIBOR + 0.35%
Navient Private Education Refi Loan Trust
2020-B
1.80%, 01/15/2069
(d)
300 299
Navient Student Loan Trust 2018-EA
3.43%, 12/15/2059
(d)
250 250
Navient Student Loan Trust 2019-B
1.10%, 12/15/2059
(d)
105 104
1.00 x 1 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-A
1.14%, 06/15/2033 105 103
1.00 x 3 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-B
1.07%, 03/15/2024 286 282
1.00 x 3 Month USD LIBOR + 0.33%
SLM Private Credit Student Loan Trust 2006-A
1.03%, 06/15/2039 666 639
1.00 x 3 Month USD LIBOR + 0.29%
SLM Private Credit Student Loan Trust 2006-B
0.94%, 12/15/2039 263 250
1.00 x 3 Month USD LIBOR + 0.20%
SMB Private Education Loan Trust 2018-A
1.05%, 03/16/2026
(d)
51 51
1.00 x 1 Month USD LIBOR + 0.35%
SMB Private Education Loan Trust 2018-C
1.00%, 09/15/2025
(d)
23 23
1.00 x 1 Month USD LIBOR + 0.30%
SMB Private Education Loan Trust 2019-A
1.05%, 02/16/2026
(d)
83 83
1.00 x 1 Month USD LIBOR + 0.35%
SMB Private Education Loan Trust 2019-B
1.05%, 07/15/2026
(d)
129 127
1.00 x 1 Month USD LIBOR + 0.35%

Schedule of Investments
Short-Term Income Account
March 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
SMB Private Education Loan Trust 2020-A
1.98%, 03/15/2027
(d)
$ 400 $ 390
1.00 x 1 Month USD LIBOR + 0.30%
$ 6,286
Telecommunications - 2.10%
AT&T Inc
2.59%, 02/15/2023
(h)
250 236
3 Month USD LIBOR + 0.89%
3.60%, 02/17/2023 200 206
Cisco Systems Inc
2.20%, 02/28/2021 250 251
Crown Castle Towers LLC
3.22%, 05/15/2022
(d)
272 272
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
3.36%, 03/20/2023
(d)
281 280
4.74%, 03/20/2025
(d)
950 969
Verizon Communications Inc
2.23%, 05/22/2020 200 200
3 Month USD LIBOR + 0.55%
Vodafone Group PLC
3.75%, 01/16/2024 250 260
$ 2,674
Transportation - 0.31%
Ryder System Inc
2.25%, 09/01/2021 200 199
3.75%, 06/09/2023 200 201
$ 400
Trucking & Leasing - 0.16%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(d)
200 203
TOTAL BONDS $ 115,349
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 8.73%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.01%
4.28%, 09/01/2035 $ 10 $ 10
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.25%
Federal National Mortgage Association (FNMA) - 0.07%
3.49%, 04/01/2033 20 20
1.00 x 6 Month USD LIBOR + 1.51%
3.64%, 12/01/2032 4 4
1.00 x 12 Month USD LIBOR + 1.64%
3.75%, 01/01/2035 6 6
1.00 x 12 Month USD LIBOR + 1.75%
3.95%, 02/01/2035 3 3
1.00 x 6 Month USD LIBOR + 2.07%
4.04%, 11/01/2032 3 3
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.29%
4.12%, 12/01/2033 11 11
1.00 x 6 Month USD LIBOR + 2.25%
4.13%, 02/01/2037 17 17
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.13%
4.31%, 07/01/2034 11 11
1.00 x 12 Month USD LIBOR + 1.65%
4.32%, 08/01/2034 6 6
1.00 x 12 Month USD LIBOR + 1.63%
8.00%, 05/01/2027 4 5
$ 86
U.S. Treasury - 8.65%
1.38%, 05/31/2021 300 305
1.50%, 08/31/2021 500 509
1.50%, 11/30/2021 400 409
1.63%, 06/30/2021 3,000 3,056
1.63%, 08/31/2022 700 723
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.75%, 07/31/2021 $ 3,000 $ 3,063
1.75%, 04/30/2022 500 516
1.75%, 01/31/2023 800 833
1.88%, 07/31/2026 1,500 1,626
$ 11,040
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 11,136
Total Investments $ 133,652
Other Assets and Liabilities -  (4.81)% (6,130)
TOTAL NET ASSETS - 100.00% $ 127,522
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,332 or
1.04% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $39,587 or 31.04% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security is an Interest Only Strip.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security or a portion of the security was on loan at the end of the period.
(i) Security purchased on a when-issued basis.
(j) Non-income producing security
Portfolio Summary  (unaudited)
Sector Percent
Financial 27.15%
Asset Backed Securities 20.19%
Government 18.03%
Mortgage Securities 8.07%
Consumer, Non-cyclical 6.04%
Money Market Funds 5.62%
Utilities 5.33%
Energy 3.56%
Industrial 3.30%
Communications 2.36%
Consumer, Cyclical 2.26%
Basic Materials 1.87%
Technology 1.03%
Other Assets and Liabilities
(4.81)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Short-Term Income Account
March 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales March 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 0.53% $ 4,444 $ 20,248 $ 18,857 $ 5,835
$ 4,444 $ 20,248 $ 18,857 $ 5,835
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 0.53% $ 11 $ — $ — $ —
$ 11 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SmallCap Account
March 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6.72% Shares Held Value (000's)
Money Market Funds - 6.72%
BlackRock Liquidity FedFund 0.36%
(a),(b)
3,714,226 $ 3,715
Principal Government Money Market Fund
0.53%
(a),(c)
5,045,372 5,045
$ 8,760
TOTAL INVESTMENT COMPANIES $ 8,760
COMMON STOCKS - 94.47% Shares Held Value (000's)
Aerospace & Defense - 1.59%
Aerojet Rocketdyne Holdings Inc
( d)
39,400 1,648
Astronics Corp
( d)
46,500 427
$ 2,075
Agriculture - 1.65%
Darling Ingredients Inc
( d)
112,300 2,153
Automobile Parts & Equipment - 0.64%
Modine Manufacturing Co
( d)
47,500 155
Visteon Corp
( d)
14,200 681
$ 836
Banks - 6.73%
BancFirst Corp 10,300 344
Cathay General Bancorp 65,700 1,508
First Interstate BancSystem Inc 36,700 1,058
First Merchants Corp 31,500 834
First Midwest Bancorp Inc/IL 67,100 888
Flagstar Bancorp Inc 35,000 694
IBERIABANK Corp 19,100 691
Independent Bank Corp/MI 21,900 282
Lakeland Bancorp Inc 23,150 250
United Community Banks Inc/GA 73,920 1,353
WesBanco Inc 36,900 875
$ 8,777
Biotechnology - 4.82%
Acceleron Pharma Inc
( d)
14,800 1,330
Allogene Therapeutics Inc
( d),(e)
21,700 422
Bellicum Pharmaceuticals Inc
( d),(e)
10,100 47
Bluebird Bio Inc
( d)
6,100 280
Denali Therapeutics Inc
( d)
31,400 550
FibroGen Inc
( d)
22,800 792
Insmed Inc
( d)
45,300 726
Iovance Biotherapeutics Inc
( d)
24,000 718
MacroGenics Inc
( d)
35,300 206
Magenta Therapeutics Inc
( d)
47,400 298
Seattle Genetics Inc
( d)
8,000 923
$ 6,292
Building Materials - 0.85%
Builders FirstSource Inc
( d)
63,200 773
JELD-WEN Holding Inc
( d)
34,300 334
$ 1,107
Chemicals - 0.65%
Cabot Corp 32,360 845
Commercial Services - 7.97%
AMN Healthcare Services Inc
( d)
34,900 2,017
BrightView Holdings Inc
( d)
73,500 813
Brink's Co/The 24,900 1,296
FTI Consulting Inc
( d)
9,100 1,090
HMS Holdings Corp
( d)
80,000 2,022
ICF International Inc 17,700 1,216
K12 Inc
( d)
57,600 1,086
Medifast Inc
( e)
7,400 462
Nesco Holdings Inc
( d),(e)
120,000 394
$ 10,396
Computers - 5.60%
CACI International Inc
( d)
9,700 2,048
ExlService Holdings Inc
( d)
22,000 1,145
Parsons Corp
( d)
48,800 1,560
Perspecta Inc 81,700 1,490
Ping Identity Holding Corp
( d),(e)
52,900 1,059
$ 7,302
Consumer Products - 0.85%
Central Garden & Pet Co - A Shares
( d)
43,520 1,113
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 3.71%
Hamilton Lane Inc 23,046 $ 1,275
LPL Financial Holdings Inc 11,900 648
Piper Sandler Cos 18,150 918
PJT Partners Inc 7,559 328
Stifel Financial Corp 40,495 1,671
$ 4,840
Electric - 2.90%
PNM Resources Inc 45,480 1,728
Portland General Electric Co 42,800 2,052
$ 3,780
Electrical Components & Equipment - 1.37%
EnerSys 32,000 1,584
nLight Inc
( d)
19,890 209
$ 1,793
Electronics - 3.75%
Advanced Energy Industries Inc
( d)
29,600 1,435
Atkore International Group Inc
( d)
48,000 1,011
SYNNEX Corp 18,300 1,338
Vishay Intertechnology Inc 77,200 1,113
$ 4,897
Engineering & Construction - 1.98%
Great Lakes Dredge & Dock Corp
( d)
103,400 858
MasTec Inc
( d)
52,700 1,725
$ 2,583
Entertainment - 1.35%
Eldorado Resorts Inc
( d),(e)
27,500 396
Golden Entertainment Inc
( d)
47,600 314
Vail Resorts Inc 7,100 1,049
$ 1,759
Environmental Control - 1.10%
Tetra Tech Inc 20,400 1,441
Food - 0.66%
Performance Food Group Co
( d)
34,700 858
Forest Products & Paper - 0.21%
PH Glatfelter Co 22,400 274
Gas - 1.62%
Southwest Gas Holdings Inc 30,450 2,118
Healthcare - Products - 3.00%
Adaptive Biotechnologies Corp
( d)
9,000 250
Natera Inc
( d)
49,077 1,465
Nevro Corp
( d)
11,900 1,190
Precision BioSciences Inc
( d)
46,200 279
RA Medical Systems Inc
( d)
62,600 68
STAAR Surgical Co
( d)
20,600 665
$ 3,917
Healthcare - Services - 5.89%
Addus HomeCare Corp
( d)
27,100 1,832
Encompass Health Corp 31,700 2,030
Syneos Health Inc
( d)
43,600 1,719
Teladoc Health Inc
( d)
13,600 2,108
$ 7,689
Home Builders - 0.81%
Taylor Morrison Home Corp
( d)
95,900 1,055
Home Furnishings - 0.19%
Purple Innovation Inc
( d)
43,700 248
Insurance - 3.67%
First American Financial Corp 17,300 733
Hanover Insurance Group Inc/The 16,900 1,531
Kemper Corp 22,080 1,642
MGIC Investment Corp 139,800 888
$ 4,794
Internet - 0.47%
Eventbrite Inc
( d)
56,800 414
Revolve Group Inc
( d),(e)
22,198 192
$ 606
Iron & Steel - 0.44%
Cleveland-Cliffs Inc
( e)
145,800 576

Schedule of Investments
SmallCap Account
March 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services - 1.28%
Lindblad Expeditions Holdings Inc
( d)
36,800 $ 154
Planet Fitness Inc
( d)
31,200 1,519
$ 1,673
Lodging - 0.68%
Extended Stay America Inc 121,200 886
Machinery - Diversified - 0.54%
Columbus McKinnon Corp/NY 28,000 700
Media - 0.59%
World Wrestling Entertainment Inc 22,700 770
Metal Fabrication & Hardware - 1.59%
Advanced Drainage Systems Inc 23,758 699
Rexnord Corp 60,700 1,376
$ 2,075
Mining - 0.09%
Alcoa Corp
( d)
19,700 121
Miscellaneous Manufacturers - 1.23%
Hillenbrand Inc 67,400 1,288
Trinseo SA 17,800 322
$ 1,610
Oil & Gas - 0.66%
Callon Petroleum Co
( d)
138,375 76
Delek US Holdings Inc 23,300 367
PDC Energy Inc
( d)
23,200 144
Ring Energy Inc
( d)
146,100 96
Talos Energy Inc
( d)
29,700 171
$ 854
Oil & Gas Services - 0.41%
Matrix Service Co
( d)
20,500 194
Select Energy Services Inc
( d)
103,700 335
$ 529
Packaging & Containers - 0.94%
Graphic Packaging Holding Co 100,400 1,225
Pharmaceuticals - 2.77%
DexCom Inc
( d)
2,700 727
Horizon Therapeutics Plc
( d)
65,200 1,931
Revance Therapeutics Inc
( d)
64,500 955
$ 3,613
REITs - 7.33%
Agree Realty Corp 36,800 2,278
Brandywine Realty Trust 139,900 1,472
Cousins Properties Inc 59,301 1,736
First Industrial Realty Trust Inc 69,830 2,320
Ladder Capital Corp 89,600 424
Pebblebrook Hotel Trust 98,320 1,071
Two Harbors Investment Corp 68,560 261
$ 9,562
Retail - 3.21%
BJ's Wholesale Club Holdings Inc
( d)
87,500 2,229
Caleres Inc 73,240 381
Carvana Co
( d)
14,900 821
Ruth's Hospitality Group Inc 42,510 284
World Fuel Services Corp 19,000 478
$ 4,193
Savings & Loans - 0.55%
Sterling Bancorp/DE 68,500 716
Semiconductors - 2.07%
Entegris Inc 42,100 1,885
SiTime Corp
( d)
37,300 812
$ 2,697
Software - 5.60%
Aspen Technology Inc
( d)
17,200 1,635
Ceridian HCM Holding Inc
( d)
12,481 625
Cloudflare Inc
( d),(e)
33,800 794
Dynatrace Inc
( d)
20,700 493
Manhattan Associates Inc
( d)
26,500 1,320
SolarWinds Corp
( d),(e)
104,188 1,633
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Sprout Social Inc
( d),(e)
50,800 $ 811
$ 7,311
Telecommunications - 0.27%
Switch Inc 24,200 349
Transportation - 0.19%
International Seaways Inc 6,725 161
Nordic American Tankers Ltd 20,060 91
$ 252
TOTAL COMMON STOCKS $ 123,260
Total Investments $ 132,020
Other Assets and Liabilities -  (1.19)% (1,547)
TOTAL NET ASSETS - 100.00% $ 130,473
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,715 or
2.85% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Sector Percent
Consumer, Non-cyclical 27.61%
Financial 21.99%
Industrial 15.13%
Technology 13.27%
Consumer, Cyclical 8.16%
Money Market Funds 6.72%
Utilities 4.52%
Basic Materials 1.39%
Communications 1.33%
Energy 1.07%
Other Assets and Liabilities
(1.19)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Account
March 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales March 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 0.53% $ 10,018 $ 45,435 $ 50,408 $ 5,045
$ 10,018 $ 45,435 $ 50,408 $ 5,045
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 0.53% $ 7 $ — $ — $ —
$ 7 $ — $ — $ —
Amounts in thousands.

Glossary to the Schedule of Investments
March 31, 2020 (unaudited)
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

March 31, 2020 (unaudited)

Security Valuation. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal
LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, and Principal LifeTime Strategic Income
Account (collectively, the “Principal LifeTime Accounts”), SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM
Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”), along with Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Balanced Volatility Control
Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account,
and Diversified Income Account invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc.
(the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. In addition, the SAM Portfolios invest in Principal Exchange-Traded Funds, which are valued at fair value. The
Accounts also invest in other publicly traded investment funds. Other publicly traded investments funds are valued at the respective fund’s net asset value.
Bond Market Index Account, Core Plus Bond Account, Diversified International Account, Equity Income Account, Government & High
Quality Bond Account, International Emerging Markets Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap
S&P 500 Managed Volatility Index Account, MidCap Account, Principal Capital Appreciation Account, Real Estate Securities Account,
Short-Term Income Account, and SmallCap Account known as "the Accounts” value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price, or in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (the
“Manager”) under procedures established and periodically reviewed by the Accounts’ Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Accounts’ net asset values are reflected in the Accounts’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Accounts invest in foreign securities listed on foreign exchanges which trade on days on which the Accounts do not determine net asset values, for example weekends and other customary national U.S. holidays, the Accounts’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Account’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

March 31, 2020 (unaudited)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in
Level 1 includes listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which may be included in this category include certain common stocks, corporate bonds, mortgage backed securities and senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level
3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of the underlying investee securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).
Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the
Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (“the Pricing
Group”), who reports to the Valuation Committee, relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.
The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

March 31, 2020 (unaudited)

The following is a summary of the inputs used as of March 31, 2020 in valuing the Accounts’ securities carried at value (amounts shown in thousands):
Account Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Bond Market Index Account
Bonds* $ — $ 682,544 $ — $ 682,544
Investment Companies 86,947 — — 86,947
Municipal Bonds* — 18,434 — 18,434
U.S. Government & Government Agency Obligations* — 1,547,005 — 1,547,005
Total investments in securities $ 86,947 $ 2,247,983 $ — $ 2,334,930
Core Plus Bond Account
Bonds* — 132,192 — 132,192
Investment Companies 14,315 — — 14,315
Senior Floating Rate Interests* — 2,045 — 2,045
U.S. Government & Government Agency Obligations* — 124,604 — 124,604
Total investments in securities $ 14,315 $ 258,841 $ — $ 273,156
Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 833 — 833
Interest Rate Contracts
Futures** 211 — — 211
Liabilities
Interest Rate Contracts
Futures** (329) — — (329)
Diversified Balanced Account
Bonds* — — — —
Investment Companies 896,090 — — 896,090
Total investments in securities $ 896,090 $ — $ — $ 896,090
Diversified Balanced Managed Volatility Account
Investment Companies 157,067 — — 157,067
Total investments in securities $ 157,067 $ — $ — $ 157,067
Diversified Balanced Volatility Control Account
Investment Companies 144,014 — — 144,014
Total investments in securities $ 144,014 $ — $ — $ 144,014
Liabilities
Equity Contracts
Futures** (1,619) — — (1,619)
Diversified Growth Account
Investment Companies 3,187,012 — — 3,187,012
Total investments in securities $ 3,187,012 $ — $ — $ 3,187,012
Diversified Growth Managed Volatility Account
Investment Companies 304,132 — — 304,132
Total investments in securities $ 304,132 $ — $ — $ 304,132
Diversified Growth Volatility Control Account
Investment Companies 735,346 — — 735,346
Total investments in securities $ 735,346 $ — $ — $ 735,346
Liabilities
Equity Contracts
Futures** (12,324) — — (12,324)
Diversified Income Account
Investment Companies 262,858 — — 262,858
Total investments in securities $ 262,858 $ — $ — $ 262,858
Diversified International Account
Common Stocks
Basic Materials 3,252 4,907 — 8,159
Communications 7,648 11,140 — 18,788
Consumer, Cyclical 3,795 25,956 — 29,751

March 31, 2020 (unaudited)

Account Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified International Account
Consumer, Non-cyclical $ 2,209 $ 35,218 $ — $ 37,427
Diversified — 474 — 474
Energy 4,097 6,629 — 10,726
Financial 9,490 32,475 — 41,965
Industrial 2,292 16,656 — 18,948
Technology 2,053 20,949 — 23,002
Utilities 427 4,802 — 5,229
Investment Companies 3,838 — — 3,838
Preferred Stocks 531 — — 531
Total investments in securities $ 39,632 $ 159,206 $ — $ 198,838
Equity Income Account
Common Stocks* 544,334 — — 544,334
Investment Companies 22,627 — — 22,627
Total investments in securities $ 566,961 $ — $ — $ 566,961
Government & High Quality Bond Account
Bonds* — 58,299 — 58,299
Investment Companies 6,631 — — 6,631
U.S. Government & Government Agency Obligations* — 176,154 — 176,154
Total investments in securities $ 6,631 $ 234,453 $ — $ 241,084
Liabilities
Interest Rate Contracts
Futures** (244) — — (244)
International Emerging Markets Account
Common Stocks
Basic Materials 801 1,486 — 2,287
Communications 8,154 7,428 — 15,582
Consumer, Cyclical 1,432 3,178 — 4,610
Consumer, Non-cyclical 928 4,011 — 4,939
Diversified — 350 — 350
Energy 526 2,458 — 2,984
Financial 1,408 12,535 — 13,943
Industrial 173 5,147 — 5,320
Technology 1,070 10,255 — 11,325
Utilities — 1,182 — 1,182
Investment Companies 2,050 — — 2,050
Preferred Stocks
Energy 367 — — 367
Financial 589 — — 589
Technology — 128 — 128
Total investments in securities $ 17,498 $ 48,158 $ — $ 65,656
LargeCap Growth Account I
Common Stocks
Basic Materials 6,726 — — 6,726
Communications 91,878 — — 91,878
Consumer, Cyclical 25,944 — — 25,944
Consumer, Non-cyclical 117,339 — — 117,339
Energy 734 — — 734
Financial 31,153 — — 31,153
Industrial 29,370 — — 29,370
Technology 107,930 87 — 108,017
Utilities 3,554 — — 3,554
Convertible Preferred Stocks
Communications — — 411 411
Investment Companies 11,266 — — 11,266
Preferred Stocks
Communications — 89 — 89
Consumer, Cyclical — — 657 657
Technology — 155 130 285
Total investments in securities $ 425,894 $ 331 $ 1,198 $ 427,423
Assets
Equity Contracts
Futures** 33 — — $ 33

March 31, 2020 (unaudited)

Account Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
LargeCap S&P 500 Index Account
Common Stocks* $ 2,198,906 $ — $ — $ 2,198,906
Investment Companies 36,338 — — 36,338
Total investments in securities $ 2,235,244 $ — $ — $ 2,235,244
Assets
Equity Contracts
Futures** 290 — — 290
LargeCap S&P 500 Managed Volatility Index Account
Common Stocks* 173,733 — — 173,733
Investment Companies 9,416 — — 9,416
Purchased Options 5,434 — — 5,434
Total investments in securities $ 188,583 $ — $ — $ 188,583
Liabilities
Equity Contracts
Futures** (1) — — (1)
Written Options (4,857) — — (4,857)
MidCap Account
Common Stocks
Basic Materials 3,361 — — 3,361
Communications 47,551 — — 47,551
Consumer, Cyclical 91,659 — — 91,659
Consumer, Non-cyclical 56,729 1,423 — 58,152
Financial 121,289 — — 121,289
Industrial 53,990 — — 53,990
Technology 54,946 — — 54,946
Utilities 8,990 — — 8,990
Investment Companies 6,390 — — 6,390
Total investments in securities $ 444,905 $ 1,423 $ — $ 446,328
Principal Capital Appreciation Account
Common Stocks* 119,276 — — 119,276
Investment Companies 2,534 — — 2,534
Total investments in securities $ 121,810 $ — $ — $ 121,810
Principal LifeTime 2010 Account
Investment Companies 28,883 — — 28,883
Total investments in securities $ 28,883 $ — $ — $ 28,883
Principal LifeTime 2020 Account
Investment Companies 169,052 — — 169,052
Total investments in securities $ 169,052 $ — $ — $ 169,052
Principal LifeTime 2030 Account
Investment Companies 163,611 — — 163,611
Total investments in securities $ 163,611 $ — $ — $ 163,611
Principal LifeTime 2040 Account
Investment Companies 70,267 — — 70,267
Total investments in securities $ 70,267 $ — $ — $ 70,267
Principal LifeTime 2050 Account
Investment Companies 31,612 — — 31,612
Total investments in securities $ 31,612 $ — $ — $ 31,612
Principal LifeTime 2060 Account
Investment Companies 6,616 — — 6,616
Total investments in securities $ 6,616 $ — $ — $ 6,616
Principal LifeTime Strategic Income Account
Investment Companies 25,296 — — 25,296
Total investments in securities $ 25,296 $ — $ — $ 25,296

March 31, 2020 (unaudited)

*For additional detail regarding sector classifications, please see the Schedule of Investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the period, there were no Accounts which had a significant Level 3 balance. During the period, there were no significant purchases, sales or transfers into or out of Level 3.
The Accounts' Schedules of Investments as of March 31, 2020 have not been audited. This report is provided for the general information of the Accounts' shareholders. For more information regarding the Account and its holdings, please see the Accounts' prospectus and annual report.
Account Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Real Estate Securities Account
Common Stocks* $ 118,755 $ — $ — $ 118,755
Investment Companies 1,953 — — 1,953
Total investments in securities $ 120,708 $ — $ — $ 120,708
SAM Balanced Portfolio
Investment Companies 572,771 — — 572,771
Total investments in securities $ 572,771 $ — $ — $ 572,771
SAM Conservative Balanced Portfolio
Investment Companies 164,849 — — 164,849
Total investments in securities $ 164,849 $ — $ — $ 164,849
SAM Conservative Growth Portfolio
Investment Companies 283,985 — — 283,985
Total investments in securities $ 283,985 $ — $ — $ 283,985
SAM Flexible Income Portfolio
Investment Companies 168,352 — — 168,352
Total investments in securities $ 168,352 $ — $ — $ 168,352
SAM Strategic Growth Portfolio
Investment Companies 242,666 — — 242,666
Total investments in securities $ 242,666 $ — $ — $ 242,666
Short-Term Income Account
Bonds* — 115,349 — 115,349
Investment Companies 7,167 — — 7,167
U.S. Government & Government Agency Obligations* — 11,136 — 11,136
Total investments in securities $ 7,167 $ 126,485 $ — $ 133,652
SmallCap Account
Common Stocks* 123,260 — — 123,260
Investment Companies 8,760 — — 8,760
Total investments in securities $ 132,020 $ — $ — $ 132,020